As filed with the Securities and Exchange Commission on March 2, 2010

File Nos. 033-23493 and 811-05583

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                  ☐

Post-Effective Amendment No. 58          ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59                                ☒

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                               (a Delaware Statutory Trust)

             (Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Karen L. Skidmore, Esq., One Franklin Parkway, San Mateo, CA 94403-1906

                       (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)

[X]	on May 1, 2010 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.	PROSPECTUS Franklin Templeton Variable Insurance Products Trust
May 1, 2010	Class 1

Contents

FUND SUMMARIES
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING

Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund - maturing in December 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

Overview
Franklin Templeton Variable Insurance Products Trust

FUND DETAILS
MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS/FINANCIAL HIGHLIGHTS

Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund - maturing in December 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

Additional Information, All Funds Regulatory Update DEALER COMPENSATION PORTFOLIO HOLDINGS STATEMENTS AND REPORTS ADMINISTRATIVE SERVICES

Distributions and Taxes INCOME AND CAPITAL GAINS DISTRIBUTIONS TAX CONSIDERATIONS

FUND ACCOUNT INFORMATION
INFORMATION ABOUT FUND TRANSACTIONS AND SERVICES	Buying Shares Selling Shares Exchanging Shares Market Timing Trading Policy Involuntary Redemptions Fund Account Policies Questions

FOR MORE INFORMATION
WHERE TO LEARN MORE ABOUT EACH FUND	Back Cover

FUND SUMMARIES

Franklin Global Real Estate Securities Fund

Investment Goal

High total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	0.80%
Distribution and service (12b-1) fees	None
Other expenses (including administration fees)	0.31%
Total annual Fund operating expenses	1.11%
Fee waiver[1]	-0.21%
Total annual Fund operating expenses after fee waiver[1]	0.90%

1. The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. Based on the fund's total assets of $383.9 million on December 31, 2009, it is estimated that the increase for the year ending April 30, 2011 will be 0.14%, which is a 0.09% increase in the management fee and a 0.05% increase in the administration fee, for common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) of 0.90%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 92	$ 320	$ 580	$ 1,321

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S.; companies qualifying under U.S. federal tax law as REITs; and companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities. The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector.

The Fund currently expects to be invested predominantly in equity securities. The Fund also may invest a small portion of its portfolio in debt securities. In addition, forward currency exchange contracts may be used from time-to-time to help currency risks and manage local currency exposure.

The manager seeks to limit price volatility by investing across markets and property types and seeks to provide a consistently high level of income. When selecting investments for the Fund’s portfolio, the manager applies a “bottom-up,” value-oriented stock selection process that incorporates macro-level views in the evaluation process. The manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities   By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates, tax and insurance considerations, changes in zoning laws, environmental regulations or hazards, or overbuilding or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs   A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments, which may result in greater fluctuation in the value of the Fund’s shares.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	26.70%
Worst Quarter:	4Q''08	-32.04%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Global Real Estate Securities Fund - Class 1	19.41%	-5.53%	7.05%
S&P/Citigroup Broad Market Index (BMI) Global REIT Index (unhedged into U.S. dollars) (index reflects no deduction for fees, expenses or taxes)[1]	48.69%	0.41%	10.43%
S&P/Citigroup Broad Market Index (BMI) Global REIT Index (hedged into U.S. dollars) (index reflects no deduction for fees, expenses or taxes)[1]	26.99%	-0.51%	9.81%

1. The S&P/Citigroup Broad Market Index (unhedged into U.S. dollars) is replacing the S&P/Citigroup (hedged into U.S. dollars) as the Fund's benchmark because the investment manager believes that the unhedged benchmark better reflects the Fund's holdings. The S&P/Citigroup (hedged into U.S. dollars) may be excluded from this comparison in the future.

Investment Manager

Franklin Templeton Institutional, LLC (FT Institutional)

Portfolio Managers

JACK FOSTER   Senior Vice President of FT Institutional and portfolio manager of the Fund since 2007.

DAVID LEVY   Portfolio Manager of FT Institutional and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Growth and Income Securities Fund

Investment Goal

Capital appreciation. Its secondary goal is current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.54%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual Fund operating expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 61	$ 192	$ 335	$ 750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests predominantly in equity securities, including common stock, preferred stock and all securities convertible into common stocks. The Fund may also invest up to 20% of its net assets in debt securities, including any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities); and synthetic convertible securities. The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds. The Fund generally invests between 60% and 80% of its net assets in common stocks, and between 20% and 40% of its net assets in a combination of convertible securities and debt securities.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s manager considers to be financially strong. The Fund attempts to buy equity securities when they are selling at attractive prices according to measurements such as relative dividend yield, book value, revenues and normalized earnings. The Fund’s manager emphasizes dividend yield in selecting stocks for the Fund because the manager believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Blend Style Investing   A “blend” strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. With respect to value stocks, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline even further.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	17.17%
Worst Quarter:	3Q''02	-19.36%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Growth & Income Securities Fund - Class 1	26.82%	-0.67%	2.82%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Lipper VIP Equity Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	23.06%	0.31%	2.35%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

ALAN E. MUSCHOTT, CFA   Vice President of Advisers and portfolio manager of the Fund since 2005.

EDWARD D. PERKS, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2005.

FRANK FELICELLI, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1995.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin High Income Securities Fund

Investment Goal

To earn a high level of current income. Its secondary goal is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.56%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual Fund operating expenses	0.63%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 64	$ 202	$ 351	$ 786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests substantially in high yield, lower-rated debt securities and preferred stocks. Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes called "junk bonds." Investment grade debt securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's). The Fund may also invest in securities issued by companies and governments in any foreign country, developed or developing. Foreign securities held by the Fund generally will be denominated in U.S. dollars and traded on U.S. markets.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund may from time to time enter into various derivative transactions, particularly credit default swap agreements, interest rate swap agreements and currency forwards. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to selected credit risks, interest rates, currencies or countries. These derivative transactions may be used to enhance Fund returns, increase liquidity, gain exposure to particular instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

The Fund's manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a "bottom-up" investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

A significant portion of the fund’s floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans and are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	16.53%
Worst Quarter:	4Q''08	-15.65%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin High Income Securities Fund - Class 1	42.99%	5.15%	4.32%
Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes)	54.22%	5.99%	7.07%
Lipper VIP High Current Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	43.48%	4.19%	4.60%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

PATRICIA O'CONNOR, CFA, CPA   Vice President of Advisers and portfolio manager of the Fund since 2002.

ERIC G. TAKAHA, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Income Securities Fund

Investment Goal

To maximize income while maintaining prospects for capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total annual Fund operating expenses	0.47%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 48	$ 151	$ 263	$ 591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the managers' analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, mortgage and asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as "junk bonds"), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors such as utilities, financials, energy, healthcare and telecommunications, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors from time to time. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Fund's investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
  the experience and strength of the company's management;
  the company's changing financial condition and market recognition of the change;
  the company's sensitivity to changes in interest rates and business conditions; and
  the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Fund, the investment manager applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The investment manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	17.37%
Worst Quarter:	3Q''08	-14.82%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Income Securities Fund - Class 1	35.88%	3.78%	8.14%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)[1]	5.93%	4.97%	6.33%
Lipper VIP Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[2]	22.97%	2.54%	2.79%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

2. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

EDWARD D. PERKS, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2002.

CHARLES B. JOHNSON   Chairman of Franklin Resources, Inc. and portfolio manager of the Fund since 1989.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Large Cap Growth Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual Fund operating expenses	0.81%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 83	$ 259	$ 450	$ 1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Under normal market conditions, the Fund invests predominantly in equity securities primarily common stocks. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing   Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	17.71%
Worst Quarter:	4Q''08	-20.03%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Large Cap Growth Securities Fund - Class 1	30.04%	0.47%	0.18%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	37.21%	1.63%	-3.99%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

KENT SHEPHERD, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

ALEX PETERS, CFA   Vice President of Advisers and portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Rising Dividends Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	0.63%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	0.68%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	0.67%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 68	$ 214	$ 373	$ 835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. The Fund invests predominantly in equity securities, primarily common stock. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have increased their dividend rate during the last four consecutive years.

Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;
  increased dividends substantially (at least 100%) over the last 10 years;
  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);
  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and
  attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor's® 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. From time to time, the Fund may invest a significant to substantial amount of its assets in the securities of smaller and midsize companies. Although the manager will search for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''00	14.74%
Worst Quarter:	4Q''08	-15.55%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Rising Dividends Securities Fund - Class 1	17.67%	0.43%	6.80%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since 1996.

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1992).

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1992).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (1992).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Small Cap Value Securities Fund

Investment Goal

Long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	0.52%
Distribution and service (12b-1) fees	None
Other expenses (including administration fees)	0.18%
Acquired fund fees and expenses[2]	0.03%
Total annual Fund operating expenses	0.73%
Fee waiver[1]	-0.02%
Total annual Fund operating expenses after fee waiver1, [2]	0.71%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 73	$ 227	$ 395	$ 883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies. Small-capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities the Fund’s manager believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller Companies   Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	24.39%
Worst Quarter:	4Q''08	-27.30%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Small Cap Value Securities Fund - Class 1	29.54%	1.70%	8.81%
Russell 2500™ Value Index (index reflects no deduction for fees, expenses or taxes)	27.68%	0.84%	8.18%

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1998).

Y. DOGAN SAHIN, CFA   Portfolio Manager of Advisory Services and portfolio manager of the Fund since 2007.

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Small-Mid Cap Growth Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	0.51%
Distribution and service (12b-1) fees	None
Other expenses (including administration fees)	0.30%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses1, [2]	0.82%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	0.81%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 83	$ 259	$ 450	$ 1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small cap and mid cap companies. For this Fund, small cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology, technology services and electronic technology).

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Sectors   To the extent that the Fund has significant investments in one or a few sectors, such as technology, it bears more risk than a fund which always maintains broad sector diversification. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. The biotechnology and health technology industries are affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''01	23.93%
Worst Quarter:	4Q''08	-27.13%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Small-Mid Cap Growth Securities Fund - Class 1	43.95%	1.17%	-1.67%
Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	46.29%	2.40%	-0.52%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

EDWARD B. JAMIESON   President, Chief Investment Officer and Director of Advisers and portfolio manager of the Fund since 2005.

JAMES CROSS   Portfolio Manager of Advisers and portfolio manager of the Fund since 2006.

MICHAEL MCCARTHY   Senior Vice President of Advisers and portfolio manager of the Fund since 1995.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Strategic Income Securities Fund

Investment Goal

High level of current income. A secondary goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	0.36%
Distribution and service (12b-1) fees	None
Other expenses (including administration fees)	0.23%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses	0.60%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	0.59%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 60	$ 189	$ 329	$ 738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any one of the classes.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's or CCC by S&P® or are unrated securities the Fund's manager determines are of comparable quality. However, the Fund may invest a small portion of its total assets in debt securities that are in default.

The Fund may also invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage securities.

For purposes of pursuing its investment goals, the Fund may enter into interest rate and credit related transactions involving certain derivative instruments, including interest rate and credit default swaps and bond/interest futures contracts. The use of such derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, durations or credit risks. The Fund may also enter into various other transactions involving derivatives, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposure to selected currencies. In addition, the Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets.

The manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Mortgage Securities   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of repayments, mortgage securities may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of mortgage securities, making them more sensitive to interest rate changes and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Asset-Backed Securities   Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	9.85%
Worst Quarter:	4Q''08	-5.96%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Strategic Income Securities Fund - Class 1	26.11%	5.63%	7.22%
Barclays Capital U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	28.17%	4.64%	5.90%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

ERIC G. TAKAHA, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (1999).

CHRISTOPHER J. MOLUMPHY, CFA   Executive Vice President and Director of Advisers and portfolio manager of the Fund since inception (1999).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Templeton VIP Founding Funds Allocation Fund

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	None
Distribution and service (12b-1) fees	None
Other expenses (including administration fees)	0.12%
Acquired fund fees and expenses[2]	0.68%
Total annual Fund operating expenses	0.80%
Fee waiver[1]	-0.02%
Total annual Fund operating expenses after fee waiver1, [2]	0.78%

1. The fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the fund so that common annual fund operating expenses (i.e., a combination of fund administration fees and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. The fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds’ estimated fees and expenses are based on the acquired funds' annualized expenses.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 80	$ 253	$ 442	$ 988

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in a combination of Class 1 shares of the Franklin Income Securities Fund (33 1/2%), Mutual Shares Securities Fund (33 1/2%) and Templeton Growth Securities Fund (33 1/2%) (underlying funds). The Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The administrator rebalances the Fund’s investments in the underlying funds periodically and may recommend to the Fund’s Board additional or different underlying funds for investment (without the approval of shareholders). These underlying funds, in turn, invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities, each following a value-oriented approach.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Investing in Underlying Funds   Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The underlying funds are subject to management risk because they are each an actively managed investment portfolio. Each underlying funds' investment manager will apply investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	17.78%
Worst Quarter:	4Q''08	-18.22%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	Since Inception 7/2/2007
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1	30.47%	-9.37%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	-27.18%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)[1]	30.79%	-29.09%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

The Fund does not have an investment manager, nor does it pay investment management fees. Franklin Templeton Services, LLC (FT Services), the Fund's administrator, monitors the percentage of the Fund's assets allocated to the underlying funds and periodically rebalances the Fund's portfolio. T. Anthony Coffey, CFA, Vice President of Franklin Advisers, Inc., assists FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin U.S. Government Fund

Investment Goal

Income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.49%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total annual Fund operating expenses	0.53%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 54	$ 170	$ 296	$ 665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund invests primarily in fixed income and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes). Ginnie Maes represent an ownership interest in mortgage loans pooled together for sale to investors to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, Ginnie Maes provide investors with monthly payments of interest and principal as well as any unscheduled prepayments on the underlying mortgage loans.

Ginnie Maes carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. The full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund may also invest in other U.S. government securities, which are also backed by the full faith and credit of the U.S. government, such as U.S. Treasury STRIPS, bills, bonds and notes. In addition, the Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Ginnie Maes   Ginnie Maes differ from conventional corporate debt securities because principal is paid back monthly over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. Because of repayments, Ginnie Maes may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than some other debt securities to a decline in market value when interest rates rise.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''08	4.52%
Worst Quarter:	2Q''04	-1.27%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin U.S. Government Fund - Class 1	3.34%	4.99%	6.03%
Barclays Capital U.S. Government Index: Intermediate Component (index reflects no deduction for fees, expenses or taxes)	-0.32%	4.74%	5.65%
Lipper VIP General US Government Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	5.99%	4.12%	5.63%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

PAUL VARUNOK   Portfolio Manager of Advisers and portfolio manager of the Fund since 2004.

PATRICK KLEIN, PH.D   Research Analyst of Advisers and portfolio manager of the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Zero Coupon Fund - maturing in December 2010

Investment Goal

As high an investment return as is consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual Fund operating expenses	0.66%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 67	$ 211	$ 368	$ 822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in zero coupon debt securities. Zero coupon securities make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. As the Fund approaches its Target Date, as described in more detail below, its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents.

The Fund may invest some or all of its assets in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, its agencies or authorities or U.S. government-sponsored enterprises, including mortgage securities. When the Fund invests in other than stripped U.S. Treasury securities, the bonds will be rated at least "A" by independent rating organizations such as Standard & Poor’s or Moody’s Investors Service or, if unrated, securities determined by the manager to be of comparable quality.

The Fund matures on the third Friday of December of 2010 (Target Date). On the Fund's Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event. Since the Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In addition, the Fund may be subject to reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Portfolio Turnover   Because the Fund is approaching its Target Date, the Fund's portfolio turnover rate may be higher than in past years. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for sales of securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''02	11.60%
Worst Quarter:	2Q''04	-4.22%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Zero Coupon Fund - 2010 - Class 1	0.44%	4.11%	7.17%
Merrill Lynch 2-Year Zero Coupon Bond Index (index reflects no deduction for fees, expenses or taxes)	1.06%	4.26%	4.87%
Lipper VIP General Bonds Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	20.03%	4.24%	5.80%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

KENT BURNS, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2002.

PAUL VARUNOK   Portfolio Manager of Advisers and portfolio manager of the Fund since 2006.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual Global Discovery Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses (including administration fees)	0.26%
Total annual Fund operating expenses	1.06%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 108	$ 337	$ 585	$ 1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	14.52%
Worst Quarter:	4Q''08	-13.38%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Mutual Global Discovery Securities Fund - Class 1	23.63%	7.36%	8.22%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)[1]	30.79%	2.57%	0.23%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2009.

PHILIPPE BRUGERE-TRELAT   Executive Vice President of Franklin Mutual and portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual Shares Securities Fund

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses (inclkuding administration fees)	0.18%
Total annual Fund operating expenses	0.78%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 80	$ 249	$ 433	$ 966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund expects to invest a significant portion of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	16.28%
Worst Quarter:	4Q''08	-21.06%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Mutual Shares Securities Fund - Class 1	26.35%	1.68%	5.20%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2009.

F. DAVID SEGAL, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2002.

DEBORAH A. TURNER, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Developing Markets Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	1.25%
Distribution and service (12b-1) fees	None
Other expenses (including administration fees)	0.21%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.48%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.47%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 150	$ 465	$ 803	$ 1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments. The Fund invests primarily in the equity securities of developing market companies, primarily common stock. Developing market countries include those considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, based on economic conditions. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Emerging Market Countries   The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Smaller Companies   Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	31.83%
Worst Quarter:	4Q''08	-28.87%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Developing Markets Securities Fund - Class 1	73.32%	11.71%	7.67%
MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes)	79.02%	15.88%	10.09%
S&P/IFCI Composite Index (index reflects no deduction for fees, expenses or taxes)[1]	81.03%	16.50%	11.17%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton Developing Markets Fund.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Templeton Asset Management Ltd. (Asset Management)

Portfolio Managers

MARK MOBIUS PH.D.   Managing Director of Asset Management and portfolio manager of the Fund since inception (1996).

TOM WU   Director of Asset Management and portfolio manager of the Fund since inception (1996).

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management and portfolio manager of the Fund since inception (1996).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Foreign Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	0.64%
Distribution and service (12b-1) fees	None
Other expenses (including administration fees	0.15%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	0.81%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	0.80%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 82	$ 255	$ 444	$ 990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock. While there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies and a portion to a significant amount in smaller companies. The Fund also invests in American, European and Global Depositary Receipts. Although the manager will search for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	22.87%
Worst Quarter:	3Q''02	-21.83%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Foreign Securities Fund - Class 1	37.34%	5.03%	3.08%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton International Fund.

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Portfolio Managers

PETER A. NORI, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.

TINA SADLER, CFA   Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 2003.

GARY P. MOTYL, CFA   President of Investment Counsel and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Global Bond Securities Fund

Investment Goal

High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.47%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual Fund operating expenses	0.54%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 55	$ 173	$ 302	$ 677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest a portion of its net assets in debt securities that are rated below investment grade, including a small portion in defaulted debt securities. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest a significant to substantial portion of its assets in emerging markets. The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is "diversified".

For purposes of pursuing its investment goals, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into interest rate and credit related derivative transactions, including interest rate/bond futures contracts and options on such contracts and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments, which may result in greater fluctuation in the value of the Fund’s shares.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''04	10.34%
Worst Quarter:	2Q''08	-4.99%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Global Bond Securities Fund - Class 1	18.98%	9.14%	11.01%
J.P. Morgan Government Bond Index - Global (index reflects no deduction for fees, expenses or taxes)	1.90%	4.60%	6.70%
Citigroup World Government Bond Index (WGBI) (index reflects no deduction for fees, expenses or taxes)[1]	1.01%	4.79%	5.54%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

MICHAEL HASENSTAB PH.D.   Senior Vice President of Advisers and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Growth Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 1
Maximum sales charge (load) as a percentage of offering price	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total annual Fund operating expenses	0.79%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 81	$ 252	$ 439	$ 978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily consist of common stock. The Fund also invests in depositary receipts.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	20.71%
Worst Quarter:	4Q''08	-21.54%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Growth Securities Fund - Class 1	31.33%	0.76%	2.80%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	30.79%	2.57%	0.23%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)[1]	35.41%	3.64%	0.90%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Templeton Global Advisors Limited (Global Advisors)

Sub-Advisor

Templeton Asset Management Limited (Asset Management)

Portfolio Managers

ALAN CHUA, CFA   Portfolio Manager of Asset Management and portfolio manager of the Fund since 2003.

CINDY L. SWEETING, CFA   President, Chairman and Director of Global Advisors and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Templeton Variable Insurance Products Trust

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The classes are identical except that Class 2, Class 3 and Class 4 each has a distribution plan and Class 3 may assess a redemption fee (see "Share Classes" under Fund Account Information). The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

Investment Considerations

  Each Fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.
  The following give a general sense of the level of fund assets associated with a particular investment or strategy: "small portion" (less than 10%); "portion" (10% to 25%); "significant" (25% to 50%); "substantial" (50% to 66%); "primary" (66% to 80%); and "predominant" (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust's Statement of Additional Information (SAI).

Risks

  There can be no assurance that any Fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the investment manager's judgment in the analysis and evaluation of securities selected for investment.
  All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.
  Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

Additional Information

More detailed information about each Fund, its investment policies, and its particular risks can be found in the SAI.

Management

The Funds' investment managers and their affiliates manage $548 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

Franklin Global Real Estate Securities Fund

Goal

The Fund's principal investment goal is high total return.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For purposes of this Fund the real estate sector includes:

  real estate investment trusts (REITs) (defined below) and similar REIT-like entities domiciled outside the U.S.;
  companies qualifying under U.S. federal tax law as REITs; and
  companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

The manager seeks to limit price volatility by investing across markets and property types. The manager also seeks to provide a consistently high level of income.

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. Equity REITs generally receive income from rents received. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities.

Under normal conditions, the Fund expects to invest predominantly in equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

In addition to the Fund's main investments, the Fund may invest in issuers engaged in businesses whose products and services are related to the real estate sector.The Fund also may invest a small portion of its portfolio in debt securities.

The Fund invests predominantly in companies located anywhere in the world that operate in the real estate sector.

Portfolio Selection

The manager is a research driven, fundamental investor. The manager's active investment strategy is centered on the belief that unsynchronized regional economic activity within the global economy provides consistent, attractive return opportunities in the global real estate markets.

When selecting investments for the Fund's portfolio, the manager applies a "bottom-up," value-oriented stock selection process that incorporates macro-level views in the evaluation process. The manager's portfolio construction process combines:

  Bottom-up analysis of individual stock and real estate market fundamentals; and
  Top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price with both the real estate market and general stock market, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Real Estate Securities

By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITs.   Equity REITs may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT's performance depends on the types of and locations of the properties it owns and how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Stocks

In the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund will employ various strategies to hedge a particular currency, but there is no assurance that any such hedging strategy would reduce rather than increase the Fund’s risk. Restrictions on currency trading that may be imposed by developing market countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

Political and economic developments.   Diplomatic and political developments, including regional conflicts, rapid and adverse political changes, social instability, terrorism and war, could adversely affect economies, industries and securities and currency markets, and the value of the Fund’s investments. Terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These developments are extremely difficult, if not impossible, to predict and take into account with respect to management of the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Interest Rate

Rate changes can be sudden and unpredictable. Rising interest rates are likely to have an adverse impact on the securities that the Fund owns, as increasing rates drive up mortgage and financing costs, can restrain construction and buying and selling activity in the real estate market and make other categories of investments more attractive.

Credit

An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Liquidity

Liquidity risk exists when particular securities are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Derivative Securities Including Hedging Instruments

The performance of derivative investments, including hedging instruments, depends, at least in part, on the performance of an underlying asset. Derivative securities involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Non-Diversification

The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer and invest in a smaller number of issuers overall than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

JACK FOSTER Senior Vice President of FT Institutional	Mr. Foster has been a co-lead portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 1987.

DAVID LEVY Portfolio Manager of FT Institutional

David Levy has been a co-lead portfolio manager of the Fund since 2007. Prior to joining Franklin Templeton Investments in 2007, Mr. Levy spent over 16 years at New York Life Investment Management where, since 1997, he was a portfolio manager for New York Life's REIT portfolios.

Mr. Foster and Mr. Levy, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays its investment manager a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009, management fees were 0.80% of average daily net assets. Under a contractual agreement by the manager to limit its fees, the Fund paid 0.62% of its average daily net assets to the manager for its services.

The investment manager has contractually agreed to limit its fees so that the increase in investment management fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager will receive one-fifth of the increase in the rate of the fee. Based on Fund total net assets of $383.9 million on December 31, 2009 it is estimated that the increase in the management fee for the year ending April 30, 2011 will be 0.09%. Beginning in May 1, 2012, the full new investment management fee will then be in effect.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.84	$ 25.42	$ 35.25	$ 32.55	$ 30.87
Income from investment operations:[a]
Net investment income[b]	0.30	0.62	0.80	0.67	0.70
Net realized and unrealized gains (losses)	1.36	-9.10	-7.56	5.40	3.38
Total from investment operations	1.66	-8.48	-6.76	6.07	4.08
Less distributions from:
Net investment income and net realized foreign currency gains	-1.34	-0.32	-0.81	-0.75	-0.49
Net realized gains	—	-5.78	-2.26	-2.62	-1.91
Total distributions	-1.34	-6.10	-3.07	-3.37	-2.40
Net asset value, end of year	$ 11.16	$ 10.84	$ 25.42	$ 35.25	$ 32.55
Total return[c]	19.41%	-42.22%	-20.65%	20.87%	13.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.11%	1.08%	0.84%	0.50%	0.49%
Expenses net of waiver and payments by affiliates[d]	0.76%	0.60%	0.52%	0.50%	0.49%
Net investment income	3.13%	3.41%	2.57%	2.04%	2.32%
Supplemental data
Net assets, end of year (000’s)	$ 38,486	$ 39,018	$ 83,250	$ 140,487	$ 145,425
Portfolio turnover rate	87.34%	77.28%	121.84%	31.39%	36.10%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Growth and Income Securities Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is to provide current income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and all securities convertible into common stocks. The Fund may also invest up to 20% of its assets in debt securities, as described below. The Fund generally invests between 60% and 80% of its net assets in common stocks, and between 20% and 40% of its net assets in a combination of convertible securities and debt securities.

The Fund attempts to buy equity securities when they are selling at attractive prices according to measurements such as relative dividend yield, book value, revenues and normalized earnings. Using this approach, the Fund seeks to invest in these securities when their prices may be temporarily depressed, and while their dividends can provide current, steady income to cushion against price declines.

An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund's manager emphasizes dividend yield in selecting stocks for the Fund because the manager believes that, over time, dividend income can contribute significantly to total return. The manager also believes that dividend income is often a more consistent source of investment return than capital appreciation. Moreover, stocks with relatively higher dividend yields tend to have less price volatility than stocks that pay out little dividend income, and can provide greater stability of principal.

The Fund's strategy is to invest in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). This results in a unique relative yield range for each company that in turn provides a discipline for determining whether a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, the Fund seeks to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

While the Fund does not concentrate in any one industry, it may make significant investments in the financial services, energy, technology and telecommunications, producer manufacturing, utilities, and healthcare/pharmaceutical sectors. These industry sectors tend to have dividend yield and/or valuation characteristics consistent with the Fund's goal.

A convertible security is generally a debt security or preferred stock that may be converted within a specified period of time into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) (rated BBB or better), Moody's Investors Service (Moody's) (rated Baa or higher) and Fitch Ratings (Fitch) (rated BBB or better) are considered investment grade.Securities rated Ba or lower by Moody's or BB or lower by S&P® are considered to be below investment grade. Convertible securities may fall within the lower-rated categories as determined by securities rating organizations.

The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund may invest up to 20% of its net assets in any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities); and synthetic convertible securities. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.

The Fund does not currently intend to invest more than 10% of its assets in real estate investment trusts (REITs). REITs manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund may invest in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivative instruments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The Fund invests predominantly in equity securities.

Portfolio Selection

The manager invests in a broadly diversified portfolio of equity securities that it considers to be financially strong. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). This results in a relative yield range for each company that can assist the manager in determining whether it believes whether a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, the Fund seeks to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Blend Style Investing

A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline even further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

Income

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Energy companies.   Companies that are involved in oil or gas exploration, production, refining or marketing, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economics, politics and regulation.

Healthcare/Pharmaceutical companies.   The healthcare/ pharmaceutical sector is subject to extensive government regulation and is characterized by strong competition and rapid development of competing products. As these factors impact this sector, the stock prices of companies within this sector may fluctuate significantly over relatively short periods of time.

Technology and telecommunication companies.   Companies in the technology and telecommunications sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies are also subject to government regulations and changes in regulations are among the many factors that can have a material effect on companies in this sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Real Estate Securities

REITs.   Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITS as a whole.

Market

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of securities believed to be undervalued. The portfolio managers of the team are as follows:

ALAN E. MUSCHOTT, CFA Vice President of Advisers	Mr. Muschott has been co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1998.

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been a co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

FRANK FELICELLI, CFA Senior Vice President of Advisers	Mr. Felicelli has been a portfolio manager of the Fund since 1995. He joined Franklin Templeton Investments in 1986.

Mr. Muschott and Mr. Perks, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time. Mr. Felicelli is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.54% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.72	$ 15.07	$ 16.83	$ 15.60	$ 15.60
Income from investment operations:[a]
Net investment income[b]	0.31	0.39	0.41	0.42	0.42
Net realized and unrealized gains (losses)	1.92	-5.17	-0.82	2.05	0.15
Total from investment operations	2.23	-4.78	-0.41	2.47	0.57
Less distributions from:
Net investment income	-0.48	-0.45	-0.42	-0.43	-0.43
Net realized gains	—	-1.12	-0.93	-0.81	-0.14
Total distributions	-0.48	-1.57	-1.35	-1.24	-0.57
Net asset value, end of year	$ 10.47	$ 8.72	$ 15.07	$ 16.83	$ 15.60
Total return[c]	26.82%	-34.95%	-3.46%	17.05%	3.71%
Ratios to average net assets
Expenses[d]	0.60%	0.55%	0.52%	0.54%	0.51%
Net investment income	3.46%	3.17%	2.47%	2.63%	2.74%
Supplemental data
Net assets, end of year (000’s)	$ 174,403	$ 162,936	$ 306,691	$ 388,751	$ 405,245
Portfolio turnover rate	51.05%	30.66%	36.66%	23.05%	43.89%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Securities Fund

Goals

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests substantially in high yield, lower-rated debt securities and preferred stocks. Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes called "junk bonds." Investment grade debt securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's). The Fund may buy both rated and unrated debt securities including securities rated below B by Moody's or S&P®.

A debt security represents an obligation of an issuer to repay a loan of money to it and generally provides for the payment of interest. These include bonds, notes, debentures and convertible securities. The Fund may invest in senior and subordinated debt securities. Subordinated debt is more risky because its holder will be paid only after the holders of senior debt securities are paid. The Fund may invest in "zero coupon bonds," which are debt securities that typically pay interest only at maturity rather than periodically during the life of the security and are issued at a significant discount from their principal amount.

The Fund may invest up to 100% of its assets in high yield, lower quality debt securities. These are either securities rated below investment grade (below the top four rating categories) by independent rating organizations such as Standard & Poor’s (S&P) and Moody’s Investors Service (Moody's) or unrated securities the manager determines are of comparable quality. However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered to be below investment grade. The below investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the Fund’s manager determines are of comparable quality.

While the Fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity securities as a result of receiving those securities in a corporate restructuring. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest in securities issued by companies and governments in any foreign country, developed or developing. Foreign securities held by the Fund generally will be denominated in U.S. dollars and traded on U.S. markets.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund may from time to time enter into certain transactions involving derivatives, particularly credit default swap agreements, interest rate swap agreements and currency forwards. The use of credit default swaps and interest rate swaps may allow the Fund to obtain net long or net short exposures to selected credit risks, interest rate or derivatives or for the purposes, of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks related to change in interest rate and other market factors. When used for hedging purposes, a forward contract could be used to protect against possible decline in a currency's value when a security held or to be purchased by the Fund is denominated in that currency. The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund invests substantially in high yield, lower-rated debt securities.

Portfolio Selection

The Fund's manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a "bottom-up" investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments.

In selecting securities for the Fund's investment portfolio, the manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The manager considers a variety of factors, including the issuer's experience and managerial strength, its sensitivity to economic conditions, and its current financial condition.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term debt and money market instruments, including U.S. government securities, money market fund shares, high-grade commercial paper, repurchase agreements and other money market equivalents. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities.   Junk bonds generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Interest Rate

When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and foreign securities traded on U.S. markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.

Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Call

A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

Credit-Linked Securities

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Floating Rate Corporate Loans

The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund’s shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on high yield debt investments. The portfolio managers of the team are as follows:

PATRICIA O'CONNOR, CFA, CPA Vice President of Advisers

Ms. O'Connor has been the lead portfolio manager of the Fund since 2002. She has primary responsibility for the investments of the Fund. Ms. O'Connor has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Ms. O'Connor may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

ERIC G. TAKAHA, CFA Senior Vice President of Advisers

Mr. Takaha has been a portfolio manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 4.68	$ 6.72	$ 6.96	$ 6.82	$ 6.99
Income from investment operations:[a]
Net investment income[b]	0.46	0.50	0.51	0.49	0.48
Net realized and unrealized gains (losses)	1.50	-1.92	-0.30	0.12	-0.23
Total from investment operations	1.96	-1.42	0.21	0.61	0.25
Less distributions from net investment income	-0.38	-0.62	-0.45	-0.47	-0.42
Net asset value, end of year	$ 6.26	$ 4.68	$ 6.72	$ 6.96	$ 6.82
Total return[c]	42.99%	-23.16%	3.02%	9.48%	3.72%
Ratios to average net assets
Expenses before expense reduction	0.63%	0.66%	0.61%	0.64%	0.60%
Expenses net of expense reduction	0.63%[d]	0.66%[d]	0.61%[d]	0.63%	0.60%[d]
Net investment income	8.33%	8.30%	7.38%	7.14%	6.96%
Supplemental data
Net assets, end of year (000’s)	$ 48,855	$ 38,225	$ 61,286	$ 77,641	$ 87,814
Portfolio turnover rate	26.41%	21.75%	40.65%	37.99%	47.60%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Income Securities Fund

Goals

The Fund’s investment goal is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the managers' analysis of the best opportunities for the Fund’s portfolio in a given market.

Debt securities obligate the issuer to repay a loan of money at a future date and generally provides for the payment of interest on the amount borrowed to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's) are considered investment grade. Securities rated Ba or lower by Moody's or BB or lower by S&P® are considered to be below investment grade. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services.

Debt securities in the lower rating categories and unrated securities deemed by the Fund's manager to be of comparable quality generally pay higher yields than more highly rated securities to compensate investors for the greater risk of default or of price fluctuations due to changes in the issuer's creditworthiness. Such lower rated but higher yielding securities are sometimes referred to as "junk bonds." If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Back Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

As of December 31, 2009, approximately 52.6% of the Fund's net assets were invested in lower-rated and comparable quality unrated debt securities The percentage of the Fund's net assets invested in such securities at any given time may vary substantially from this number.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivative instruments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The Fund normally invests in a diversified portfolio of bonds and stocks in the U.S. and abroad.

Portfolio Selection

The Fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
  the experience and strength of the company's management;
  the company's changing financial condition and market recognition of the change;
  the company's sensitivity to changes in interest rates and business conditions; and
  the company's debt maturity schedules and borrowing requirements.

With respect to debt and equity securities in the utilities industry, the manager considers the effects of the regulatory environment on utilities companies.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the Fund's share price. If interest rates rise, the price of the Fund's debt securities will also fall. Because the value of the Fund's holdings fluctuates in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-rated securities.   Junk bonds generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Stocks

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

Interest Rate

When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Utilities industry.   Utility company equity securities, which are generally purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. In general, all utility companies may face additional regulation and litigation regarding emissions from their power plants; increased costs from new or greater regulation of greenhouse gas emissions; and the need to purchase expensive emissions control equipment due to regulations, all of which may lowering their earnings.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and currency devaluations), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater price volatility.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Borrowings may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, borrowings associated with the TALF Program are non-recourse to the Fund, which should limit some of the risks of leverage.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Market

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Prepayment

Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund’s income, yield and its distributions to shareholders. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment, similar or greater potential for losses in a rising interest rate environment, and greater uncertainty and volatility.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been the lead portfolio manager of the Fund since 2002. He joined Franklin Templeton Investments in 1992.

CHARLES B. JOHNSON Chairman of Franklin Resources, Inc.	Mr. Johnson has been a portfolio manager of the Fund since 1989 and has been with Franklin Templeton Investments since 1957.

Mr. Perks has primary responsibility for the investments of the Fund. Subject to the general supervision of Mr. Johnson, Mr. Perks has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Perks may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.45% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.53	$ 17.63	$ 17.65	$ 15.56	$ 15.89
Income from investment operations:[a]
Net investment income[b]	0.91	1.10	1.03	0.94	0.85
Net realized and unrealized gains (losses)	3.08	-5.99	-0.31	1.85	-0.56
Total from investment operations	3.99	-4.89	0.72	2.79	0.29
Less distributions from:
Net investment income	-1.09	-0.86	-0.63	-0.62	-0.57
Net realized gains	—	-0.35	-0.11	-0.08	-0.05
Total distributions	-1.09	-1.21	-0.74	-0.70	-0.62
Net asset value, end of year	$ 14.43	$ 11.53	$ 17.63	$ 17.65	$ 15.56
Total return[c]	35.88%	-29.41%	4.01%	18.47%	1.83%
Ratios to average net assets
Expenses[d]	0.47%	0.47%	0.47%	0.47%	0.48%
Net investment income	7.23%	7.28%	5.77%	5.70%	5.44%
Supplemental data
Net assets, end of year (000’s)	$ 910,504	$ 433,370	$ 455,932	$ 458,613	$ 457,625
Portfolio turnover rate	42.30%	43.89%	32.11%	25.05%	34.76%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Large Cap Growth Securities Fund

Goal

The Fund’s investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000® Index, at the time of purchase. The Russell 1000 consists of the 1,000 largest companies in the Russell 3000™ Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of its most recently available reconstitution, the market capitalizations of companies in the Russell 100 Index ranged from approximately $829 million to $338 billion. and the median market capitalization was approximately $3.4 billion. The index is reconstituted annually.

Under normal market conditions, the Fund invests predominantly in equity securities. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, it may from time to time have substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications and financial services companies.

Growth companies in which the Fund may invest include those that the manager expects to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains or are trading at valuations that the manager believes are attractive relative to their growth rates. These may include companies that generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund invests predominantly in large-cap companies.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Sector Focus

Although the manager does not expect to concentrate the Fund’s investments in any one sector, it may from time to time allocate more of the Fund’s portfolio holdings to a particular sector. To the extent that the Fund focuses on a particular sector, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Technology companies.   Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Healthcare technology companies.   The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

Electronic technology and technology services companies.   These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Communications companies.   The securities of communications companies may experience more price volatility than those of other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in large capitalization growth companies. The portfolio managers of the team are as follows:

KENT SHEPHERD, CFA Senior Vice President of Advisers	Mr. Shepherd has been a co-lead portfolio manager of the Fund since 1999. He joined Franklin Templeton Investments in 1991.

ALEX PETERS, CFA Vice President of Advisers	Mr. Peters has been a co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

Mr. Shepherd and Mr. Peters, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.75% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.66	$ 17.51	$ 16.70	$ 15.17	$ 15.08
Income from investment operations:[a]
Net investment income[b]	0.12	0.17	0.21	0.17	0.17
Net realized and unrealized gains (losses)	3.04	-5.82	0.89	1.51	0.02
Total from investment operations	3.16	-5.65	1.10	1.68	0.19
Less distributions from:
Net investment income	-0.20	-0.24	-0.16	-0.15	-0.10
Net realized gains	—	-0.96	-0.13	—	—
Total distributions	-0.20	-1.20	-0.29	-0.15	-0.10
Net asset value, end of year	$ 13.62	$ 10.66	$ 17.51	$ 16.70	$ 15.17
Total return[c]	30.04%	-34.39%	6.53%	11.17%	1.31%
Ratios to average net assets
Expenses[d]	0.81%	0.77%	0.74%	0.76%	0.76%
Net investment income	1.03%	1.19%	1.21%	1.11%	1.14%
Supplemental data
Net assets, end of year (000’s)	$ 58,287	$ 51,651	$ 96,920	$ 114,929	$ 136,464
Portfolio turnover rate	71.95%	66.04%	50.67%	50.97%	39.44%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Rising Dividends Securities Fund

Goal

The Fund's investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests predominantly in equity securities, primarily common stock. Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;
  increased dividends substantially (at least 100%) over the last 10 years;
  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);
  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and
  attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor's® 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria.

The Fund may invest in equity securities of any size company. In addition to its investments in large capitalization companies, the Fund may invest a significant to substantial amount of its assets in small capitalization companies (companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase) and mid capitalization companies (companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase). As of the last reconstitution date, the market capitalization range of the Russell 2500 Index was $78 million to $3.9 billion and the market capitalization range of the Russell Midcap Index was $829 million to $12.2 billion. The indexes are reconstituted annually.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund, from time to time, may have significant investments in particular sectors such as financial institutions and health care.

The Fund invests predominantly in investments of companies that have paid rising dividends.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. Please note that the manager employs a bottom-up stock selection process and the Fund will invest in securities without regard to the securities normally comprising the benchmark that the Fund uses for performance comparison purposes.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Health Care Companies   The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments that have paid rising dividends. The portfolio managers of the team are as follows:

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services

Mr. Taylor has been the lead portfolio manager of the Fund since 1996. He has primary responsibility for the investments of the Fund. Mr. Taylor has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Taylor joined Franklin Templeton Investments in 1996.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services

Mr. Baughman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

WILLIAM J. LIPPMAN President of Advisory Services

Mr. Lippman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services

Ms. McGee has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.63% of the Fund's average daily net assets. Advisory Services had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund. With this reduction, the Fund paid 0.62% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 13.96	$ 19.61	$ 20.88	$ 18.11	$ 17.75
Income from investment operations:[a]
Net investment income[b]	0.14[c]	0.35	0.36	0.58[d]	0.28
Net realized and unrealized gains (losses)	2.28	-5.51	-0.80	2.53	0.36
Total from investment operations	2.42	-5.16	-0.44	3.11	0.64
Less distributions from:
Net investment income	-0.25	-0.36	-0.53	-0.24	-0.18
Net realized gains	—	-0.13	-0.30	-0.10	-0.10
Total distributions	-0.25	-0.49	-0.83	-0.34	-0.28
Net asset value, end of year	$ 16.13	$ 13.96	$ 19.61	$ 20.88	$ 18.11
Total return[e]	17.67%	-26.94%	-2.41%	17.43%	3.68%
Ratios to average net assets
Expenses[f]	0.65%	0.61%	0.59%	0.61%	0.62%
Net investment income	0.99%[c]	2.05%	1.72%	3.15%[d]	1.65%
Supplemental data
Net assets, end of year (000’s)	$ 139,816	$ 142,862	$ 235,946	$ 288,303	$ 292,223
Portfolio turnover rate	16.99%	5.39%	3.29%	6.19%	2.26%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 2.07%.

d. Net investment income per share includes approximately $0.30 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.57%.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Small Cap Value Securities Fund

Goal

The Fund’s investment goal is long-term total return.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Small-capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

  Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company's industry or a company's earnings history
  Recent sharp price declines but the potential for good long-term earnings prospects, in the manager's opinion
  Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

A stock price is undervalued, or is a "value," when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund invests predominantly in small-cap companies.

Portfolio Selection

The Fund employs a bottom-up stock selection process and the manager invests in securities without regard to benchmark comparisons.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small cap value companies. The portfolio managers of the team are as follows:

WILLIAM J. LIPPMAN President of Advisory Services	Mr. Lippman has been the lead portfolio manager of the Fund since its inception and became a co-lead in 2007. He joined Franklin Templeton Investments in 1988.

Y. DOGAN SAHIN Portfolio Manager of Advisory Services	Mr. Sahin has been a co-lead portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 2001.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services	Mr. Baughman has been a portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services	Ms. McGee has been a portfolio manager of the Fund since its inception. She joined Franklin Templeton Investments in 1988.

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services	Mr. Taylor has been a portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996.

Mr. Lippman and Mr. Sahin, as co-lead portfolio managers of the Fund have primary responsibility for the investments of the Fund. They have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which they may perform these functions, and the nature of these functions, may change from time to time. Mr. Baughman, Ms. McGee and Mr. Taylor provide research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.52% of the Fund's average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.73	$ 17.38	$ 19.07	$ 17.02	$ 15.85
Income from investment operations:[a]
Net investment income[b]	0.15	0.24	0.22	0.18	0.17
Net realized and unrealized gains (losses)	2.86	-5.44	-0.44	2.69	1.24
Total from investment operations	3.01	-5.20	-0.22	2.87	1.41
Less distributions from:
Net investment income	-0.22	-0.23	-0.17	-0.16	-0.14
Net realized gains	-0.52	-1.22	-1.30	-0.66	-0.10
Total distributions	-0.74	-1.45	-1.47	-0.82	-0.24
Net asset value, end of year	$ 13.00	$ 10.73	$ 17.38	$ 19.07	$ 17.02
Total return[c]	29.54%	-32.87%	-2.14%	17.30%	8.99%
Ratios to average net assets
Expenses[d]	0.68%	0.67%	0.64%	0.65%	0.64%
Net investment income	1.29%	1.62%	1.13%	0.97%	1.05%
Supplemental data
Net assets, end of year (000’s)	$ 42,428	$ 34,901	$ 57,045	$ 73,154	$ 52,632
Portfolio turnover rate	6.68%	16.98%	16.27%	16.43%[e]	11.03%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Small-Mid Cap Growth Securities Fund

Goal

The Fund's investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small cap and mid cap companies. Shareholders will be given at least 60 days' advance notice of any change to this policy. Under normal market conditions, the Fund invests predominantly in equity securities.

For this Fund, small capitalization companies are companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase and mid capitalization companies are companies within the market capitalization range of companies in the Russell Midcap™ Index at the time of purchase. The market range of the Russell 2500 Index was $78 million to $3 million reconstitution date. The Indexes are reconstituted annually. Market capitalization is defined as share price multiplied by the number of shares of common stock outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market capitalization exceeds the small or mid cap measures described above.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology, technology services and electronic technology).

In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund invests its assets predominantly in small-cap and mid-cap companies.

Portfolio Selection

The manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth, quality and valuation.  In seeking sustainable growth characteristics, the manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders.  The manager defines quality companies as those with strong and improving competitive positions in attractive markets.  It also believes that important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation, and returns on capital employed.  In assessing value, the manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification. Conversely, to the extent the Fund limits its exposure to certain sectors, such as biotechnology, it may negatively impact the Fund's performance if such sectors experience greater growth than the sectors in which the Fund more heavily invests.

Technology company stocks can be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies. Electronic technology and technology services companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small and mid-cap companies. The portfolio managers of the team are as follows:

EDWARD B. JAMIESON President, Chief Investment Officer and Director of Advisers

Mr. Jamieson has been the lead portfolio manager of the Fund since 2005. He has primary responsibility for the investments of the Fund. Mr. Jamieson has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Jamieson joined Franklin Templeton Investments in 1987.

JAMES CROSS Portfolio Manager of Advisers

Mr. Cross has been a portfolio manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

MICHAEL MCCARTHY Senior Vice President of Advisers

Mr. McCarthy has been a portfolio manager of the Fund since 1995, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.51% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 12.06	$ 23.39	$ 22.51	$ 20.66	$ 19.66
Income from investment operations:[a]
Net investment income (loss)[b]	-0.10[c]	0.01	-0.02	—[d]	-0.02
Net realized and unrealized gains (losses)	5.40	-8.98	2.65	1.85	1.02
Total from investment operations	5.30	-8.97	2.63	1.85	1.00
Less distributions from net realized gains	—	-2.36	-1.75	—	—
Net asset value, end of year	$ 17.36	$ 12.06	$ 23.39	$ 22.51	$ 20.66
Total return[e]	43.95%	-42.34%	11.51%	8.95%	5.09%
Ratios to average net assets
Expenses[f]	0.80%	0.76%	0.74%	0.76%	0.74%
Net investment income (loss)	-0.72%[c]	0.06%	-0.10%	-0.02%	-0.09%
Supplemental data
Net assets, end of year (000’s)	$ 79,670	$ 63,531	$ 127,602	$ 135,402	$ 157,085
Portfolio turnover rate	63.93%	60.12%	66.94%	50.08%	74.39%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.06) per share as a return of capital and capital gain adjustment to previously recorded dividends received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.22)%.

d. Amount rounds to less than $0.01 per share.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Income Securities Fund

Goals

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among the following general asset classes, and at any given time may have a substantial amount of its assets invested in any one of the classes:

  High yield and investment grade corporate bonds and preferred stocks of issuers located in the U.S. and foreign countries, including emerging market countries
  Developed country (non-U.S.) government and agency bonds
  Emerging market government and agency bonds
  U.S. government and agency bonds
  Mortgage securities and other asset-backed securities
  Floating and variable interest rate investments (which may be issued by corporations or governments and may be asset-backed securities) which are debt securities
  Bank loans and loan participations
  Convertible securities, including bonds and preferred stocks

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. These securities are either rated below investment grade or, if unrated, determined by the Fund’s manager to be of comparable quality. Investment grade debt securities are rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (S&P) and Moody’s Investors Service (Moody's). However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered to be below investment grade. The below-investment grade debt securities the Fund invests in are generally rated at least Caa by Moody’s or CCC by S&P® or are unrated securities the Fund’s manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Floating and variable interest rate investments are debt securities, the rate of interest on which is usually established as the sum of a base lending rate (such as the prime rate of a designated U.S. bank) plus a specified margin.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. In addition to U.S. Treasury notes and bonds, the Fund may also invest in mortgage-backed securities issued by agencies such as Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac), and asset-backed securities such as Small Business Administration obligations (SBA). The timely payment of principal and interest on U.S. Treasury securities and Ginnie Mae pass-through certificates is backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by Fannie Mae, Freddie Mac, and certain other U.S. government-sponsored entities do not carry this guarantee and are backed only by the credit of such agency or instrumentality.

A convertible security is generally a debt obligation or preferred stock of an issuer that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage-backed securities are pass-through securities, which means that they generally provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage loans.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Back Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

For purposes of pursuing its investment goals, the Fund may enter into interest rate and credit related transactions involving certain derivative instruments, including interest rate and credit default swaps and bond futures contracts (including U.S. Treasury futures contracts). The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, durations or credit risks. The Fund may also enter into various other transactions involving derivatives, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposure to selected currencies. The Fund may use any of the above interest rate or credit-related strategies or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors.

By way of example, the manager might use an interest rate futures contract to help protect against a rise in short-term interest rates by taking a long position in a federal funds futures contract that will appreciate when the Federal Reserve increases its overnight lending rate which may adversely affect the value of the Fund’s short-term debt securities holdings. In addition, the manager might use a bond futures contract to help manage the interest rate risk and duration of the Fund’s portfolio – for example, the Fund could purchase 10 year U.S. Treasury futures contracts to increase the Fund’s sensitively to longer term interest rates. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”). The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets. Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations, credit default swaps on corporate debt or bank loan obligations.

The Fund invests primarily to predominantly in U.S. and foreign debt securities.

Portfolio Selection

The Fund uses an active asset allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the manager's assessment of changing economic, global market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

The Fund's ability to achieve its investment goals depends in part upon the manager's skill in determining the Fund's asset allocation mix and sector weightings. There can be no assurance that the manager's analysis of the outlook for the economy and the business cycle will be correct.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market fund shares, U.S. government securities, high-grade commercial paper, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Changes in global interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the debt securities in the Fund's portfolio will fall, which may cause the Fund's share price to fall. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

When interest rates rise, fixed-rate debt security prices generally fall. While the opposite is also true, that debt security prices generally rise when interest rates fall, this may be less true for mortgage securities held by the Fund since homeowners may refinance their mortgages when interest rates fall, thus limiting the upside potential of the mortgage securities. In general, securities with longer maturities are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Decreases in interest rates may reduce the income the Fund receives from floating or variable interest rate investments.

Current Credit Market Conditions

The fixed-income and credit markets have recently experienced a period of extreme volatility which has negatively and substantially impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns expanded to include a broad range of mortgage- and asset-backed and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, debt instruments have experienced greater illiquidity, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events may have an adverse effect on price of the securities held by the Fund.

Credit

An issuer of debt securities, including a governmental issuer, may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Issuers of high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Loan risk.   Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. If the Fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

U.S. government securities.   Although many U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Call

A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Currency management strategies.   Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Credit-Linked Securities

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the manager to utilize derivatives when it wishes to do so.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Borrowings may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, borrowings associated with the TALF Program are non-recourse to the Fund, which should limit some of the risks of leverage.

Floating Rate Corporate Loans

The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund’s shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

ERIC G. TAKAHA, CFA Senior Vice President of Advisers

Mr. Takaha has been the lead portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. Mr. Takaha has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Takaha joined Franklin Templeton Investments in 1989.

CHRISTOPHER J. MOLUMPHY, CFA Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio assessment. He joined Franklin Templeton Investments in 1988.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 management fees, before any reductions, were 0.36% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.35% of its average net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.58	$ 12.78	$ 12.73	$ 12.43	$ 12.92
Income from investment operations:[a]
Net investment income[b]	0.70	0.69	0.73	0.69	0.65
Net realized and unrealized gains (losses)	1.95	-1.99	0.04	0.32	-0.44
Total from investment operations	2.65	-1.30	0.77	1.01	0.21
Less distributions from:
Net investment income and net foreign currency gains	-0.95	-0.87	-0.68	-0.63	-0.60
Net realized gains	—	-0.03	-0.04	-0.08	-0.10
Total distributions	-0.95	-0.90	-0.72	-0.71	-0.70
Net asset value, end of year	$ 12.28	$ 10.58	$ 12.78	$ 12.73	$ 12.43
Total return[c]	26.11%	-11.03%	6.20%	8.51%	1.73%
Ratios to average net assets
Expenses[d]	0.58%	0.61%	0.62%	0.62%	0.66%
Net investment income	6.13%	5.83%	5.72%	5.51%	5.21%
Supplemental data
Net assets, end of year (000’s)	$ 1,173,313	$ 903,358	$ 1,086,850	$ 902,071	$ 740,352
Portfolio turnover rate	56.19%	47.68%	46.88%	47.88%	40.56%
Portfolio turnover rate excluding mortgage dollar rolls[e]	56.19%	47.68%	46.43%	44.58%	40.07%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton VIP Founding Funds Allocation Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Principal Investment Policies and Practices

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in a combination of Class 1 shares of the Franklin Income Securities Fund (33 1/2%), Mutual Shares Securities Fund (33 1/2%) and Templeton Growth Securities Fund (33 1/2%) (underlying funds). The Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The administrator rebalances the Fund’s investments in the underlying funds periodically and may recommend to the Fund’s Board additional or different underlying funds for investment (without the approval of shareholders). The investment policies of the underlying funds are summarized in the section below entitled "Information about the Underlying Funds."

The Fund seeks to maintain equal investments in each of the three underlying funds.

The Fund invests in three other series of the Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

Rebalancing and Fund Performance

The investment results of the underlying funds will vary. Because of this, the Fund's administrator will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations. Also, the performance and income distributions of the Fund will differ from the performance and income distributions of the underlying funds as a result of the small variations in the Fund's allocations and any cash it holds, as well as Fund expenses.

Commodity Exchange Act Exclusion

The Fund and the underlying funds have each claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager of an underlying fund believes that market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or nearly all of the underlying fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations and money market fund shares. In these circumstances, the underlying fund may be unable to pursue its investment goal and the Fund may be unable to pursue its investment goal with respect to the portion of its assets invested in such underlying fund.

Information about the Underlying Funds

Franklin Income Securities Fund   The fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in debt and equity securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. It seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, financials, energy, healthcare and telecommunications. The fund may also invest in convertible securities, including enhanced convertible securities and synthetic convertible securities. It may invest up to 100% of its assets in debt securities that are either rated below investment grade or, if unrated, determined by the fund's manager to be of comparable quality, either directly or through depositary receipts, and may invest in forward currency contracts. The fund may invest a portion of its assets in foreign securities. It ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs). The fund may also invest a small portion of its assets in secured and unsecured corporate bank loans and loan participations.

Mutual Shares Securities Fund   The fund's principal investment goal is capital appreciation and its secondary goal is income. Under normal market conditions, the fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the fund invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. It invests the equity portion of its portfolio primarily to predominantly in companies with market capitalization values greater than $5 billion. It also may invest a portion or significant amount of its assets in small capitalization companies. While the fund generally purchases securities for investment purposes, its manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit. The fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. The fund may attempt to hedge against market risk using a variety of derivatives. The Fund may also engage from time to time in an "arbitrage" strategy.

Templeton Growth Securities Fund   The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets and in depositary receipts. It may from time to time have significant investments in particular countries or in particular sectors. In addition to its main investments, depending upon current market conditions, the fund may invest a portion of its net assets in debt securities of companies and governments located anywhere in the world. In order to increase income to the fund, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

Risks of Investing in the Underlying Funds

The value of an investment in the Fund is based primarily on the performance of the underlying funds. Because the prices of the underlying funds' securities fluctuate with market conditions (the range of fluctuation depends upon the types of securities an underlying fund owns and the markets in which it trades) the value of your investment will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Because the Fund invests in underlying funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term. These price movements may result from factors affecting individual companies or industries or the securities market as a whole.  A slower growth or recessionary economic environment, can cause the stock prices of various stocks held by an underlying fund to decline.

Value Style Investing

Certain underlying funds may use a value style of investing. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. A value manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster-growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Foreign Securities

Each Fund will indirectly be subject to the following risks to the extent that an underlying fund invests in foreign securities. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   An underlying fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Credit

An issuer of securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Interest Rate

Because the Fund invests in underlying funds that invest in debt securities, the Fund’s investments are subject to interest rate risk.  Interest rate changes can be sudden and unpredictable.  An underlying fund’s distributions to its shareholders may decline when interest rates fall, since an underlying fund can only distribute what it earns.  Debt securities tend to lose market value when interest rates rise and increase in value when interest rates decline.  In general, securities with longer maturities or lower coupons are more sensitive to these rate changes.  Increases in interest rates also may have an adverse effect on the issuers in which an underlying fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when an underlying fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Risk Arbitrage Securities and Distressed Companies

The Mutual Shares Securities Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are those of companies that are involved in restructuring such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the manager believes are cheap relative an economically similar security of another or the same company. A merger, tender or exchange offer, or other corporate restructuring proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Convertible Securities

Underlying funds, particularly the Franklin Income Securities Fund, may invest in convertible securities.  The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

Derivative Investments

To the extent an underlying fund participates in the following derivative transactions: option transactions, foreign currency exchange transactions, futures contracts, swap agreements and collateralized mortgage obligations, its investment may involve a small investment relative to the amount of risk assumed. Derivative securities involve cost and may be volatile. To the extent the underlying fund enters into these transactions, their successful use will depend on the underlying funds manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates.

Hedging Instruments

Underlying funds, in particular the Mutual Shares Securities Fund, may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager's opinion, it would be advantageous. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold.

Underlying funds, in particular the Mutual Shares Securities Fund, may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depends, at least in part, on the value and performance of an underlying asset. An underlying fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent an underlying fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss on any premium paid to enter into the transaction, delivery failure or default by any other party, or inability to close out its position because the trading market becomes illiquid.

Sector Focus

Although the underlying funds do not currently concentrate their investments in any one sector, each underlying fund may from time to time have significant investments in particular countries or in particular sectors. To the extent that an underlying fund has significant investments in one or a few sectors or countries, the underlying fund, and the Fund, will be subject to more risk than a fund that maintains broad sector and country diversification.

Securities Lending

Underlying funds may lend securities.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Administration

Franklin Templeton Services, LLC (FT Services), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's administrator. FT Services is a wholly owned subsidiary of Templeton Worldwide, Inc., which is a wholly owned subsidiary of Franklin Resources, Inc.

Fund Administration Agreement and Services

Under the Fund Administration Agreement, FT Services provides certain administrative services and facilities for the Fund. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports and monitoring compliance with regulatory requirements. FT Services also monitors the percentage of the Fund's assets allocated to the underlying funds and seeks to rebalance the Fund's portfolio whenever the percentage of assets allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage.

FT Services may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc. (Advisers), in monitoring the underlying funds and the Fund's investment in the underlying funds. FT Services makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

The Fund does not receive rule 12b-1 service or distribution fees from any of the underlying funds in connection with its investments in them.

T. ANTHONY COFFEY, CFA Vice President of Advisers	Mr. Coffey oversees the rebalancing process on behalf of FT Services. He joined Franklin Templeton Investments in 1989.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund's SAI provides additional information about Mr. Coffey's compensation, other accounts he manages or oversees and his ownership of Fund shares.

Administration Fees

For the fiscal year ended December 31, the Fund paid FT Services a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services.

The Fund, as a shareholder in the underlying funds, indirectly bears its proportionate share of any management fees and other expenses paid by the underlying funds. The investment manager and the management fee of each of the underlying funds, based on each underlying fund's average net assets for the fiscal year ended December 31, are listed below:

Underlying Fund	Manager	Annual Fee Rate
Franklin Income Securities Fund	Advisers	0.45%
Mutual Shares Securities Fund	Franklin Mutual Advisers, LLC	0.60%
Templeton Growth Securities Fund	Templeton Global Advisors, Limited	0.74%

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 5.61	$ 9.33	$ 10.00
Income from investment operations:[b]
Net investment income (loss)c, [d]	0.26	0.28	-0.19
Net realized and unrealized gains (losses)	1.46	-3.64	-0.48
Total from investment operations	1.72	-3.36	-0.67
Less distributions from:
Net investment income	-0.18	-0.19	—
Net realized gains	—	-0.17	—
Total distributions	-0.18	-0.36	—
Net asset value, end of year	$ 7.15	$ 5.61	$ 9.33
Total return[e]	30.47%	-35.75%	-6.70%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.12%	0.13%	0.41%
Expenses net of waiver and payments by affiliates[g]	0.10%	0.13%	0.41%
Net investment income (loss)[d]	4.16%	3.81%	-0.41%
Supplemental data
Net assets, end of year (000’s)	$ 629	$ 339	$ 466
Portfolio turnover rate	4.23%	22.09%	0.04%

a. For the period July 2, 2007 (commencement of operations) to December 31, 2007.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70%.or the year ended December 31, 2009.

Franklin U.S. Government Fund

Goal

The Fund’s investment goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests primarily in fixed and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

In addition to Ginnie Maes, the Fund may invest in mortgage-backed and other securities issued or guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), or other U.S. government-sponsored entities. The Fund also may invest in U.S. government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority (TVA). Finally, the Fund may invest in U.S. Treasury bonds, notes and bills. Securities issued or guaranteed by Fannie Mae, Freddie Mac, TVA and certain other U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

Debt securities in which the Fund invests may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the Fund are typically those which are issued or created by the U.S. government or its agencies, where the interest coupons have been "stripped off" a bond and the rights to principal and interest payments are sold separately.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may acquire securities on a "when-issued," "delayed delivery" or "to-be-announced" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

The Fund may also invest in repurchase agreements collaterailized by U.S. government securities.

In addition, the Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale. The Fund will invest only in covered mortgage dollar rolls, meaning that the Fund establishes a segregated account with liquid securities equal in value to the securities it will repurchase.

The Fund invests predominantly in U.S. government securities.

Portfolio Selection

The manager generally buys, and holds, high quality income securities. Using this straightforward approach, the manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. If rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, which may reduce the Fund's income and yield. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall though this may be less true for Ginnie Maes since homeowners may refinance their mortgages when interest rates fall, thus limiting the potential of the Finnie Maes to appreciate in value. Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In general, securities with longer maturities usually are more sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

Mortgage-Backed Securities

Mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgages or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases, for example, as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund’s income. For this reason, mortgage-backed securities generally are less effective than other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than some other investments with similar maturities. A reduction in the anticipated rate of principal payments, which is most likely to occur during periods of rising interest rates, typically will increase the effective maturity of mortgage-backed securities. This makes them more susceptible than other debt securities to a decline in market value when interest rates rise. Issuers may also have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Credit

Although many U.S. government-sponsored entities, such as Fannie Mae, Freddie Mac and the Tennessee Valley Authority, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund's portfolio and increase the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the Fund's portfolio turnover rate.

When-Issued, Delayed Delivery and To-Be-Announced Purchases

Purchases of securities on a when-issued, delayed delivery or to-be-announced basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by the following dedicated professional focused on investments in U.S. government securities:

PAUL W. VARUNOK Portfolio Manager of Advisers

Mr. Varunok has been the portfolio manager of the Fund since 2004. He has primary responsibility for the investments of the Fund. Mr. Varunok has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

PATRICK KLEIN, PH.D Research Analyst of Advisers

Mr. Klein has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.49% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 13.19	$ 12.89	$ 12.69	$ 12.75	$ 12.99
Income from investment operations:[a]
Net investment income[b]	0.51	0.58	0.61	0.59	0.54
Net realized and unrealized gains (losses)	-0.08	0.39	0.22	-0.07	-0.20
Total from investment operations	0.43	0.97	0.83	0.52	0.34
Less distributions from net investment income	-0.54	-0.67	-0.63	-0.58	-0.58
Net asset value, end of year	$ 13.08	$ 13.19	$ 12.89	$ 12.69	$ 12.75
Total return[c]	3.34%	7.91%	6.85%	4.31%	2.65%
Ratios to average net assets
Expenses	0.53%	0.53%[d]	0.53%[d]	0.54%[d]	0.52%[d]
Net investment income	3.91%	4.54%	4.83%	4.67%	4.18%
Supplemental data
Net assets, end of year (000’s)	$ 162,524	$ 173,018	$ 167,700	$ 187,867	$ 217,165
Portfolio turnover rate	27.51%	17.06%	27.50%	23.46%	21.46%
Portfolio turnover rate excluding mortgage dollar rolls[e]	27.51%	17.06%	27.50%	23.46%	15.62%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. See Note 1(d) regarding mortgage dollar rolls.

Franklin Zero Coupon Fund - maturing in December 2010

Goal

The Fund’s investment goal is to provide as high an investment return as is consistent with capital preservation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in zero coupon debt securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Of course, as the Fund approaches its Target Date (see "Maturity," below), its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents, in addition, certain other categories of investments the Fund holds may constitute a greater portion of Fund assets than previously.

The Fund may invest some or all of its assets in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, its agencies or authorities or U.S. government-sponsored enterprises. These may include, among others, the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Small Business Administration (SBA), the Resolution Trust Corporation (RTC), and the Tennessee Valley Authority (TVA). Securities issued or guaranteed by these and other U.S. government-sponsored enterprises are generally not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

When the Fund invests in other than stripped U.S. Treasury securities, the bonds will be rated at least "A" by independent rating organizations such as Standard & Poor’s or Moody’s Investors Service or, if unrated, securities determined by the manager to be of comparable quality. The Fund also may invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.

The Fund may invest a portion of its assets in money market instruments for purposes of providing income for expenses, redemption payments, and cash dividends and for managing the Fund in anticipation of its Target Date. As the Fund approaches its Target Date, it is likely that the portion of the Fund invested in money market instruments will increase.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond’s interest coupons from the obligation to repay principal. A "coupon" strip is, in essence, a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing predominantly in zero coupon debt securities.

Portfolio Selection

In selecting investments for the Fund, the manager seeks to keep the average duration of the Fund to within twelve months of its maturity Target Date (see "Maturity," below). Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Under normal market conditions, by balancing investments with slightly longer and shorter durations, the manager seeks to reduce its unknown "reinvestment risk." Since the Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, or is managing the Fund in anticipation of its Target Date (see the next paragraph below), it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Maturity

The Fund matures on the third Friday of December of 2010 (Target Date). On the Fund's Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

If Fund shares are redeemed prior to the maturity of the Fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Fund may not be appropriate for contract owners who do not plan to invest for the long term or until maturity.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall though this may be less true for Ginnie Maes since homeowners may refinance their mortgages when interest rates fall, thus limiting the potential of the Finnie Maes to appreciate in value. Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In general, securities with longer maturities usually are more sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

Liquidity

Liquidity risk exists when particular securities are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Credit

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Debt securities rated “A” by the rating organizations are regarded as having an adequate capacity to pay principal and interest but are vulnerable to adverse economic conditions and have some speculative characteristics.

U.S. Government-Sponsored Entities.   A variety of U.S. government-sponsored entities, such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, issue securities in which the Fund may invest. Although such entities may be chartered or sponsored by Acts of Congress, they are not funded by Congressional appropriations; and their securities are neither issued nor guaranteed by the U.S. Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, their securities are supported only by the credit of the government-sponsored entity, standing alone. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so. the U.S. Department of Treasury, however, has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Portfolio Turnover

Because the Fund is approaching its Target Date, the Fund's portfolio turnover rate may be higher than in past years. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for sales of securities.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in zero coupon debt securities. The portfolio managers of the team are as follows:

KENT BURNS, CFA Portfolio Manager of Advisers

Mr. Burns has been the lead portfolio manager of the Fund since 2002. He has primary responsibility for the investments of the Fund. Mr. Burns has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1994.

PAUL W. VARUNOK Portfolio Manager of Advisers

Mr. Varunok has been a portfolio manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.60% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 16.68	$ 16.30	$ 15.80	$ 16.02	$ 16.49
Income from investment operations:[a]
Net investment income[b]	0.75	0.78	0.78	0.77	0.80
Net realized and unrealized gains (losses)	-0.68	0.39	0.52	-0.36	-0.54
Total from investment operations	0.07	1.17	1.30	0.41	0.26
Less distributions from:
Net investment income	-0.75	-0.79	-0.80	-0.63	-0.72
Net realized gains	—	—	—	—	-0.01
Total distributions	-0.75	-0.79	-0.80	-0.63	-0.73
Net asset value, end of year	$ 16.00	$ 16.68	$ 16.30	$ 15.80	$ 16.02
Total return[c]	0.44%	7.50%	8.62%	2.71%	1.54%
Ratios to average net assets
Expenses	0.66%	0.68%	0.66%[d]	0.67%[d]	0.69%
Net investment income	4.59%	4.74%	4.94%	4.89%	4.93%
Supplemental data
Net assets, end of year (000’s)	$ 100,374	$ 122,058	$ 95,583	$ 93,184	$ 101,555
Portfolio turnover rate	1.55%	10.39%	4.49%	2.00%	—%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Mutual Global Discovery Securities Fund

Goals

The Fund’s investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio primarily to predominantly in mid and large capitalization companies with the remaining portion of its equity portfolio in smaller companies. For these purposes, mid and large capitalization companies are considered to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) greater than $1.5 billion.

While the Funds generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes a Fund may benefit.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign investments, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion of its assets in securities of emerging market countries.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund invests primarily to predominantly in equity securities of U.S. and foreign companies the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Debt securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited (FTIML), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund' s sub-advisor. Investment Management provides Franklin Mutual with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

PETER LANGERMAN Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman has been a co-lead portfolio manager since 2009. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

PHILIPPE BRUGERE-TRELAT Executive Vice President of Franklin Mutual	Mr. Brugere-Trelat has been a co-lead portfolio manager of the Fund since 2009. He joined Franklin Templeton Investments in 2004. Previously, he was president and portfolio manager of Eurovest.

As co-lead portfolio managers of the Fund, Mr. Langerman and Mr. Brugere-Trelat have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 16.12	$ 24.08	$ 22.05	$ 18.85	$ 16.44
Income from investment operations:[a]
Net investment income[b]	0.19[c]	0.37	0.47	0.52	0.25
Net realized and unrealized gains (losses)	3.57	-6.95	2.22	3.69	2.40
Total from investment operations	3.76	-6.58	2.69	4.21	2.65
Less distributions from:
Net investment income	-0.26	-0.52	-0.38	-0.25	-0.24
Net realized gains	-0.48	-0.86	-0.28	-0.76	—
Total distributions	-0.74	-1.38	-0.66	-1.01	-0.24
Net asset value, end of year	$ 19.14	$ 16.12	$ 24.08	$ 22.05	$ 18.85
Total return[d]	23.63%	-28.29%	12.17%	23.32%	16.28%
Ratios to average net assets
Expensese, [f]	1.06%	0.98%	0.97%	1.03%	1.02%
Expenses - excluding dividend expense on securities sold short[f]	0.97%	0.97%	0.97%	1.00%	1.00%
Net investment income	1.07%[c]	1.82%	1.96%	2.44%	1.37%
Supplemental data
Net assets, end of year (000’s)	$ 86,755	$ 81,320	$ 142,751	$ 146,229	$ 136,508
Portfolio turnover rate	43.35%	22.76%	28.20%	19.83%	22.94%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.26%. See Note 7.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

f. Benefit of expense reduction rounds to less than 0.01%.

Mutual Shares Securities Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies.

While the Fund generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund invests primarily in U.S. and foreign equity securities of companies the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Debt securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Derivative Securities

The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. Some derivatives are particularly sensitive to changes in interest rates. Futures, forward contracts, swaps and options contracts are considered derivative investments since their value depends on the value or performance of an underlying asset or reference instrument. Derivative investments involve costs, may be volatile and may involve a small investment relative to the risk assumed. Their successful use may depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates. The risk of loss to the Fund for a swap transaction on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive; if the Fund is obligated to pay the net amount, the Fund's risk of loss is limited to the net amount.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

PETER LANGERMAN Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman assumed the duties of lead portfolio manager of the Fund when he rejoined Franklin Templeton Investments in 2005 and became a co-lead portfolio manager in 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

F. DAVID SEGAL Portfolio Manager of Franklin Mutual

Mr. Segal assumed the duties of co-lead portfolio manager with Mr. Langerman in 2007 and had been a portfolio manager of the Fund since joining Franklin Templeton Investments in 2002. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

DEBBIE TURNER, CFA Portfolio Manager of Franklin Mutual	Ms. Turner has been a portfolio manager of the Fund since 2001 and has been with Franklin Templeton Investments since 1996.

As co-lead portfolio managers of the Fund, Mr. Langerman and Mr. Segal have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Turner provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For fiscal year ended December 31, 2009 the Fund paid 0.60% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.92	$ 20.42	$ 20.67	$ 18.35	$ 16.78
Income from investment operations:[a]
Net investment income[b]	0.23[c]	0.34	0.54	0.40	0.34
Net realized and unrealized gains (losses)	2.89	-7.54	0.31	2.86	1.47
Total from investment operations	3.12	-7.20	0.85	3.26	1.81
Less distributions from:
Net investment income	-0.29	-0.57	-0.35	-0.29	-0.18
Net realized gains	—	-0.73	-0.75	-0.65	-0.06
Total distributions	-0.29	-1.30	-1.10	-0.94	-0.24
Net asset value, end of year	$ 14.75	$ 11.92	$ 20.42	$ 20.67	$ 18.35
Total return[d]	26.35%	-36.93%	3.72%	18.66%	10.83%
Ratios to average net assets
Expensese, [f]	0.78%	0.73%	0.72%	0.81%	0.78%
Expenses - excluding dividend expense on securities sold short[f]	0.72%	0.73%	0.72%	0.74%	0.74%
Net investment income	1.85%[c]	2.16%	2.58%	2.02%	1.97%
Supplemental data
Net assets, end of year (000’s)	$ 767,553	$ 319,703	$ 272,509	$ 259,943	$ 260,317
Portfolio turnover rate	49.33%	44.11%	41.73%[g]	19.75%	19.59%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.08%. See Note 7.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Templeton Developing Markets Securities Fund

Goal

The Fund's investment goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

Emerging markets (also known as "developing markets") investments generally include equity securities that trade in such markets or are issued by companies that derive at least 50% of total revenue from goods or services produced, or sales made, or that have their principal activities or considerable assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries. The Fund may also invest up to 15% of its net assets in illiquid securities.

An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services. The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation. The Fund may also invest up to 10% of its total assets in shares of exchange-traded funds to gain exposure to certain segments of the equity markets while maintaining liquidity. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, such as oil and gas, metals and mining, energy, commodity companies, financial institutions and utilities.

The Fund invests predominantly in emerging market investments.

Portfolio Selection

The manager's investment philosophy is "bottom-up," value-oriented, and long-term, focusing on the market price of a company's securities relative to the manager's evaluation of the company's potential long-term (typically five years) earnings, asset value and cash flow potential. In choosing investments, the Fund's manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered. The manager invests in securities without regard to benchmark comparisons.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by affiliates of the manager, short-term U.S. and foreign government securities, short-term high grade commercial paper, bank obligations, and repurchase agreements denominated in the currency of any nation. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Developing market countries.   The Fund's investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

  Political and social uncertainty (for example, regional conflicts and risk of war)
  Currency exchange rate volatility
  Pervasiveness of corruption and crime
  Delays in settling portfolio transactions
  Risk of loss arising out of systems of share registration and custody
  Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets which are generally considered to be liquid may become illiquid for short or extended periods.
  Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.
  Currency and capital controls
  Inflation, deflation or currency devaluation
  Greater sensitivity to interest rate changes

All of these factors make prices of securities of developing market companies generally more volatile than equity securities of companies in developed markets, and increase the risk of loss to the Fund.

The definition of developing market countries or companies as used in this prospectus may differ from the definition of the same terms as used in other Franklin Templeton fund prospectuses.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard, #38-03, Suntec Tower 1, Singapore 038987, is the Fund's investment manager. Asset Management has a branch office in Hong Kong.

The Fund is managed by a team of dedicated professionals focused on investments in emerging or developing market securities. The portfolio managers of the team are as follows:

MARK MOBIUS PH.D. Managing Director of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

TOM WU Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

DENNIS LIM Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 1.25% of the Fund's average daily net assets. Asset Management had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund. With this reduction, the Fund paid 1.24% of its average daily net assets to Asset Management for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.11	$ 16.16	$ 13.92	$ 10.99	$ 8.73
Income from investment operations:[a]
Net investment income[b]	0.12	0.16	0.32	0.24	0.17
Net realized and unrealized gains (losses)	4.02	-7.40	3.51	2.84	2.23
Total from investment operations	4.14	-7.24	3.83	3.08	2.40
Less distributions from:
Net investment income	-0.36	-0.37	-0.38	-0.15	-0.14
Net realized gains	-0.03	-2.44	-1.21	—	—
Total distributions	-0.39	-2.81	-1.59	-0.15	-0.14
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 9.86	$ 6.11	$ 16.16	$ 13.92	$ 10.99
Total return[d]	73.32%	-52.62%	29.09%	28.43%	27.76%
Ratios to average net assets
Expenses[e]	1.45%	1.52%	1.48%	1.47%	1.53%
Net investment income	1.64%	1.52%	2.07%	1.93%	1.77%
Supplemental data
Net assets, end of year (000’s)	$ 325,927	$ 234,213	$ 753,843	$ 749,120	$ 651,826
Portfolio turnover rate	56.58%[f]	75.11%[f]	98.32%	53.65%	31.24%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

Templeton Foreign Securities Fund

Goal

The Fund's investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion and may invest a portion to a significant amount in smaller companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The Fund, from time to time, may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

Depending upon current market conditions, the Fund may invest in debt securities of countries and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

The Fund invests predominantly in issuers located outside the U.S., including those in emerging markets.

Portfolio Selection

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by the manager or its affiliates, or short-term debt securities. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Depositary Receipts are subject to many of the same risks as an investment in stocks. Global and European Depositary Receipts are also subject to foreign securities risks, including currency exchange rate risk.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Interest Rate

To the extent the Fund invests in debt securities, when interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on global investments of issuers outside the U.S. The portfolio managers of the team are as follows:

PETER A. NORI, CFA Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

Mr. Nori has been the lead portfolio manager of the Fund since 1999. He has primary responsibility for the investments of the Fund. Mr. Nori has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Nori joined Franklin Templeton Investments in 1987.

TINA SADLER, CFA Vice President / Portfolio Manager - Research Analyst of Investment Counsel

Ms. Sadler has been a portfolio manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

GARY P. MOTYL, CFA President of Investment Counsel

Mr. Motyl has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1981.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Investment Counsel a fee for managing the Fund's assets. For fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.64% of the Fund's average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.63% of its average daily net assets to Investment Counsel for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.95	$ 20.57	$ 19.00	$ 15.84	$ 14.53
Income from investment operations:[a]
Net investment income[b]	0.25	0.45	0.45	0.46	0.30
Net realized and unrealized gains (losses)	3.39	-8.01	2.46	2.94	1.20
Total from investment operations	3.64	-7.56	2.91	3.40	1.50
Less distributions from:
Net investment income	-0.43	-0.45	-0.44	-0.24	-0.19
Net realized gains	-0.48	-1.61	-0.90	—	—
Total distributions	-0.91	-2.06	-1.34	-0.24	-0.19
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 13.68	$ 10.95	$ 20.57	$ 19.00	$ 15.84
Total return[d]	37.34%	-40.23%	15.79%	21.70%	10.48%
Ratios to average net assets
Expenses[e]	0.78%	0.77%	0.75%	0.75%	0.77%
Net investment income	2.28%	2.82%	2.22%	2.63%	2.03%
Supplemental data
Net assets, end of year (000’s)	$ 318,173	$ 262,725	$ 531,377	$ 594,991	$ 531,775
Portfolio turnover rate	22.50%	18.27%	26.74%	18.97%[f]	14.61%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Templeton Global Bond Securities Fund

Goals

The Fund’s investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds. Shareholders will be given at least 60 days' advance notice of any change to this policy. "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures.

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest without limits in emerging markets.

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options), and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) and options on such contracts, swap agreements (which may include interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors. By way of example, when the manager believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Fund may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Fund may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the market. In addition, the Fund may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Fund and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund invests mainly in debt securities of governments, government agencies and companies located around the world, including a significant amount in emerging markets.

Portfolio Selection

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, short-term bank time deposits, bankers' acceptances and money market fund shares. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities, to maintain liquidity or to segregate on the Fund's books in connection with its forward currency, currency or interest rate futures positions. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund normally invests because they may find it difficult to make interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Currency management strategies.   Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Credit

An issuer of bonds may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Issuers issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the manager to utilize derivatives when it wishes to do so.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification

The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer and invest in a smaller number of issuers overall than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

Portfolio Turnover

The manager may rebalance the Fund’s portfolio from time to time to keep interest rate risk, country allocations, and bond maturities at desired levels, which may cause the Fund’s portfolio turnover rate to be high. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

MICHAEL HASENSTAB PH.D. Senior Vice President of Advisers

Dr. Hasenstab has been the portfolio manager of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.47% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.42	$ 17.00	$ 15.73	$ 14.36	$ 15.80
Income from investment operations:[a]
Net investment income[b]	0.99	0.80	0.77	0.61	0.57
Net realized and unrealized gains (losses)	2.01	0.27	0.97	1.24	-1.03
Total from investment operations	3.00	1.07	1.74	1.85	-0.46
Less distributions from net investment income and net foreign currency gains	-2.70	-0.65	-0.47	-0.48	-0.98
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 17.72	$ 17.42	$ 17.00	$ 15.73	$ 14.36
Total return[d]	18.98%	6.46%	11.27%	13.14%	-2.91%
Ratios to average net assets
Expenses before expense reduction	0.54%	0.58%	0.64%	0.80%	0.78%
Expenses net of expense reduction	0.54%[e]	0.58%[e]	0.64%[e]	0.72%	0.74%
Net investment income	5.73%	4.66%	4.70%	4.09%	3.81%
Supplemental data
Net assets, end of year (000’s)	$ 195,662	$ 220,588	$ 137,700	$ 75,843	$ 53,115
Portfolio turnover rate	20.84%	28.46%	47.33%	30.65%	30.28%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Securities Fund

Goals

The Fund’s investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The Fund also invests in depositary receipts. These are certificates typically issued by a bank or trust company that give the holders the rights to receive securities issued by a foreign or domestic bank.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may from time to time have significant investments in particular countries or in particular sectors.

In addition to its main investments, depending upon current market conditions, the Fund may invest a portion of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund invests primarily in stocks of U.S. and foreign companies, including those in emerging markets.

Portfolio Selection

When choosing equity investments for this Fund, the manager applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the manager believes will increase the price of the security do not occur. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.
Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

The Fund's policy of investing a portion of its assets in securities that may be out of favor, including turnarounds, cyclical companies and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country or Sector Focus

To the extent that the Fund focuses on particular countries or sectors from time to time, the Fund may carry greater risk of adverse developments in a country sector than a fund that invests in a wide variety of countries or sectors.

Securities Lending

The Fund's loans of portfolio securities may not exceed 30% of the value of the Fund's total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Interest Rate

Prolonged or significant interest rate increases have historically had an adverse impact on equity markets in countries affected by such increases. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, debt securities with longer maturities are most sensitive to these prices changes.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager.

Under an agreement with Global Advisors, Templeton Asset Management Limited (Asset Management), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund's sub-advisor. Asset Management provides Global Advisors with investment management advice and assistance.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

ALAN CHUA, CFA Portfolio Manager of Asset Management

Mr. Chua has been the lead portfolio manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. Mr. Chua has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

CINDY L. SWEETING, CFA President, Chairman and Director of Global Advisors

Ms. Sweeting has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.75% of its average daily net assets to Global Advisors for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.34	$ 15.68	$ 16.16	$ 13.98	$ 12.98
Income from investment operations:[a]
Net investment income[b]	0.17	0.29	0.27	0.29	0.24
Net realized and unrealized gains (losses)	2.36	-6.50	0.19	2.67	0.92
Total from investment operations	2.53	-6.21	0.46	2.96	1.16
Less distributions from:
Net investment income	-0.31	-0.26	-0.25	-0.23	-0.16
Net realized gains	—	-0.87	-0.69	-0.55	—
Total distributions	-0.31	-1.13	-0.94	-0.78	-0.16
Net asset value, end of year	$ 10.56	$ 8.34	$ 15.68	$ 16.16	$ 13.98
Total return[c]	31.33%	-42.13%	2.55%	22.20%	9.06%
Ratios to average net assets
Expenses before expense reduction	0.79%	0.78%	0.77%	0.78%	0.82%
Expenses net of expense reduction	0.79%[d]	0.78%[d]	0.76%	0.78%[d]	0.82%[d]
Net investment income	2.00%	2.64%	1.64%	1.93%	1.81%
Supplemental data
Net assets, end of year (000’s)	$ 824,575	$ 371,700	$ 406,538	$ 413,871	$ 779,347
Portfolio turnover rate	14.95%	18.37%	20.45%	20.29%[e]	22.16%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Additional Information, All Funds

Regulatory Update

In 2003 and 2004, multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment advisor subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc., and have been consolidated for pretrial purposes, along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.’s Form 10-Q or Form 10-K filings with the U.S. Securities and Exchange Commission.

DEALER COMPENSATION

Franklin Templeton Distributors, Inc. (Distributors) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers); such financial support may be made by payments from Distributors' and/or its affiliates' resources, including from Distributors' retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with VIP Qualifying Dealers' efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors and/or its affiliates may pay or allow other promotional incentives or payments to dealers. Sale of shares of the Funds, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Funds' portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by VIP Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your VIP Qualifying Dealer. While your insurance company's fees and charges are generally disclosed in the insurance contract prospectus, your VIP Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus. Additional disclosure may be included in the insurance contract prospectus.

PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures regarding the release of portfolio holdings information for each Fund of the Trust (collectively the Fund) is also available in the Trust's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

STATEMENTS AND REPORTS

Contract Owners should receive financial reports for the Fund related to their Contract from the sponsoring Insurer every six months.

ADMINISTRATIVE SERVICES

Franklin Templeton Services, LLC provides business administration services and facilities for the Fund and makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund (sometimes referred to as, “the Fund”) intends to pay income dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Please refer to the Fund’s prospectus for additional information about the Fund's distributions.

TAX CONSIDERATIONS

The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each Fund expects to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the assets, income and distributions of the Fund are considered separately for purposes of determining whether the Fund qualifies as a regulated investment company. If the Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders. Additionally, each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code.

For federal income tax purposes, the insurance companies and their separate accounts are treated as the owners of the shares of the Fund selected as an investment option rather than the purchasers of a variable annuity contract or variable life insurance policy (variable contracts). In light of the tax-favored status of life insurance company separate accounts, there should be no adverse federal income tax consequences to them as a result of their buying, holding, exchanging or selling Fund shares or on their receipt of Fund distributions, subject to applicable limitations under the Code.

Shares of the Fund must be purchased by investors through variable contracts issued by life insurance companies. As a result, it is anticipated that any income dividends or capital gains distributions paid by the Fund will be exempt from current taxation to the purchaser of such variable contracts if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Fund are offered.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances and about any tax consequences before making an investment in the Fund.

Fund Account Information

Buying Shares

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). When shares of the Fund are investment options of Contracts, separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of the Fund. Shares of the Fund may also be purchased by other mutual funds (Funds of Funds).

Shares of the Fund are sold at net asset value (NAV). When sold in connection with Contracts, the Fund correspond with the investment options offered by the Insurer to Contract Owners. The board of trustees monitors the Fund for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select the Fund as an investment option.

Contract Owners' payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we or our designees receive the request in proper form. Please refer to your Contract prospectus or other disclosure document for further information. The Fund does not issue share certificates.

Selling Shares

An Insurer that holds shares of the Fund in connection with a Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Contract.

Exchanging Shares

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund, for interests in sub-accounts that correspond with shares of other classes or Fund, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Funds discourage short-term or excessive trading and may seek to restrict or reject such trading (please see "Market Timing Trading Policy," below).

Market Timing Trading Policy

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally.   The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as "market timing," and asks its Fund of Fund investors and participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their financial advisors. The Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences.   If information regarding trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer or a Fund of Funds may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers.   As a Contract Owner you are also subject to this policy. An Insurer's order for purchases and/or redemptions pursuant to a Contract Owner's instructions (including purchases and/or redemptions by an exchange or transfer between the Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). A Fund of Fund's order for purchases and/or redemptions pursuant to its investors' instructions are also submitted pursuant to Aggregated Orders. While the Fund will encourage Insurers and Funds of Funds to apply the Fund's Market Timing Trading Policy to their investors, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy because Insurers and Funds of Funds have the relationships with, and are responsible for maintaining the account records of, the individual investors. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers and Fund of Fund investors.

Therefore, the Fund or its agent selectively monitor the Aggregated Orders used by Insurers and Fund of Fund investors for purchases, exchanges and redemptions in respect of all their investors and seek the cooperation of Insurers and Fund of Fund investors to apply the Fund's Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer or Fund of Fund to impose trading restrictions and to apply the Fund's Market Timing Trading Policy to their investors through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers or Funds of Funds in respect of their investors is contrary to the Fund's Market Timing Trading Policy.

Risks from market timers.   Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share. A fund that invests significantly in foreign securities may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund's NAV. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Valuation - Foreign Securities – Potential Impact of Time Zones and Market Holidays").

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (relatively illiquid securities), the Fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the Fund's net asset value and the latest indications of market values for those securities. One of the objectives of the Fund's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Fair Valuation – Individual Securities" under the heading "Fund Account Policies", below).

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

  seeking the cooperation of Insurers and Funds of Funds to assist the Fund in identifying potential market timing activity;
  committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy;
  monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and
  seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Insurers' separate accounts. While the Fund will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades.   Transactions placed in violation of a Fund's Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, as soon as practicable following receipt by the Fund and prompt inquiry of the intermediary.

Involuntary Redemptions

The Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Thus, for example, if upon inquiry the Fund and insurance company identify a contract owner that has engaged in late trading or market timing activities, the Fund may advise the insurance company that it will not accept future investments, or is redeeming any investment related to that contract owner. Involuntary redemptions may be in cash or in kind.

Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Fund's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV per share of a class of the Fund is determined by dividing the net asset value of the Fund's share class by the applicable number of shares outstanding of that share class. The Fund's NAV does not include any fee or sales charge imposed by variable insurance contracts for which the Fund is an investment option or Funds of Funds that purchase shares of the Fund. Investors should consult the contract prospectus, disclosure document or Fund of Funds prospectus for more information.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining the NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Fund.

FAIR VALUATION - INDIVIDUAL SECURITIES

Since the Fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which a Fund determines its NAV per share.

SECURITY VALUATION - U.S. PASS-THROUGH SECURITIES, CMO, ABS, MBS

Mortgage pass-through securities (such as Ginnie Mae, Fannie Mae and Freddie Mac), other mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs) and asset-backed securities (ABS), generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Fund's pricing services uses independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION - SENIOR SECURED CORPORATE LOANS

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from loan dealers and other financial institutions, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. These pricing services may utilize independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that incorporate multiple bond characteristics. These characteristics may include dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis.

SECURITY VALUATION – MUNICIPAL SECURITIES – MATRIX PRICING (FAIR VALUATION)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - OPTIONS

The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S. EQUIVALENT VALUE

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as "time zone arbitrage." Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund's portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund's NAV is computed. Trading by these investors, often referred to as "arbitrage market timers," may dilute the value of the Fund's shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund's portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund's fair value procedures established and approved by the board of trustees.

SHARE CLASSES

Class 1, Class 2, Class 3 and Class 4 shares of the Funds are identical except that Class 2, Class 3 and Class 4 each have a distribution plan or "rule 12b-1" plan, as described in their respective prospectuses for Class 2, Class 3 and Class 4 shares. Class 3 shares may assess a 1.00% redemption fee, as described in the prospectuses for Class 3 shares.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of the Fund or any class, combine, merge or otherwise consolidate the shares of two or more classes of shares of the Fund with and/or into a single class of shares of the Fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

  The Fund may restrict, reject or cancel any purchase orders, including an exchange request.
  At any time, the Fund may establish or change investment minimums.
  The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.
  Purchases of shares of the Fund (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.
  In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
  For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
  To permit their investors to obtain the current price, participating insurance companies and Funds of Funds are responsible for transmitting all orders to the Fund promptly.

Questions

More detailed information about the Trust and the Fund's account policies can be found in the Fund's SAI. If you have any questions about the Fund, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

For information on the Fund, including a free copy of the Fund's prospectus and Statement of Additional Information, and the Fund's Annual and Semiannual Reports, contact your financial advisor or the insurance company offering your Contract.

Shares of the Fund are offered generally only to insurance company separate accounts to serve as the investment vehicle for variable insurance contracts (Contracts) and to Funds of Funds; they and are not offered to the public. Because of this, the Fund's offering documents and shareholder reports are not available on our public website at franklintempleton.com.

Not all Funds and classes are available in all Contracts. For information on the terms of investment in a Contract, please consult the Contract prospectus that accompanies this Fund prospectus.

You can learn more about the Fund in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Include a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the Independent Registered Public Accounting Firm's report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Fund, its investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Funds by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.W., Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.	PROSPECTUS Franklin Templeton Variable Insurance Products Trust
May 1, 2010	Class 2

Contents

FUND SUMMARIES
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING

Franklin Flex Cap Growth Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Large Cap Value Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund - maturing in December 2010
Mutual Global Discovery Securities Fund
Mutual International Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

Overview
Franklin Templeton Variable Insurance Products Trust

FUND DETAILS
MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS/FINANCIAL HIGHLIGHTS

Franklin Flex Cap Growth Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Large Cap Value Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund - maturing in December 2010
Mutual Global Discovery Securities Fund
Mutual International Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

Additional Information, All Funds Regulatory Update DEALER COMPENSATION PORTFOLIO HOLDINGS STATEMENTS AND REPORTS ADMINISTRATIVE SERVICES

Distributions and Taxes INCOME AND CAPITAL GAINS DISTRIBUTIONS TAX CONSIDERATIONS

FUND ACCOUNT INFORMATION
INFORMATION ABOUT FUND TRANSACTIONS AND SERVICES	Buying Shares Selling Shares Exchanging Shares Market Timing Trading Policy Involuntary Redemptions Fund Account Policies Questions

FOR MORE INFORMATION
WHERE TO LEARN MORE ABOUT EACH FUND	Back Cover

FUND SUMMARIES

Franklin Flex Cap Growth Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees1, [2]	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses (including administration fees)	0.29%
Acquired fund fees and expenses[3]	0.02%
Total annual Fund operating expenses[1]	1.23%
Fee waiver1, [2]	-0.28%
Total annual Fund operating expenses after fee waiver1, [3]	0.95%

1. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. This waiver is separate from the waiver related to the Sweep Money Fund.

2. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 97	$ 358	$ 640	$ 1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation. The equity securities in which the Fund invests are primarily common stock. The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies. A substantial portion of the Fund's investments may be in smaller and mid-size companies.

In evaluating sector (broad industry) weightings in the Fund's investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000® Growth Index. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology).

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing   Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Sectors   To the extent that the Fund has significant investments in one or a few sectors, such as technology, it bears more risk than a fund which always maintains broad sector diversification. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. The biotechnology and health technology industries are affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q'09	14.53%
Worst Quarter:	4Q'08	-21.49%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	Since Inception 3/1/2005
Franklin Flex Cap Growth Securities Fund - Class 2	32.97%	1.92%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	37.01%	-5.39%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	37.21%	-5.38%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

CONRAD B. HERRMANN, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2005).

MATTHEW J. MOBERG, CPA   Vice President of Advisers and portfolio manager of the Fund since inception (2005).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Global Real Estate Securities Fund

Investment Goal

High total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual Fund operating expenses	1.36%
Fee waiver[1]	-0.21%
Total annual Fund operating expenses [1]	1.15%

1. The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. Based on the fund's total assets of $383.9 million on December 31, 2009, it is estimated that the increase for the year ending April 30, 2011 will be 0.14%, which is a 0.09% increase in the management fee and a 0.05% increase in the administration fee, for common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) of 0.90%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 117	$ 398	$ 713	$ 1,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S.; companies qualifying under U.S. federal tax law as REITs; and companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities. The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector.

The Fund currently expects to be invested predominantly in equity securities. The Fund also may invest a small portion of its portfolio in debt securities. In addition, forward currency exchange contracts may be used from time-to-time to help currency risks and manage local currency exposure.

The manager seeks to limit price volatility by investing across markets and property types and seeks to provide a consistently high level of income. When selecting investments for the Fund’s portfolio, the manager applies a “bottom-up,” value-oriented stock selection process that incorporates macro-level views in the evaluation process. The manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities   By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates, tax and insurance considerations, changes in zoning laws, environmental regulations or hazards, or overbuilding or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs   A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments, which may result in greater fluctuation in the value of the Fund’s shares.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q'09	26.64%
Worst Quarter:	4Q'08	-32.12%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Global Real Estate Securities Fund - Class 2	19.08%	-5.77%	6.77%
S&P/Citigroup Broad Market Index (BMI) Global REIT Index(unhedged into U.S. dollars) (index reflects no deduction for fees, expenses or taxes)[1]	48.69%	0.41%	10.43%
S&P/Citigroup Broad Market Index (BMI) Global REIT Index(hedged into U.S. dollars) (index reflects no deduction for fees, expenses or taxes)[1]	26.99%	-0.51%	9.81%

1. The S&P/Citigroup Broad Market Index (unhedged into U.S. dollars) is replacing the S&P/Citigroup (hedged into U.S. dollars) as the Fund's benchmark because the investment manager believes that the unhedged benchmark better reflects the Fund's holdings. The S&P/Citigroup (hedged into U.S. dollars) may be excluded from this comparison in the future.

Investment Manager

Franklin Templeton Institutional, LLC (FT Institutional)

Portfolio Managers

JACK FOSTER   Senior Vice President of FT Institutional and portfolio manager of the Fund since 2007.

DAVID LEVY   Portfolio Manager of FT Institutional and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Growth and Income Securities Fund

Investment Goal

Capital appreciation. Its secondary goal is current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.54%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual Fund operating expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 87	$ 271	$ 471	$ 1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests predominantly in equity securities, including common stock, preferred stock and all securities convertible into common stocks. The Fund may also invest up to 20% of its net assets in debt securities, including any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities); and synthetic convertible securities. The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds. The Fund generally invests between 60% and 80% of its net assets in common stocks, and between 20% and 40% of its net assets in a combination of convertible securities and debt securities.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s manager considers to be financially strong. The Fund attempts to buy equity securities when they are selling at attractive prices according to measurements such as relative dividend yield, book value, revenues and normalized earnings. The Fund’s manager emphasizes dividend yield in selecting stocks for the Fund because the manager believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Blend Style Investing   A “blend” strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. With respect to value stocks, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline even further.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q'03	17.10%
Worst Quarter:	3Q'02	-19.46%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Growth & Income Securities Fund - Class 2	26.55%	-0.91%	2.57%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Lipper VIP Equity Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	23.06%	0.31%	2.35%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

ALAN E. MUSCHOTT, CFA   Vice President of Advisers and portfolio manager of the Fund since 2005.

EDWARD D. PERKS, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2005.

FRANK FELICELLI, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1995.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin High Income Securities Fund

Investment Goal

To earn a high level of current income. Its secondary goal is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.57%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual Fund operating expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 93	$ 290	$ 504	$ 1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests substantially in high yield, lower-rated debt securities and preferred stocks. Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes called "junk bonds." Investment grade debt securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's). The Fund may also invest in securities issued by companies and governments in any foreign country, developed or developing. Foreign securities held by the Fund generally will be denominated in U.S. dollars and traded on U.S. markets.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund may from time to time enter into various derivative transactions, particularly credit default swap agreements, interest rate swap agreements and currency forwards. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to selected credit risks, interest rates, currencies or countries. These derivative transactions may be used to enhance Fund returns, increase liquidity, gain exposure to particular instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

The Fund's manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a "bottom-up" investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

A significant portion of the fund’s floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans and are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q'09	16.45%
Worst Quarter:	4Q'08	-15.60%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin High Income Securities Fund - Class 2	42.70%	4.88%	4.07%
Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes)	54.22%	5.99%	7.07%
Lipper VIP High Current Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	43.48%	4.19%	4.60%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

PATRICIA O'CONNOR, CFA, CPA   Vice President of Advisers and portfolio manager of the Fund since 2002.

ERIC G. TAKAHA, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Income Securities Fund

Investment Goal

To maximize income while maintaining prospects for capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.02%
Total annual Fund operating expenses	0.72%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 74	$ 230	$ 401	$ 894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the managers' analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, mortgage and asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as "junk bonds"), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors such as utilities, financials, energy, healthcare and telecommunications, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors from time to time. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Fund's investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
  the experience and strength of the company's management;
  the company's changing financial condition and market recognition of the change;
  the company's sensitivity to changes in interest rates and business conditions; and
  the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Fund, the investment manager applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The investment manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q'09	17.28%
Worst Quarter:	3Q'08	-14.85%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Income Securities Fund - Class 2	35.59%	3.52%	7.87%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)[1]	5.93%	4.97%	6.33%
Lipper VIP Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[2]	22.97%	2.54%	2.79%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

2. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

EDWARD D. PERKS, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2002.

CHARLES B. JOHNSON   Chairman of Franklin Resources, Inc. and portfolio manager of the Fund since 1989.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Large Cap Growth Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual Fund operating expenses	1.06%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 108	$ 337	$ 585	$ 1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Under normal market conditions, the Fund invests predominantly in equity securities primarily common stocks. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing   Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q'09	17.55%
Worst Quarter:	4Q'08	-20.03%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Large Cap Growth Securities Fund - Class 2	29.73%	0.22%	-0.06%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	37.21%	1.63%	-3.99%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

KENT SHEPHERD, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

ALEX PETERS, CFA   Vice President of Advisers and portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Large Cap Value Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees1, [2]	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses (incuding administration fees)	0.39%
Acquired fund fees and expenses[3]	0.02%
Total annual Fund operating expenses	1.41%
Fee waiver1, [2]	-0.49%
Total annual Fund operating expenses after fee waiver1, 2, [3]	0.92%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. This waiver is separate from the waiver related to the Sweep Money Fund.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 94	$ 396	$ 720	$ 1,638

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large-capitalization companies. Large-capitalization companies are those with market capitalizations (share price times the number of common stock shares outstanding) that are similar in size to those in the Russell 1000® Index at the time of purchase.

The Fund generally invests in equity securities the Fund’s manager believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q'09	17.62%
Worst Quarter:	4Q'08	-20.88%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	Since Inception 3/1/2005
Franklin Large Cap Value Securities Fund - Class 2	26.76%	-0.14%
Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes)	19.69%	-5.26%

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (2005).

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2005).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (2005).

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2005).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Rising Dividends Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	0.93%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	0.92%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 94	$ 293	$ 509	$ 1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. The Fund invests predominantly in equity securities, primarily common stock. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have increased their dividend rate during the last four consecutive years.

Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;
  increased dividends substantially (at least 100%) over the last 10 years;
  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);
  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and
  attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor's® 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. From time to time, the Fund may invest a significant to substantial amount of its assets in the securities of smaller and midsize companies. Although the manager will search for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''00	14.62%
Worst Quarter:	4Q''08	-15.62%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Rising Dividends Securities Fund - Class 2	17.34%	0.17%	6.52%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since 1996.

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1992).

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1992).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (1992).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Small Cap Value Securities Fund

Investment Goal

Long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses[2]	0.03%
Total annual Fund operating expenses	0.98%
Fee waiver[1]	-0.02%
Total annual Fund operating expenses after fee waiver1, [2]	0.96%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 98	$ 306	$ 531	$ 1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies. Small-capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities the Fund’s manager believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller Companies   Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	24.33%
Worst Quarter:	4Q''08	-27.34%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Small Cap Value Securities Fund - Class 2	29.16%	1.45%	8.53%
Russell 2500™ Value Index (index reflects no deduction for fees, expenses or taxes)	27.68%	0.84%	8.18%

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1998).

Y. DOGAN SAHIN, CFA   Portfolio Manager of Advisory Services and portfolio manager of the Fund since 2007.

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Small-Mid Cap Growth Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	0.51%
Distribution and service (12b-1) fees	0.25%
Other expenses[2]	0.30%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.07%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.06%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 108	$ 337	$ 585	$ 1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small cap and mid cap companies. For this Fund, small cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology, technology services and electronic technology).

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Sectors   To the extent that the Fund has significant investments in one or a few sectors, such as technology, it bears more risk than a fund which always maintains broad sector diversification. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. The biotechnology and health technology industries are affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''01	23.87%
Worst Quarter:	4Q''08	-27.15%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Small-Mid Cap Growth Securities Fund - Class 2	43.57%	0.90%	-1.91%
Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	46.29%	2.40%	-0.52%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

EDWARD B. JAMIESON   President, Chief Investment Officer and Director of Advisers and portfolio manager of the Fund since 2005.

JAMES CROSS   Portfolio Manager of Advisers and portfolio manager of the Fund since 2006.

MICHAEL MCCARTHY   Senior Vice President of Advisers and portfolio manager of the Fund since 1995.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Strategic Income Securities Fund

Investment Goal

High level of current income. A secondary goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	0.36%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses	0.85%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	0.84%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 86	$ 268	$ 466	$ 1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any one of the classes.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's or CCC by S&P® or are unrated securities the Fund's manager determines are of comparable quality. However, the Fund may invest a small portion of its total assets in debt securities that are in default.

The Fund may also invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage securities.

For purposes of pursuing its investment goals, the Fund may enter into interest rate and credit related transactions involving certain derivative instruments, including interest rate and credit default swaps and bond/interest futures contracts. The use of such derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, durations or credit risks. The Fund may also enter into various other transactions involving derivatives, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposure to selected currencies. In addition, the Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets.

The manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Mortgage Securities   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of repayments, mortgage securities may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of mortgage securities, making them more sensitive to interest rate changes and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Asset-Backed Securities   Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	9.65%
Worst Quarter:	4Q''08	-5.96%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Strategic Income Securities Fund - Class 2	25.75%	5.36%	6.95%
Barclays Capital U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	28.17%	4.64%	5.90%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

ERIC G. TAKAHA, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (1999).

CHRISTOPHER J. MOLUMPHY, CFA   Executive Vice President and Director of Advisers and portfolio manager of the Fund since inception (1999).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Templeton VIP Founding Funds Allocation Fund

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	None
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Acquired fund fees and expenses[1]	0.68%
Total annual Fund operating expenses	1.05%
Fee waiver[2]	-0.02%
Total annual Fund operating expenses after fee waiver1, [2]	1.03%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the fund so that common annual fund operating expenses (i.e., a combination of fund administration fees and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. The fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds’ estimated fees and expenses are based on the acquired funds' annualized expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 105	$ 332	$ 577	$ 1,281

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in a combination of Class 1 shares of the Franklin Income Securities Fund (33 1/2%), Mutual Shares Securities Fund (33 1/2%) and Templeton Growth Securities Fund (33 1/2%) (underlying funds). The Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The administrator rebalances the Fund’s investments in the underlying funds periodically and may recommend to the Fund’s Board additional or different underlying funds for investment (without the approval of shareholders). These underlying funds, in turn, invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities, each following a value-oriented approach.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Investing in Underlying Funds   Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The underlying funds are subject to management risk because they are each an actively managed investment portfolio. Each underlying funds' investment manager will apply investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	17.62%
Worst Quarter:	4Q''08	-18.21%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	Since Inception 7/2/2007
Franklin Templeton VIP Founding Funds Allocation Fund - Class 2	30.25%	-9.57%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	-27.18%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)[1]	30.79%	-29.09%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

The Fund does not have an investment manager, nor does it pay investment management fees. Franklin Templeton Services, LLC (FT Services), the Fund's administrator, monitors the percentage of the Fund's assets allocated to the underlying funds and periodically rebalances the Fund's portfolio. T. Anthony Coffey, CFA, Vice President of Franklin Advisers, Inc., assists FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin U.S. Government Fund

Investment Goal

Income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.49%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual Fund operating expenses	0.78%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 80	$ 249	$ 433	$ 966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund invests primarily in fixed income and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes). Ginnie Maes represent an ownership interest in mortgage loans pooled together for sale to investors to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, Ginnie Maes provide investors with monthly payments of interest and principal as well as any unscheduled prepayments on the underlying mortgage loans.

Ginnie Maes carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. The full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund may also invest in other U.S. government securities, which are also backed by the full faith and credit of the U.S. government, such as U.S. Treasury STRIPS, bills, bonds and notes. In addition, the Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Ginnie Maes   Ginnie Maes differ from conventional corporate debt securities because principal is paid back monthly over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. Because of repayments, Ginnie Maes may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than some other debt securities to a decline in market value when interest rates rise.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''08	4.42%
Worst Quarter:	2Q''04	-1.40%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin U.S. Government Fund - Class 2	3.09%	4.72%	5.75%
Barclays Capital U.S. Government Index: Intermediate Component (index reflects no deduction for fees, expenses or taxes)	-0.32%	4.74%	5.65%
Lipper VIP General US Government Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	5.99%	4.12%	5.63%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

PAUL VARUNOK   Portfolio Manager of Advisers and portfolio manager of the Fund since 2004.

PATRICK KLEIN, PH.D   Research Analyst of Advisers and portfolio manager of the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Zero Coupon Fund - maturing in December 2010

Investment Goal

As high an investment return as is consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual Fund operating expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 93	$ 290	$ 504	$ 1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in zero coupon debt securities. Zero coupon securities make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. As the Fund approaches its Target Date, as described in more detail below, its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents.

The Fund may invest some or all of its assets in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, its agencies or authorities or U.S. government-sponsored enterprises, including mortgage securities. When the Fund invests in other than stripped U.S. Treasury securities, the bonds will be rated at least "A" by independent rating organizations such as Standard & Poor’s or Moody’s Investors Service or, if unrated, securities determined by the manager to be of comparable quality.

The Fund matures on the third Friday of December of 2010 (Target Date). On the Fund's Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event. Since the Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In addition, the Fund may be subject to reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Portfolio Turnover   Because the Fund is approaching its Target Date, the Fund's portfolio turnover rate may be higher than in past years. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for sales of securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''02	11.60%
Worst Quarter:	2Q''04	-4.30%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Zero Coupon Fund - 2010 - Class 2	0.15%	3.85%	6.99%
Merrill Lynch 2-Year Zero Coupon Bond Index (index reflects no deduction for fees, expenses or taxes)	1.06%	4.26%	4.87%
Lipper VIP General Bonds Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	20.03%	4.24%	5.80%

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

KENT BURNS, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2002.

PAUL VARUNOK   Portfolio Manager of Advisers and portfolio manager of the Fund since 2006.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual Global Discovery Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual Fund operating expenses	1.31%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 133	$ 415	$ 718	$ 1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	14.48%
Worst Quarter:	4Q''08	-13.44%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Mutual Global Discovery Securities Fund - Class 2	23.31%	7.09%	7.95%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)[1]	30.79%	2.57%	0.23%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2009.

PHILIPPE BRUGERE-TRELAT   Executive Vice President of Franklin Mutual and portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual International Securities Fund

Investment Goal

Capital appreciation, which may occasionally be short term. The secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2[1]
Management fees[2]	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	7.56%
Total annual Fund operating expenses	8.61%
Fee waiver and expense reimbursement[2]	-7.41%
Total annual Fund operating expenses after fee waiver[2]	1.20%

1. The fund commenced operations on June 15, 2009. Total annual Fund operating expenses are annualized.

2. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total common fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 122	$ 1,846	$ 3,447	$ 6,971

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of non-U.S. issuers. The manager focuses the Fund’s investments on securities believed to be available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund invests primarily in securities of Asian and European companies that the manager believes are undervalued.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in mid- and large cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund normally invests in securities from at least five different countries, although, from time to time, it may invest all of its assets in a single country. The Fund also may invest up to 20% of its total assets in securities of U.S. issuers, and securities of issuers from the Middle East and the remaining regions of the world.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country Focus   Because the Fund invests its assets primarily in companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect security values in the country or region in which the Fund is invested.

Developing Market Countries   The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund is new, it does not have a full calendar year of performance.

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PHILIPPE BRUGERE-TRELAT   Executive Vice President of Franklin Mutual and portfolio manager of the Fund since inception (2009).

ANDREW SLEEMAN, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual Shares Securities Fund

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual Fund operating expenses	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 105	$ 328	$ 569	$ 1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund expects to invest a significant portion of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	16.20%
Worst Quarter:	4Q''08	-21.10%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Mutual Shares Securities Fund - Class 2	26.05%	1.43%	4.93%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2009.

F. DAVID SEGAL, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2002.

DEBORAH A. TURNER, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Developing Markets Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	1.25%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.73%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.72%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 175	$ 542	$ 933	$ 2,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments. The Fund invests primarily in the equity securities of developing market companies, primarily common stock. Developing market countries include those considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, based on economic conditions. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Emerging Market Countries   The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Smaller Companies   Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	31.88%
Worst Quarter:	4Q''08	-28.86%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Developing Markets Securities Fund - Class 2	72.59%	11.40%	7.40%
MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes)	79.02%	15.88%	10.09%
S&P/IFCI Composite Index (index reflects no deduction for fees, expenses or taxes)[1]	81.03%	16.50%	11.17%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton Developing Markets Fund.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Templeton Asset Management Ltd. (Asset Management)

Portfolio Managers

MARK MOBIUS PH.D.   Managing Director of Asset Management and portfolio manager of the Fund since inception (1996).

TOM WU   Director of Asset Management and portfolio manager of the Fund since inception (1996).

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management and portfolio manager of the Fund since inception (1996).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Foreign Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.06%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.05%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 107	$ 334	$ 579	$ 1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock. While there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies and a portion to a significant amount in smaller companies. The Fund also invests in American, European and Global Depositary Receipts. Although the manager will search for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	22.85%
Worst Quarter:	3Q''02	-21.85%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Foreign Securities Fund - Class 2	37.04%	4.77%	2.82%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton International Fund.

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Portfolio Managers

PETER A. NORI, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.

TINA SADLER, CFA   Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 2003.

GARY P. MOTYL, CFA   President of Investment Counsel and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Global Bond Securities Fund

Investment Goal

High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual Fund operating expenses	0.79%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 81	$ 252	$ 439	$ 978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest a portion of its net assets in debt securities that are rated below investment grade, including a small portion in defaulted debt securities. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest a significant to substantial portion of its assets in emerging markets. The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is "diversified".

For purposes of pursuing its investment goals, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into interest rate and credit related derivative transactions, including interest rate/bond futures contracts and options on such contracts and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments, which may result in greater fluctuation in the value of the Fund’s shares.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''04	10.22%
Worst Quarter:	2Q''08	-5.07%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Global Bond Securities Fund - Class 2	18.68%	8.87%	10.73%
J.P. Morgan Government Bond Index - Global (index reflects no deduction for fees, expenses or taxes)	1.90%	4.60%	6.70%
Citigroup World Government Bond Index (WGBI) (index reflects no deduction for fees, expenses or taxes)[1]	1.01%	4.79%	5.54%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

MICHAEL HASENSTAB PH.D.   Senior Vice President of Advisers and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Growth Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 2
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual Fund operating expenses	1.04%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 2	$ 106	$ 331	$ 574	$ 1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily consist of common stock. The Fund also invests in depositary receipts.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	20.77%
Worst Quarter:	4Q''08	-21.61%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Growth Securities Fund - Class 2	31.10%	0.52%	2.53%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	30.79%	2.57%	0.23%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)[1]	35.41%	3.64%	0.90%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Templeton Global Advisors Limited (Global Advisors)

Sub-Advisor

Templeton Asset Management Limited (Asset Management)

Portfolio Managers

ALAN CHUA, CFA   Portfolio Manager of Asset Management and portfolio manager of the Fund since 2003.

CINDY L. SWEETING, CFA   President, Chairman and Director of Global Advisors and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Templeton Variable Insurance Products Trust

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The classes are identical except that Class 2, Class 3 and Class 4 each has a distribution plan and Class 3 may assess a redemption fee (see "Share Classes" under Fund Account Information). The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

Investment Considerations

  Each Fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.
  The following give a general sense of the level of fund assets associated with a particular investment or strategy: "small portion" (less than 10%); "portion" (10% to 25%); "significant" (25% to 50%); "substantial" (50% to 66%); "primary" (66% to 80%); and "predominant" (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust's Statement of Additional Information (SAI).

Risks

  There can be no assurance that any Fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the investment manager's judgment in the analysis and evaluation of securities selected for investment.
  All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.
  Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

Additional Information

More detailed information about each Fund, its investment policies, and its particular risks can be found in the SAI.

Management

The Funds' investment managers and their affiliates manage $548 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

Franklin Flex Cap Growth Securities Fund

Goal

The Fund's investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies.

A substantial portion of the Fund's investments may be in smaller and mid-size companies.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

When suitable opportunities are available, the Fund may invest in initial public offerings of securities.

In evaluating sector (broad industry) weightings in the Fund’s investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000™ Growth Index. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology).

The Fund invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

Portfolio Selection

The manager uses fundamental, bottom-up research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the manager looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. The manager defines quality companies as those with strong and improving competitive positions in attractive markets. The manager also believes important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. The manager’s valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, the manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares (including shares of an affiliated money market fund), high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and currency devaluations), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater price volatility. The risks of investing in foreign securities typically are greater in less developed or emerging market countries.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which always maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies. Electronic technology and technology services companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in sectors believed to have growth potential. The portfolio managers of the team are as follows:

CONRAD B. HERRMANN, CFA Senior Vice President of Advisers

Mr. Herrmann has been the lead portfolio manager of the Fund since its inception (2005). He has primary responsibility for the investments of the Fund. Mr. Herrmann has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Herrmann may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

MATTHEW J. MOBERG, CPA Vice President of Advisers

Mr. Moberg has been a portfolio manager of the Fund since its inception (2005), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 management fees, before any advance waiver or reduction, were 0.67% of the Fund's average daily net assets. Under an agreement by the investment manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.64% of its average daily net assets to the investment manager for its services. After April 30, 2010, the investment manager may end the waiver arrangement at any time upon notice to the Fund's board of trustees. The investment manager, however, is required by the board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.22	$ 12.72	$ 11.14	$ 10.59	$ 10.00
Income from investment operations:[b]
Net investment income(loss)[c]	-—[d]	—[d]	0.04	0.02	0.03
Net realized and unrealized gains (losses)	2.71	-4.49	1.55	0.53	0.57
Total from investment operations	2.71	-4.49	1.59	0.55	0.60
Less distributions from net investment income	—	-0.01	-0.01	—[d]	-0.01
Net asset value, end of year	$ 10.93	$ 8.22	$ 12.72	$ 11.14	$ 10.59
Total return[e]	32.97%	-35.31%	14.32%	5.20%	5.99%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.19%	1.21%	1.25%	1.32%	1.45%
Expenses net of waiver and payments by affiliates	0.93%[g]	0.93%	0.93%[g]	0.93%[g]	0.93%[g]
Net investment income (loss)	-0.01%	0.04%	0.31%	0.19%	0.30%
Supplemental data
Net assets, end of year (000’s)	$ 244,768	$ 195,425	$ 206,218	$ 60,520	$ 26,935
Portfolio turnover rate	33.64%	32.76%	30.15%	67.01%	36.58%

a. For the period March 1, 2005 (commencement of operations) to December 31, 2005.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Real Estate Securities Fund

Goal

The Fund's principal investment goal is high total return.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For purposes of this Fund the real estate sector includes:

  real estate investment trusts (REITs) (defined below) and similar REIT-like entities domiciled outside the U.S.;
  companies qualifying under U.S. federal tax law as REITs; and
  companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

The manager seeks to limit price volatility by investing across markets and property types. The manager also seeks to provide a consistently high level of income.

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. Equity REITs generally receive income from rents received. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities.

Under normal conditions, the Fund expects to invest predominantly in equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

In addition to the Fund's main investments, the Fund may invest in issuers engaged in businesses whose products and services are related to the real estate sector.The Fund also may invest a small portion of its portfolio in debt securities.

The Fund invests predominantly in companies located anywhere in the world that operate in the real estate sector.

Portfolio Selection

The manager is a research driven, fundamental investor. The manager's active investment strategy is centered on the belief that unsynchronized regional economic activity within the global economy provides consistent, attractive return opportunities in the global real estate markets.

When selecting investments for the Fund's portfolio, the manager applies a "bottom-up," value-oriented stock selection process that incorporates macro-level views in the evaluation process. The manager's portfolio construction process combines:

  Bottom-up analysis of individual stock and real estate market fundamentals; and
  Top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price with both the real estate market and general stock market, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Real Estate Securities

By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITs.   Equity REITs may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT's performance depends on the types of and locations of the properties it owns and how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Stocks

In the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund will employ various strategies to hedge a particular currency, but there is no assurance that any such hedging strategy would reduce rather than increase the Fund’s risk. Restrictions on currency trading that may be imposed by developing market countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

Political and economic developments.   Diplomatic and political developments, including regional conflicts, rapid and adverse political changes, social instability, terrorism and war, could adversely affect economies, industries and securities and currency markets, and the value of the Fund’s investments. Terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These developments are extremely difficult, if not impossible, to predict and take into account with respect to management of the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Interest Rate

Rate changes can be sudden and unpredictable. Rising interest rates are likely to have an adverse impact on the securities that the Fund owns, as increasing rates drive up mortgage and financing costs, can restrain construction and buying and selling activity in the real estate market and make other categories of investments more attractive.

Credit

An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Liquidity

Liquidity risk exists when particular securities are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Derivative Securities Including Hedging Instruments

The performance of derivative investments, including hedging instruments, depends, at least in part, on the performance of an underlying asset. Derivative securities involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Non-Diversification

The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer and invest in a smaller number of issuers overall than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

JACK FOSTER Senior Vice President of FT Institutional	Mr. Foster has been a co-lead portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 1987.

DAVID LEVY Portfolio Manager of FT Institutional

David Levy has been a co-lead portfolio manager of the Fund since 2007. Prior to joining Franklin Templeton Investments in 2007, Mr. Levy spent over 16 years at New York Life Investment Management where, since 1997, he was a portfolio manager for New York Life's REIT portfolios.

Mr. Foster and Mr. Levy, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays its investment manager a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009, management fees were 0.80% of average daily net assets. Under a contractual agreement by the manager to limit its fees, the Fund paid 0.62% of its average daily net assets to the manager for its services.

The investment manager has contractually agreed to limit its fees so that the increase in investment management fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager will receive one-fifth of the increase in the rate of the fee. Based on Fund total net assets of $383.9 million on December 31, 2009 it is estimated that the increase in the management fee for the year ending April 30, 2011 will be 0.09%. Beginning in May 1, 2012, the full new investment management fee will then be in effect.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.61	$ 24.97	$ 34.67	$ 32.08	$ 30.49
Income from investment operations:[a]
Net investment income[b]	0.27	0.56	0.72	0.58	0.64
Net realized and unrealized gains (losses)	1.33	-8.93	-7.43	5.31	3.30
Total from investment operations	1.60	-8.37	-6.71	5.89	3.94
Less distributions from:
Net investment income and net realized foreign currency gains	-1.29	-0.21	-0.73	-0.68	-0.44
Net realized gains	—	-5.78	-2.26	-2.62	-1.91
Total distributions	-1.29	-5.99	-2.99	-3.30	-2.35
Net asset value, end of year	$ 10.92	$ 10.61	$ 24.97	$ 34.67	$ 32.08
Total return[c]	19.08%	-42.39%	-20.86%	20.58%	13.47%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.36%	1.33%	1.09%	0.75%	0.74%
Expenses net of waiver and payments by affiliates[d]	1.01%	0.85%	0.77%	0.75%	0.74%
Net investment income	2.88%	3.16%	2.32%	1.79%	2.07%
Supplemental data
Net assets, end of year (000’s)	$ 345,445	$ 343,701	$ 893,837	$ 1,491,571	$ 1,343,868
Portfolio turnover rate	87.34%	77.28%	121.84%	31.39%	36.10%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Growth and Income Securities Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is to provide current income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and all securities convertible into common stocks. The Fund may also invest up to 20% of its assets in debt securities, as described below. The Fund generally invests between 60% and 80% of its net assets in common stocks, and between 20% and 40% of its net assets in a combination of convertible securities and debt securities.

The Fund attempts to buy equity securities when they are selling at attractive prices according to measurements such as relative dividend yield, book value, revenues and normalized earnings. Using this approach, the Fund seeks to invest in these securities when their prices may be temporarily depressed, and while their dividends can provide current, steady income to cushion against price declines.

An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund's manager emphasizes dividend yield in selecting stocks for the Fund because the manager believes that, over time, dividend income can contribute significantly to total return. The manager also believes that dividend income is often a more consistent source of investment return than capital appreciation. Moreover, stocks with relatively higher dividend yields tend to have less price volatility than stocks that pay out little dividend income, and can provide greater stability of principal.

The Fund's strategy is to invest in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). This results in a unique relative yield range for each company that in turn provides a discipline for determining whether a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, the Fund seeks to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

While the Fund does not concentrate in any one industry, it may make significant investments in the financial services, energy, technology and telecommunications, producer manufacturing, utilities, and healthcare/pharmaceutical sectors. These industry sectors tend to have dividend yield and/or valuation characteristics consistent with the Fund's goal.

A convertible security is generally a debt security or preferred stock that may be converted within a specified period of time into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) (rated BBB or better), Moody's Investors Service (Moody's) (rated Baa or higher) and Fitch Ratings (Fitch) (rated BBB or better) are considered investment grade.Securities rated Ba or lower by Moody's or BB or lower by S&P® are considered to be below investment grade. Convertible securities may fall within the lower-rated categories as determined by securities rating organizations.

The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund may invest up to 20% of its net assets in any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities); and synthetic convertible securities. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.

The Fund does not currently intend to invest more than 10% of its assets in real estate investment trusts (REITs). REITs manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund may invest in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivative instruments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The Fund invests predominantly in equity securities.

Portfolio Selection

The manager invests in a broadly diversified portfolio of equity securities that it considers to be financially strong. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). This results in a relative yield range for each company that can assist the manager in determining whether it believes whether a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, the Fund seeks to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Blend Style Investing

A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline even further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

Income

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Energy companies.   Companies that are involved in oil or gas exploration, production, refining or marketing, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economics, politics and regulation.

Healthcare/Pharmaceutical companies.   The healthcare/ pharmaceutical sector is subject to extensive government regulation and is characterized by strong competition and rapid development of competing products. As these factors impact this sector, the stock prices of companies within this sector may fluctuate significantly over relatively short periods of time.

Technology and telecommunication companies.   Companies in the technology and telecommunications sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies are also subject to government regulations and changes in regulations are among the many factors that can have a material effect on companies in this sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Real Estate Securities

REITs.   Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITS as a whole.

Market

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of securities believed to be undervalued. The portfolio managers of the team are as follows:

ALAN E. MUSCHOTT, CFA Vice President of Advisers	Mr. Muschott has been co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1998.

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been a co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

FRANK FELICELLI, CFA Senior Vice President of Advisers	Mr. Felicelli has been a portfolio manager of the Fund since 1995. He joined Franklin Templeton Investments in 1986.

Mr. Muschott and Mr. Perks, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time. Mr. Felicelli is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.54% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.59	$ 14.86	$ 16.62	$ 15.42	$ 15.43
Income from investment operations:[a]
Net investment income[b]	0.28	0.35	0.37	0.37	0.38
Net realized and unrealized gains (losses)	1.90	-5.10	-0.82	2.03	0.15
Total from investment operations	2.18	-4.75	-0.45	2.40	0.53
Less distributions from:
Net investment income	-0.44	-0.40	-0.38	-0.39	-0.40
Net realized gains	—	-1.12	-0.93	-0.81	-0.14
Total distributions	-0.44	-1.52	-1.31	-1.20	-0.54
Net asset value, end of year	$ 10.33	$ 8.59	$ 14.86	$ 16.62	$ 15.42
Total return[c]	26.55%	-35.14%	-3.71%	16.76%	3.51%
Ratios to average net assets
Expenses[d]	0.85%	0.80%	0.77%	0.79%	0.76%
Net investment income	3.21%	2.92%	2.22%	2.38%	2.49%
Supplemental data
Net assets, end of year (000’s)	$ 152,077	$ 141,359	$ 312,692	$ 348,724	$ 313,286
Portfolio turnover rate	51.05%	30.66%	36.66%	23.05%	43.89%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Securities Fund

Goals

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests substantially in high yield, lower-rated debt securities and preferred stocks. Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes called "junk bonds." Investment grade debt securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's). The Fund may buy both rated and unrated debt securities including securities rated below B by Moody's or S&P®.

A debt security represents an obligation of an issuer to repay a loan of money to it and generally provides for the payment of interest. These include bonds, notes, debentures and convertible securities. The Fund may invest in senior and subordinated debt securities. Subordinated debt is more risky because its holder will be paid only after the holders of senior debt securities are paid. The Fund may invest in "zero coupon bonds," which are debt securities that typically pay interest only at maturity rather than periodically during the life of the security and are issued at a significant discount from their principal amount.

The Fund may invest up to 100% of its assets in high yield, lower quality debt securities. These are either securities rated below investment grade (below the top four rating categories) by independent rating organizations such as Standard & Poor’s (S&P) and Moody’s Investors Service (Moody's) or unrated securities the manager determines are of comparable quality. However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered to be below investment grade. The below investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the Fund’s manager determines are of comparable quality.

While the Fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity securities as a result of receiving those securities in a corporate restructuring. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest in securities issued by companies and governments in any foreign country, developed or developing. Foreign securities held by the Fund generally will be denominated in U.S. dollars and traded on U.S. markets.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund may from time to time enter into certain transactions involving derivatives, particularly credit default swap agreements, interest rate swap agreements and currency forwards. The use of credit default swaps and interest rate swaps may allow the Fund to obtain net long or net short exposures to selected credit risks, interest rate or derivatives or for the purposes, of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks related to change in interest rate and other market factors. When used for hedging purposes, a forward contract could be used to protect against possible decline in a currency's value when a security held or to be purchased by the Fund is denominated in that currency. The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund invests substantially in high yield, lower-rated debt securities.

Portfolio Selection

The Fund's manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a "bottom-up" investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments.

In selecting securities for the Fund's investment portfolio, the manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The manager considers a variety of factors, including the issuer's experience and managerial strength, its sensitivity to economic conditions, and its current financial condition.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term debt and money market instruments, including U.S. government securities, money market fund shares, high-grade commercial paper, repurchase agreements and other money market equivalents. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities.   Junk bonds generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Interest Rate

When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and foreign securities traded on U.S. markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.

Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Call

A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

Credit-Linked Securities

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Floating Rate Corporate Loans

The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund’s shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on high yield debt investments. The portfolio managers of the team are as follows:

PATRICIA O'CONNOR, CFA, CPA Vice President of Advisers

Ms. O'Connor has been the lead portfolio manager of the Fund since 2002. She has primary responsibility for the investments of the Fund. Ms. O'Connor has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Ms. O'Connor may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

ERIC G. TAKAHA, CFA Senior Vice President of Advisers

Mr. Takaha has been a portfolio manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 4.59	$ 6.60	$ 6.85	$ 6.71	$ 6.90
Income from investment operations:[a]
Net investment income[b]	0.44	0.47	0.48	0.46	0.45
Net realized and unrealized gains (losses)	1.47	-1.88	-0.29	0.13	-0.23
Total from investment operations	1.91	-1.41	0.19	0.59	0.22
Less distributions from net investment income	-0.37	-0.60	-0.44	-0.45	-0.41
Net asset value, end of year	$ 6.13	$ 4.59	$ 6.60	$ 6.85	$ 6.71
Total return[c]	42.70%	-23.38%	2.72%	9.36%	3.31%
Ratios to average net assets
Expenses before expense reduction	0.88%	0.91%	0.86%	0.89%	0.85%
Expenses net of expense reduction	0.88%[d]	0.91%[d]	0.86%[d]	0.88%	0.85%[d]
Net investment income	8.08%	8.05%	7.13%	6.89%	6.71%
Supplemental data
Net assets, end of year (000’s)	$ 198,567	$ 84,396	$ 155,777	$ 166,318	$ 139,413
Portfolio turnover rate	26.41%	21.75%	40.65%	37.99%	47.60%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Income Securities Fund

Goals

The Fund’s investment goal is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the managers' analysis of the best opportunities for the Fund’s portfolio in a given market.

Debt securities obligate the issuer to repay a loan of money at a future date and generally provides for the payment of interest on the amount borrowed to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's) are considered investment grade. Securities rated Ba or lower by Moody's or BB or lower by S&P® are considered to be below investment grade. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services.

Debt securities in the lower rating categories and unrated securities deemed by the Fund's manager to be of comparable quality generally pay higher yields than more highly rated securities to compensate investors for the greater risk of default or of price fluctuations due to changes in the issuer's creditworthiness. Such lower rated but higher yielding securities are sometimes referred to as "junk bonds." If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Back Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

As of December 31, 2009, approximately 52.6% of the Fund's net assets were invested in lower-rated and comparable quality unrated debt securities The percentage of the Fund's net assets invested in such securities at any given time may vary substantially from this number.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivative instruments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The Fund normally invests in a diversified portfolio of bonds and stocks in the U.S. and abroad.

Portfolio Selection

The Fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
  the experience and strength of the company's management;
  the company's changing financial condition and market recognition of the change;
  the company's sensitivity to changes in interest rates and business conditions; and
  the company's debt maturity schedules and borrowing requirements.

With respect to debt and equity securities in the utilities industry, the manager considers the effects of the regulatory environment on utilities companies.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the Fund's share price. If interest rates rise, the price of the Fund's debt securities will also fall. Because the value of the Fund's holdings fluctuates in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-rated securities.   Junk bonds generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Stocks

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

Interest Rate

When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Utilities industry.   Utility company equity securities, which are generally purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. In general, all utility companies may face additional regulation and litigation regarding emissions from their power plants; increased costs from new or greater regulation of greenhouse gas emissions; and the need to purchase expensive emissions control equipment due to regulations, all of which may lowering their earnings.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and currency devaluations), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater price volatility.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Borrowings may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, borrowings associated with the TALF Program are non-recourse to the Fund, which should limit some of the risks of leverage.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Market

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Prepayment

Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund’s income, yield and its distributions to shareholders. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment, similar or greater potential for losses in a rising interest rate environment, and greater uncertainty and volatility.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been the lead portfolio manager of the Fund since 2002. He joined Franklin Templeton Investments in 1992.

CHARLES B. JOHNSON Chairman of Franklin Resources, Inc.	Mr. Johnson has been a portfolio manager of the Fund since 1989 and has been with Franklin Templeton Investments since 1957.

Mr. Perks has primary responsibility for the investments of the Fund. Subject to the general supervision of Mr. Johnson, Mr. Perks has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Perks may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.45% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.30	$ 17.31	$ 17.36	$ 15.32	$ 15.67
Income from investment operations:[a]
Net investment income[b]	0.86	1.04	0.97	0.89	0.80
Net realized and unrealized gains (losses)	3.01	-5.87	-0.30	1.82	-0.55
Total from investment operations	3.87	-4.83	0.67	2.71	0.25
Less distributions from:
Net investment income	-1.05	-0.83	-0.61	-0.59	-0.55
Net realized gains	—	-0.35	-0.11	-0.08	-0.05
Total distributions	-1.05	-1.18	-0.72	-0.67	-0.60
Net asset value, end of year	$ 14.12	$ 11.30	$ 17.31	$ 17.36	$ 15.32
Total return[c]	35.59%	-29.66%	3.76%	18.24%	1.60%
Ratios to average net assets
Expenses[d]	0.72%	0.72%	0.72%	0.72%	0.73%
Net investment income	6.98%	7.03%	5.52%	5.45%	5.19%
Supplemental data
Net assets, end of year (000’s)	$ 6,114,898	$ 4,944,457	$ 7,429,064	$ 5,109,373	$ 2,865,361
Portfolio turnover rate	42.30%	43.89%	32.11%	25.05%	34.76%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Large Cap Growth Securities Fund

Goal

The Fund’s investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000® Index, at the time of purchase. The Russell 1000 consists of the 1,000 largest companies in the Russell 3000™ Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of its most recently available reconstitution, the market capitalizations of companies in the Russell 100 Index ranged from approximately $829 million to $338 billion. and the median market capitalization was approximately $3.4 billion. The index is reconstituted annually.

Under normal market conditions, the Fund invests predominantly in equity securities. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, it may from time to time have substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications and financial services companies.

Growth companies in which the Fund may invest include those that the manager expects to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains or are trading at valuations that the manager believes are attractive relative to their growth rates. These may include companies that generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund invests predominantly in large-cap companies.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Sector Focus

Although the manager does not expect to concentrate the Fund’s investments in any one sector, it may from time to time allocate more of the Fund’s portfolio holdings to a particular sector. To the extent that the Fund focuses on a particular sector, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Technology companies.   Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Healthcare technology companies.   The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

Electronic technology and technology services companies.   These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Communications companies.   The securities of communications companies may experience more price volatility than those of other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in large capitalization growth companies. The portfolio managers of the team are as follows:

KENT SHEPHERD, CFA Senior Vice President of Advisers	Mr. Shepherd has been a co-lead portfolio manager of the Fund since 1999. He joined Franklin Templeton Investments in 1991.

ALEX PETERS, CFA Vice President of Advisers	Mr. Peters has been a co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

Mr. Shepherd and Mr. Peters, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.75% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.50	$ 17.25	$ 16.47	$ 14.97	$ 14.90
Income from investment operations:[a]
Net investment income[b]	0.09	0.13	0.17	0.13	0.13
Net realized and unrealized gains (losses)	3.00	-5.73	0.87	1.49	0.03
Total from investment operations	3.09	-5.60	1.04	1.62	0.16
Less distributions from:
Net investment income	-0.16	-0.19	-0.13	-0.12	-0.09
Net realized gains	—	-0.96	-0.13	—	—
Total distributions	-0.16	-1.15	-0.26	-0.12	-0.09
Net asset value, end of year	$ 13.43	$ 10.50	$ 17.25	$ 16.47	$ 14.97
Total return[c]	29.73%	-34.53%	6.23%	10.90%	1.06%
Ratios to average net assets
Expenses[d]	1.06%	1.02%	0.99%	1.01%	1.01%
Net investment income	0.78%	0.94%	0.96%	0.86%	0.89%
Supplemental data
Net assets, end of year (000’s)	$ 373,821	$ 328,597	$ 642,351	$ 636,592	$ 510,395
Portfolio turnover rate	71.95%	66.04%	50.67%	50.97%	39.44%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Franklin Large Cap Value Securities Fund

Goal

The Fund’s investment goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, large-cap companies are those that are similar in size to those in the Russell 1000® Index at the time of purchase. That index is designed to measure the 1,000 largest companies based on total market capitalization. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $829 million to $338 billion as of its last reconstitution date and the median market capitalization was approximately $3.4 billion. The index is reconstituted annually. The manager generally expects that the Fund's median market capitalization will exceed the index's median market capitalization. The Fund invests predominantly in equity securities.

The Fund will generally invest in equity securities the Fund's manager believes are undervalued and have the potential for capital appreciation. Common stocks, preferred stocks and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services. Following this strategy, the Fund will invest in companies with, for example:

  Stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company's industry or a company's earnings history
  Recent sharp price declines but the potential for good long-term earnings prospects, in the manager's opinion
  Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

A stock price is undervalued, or is a "value," when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a general market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund employs a bottom-up stock selection process and the manager invests in securities without regard to benchmark comparisons.

The Fund invests predominantly in large-capitalization companies.

Portfolio Selection

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this Fund. As a bottom-up investor concentrating primarily on individual securities, the manager seeks fundamentally sound companies that meet the criteria above and attempts to acquire them at attractive prices, often when they are out of favor with other investors. The manager invests in securities without regard to benchmark comparisons. The manager seeks bargains among the “under researched and unloved,” out of favor companies that offer, in the manager’s opinion, attractive long-term potential such as current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager’s opinion, and companies that are or may be potential turnaround candidates or takeover targets.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of large capitalization companies believed undervalued. The portfolio managers of the team are as follows:

WILLIAM J. LIPPMAN President of Advisory Services

Mr. Lippman assumed the duties of lead portfolio manager in 2007 and has been a portfolio manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. Mr. Lippman has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1988.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services

Mr. Baughman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services

Ms. McGee has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services

Mr. Taylor has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 management fees, before any advance waiver or reduction, were 0.75% of the Fund's average daily net assets. Under a contractual agreement by the investment manager to limit its fees until April 30, 2010, and the requirements that the investment manager reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to the investment manager for its services. The investment manager is required by the Fund's board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 7.54	$ 11.63	$ 11.86	$ 10.37	$ 10.00
Income from investment operations:[b]
Net investment income[c]	0.17	0.19	0.22	0.21	0.14
Net realized and unrealized gains (losses)	1.81	-4.28	-0.25	1.46	0.29
Total from investment operations	1.98	-4.09	-0.03	1.67	0.43
Less distributions from:
Net investment income	-0.16	—	-0.19	-0.15	-0.06
Net realized gains	—	—	-0.01	-0.03	—
Total distributions	-0.16	—	-0.20	-0.18	-0.06
Net asset value, end of year	$ 9.36	$ 7.54	$ 11.63	$ 11.86	$ 10.37
Total return[d]	26.76%	-35.17%	-0.26%	16.19%	4.32%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.38%	1.34%	1.36%	1.41%	1.82%
Expenses net of waiver and payments by affiliates	0.90%	0.90%	0.90%[f]	0.90%[f]	0.90%[f]
Net investment income	2.15%	1.93%	1.82%	1.93%	1.70%
Supplemental data
Net assets, end of year (000’s)	$ 35,892	$ 26,776	$ 37,797	$ 26,069	$ 7,979
Portfolio turnover rate	15.64%	12.92%	15.80%	24.71%	18.79%

a. For the period March 1, 2005 (commencement of operations) to December 31, 2005.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Rising Dividends Securities Fund

Goal

The Fund's investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests predominantly in equity securities, primarily common stock. Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;
  increased dividends substantially (at least 100%) over the last 10 years;
  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);
  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and
  attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor's® 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria.

The Fund may invest in equity securities of any size company. In addition to its investments in large capitalization companies, the Fund may invest a significant to substantial amount of its assets in small capitalization companies (companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase) and mid capitalization companies (companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase). As of the last reconstitution date, the market capitalization range of the Russell 2500 Index was $78 million to $3.9 billion and the market capitalization range of the Russell Midcap Index was $829 million to $12.2 billion. The indexes are reconstituted annually.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund, from time to time, may have significant investments in particular sectors such as financial institutions and health care.

The Fund invests predominantly in investments of companies that have paid rising dividends.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. Please note that the manager employs a bottom-up stock selection process and the Fund will invest in securities without regard to the securities normally comprising the benchmark that the Fund uses for performance comparison purposes.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Health Care Companies   The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments that have paid rising dividends. The portfolio managers of the team are as follows:

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services

Mr. Taylor has been the lead portfolio manager of the Fund since 1996. He has primary responsibility for the investments of the Fund. Mr. Taylor has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Taylor joined Franklin Templeton Investments in 1996.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services

Mr. Baughman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

WILLIAM J. LIPPMAN President of Advisory Services

Mr. Lippman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services

Ms. McGee has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.63% of the Fund's average daily net assets. Advisory Services had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund. With this reduction, the Fund paid 0.62% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 13.72	$ 19.27	$ 20.55	$ 17.84	$ 17.51
Income from investment operations:[a]
Net investment income[b]	0.10[c]	0.31	0.30	0.56[d]	0.24
Net realized and unrealized gains (losses)	2.24	-5.42	-0.79	2.46	0.34
Total from investment operations	2.34	-5.11	-0.49	3.02	0.58
Less distributions from:
Net investment income	-0.20	-0.31	-0.49	-0.21	-0.15
Net realized gains	—	-0.13	-0.30	-0.10	-0.10
Total distributions	-0.20	-0.44	-0.79	-0.31	-0.25
Net asset value, end of year	$ 15.86	$ 13.72	$ 19.27	$ 20.55	$ 17.84
Total return[e]	17.34%	-27.10%	-2.69%	17.12%	3.43%
Ratios to average net assets
Expenses[f]	0.90%	0.86%	0.84%	0.86%	0.87%
Net investment income	0.74%[c]	1.80%	1.47%	2.90%[d]	1.40%
Supplemental data
Net assets, end of year (000’s)	$ 1,371,351	$ 1,286,878	$ 2,079,366	$ 1,981,240	$ 1,423,827
Portfolio turnover rate	16.99%	5.39%	3.29%	6.19%	2.26%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.82%.

d. Net investment income per share includes approximately $0.30 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.32%.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Small Cap Value Securities Fund

Goal

The Fund’s investment goal is long-term total return.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Small-capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

  Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company's industry or a company's earnings history
  Recent sharp price declines but the potential for good long-term earnings prospects, in the manager's opinion
  Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

A stock price is undervalued, or is a "value," when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund invests predominantly in small-cap companies.

Portfolio Selection

The Fund employs a bottom-up stock selection process and the manager invests in securities without regard to benchmark comparisons.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small cap value companies. The portfolio managers of the team are as follows:

WILLIAM J. LIPPMAN President of Advisory Services	Mr. Lippman has been the lead portfolio manager of the Fund since its inception and became a co-lead in 2007. He joined Franklin Templeton Investments in 1988.

Y. DOGAN SAHIN Portfolio Manager of Advisory Services	Mr. Sahin has been a co-lead portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 2001.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services	Mr. Baughman has been a portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services	Ms. McGee has been a portfolio manager of the Fund since its inception. She joined Franklin Templeton Investments in 1988.

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services	Mr. Taylor has been a portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996.

Mr. Lippman and Mr. Sahin, as co-lead portfolio managers of the Fund have primary responsibility for the investments of the Fund. They have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which they may perform these functions, and the nature of these functions, may change from time to time. Mr. Baughman, Ms. McGee and Mr. Taylor provide research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.52% of the Fund's average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.55	$ 17.10	$ 18.79	$ 16.79	$ 15.65
Income from investment operations:[a]
Net investment income[b]	0.12	0.20	0.17	0.13	0.13
Net realized and unrealized gains (losses)	2.81	-5.35	-0.43	2.65	1.23
Total from investment operations	2.93	-5.15	-0.26	2.78	1.36
Less distributions from:
Net investment income	-0.19	-0.18	-0.13	-0.12	-0.12
Net realized gains	-0.52	-1.22	-1.30	-0.66	-0.10
Total distributions	-0.71	-1.40	-1.43	-0.78	-0.22
Net asset value, end of year	$ 12.77	$ 10.55	$ 17.10	$ 18.79	$ 16.79
Total return[c]	29.16%	-33.02%	-2.38%	16.98%	8.77%
Ratios to average net assets
Expenses[d]	0.93%	0.92%	0.89%	0.90%	0.89%
Net investment income	1.04%	1.37%	0.88%	0.72%	0.80%
Supplemental data
Net assets, end of year (000’s)	$ 1,109,855	$ 784,773	$ 1,177,367	$ 1,240,892	$ 1,094,120
Portfolio turnover rate	6.68%	16.98%	16.27%	16.43%[e]	11.03%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Franklin Small-Mid Cap Growth Securities Fund

Goal

The Fund's investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small cap and mid cap companies. Shareholders will be given at least 60 days' advance notice of any change to this policy. Under normal market conditions, the Fund invests predominantly in equity securities.

For this Fund, small capitalization companies are companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase and mid capitalization companies are companies within the market capitalization range of companies in the Russell Midcap™ Index at the time of purchase. The market range of the Russell 2500 Index was $78 million to $3 million reconstitution date. The Indexes are reconstituted annually. Market capitalization is defined as share price multiplied by the number of shares of common stock outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market capitalization exceeds the small or mid cap measures described above.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology, technology services and electronic technology).

In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund invests its assets predominantly in small-cap and mid-cap companies.

Portfolio Selection

The manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth, quality and valuation.  In seeking sustainable growth characteristics, the manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders.  The manager defines quality companies as those with strong and improving competitive positions in attractive markets.  It also believes that important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation, and returns on capital employed.  In assessing value, the manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification. Conversely, to the extent the Fund limits its exposure to certain sectors, such as biotechnology, it may negatively impact the Fund's performance if such sectors experience greater growth than the sectors in which the Fund more heavily invests.

Technology company stocks can be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies. Electronic technology and technology services companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small and mid-cap companies. The portfolio managers of the team are as follows:

EDWARD B. JAMIESON President, Chief Investment Officer and Director of Advisers

Mr. Jamieson has been the lead portfolio manager of the Fund since 2005. He has primary responsibility for the investments of the Fund. Mr. Jamieson has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Jamieson joined Franklin Templeton Investments in 1987.

JAMES CROSS Portfolio Manager of Advisers

Mr. Cross has been a portfolio manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

MICHAEL MCCARTHY Senior Vice President of Advisers

Mr. McCarthy has been a portfolio manager of the Fund since 1995, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.51% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.75	$ 22.91	$ 22.13	$ 20.36	$ 19.43
Income from investment operations:[a]
Net investment income (loss)[b]	-0.13[c]	-0.03	-0.08	-0.06	-0.07
Net realized and unrealized gains (losses)	5.25	-8.77	2.61	1.83	1.00
Total from investment operations	5.12	-8.80	2.53	1.77	0.93
Less distributions from net realized gains	—	-2.36	-1.75	—	—
Net asset value, end of year	$ 16.87	$ 11.75	$ 22.91	$ 22.13	$ 20.36
Total return[d]	43.57%	-42.49%	11.24%	8.69%	4.79%
Ratios to average net assets
Expenses[e]	1.05%	1.01%	0.99%	1.01%	0.99%
Net investment income (loss)	-0.97%[c]	-0.19%	-0.35%	-0.27%	-0.34%
Supplemental data
Net assets, end of year (000’s)	$ 813,480	$ 614,053	$ 1,217,177	$ 1,184,521	$ 1,166,806
Portfolio turnover rate	63.93%	60.12%	66.94%	50.08%	74.39%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.06) per share as a return of capital and capital gain adjustment to previously recorded dividends received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.47)%.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Income Securities Fund

Goals

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among the following general asset classes, and at any given time may have a substantial amount of its assets invested in any one of the classes:

  High yield and investment grade corporate bonds and preferred stocks of issuers located in the U.S. and foreign countries, including emerging market countries
  Developed country (non-U.S.) government and agency bonds
  Emerging market government and agency bonds
  U.S. government and agency bonds
  Mortgage securities and other asset-backed securities
  Floating and variable interest rate investments (which may be issued by corporations or governments and may be asset-backed securities) which are debt securities
  Bank loans and loan participations
  Convertible securities, including bonds and preferred stocks

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. These securities are either rated below investment grade or, if unrated, determined by the Fund’s manager to be of comparable quality. Investment grade debt securities are rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (S&P) and Moody’s Investors Service (Moody's). However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered to be below investment grade. The below-investment grade debt securities the Fund invests in are generally rated at least Caa by Moody’s or CCC by S&P® or are unrated securities the Fund’s manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Floating and variable interest rate investments are debt securities, the rate of interest on which is usually established as the sum of a base lending rate (such as the prime rate of a designated U.S. bank) plus a specified margin.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. In addition to U.S. Treasury notes and bonds, the Fund may also invest in mortgage-backed securities issued by agencies such as Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac), and asset-backed securities such as Small Business Administration obligations (SBA). The timely payment of principal and interest on U.S. Treasury securities and Ginnie Mae pass-through certificates is backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by Fannie Mae, Freddie Mac, and certain other U.S. government-sponsored entities do not carry this guarantee and are backed only by the credit of such agency or instrumentality.

A convertible security is generally a debt obligation or preferred stock of an issuer that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage-backed securities are pass-through securities, which means that they generally provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage loans.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Back Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

For purposes of pursuing its investment goals, the Fund may enter into interest rate and credit related transactions involving certain derivative instruments, including interest rate and credit default swaps and bond futures contracts (including U.S. Treasury futures contracts). The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, durations or credit risks. The Fund may also enter into various other transactions involving derivatives, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposure to selected currencies. The Fund may use any of the above interest rate or credit-related strategies or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors.

By way of example, the manager might use an interest rate futures contract to help protect against a rise in short-term interest rates by taking a long position in a federal funds futures contract that will appreciate when the Federal Reserve increases its overnight lending rate which may adversely affect the value of the Fund’s short-term debt securities holdings. In addition, the manager might use a bond futures contract to help manage the interest rate risk and duration of the Fund’s portfolio – for example, the Fund could purchase 10 year U.S. Treasury futures contracts to increase the Fund’s sensitively to longer term interest rates. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”). The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets. Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations, credit default swaps on corporate debt or bank loan obligations.

The Fund invests primarily to predominantly in U.S. and foreign debt securities.

Portfolio Selection

The Fund uses an active asset allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the manager's assessment of changing economic, global market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

The Fund's ability to achieve its investment goals depends in part upon the manager's skill in determining the Fund's asset allocation mix and sector weightings. There can be no assurance that the manager's analysis of the outlook for the economy and the business cycle will be correct.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market fund shares, U.S. government securities, high-grade commercial paper, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Changes in global interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the debt securities in the Fund's portfolio will fall, which may cause the Fund's share price to fall. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

When interest rates rise, fixed-rate debt security prices generally fall. While the opposite is also true, that debt security prices generally rise when interest rates fall, this may be less true for mortgage securities held by the Fund since homeowners may refinance their mortgages when interest rates fall, thus limiting the upside potential of the mortgage securities. In general, securities with longer maturities are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Decreases in interest rates may reduce the income the Fund receives from floating or variable interest rate investments.

Current Credit Market Conditions

The fixed-income and credit markets have recently experienced a period of extreme volatility which has negatively and substantially impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns expanded to include a broad range of mortgage- and asset-backed and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, debt instruments have experienced greater illiquidity, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events may have an adverse effect on price of the securities held by the Fund.

Credit

An issuer of debt securities, including a governmental issuer, may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Issuers of high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Loan risk.   Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. If the Fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

U.S. government securities.   Although many U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Call

A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Currency management strategies.   Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Credit-Linked Securities

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the manager to utilize derivatives when it wishes to do so.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Borrowings may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, borrowings associated with the TALF Program are non-recourse to the Fund, which should limit some of the risks of leverage.

Floating Rate Corporate Loans

The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund’s shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

ERIC G. TAKAHA, CFA Senior Vice President of Advisers

Mr. Takaha has been the lead portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. Mr. Takaha has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Takaha joined Franklin Templeton Investments in 1989.

CHRISTOPHER J. MOLUMPHY, CFA Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio assessment. He joined Franklin Templeton Investments in 1988.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 management fees, before any reductions, were 0.36% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.35% of its average net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.41	$ 12.60	$ 12.56	$ 12.27	$ 12.78
Income from investment operations:[a]
Net investment income[b]	0.66	0.65	0.69	0.65	0.61
Net realized and unrealized gains (losses)	1.91	-1.96	0.05	0.31	-0.44
Total from investment operations	2.57	-1.31	0.74	0.96	0.17
Less distributions from:
Net investment income and net foreign currency gains	-0.93	-0.85	-0.66	-0.59	-0.58
Net realized gains	—	-0.03	-0.04	-0.08	-0.10
Total distributions	-0.93	-0.88	-0.70	-0.67	-0.68
Net asset value, end of year	$ 12.05	$ 10.41	$ 12.60	$ 12.56	$ 12.27
Total return[c]	25.75%	-11.24%	5.91%	8.24%	1.46%
Ratios to average net assets
Expenses[d]	0.83%	0.86%	0.87%	0.87%	0.91%
Net investment income	5.88%	5.58%	5.47%	5.26%	4.96%
Supplemental data
Net assets, end of year (000’s)	$ 68,240	$ 33,155	$ 24,613	$ 11,753	$ 19,514
Portfolio turnover rate	56.19%	47.68%	46.88%	47.88%	40.56%
Portfolio turnover rate excluding mortgage dollar rolls[e]	56.19%	47.68%	46.43%	44.58%	40.07%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton VIP Founding Funds Allocation Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Principal Investment Policies and Practices

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in a combination of Class 1 shares of the Franklin Income Securities Fund (33 1/2%), Mutual Shares Securities Fund (33 1/2%) and Templeton Growth Securities Fund (33 1/2%) (underlying funds). The Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The administrator rebalances the Fund’s investments in the underlying funds periodically and may recommend to the Fund’s Board additional or different underlying funds for investment (without the approval of shareholders). The investment policies of the underlying funds are summarized in the section below entitled "Information about the Underlying Funds."

The Fund seeks to maintain equal investments in each of the three underlying funds.

The Fund invests in three other series of the Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

Rebalancing and Fund Performance

The investment results of the underlying funds will vary. Because of this, the Fund's administrator will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations. Also, the performance and income distributions of the Fund will differ from the performance and income distributions of the underlying funds as a result of the small variations in the Fund's allocations and any cash it holds, as well as Fund expenses.

Commodity Exchange Act Exclusion

The Fund and the underlying funds have each claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager of an underlying fund believes that market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or nearly all of the underlying fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations and money market fund shares. In these circumstances, the underlying fund may be unable to pursue its investment goal and the Fund may be unable to pursue its investment goal with respect to the portion of its assets invested in such underlying fund.

Information about the Underlying Funds

Franklin Income Securities Fund   The fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in debt and equity securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. It seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, financials, energy, healthcare and telecommunications. The fund may also invest in convertible securities, including enhanced convertible securities and synthetic convertible securities. It may invest up to 100% of its assets in debt securities that are either rated below investment grade or, if unrated, determined by the fund's manager to be of comparable quality, either directly or through depositary receipts, and may invest in forward currency contracts. The fund may invest a portion of its assets in foreign securities. It ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs). The fund may also invest a small portion of its assets in secured and unsecured corporate bank loans and loan participations.

Mutual Shares Securities Fund   The fund's principal investment goal is capital appreciation and its secondary goal is income. Under normal market conditions, the fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the fund invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. It invests the equity portion of its portfolio primarily to predominantly in companies with market capitalization values greater than $5 billion. It also may invest a portion or significant amount of its assets in small capitalization companies. While the fund generally purchases securities for investment purposes, its manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit. The fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. The fund may attempt to hedge against market risk using a variety of derivatives. The Fund may also engage from time to time in an "arbitrage" strategy.

Templeton Growth Securities Fund   The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets and in depositary receipts. It may from time to time have significant investments in particular countries or in particular sectors. In addition to its main investments, depending upon current market conditions, the fund may invest a portion of its net assets in debt securities of companies and governments located anywhere in the world. In order to increase income to the fund, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

Risks of Investing in the Underlying Funds

The value of an investment in the Fund is based primarily on the performance of the underlying funds. Because the prices of the underlying funds' securities fluctuate with market conditions (the range of fluctuation depends upon the types of securities an underlying fund owns and the markets in which it trades) the value of your investment will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Because the Fund invests in underlying funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term. These price movements may result from factors affecting individual companies or industries or the securities market as a whole.  A slower growth or recessionary economic environment, can cause the stock prices of various stocks held by an underlying fund to decline.

Value Style Investing

Certain underlying funds may use a value style of investing. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. A value manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster-growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Foreign Securities

Each Fund will indirectly be subject to the following risks to the extent that an underlying fund invests in foreign securities. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   An underlying fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Credit

An issuer of securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Interest Rate

Because the Fund invests in underlying funds that invest in debt securities, the Fund’s investments are subject to interest rate risk.  Interest rate changes can be sudden and unpredictable.  An underlying fund’s distributions to its shareholders may decline when interest rates fall, since an underlying fund can only distribute what it earns.  Debt securities tend to lose market value when interest rates rise and increase in value when interest rates decline.  In general, securities with longer maturities or lower coupons are more sensitive to these rate changes.  Increases in interest rates also may have an adverse effect on the issuers in which an underlying fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when an underlying fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Risk Arbitrage Securities and Distressed Companies

The Mutual Shares Securities Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are those of companies that are involved in restructuring such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the manager believes are cheap relative an economically similar security of another or the same company. A merger, tender or exchange offer, or other corporate restructuring proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Convertible Securities

Underlying funds, particularly the Franklin Income Securities Fund, may invest in convertible securities.  The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

Derivative Investments

To the extent an underlying fund participates in the following derivative transactions: option transactions, foreign currency exchange transactions, futures contracts, swap agreements and collateralized mortgage obligations, its investment may involve a small investment relative to the amount of risk assumed. Derivative securities involve cost and may be volatile. To the extent the underlying fund enters into these transactions, their successful use will depend on the underlying funds manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates.

Hedging Instruments

Underlying funds, in particular the Mutual Shares Securities Fund, may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager's opinion, it would be advantageous. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold.

Underlying funds, in particular the Mutual Shares Securities Fund, may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depends, at least in part, on the value and performance of an underlying asset. An underlying fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent an underlying fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss on any premium paid to enter into the transaction, delivery failure or default by any other party, or inability to close out its position because the trading market becomes illiquid.

Sector Focus

Although the underlying funds do not currently concentrate their investments in any one sector, each underlying fund may from time to time have significant investments in particular countries or in particular sectors. To the extent that an underlying fund has significant investments in one or a few sectors or countries, the underlying fund, and the Fund, will be subject to more risk than a fund that maintains broad sector and country diversification.

Securities Lending

Underlying funds may lend securities.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Administration

Franklin Templeton Services, LLC (FT Services), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's administrator. FT Services is a wholly owned subsidiary of Templeton Worldwide, Inc., which is a wholly owned subsidiary of Franklin Resources, Inc.

Fund Administration Agreement and Services

Under the Fund Administration Agreement, FT Services provides certain administrative services and facilities for the Fund. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports and monitoring compliance with regulatory requirements. FT Services also monitors the percentage of the Fund's assets allocated to the underlying funds and seeks to rebalance the Fund's portfolio whenever the percentage of assets allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage.

FT Services may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc. (Advisers), in monitoring the underlying funds and the Fund's investment in the underlying funds. FT Services makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

The Fund does not receive rule 12b-1 service or distribution fees from any of the underlying funds in connection with its investments in them.

T. ANTHONY COFFEY, CFA Vice President of Advisers	Mr. Coffey oversees the rebalancing process on behalf of FT Services. He joined Franklin Templeton Investments in 1989.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund's SAI provides additional information about Mr. Coffey's compensation, other accounts he manages or oversees and his ownership of Fund shares.

Administration Fees

For the fiscal year ended December 31, the Fund paid FT Services a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services.

The Fund, as a shareholder in the underlying funds, indirectly bears its proportionate share of any management fees and other expenses paid by the underlying funds. The investment manager and the management fee of each of the underlying funds, based on each underlying fund's average net assets for the fiscal year ended December 31, are listed below:

Underlying Fund	Manager	Annual Fee Rate
Franklin Income Securities Fund	Advisers	0.45%
Mutual Shares Securities Fund	Franklin Mutual Advisers, LLC	0.60%
Templeton Growth Securities Fund	Templeton Global Advisors, Limited	0.74%

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 5.61	$ 9.31	$ 10.00
Income from investment operations:[b]
Net investment income (loss)c, [d]	0.26	0.27	-0.03
Net realized and unrealized gains (losses)	1.44	-3.63	-0.66
Total from investment operations	1.70	-3.36	-0.69
Less distributions from:
Net investment income	-0.17	-0.17	—
Net realized gains	—	-0.17	—
Total distributions	-0.17	-0.34	—
Net asset value, end of year	$ 7.14	$ 5.61	$ 9.31
Total return[e]	30.25%	-35.87%	-6.90%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.37%	0.38%	0.66%
Expenses net of waiver and payments by affiliates[g]	0.35%	0.38%	0.66%
Net investment income (loss)[d]	3.91%	3.56%	-0.66%
Supplemental data
Net assets, end of year (000’s)	$ 474,176	$ 338,320	$ 131,710
Portfolio turnover rate	4.23%	22.09%	0.04%

a. For the period July 2, 2007 (commencement of operations) to December 31, 2007.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70%.or the year ended December 31, 2009.

Franklin U.S. Government Fund

Goal

The Fund’s investment goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests primarily in fixed and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

In addition to Ginnie Maes, the Fund may invest in mortgage-backed and other securities issued or guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), or other U.S. government-sponsored entities. The Fund also may invest in U.S. government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority (TVA). Finally, the Fund may invest in U.S. Treasury bonds, notes and bills. Securities issued or guaranteed by Fannie Mae, Freddie Mac, TVA and certain other U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

Debt securities in which the Fund invests may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the Fund are typically those which are issued or created by the U.S. government or its agencies, where the interest coupons have been "stripped off" a bond and the rights to principal and interest payments are sold separately.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may acquire securities on a "when-issued," "delayed delivery" or "to-be-announced" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

The Fund may also invest in repurchase agreements collaterailized by U.S. government securities.

In addition, the Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale. The Fund will invest only in covered mortgage dollar rolls, meaning that the Fund establishes a segregated account with liquid securities equal in value to the securities it will repurchase.

The Fund invests predominantly in U.S. government securities.

Portfolio Selection

The manager generally buys, and holds, high quality income securities. Using this straightforward approach, the manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. If rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, which may reduce the Fund's income and yield. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall though this may be less true for Ginnie Maes since homeowners may refinance their mortgages when interest rates fall, thus limiting the potential of the Finnie Maes to appreciate in value. Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In general, securities with longer maturities usually are more sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

Mortgage-Backed Securities

Mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgages or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases, for example, as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund’s income. For this reason, mortgage-backed securities generally are less effective than other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than some other investments with similar maturities. A reduction in the anticipated rate of principal payments, which is most likely to occur during periods of rising interest rates, typically will increase the effective maturity of mortgage-backed securities. This makes them more susceptible than other debt securities to a decline in market value when interest rates rise. Issuers may also have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Credit

Although many U.S. government-sponsored entities, such as Fannie Mae, Freddie Mac and the Tennessee Valley Authority, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund's portfolio and increase the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the Fund's portfolio turnover rate.

When-Issued, Delayed Delivery and To-Be-Announced Purchases

Purchases of securities on a when-issued, delayed delivery or to-be-announced basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by the following dedicated professional focused on investments in U.S. government securities:

PAUL W. VARUNOK Portfolio Manager of Advisers

Mr. Varunok has been the portfolio manager of the Fund since 2004. He has primary responsibility for the investments of the Fund. Mr. Varunok has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

PATRICK KLEIN, PH.D Research Analyst of Advisers

Mr. Klein has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.49% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 12.99	$ 12.71	$ 12.52	$ 12.59	$ 12.84
Income from investment operations:[a]
Net investment income[b]	0.47	0.54	0.57	0.55	0.50
Net realized and unrealized gains (losses)	-0.08	0.38	0.22	-0.07	-0.20
Total from investment operations	0.39	0.92	0.79	0.48	0.30
Less distributions from net investment income	-0.51	-0.64	-0.60	-0.55	-0.55
Net asset value, end of year	$ 12.87	$ 12.99	$ 12.71	$ 12.52	$ 12.59
Total return[c]	3.09%	7.59%	6.61%	4.02%	2.40%
Ratios to average net assets
Expenses	0.78%	0.78%[d]	0.78%[d]	0.79%[d]	0.77%[d]
Net investment income	3.66%	4.29%	4.58%	4.42%	3.93%
Supplemental data
Net assets, end of year (000’s)	$ 557,809	$ 450,603	$ 379,386	$ 374,323	$ 379,662
Portfolio turnover rate	27.51%	17.06%	27.50%	23.46%	21.46%
Portfolio turnover rate excluding mortgage dollar rolls[e]	27.51%	17.06%	27.50%	23.46%	15.62%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. See Note 1(d) regarding mortgage dollar rolls.

Franklin Zero Coupon Fund - maturing in December 2010

Goal

The Fund’s investment goal is to provide as high an investment return as is consistent with capital preservation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in zero coupon debt securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Of course, as the Fund approaches its Target Date (see "Maturity," below), its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents, in addition, certain other categories of investments the Fund holds may constitute a greater portion of Fund assets than previously.

The Fund may invest some or all of its assets in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, its agencies or authorities or U.S. government-sponsored enterprises. These may include, among others, the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Small Business Administration (SBA), the Resolution Trust Corporation (RTC), and the Tennessee Valley Authority (TVA). Securities issued or guaranteed by these and other U.S. government-sponsored enterprises are generally not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

When the Fund invests in other than stripped U.S. Treasury securities, the bonds will be rated at least "A" by independent rating organizations such as Standard & Poor’s or Moody’s Investors Service or, if unrated, securities determined by the manager to be of comparable quality. The Fund also may invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.

The Fund may invest a portion of its assets in money market instruments for purposes of providing income for expenses, redemption payments, and cash dividends and for managing the Fund in anticipation of its Target Date. As the Fund approaches its Target Date, it is likely that the portion of the Fund invested in money market instruments will increase.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond’s interest coupons from the obligation to repay principal. A "coupon" strip is, in essence, a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing predominantly in zero coupon debt securities.

Portfolio Selection

In selecting investments for the Fund, the manager seeks to keep the average duration of the Fund to within twelve months of its maturity Target Date (see "Maturity," below). Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Under normal market conditions, by balancing investments with slightly longer and shorter durations, the manager seeks to reduce its unknown "reinvestment risk." Since the Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, or is managing the Fund in anticipation of its Target Date (see the next paragraph below), it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Maturity

The Fund matures on the third Friday of December of 2010 (Target Date). On the Fund's Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

If Fund shares are redeemed prior to the maturity of the Fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Fund may not be appropriate for contract owners who do not plan to invest for the long term or until maturity.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall though this may be less true for Ginnie Maes since homeowners may refinance their mortgages when interest rates fall, thus limiting the potential of the Finnie Maes to appreciate in value. Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In general, securities with longer maturities usually are more sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

Liquidity

Liquidity risk exists when particular securities are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Credit

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Debt securities rated “A” by the rating organizations are regarded as having an adequate capacity to pay principal and interest but are vulnerable to adverse economic conditions and have some speculative characteristics.

U.S. Government-Sponsored Entities.   A variety of U.S. government-sponsored entities, such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, issue securities in which the Fund may invest. Although such entities may be chartered or sponsored by Acts of Congress, they are not funded by Congressional appropriations; and their securities are neither issued nor guaranteed by the U.S. Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, their securities are supported only by the credit of the government-sponsored entity, standing alone. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so. the U.S. Department of Treasury, however, has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Portfolio Turnover

Because the Fund is approaching its Target Date, the Fund's portfolio turnover rate may be higher than in past years. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for sales of securities.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in zero coupon debt securities. The portfolio managers of the team are as follows:

KENT BURNS, CFA Portfolio Manager of Advisers

Mr. Burns has been the lead portfolio manager of the Fund since 2002. He has primary responsibility for the investments of the Fund. Mr. Burns has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1994.

PAUL W. VARUNOK Portfolio Manager of Advisers

Mr. Varunok has been a portfolio manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.60% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 16.61	$ 16.22	$ 15.72	$ 15.96	$ 16.43
Income from investment operations:[a]
Net investment income[b]	0.70	0.74	0.73	0.73	0.76
Net realized and unrealized gains (losses)	-0.68	0.39	0.53	-0.37	-0.54
Total from investment operations	0.02	1.13	1.26	0.36	0.22
Less distributions from:
Net investment income	-0.70	-0.74	-0.76	-0.60	-0.68
Net realized gains	—	—	—	—	-0.01
Total distributions	-0.70	-0.74	-0.76	-0.60	-0.69
Net asset value, end of year	$ 15.93	$ 16.61	$ 16.22	$ 15.72	$ 15.96
Total return[c]	0.15%	7.23%	8.41%	2.39%	1.32%
Ratios to average net assets
Expenses	0.91%	0.93%	0.91%[d]	0.92%[d]	0.94%
Net investment income	4.34%	4.49%	4.69%	4.64%	4.68%
Supplemental data
Net assets, end of year (000’s)	$ 12,789	$ 17,392	$ 17,424	$ 25,982	$ 24,040
Portfolio turnover rate	1.55%	10.39%	4.49%	2.00%	—%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

Mutual Global Discovery Securities Fund

Goals

The Fund’s investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio primarily to predominantly in mid and large capitalization companies with the remaining portion of its equity portfolio in smaller companies. For these purposes, mid and large capitalization companies are considered to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) greater than $1.5 billion.

While the Funds generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes a Fund may benefit.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign investments, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion of its assets in securities of emerging market countries.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund invests primarily to predominantly in equity securities of U.S. and foreign companies the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Debt securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited (FTIML), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund' s sub-advisor. Investment Management provides Franklin Mutual with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

PETER LANGERMAN Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman has been a co-lead portfolio manager since 2009. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

PHILIPPE BRUGERE-TRELAT Executive Vice President of Franklin Mutual	Mr. Brugere-Trelat has been a co-lead portfolio manager of the Fund since 2009. He joined Franklin Templeton Investments in 2004. Previously, he was president and portfolio manager of Eurovest.

As co-lead portfolio managers of the Fund, Mr. Langerman and Mr. Brugere-Trelat have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 15.85	$ 23.69	$ 21.73	$ 18.60	$ 16.25
Income from investment operations:[a]
Net investment income[b]	0.14[c]	0.32	0.40	0.43	0.19
Net realized and unrealized gains (losses)	3.50	-6.84	2.18	3.68	2.38
Total from investment operations	3.64	-6.52	2.58	4.11	2.57
Less distributions from:
Net investment income	-0.20	-0.46	-0.34	-0.22	-0.22
Net realized gains	-0.48	-0.86	-0.28	-0.76	—
Total distributions	-0.68	-1.32	-0.62	-0.98	-0.22
Net asset value, end of year	$ 18.81	$ 15.85	$ 23.69	$ 21.73	$ 18.60
Total return[d]	23.31%	-28.45%	11.85%	23.06%	15.97%
Ratios to average net assets
Expensese, [f]	1.31%	1.23%	1.22%	1.28%	1.28%
Expenses - excluding dividend expense on securities sold short[f]	1.22%	1.22%	1.22%	1.25%	1.25%
Net investment income	0.82%[c]	1.57%	1.71%	2.19%	1.12%
Supplemental data
Net assets, end of year (000’s)	$ 1,309,852	$ 1,113,720	$ 1,867,484	$ 1,365,575	$ 811,975
Portfolio turnover rate	43.35%	22.76%	28.20%	19.83%	22.94%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.01%. See Note 7.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

f. Benefit of expense reduction rounds to less than 0.01%.

Mutual International Securities Fund

Goals

The Fund's principal investment goal is capital appreciation, which may occasionally be short term. Its secondary goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of non-U.S. issuers.  The manager focuses the Fund’s investments on securities believed to be available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. The Fund may invest the remaining portion of its equity investments in smaller companies.

The Fund invests primarily in securities of Asian and European companies that the manager believes are undervalued.

The Fund defines Asian companies as issuers (i) organized under the laws of, or (ii) the principal business operations of which are located in, or (iii) that earn at least 50% of their revenue from, Asian countries. For purposes of the Fund’s investments, Asian countries means Australia, China (including Hong Kong and Taiwan), Japan, New Zealand, North Korea, South Korea and all of the countries that are members of the Association of Southeast Asian Nations. Some of these countries are considered to be emerging market countries. The Fund currently intends to make its investments in Asian issuers primarily in securities of those in more developed markets such as Australia, Hong Kong, Japan,New Zealand, South Korea, Singapore and Taiwan.

The Fund defines European companies as issuers (i) organized under the laws of, or (ii) whose principal business operations are located in, or (iii) who earn at least 50% of their revenue from, European countries. For purposes of the Fund's investments, European countries means all of the countries that are members of the European Union, the United Kingdom, Scandinavia, Eastern and Western Europe, and those regions of Russia and the former Soviet Union that are considered part of Europe. The Fund currently intends to make its investments in European issuers primarily in securities of issuers in Western Europe and Scandinavia.

The Fund normally invests in securities from at least five different countries although, from time to time, it may invest all of its assets in issuers in a single country. The Fund also may invest up to 20% of its total assets in securities of U.S. issuers, and securities of issuers from the Middle East and the remaining regions of the world.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund's investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities (sometimes called "junk bonds"), comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, in addition to generating income.

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund invests primarily in securities of Asian and European companies that the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund's assets invested in cash, direct or indirect U.S. and non-U.S. government or agency issued securities, or high quality short-term, money market instruments or corporate debt, when the manager believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary or desirable to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below what is believed to be their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors or seeks to maintain liquidity, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner in U.S. or non-U.S. dollar denominated short-term investments, including cash and/or the cash equivalents described above. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and foreign securities traded on U.S. markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund will employ various strategies to hedge a particular currency, but there is no assurance that any such hedging strategy would reduce rather than increase the Fund’s risk. Restrictions on currency trading that may be imposed by developing market countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Region.   Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the Asian and European regions and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in Asian and European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings.

Limited markets.

Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Junk bonds and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Derivative Instruments

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts, where available and when, in the manager's opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively "currency contracts") may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund's use of a currency hedging program will result in lower returns than if no currency hedging program were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Short Sales

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lending broker may request the borrowed stocks be returned to it on short notice, at a time when, in order to return them, the Fund may have to buy the borrowed stocks at an unfavorable price. If this occurs at a time when other short sellers of the same stock also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale by buying borrowed stocks at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of undervalued securities in Asian and European countries. The portfolio managers of the team are as follows:

PHILIPPE BRUGERE-TRELAT Executive Vice President of Franklin Mutual

Mr. Brugere-Trelat has been a co-lead portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 2004. Previously, he was president and portfolio manager of Eurovest.

ANDREW SLEEMAN, CFA Portfolio Manager of Franklin Mutual

Mr. Sleeman has been a co-lead portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 2007. Previously, he was with Fox-Pitt, Kelton, a financials specialist firm, where he focused on international financial equities. Prior to that, he worked in international equities at BNP Paribas. He also worked in Australia in the fixed income division of JP Morgan Investment Management.

The portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. The fee is equal to an annual rate of:

  0.80% of the value of net assets up to and including $4 billion;
  0.77% of the value of net assets over $4 billion up to and including $7 billion;
  0.75% of the value of net assets over $7 billion up to and including $10 billion; and
  0.73% of the value of net assets over $10 billion.
A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Period Ended December 31, 2009[a]
Per share operating performance(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations:[b]
Net investment income[c]	0.08
Net realized and unrealized gains (losses)	2.30
Total from investment operations	2.38
Less distributions from:
Net investment income	-0.13
Net realized gains	-0.43
Total distributions	-0.56
Net asset value, end of period	$ 11.82
Total return[d]	23.91%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliatesf, [g]	8.61%
Expenses net of waiver and payments by affiliatesf, [g]	1.21%
Expenses - excluding dividend expense on securities sold short:
Expenses before waiver and payments by affiliate[f]	8.60%
Expenses net of waiver and payments by affiliates[f]	1.20%
Net investment income	1.27%
Supplemental data
Net assets, end of period (000’s)	$ 1,182
Portfolio turnover rate	41.84%

a. For the period June 15, 2009 (commencement of operations) to December 31, 2009.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

Mutual Shares Securities Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies.

While the Fund generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund invests primarily in U.S. and foreign equity securities of companies the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Debt securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Derivative Securities

The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. Some derivatives are particularly sensitive to changes in interest rates. Futures, forward contracts, swaps and options contracts are considered derivative investments since their value depends on the value or performance of an underlying asset or reference instrument. Derivative investments involve costs, may be volatile and may involve a small investment relative to the risk assumed. Their successful use may depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates. The risk of loss to the Fund for a swap transaction on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive; if the Fund is obligated to pay the net amount, the Fund's risk of loss is limited to the net amount.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

PETER LANGERMAN Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman assumed the duties of lead portfolio manager of the Fund when he rejoined Franklin Templeton Investments in 2005 and became a co-lead portfolio manager in 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

F. DAVID SEGAL Portfolio Manager of Franklin Mutual

Mr. Segal assumed the duties of co-lead portfolio manager with Mr. Langerman in 2007 and had been a portfolio manager of the Fund since joining Franklin Templeton Investments in 2002. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

DEBBIE TURNER, CFA Portfolio Manager of Franklin Mutual	Ms. Turner has been a portfolio manager of the Fund since 2001 and has been with Franklin Templeton Investments since 1996.

As co-lead portfolio managers of the Fund, Mr. Langerman and Mr. Segal have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Turner provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For fiscal year ended December 31, 2009 the Fund paid 0.60% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.78	$ 20.19	$ 20.46	$ 18.18	$ 16.64
Income from investment operations:[a]
Net investment income[b]	0.20[c]	0.32	0.48	0.34	0.29
Net realized and unrealized gains (losses)	2.85	-7.49	0.31	2.84	1.46
Total from investment operations	3.05	-7.17	0.79	3.18	1.75
Less distributions from:
Net investment income	-0.25	-0.51	-0.31	-0.25	-0.15
Net realized gains	—	-0.73	-0.75	-0.65	-0.06
Total distributions	-0.25	-1.24	-1.06	-0.90	-0.21
Net asset value, end of year	$ 14.58	$ 11.78	$ 20.19	$ 20.46	$ 18.18
Total return[d]	26.05%	-37.11%	3.48%	18.38%	10.55%
Ratios to average net assets
Expensese, [f]	1.03%	0.98%	0.97%	1.06%	1.03%
Expenses - excluding dividend expense on securities sold short[f]	0.97%	0.98%	0.97%	0.99%	0.99%
Net investment income	1.60%[c]	1.91%	2.33%	1.77%	1.72%
Supplemental data
Net assets, end of year (000’s)	$ 3,953,435	$ 3,303,761	$ 5,925,551	$ 5,140,878	$ 3,596,889
Portfolio turnover rate	49.33%	44.11%	41.73%[g]	19.75%	19.59%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Net investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.83%. See Note 7.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Templeton Developing Markets Securities Fund

Goal

The Fund's investment goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

Emerging markets (also known as "developing markets") investments generally include equity securities that trade in such markets or are issued by companies that derive at least 50% of total revenue from goods or services produced, or sales made, or that have their principal activities or considerable assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries. The Fund may also invest up to 15% of its net assets in illiquid securities.

An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services. The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation. The Fund may also invest up to 10% of its total assets in shares of exchange-traded funds to gain exposure to certain segments of the equity markets while maintaining liquidity. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, such as oil and gas, metals and mining, energy, commodity companies, financial institutions and utilities.

The Fund invests predominantly in emerging market investments.

Portfolio Selection

The manager's investment philosophy is "bottom-up," value-oriented, and long-term, focusing on the market price of a company's securities relative to the manager's evaluation of the company's potential long-term (typically five years) earnings, asset value and cash flow potential. In choosing investments, the Fund's manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered. The manager invests in securities without regard to benchmark comparisons.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by affiliates of the manager, short-term U.S. and foreign government securities, short-term high grade commercial paper, bank obligations, and repurchase agreements denominated in the currency of any nation. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Developing market countries.   The Fund's investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

  Political and social uncertainty (for example, regional conflicts and risk of war)
  Currency exchange rate volatility
  Pervasiveness of corruption and crime
  Delays in settling portfolio transactions
  Risk of loss arising out of systems of share registration and custody
  Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets which are generally considered to be liquid may become illiquid for short or extended periods.
  Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.
  Currency and capital controls
  Inflation, deflation or currency devaluation
  Greater sensitivity to interest rate changes

All of these factors make prices of securities of developing market companies generally more volatile than equity securities of companies in developed markets, and increase the risk of loss to the Fund.

The definition of developing market countries or companies as used in this prospectus may differ from the definition of the same terms as used in other Franklin Templeton fund prospectuses.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard, #38-03, Suntec Tower 1, Singapore 038987, is the Fund's investment manager. Asset Management has a branch office in Hong Kong.

The Fund is managed by a team of dedicated professionals focused on investments in emerging or developing market securities. The portfolio managers of the team are as follows:

MARK MOBIUS PH.D. Managing Director of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

TOM WU Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

DENNIS LIM Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 1.25% of the Fund's average daily net assets. Asset Management had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund. With this reduction, the Fund paid 1.24% of its average daily net assets to Asset Management for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.04	$ 15.99	$ 13.79	$ 10.90	$ 8.67
Income from investment operations:[a]
Net investment income[b]	0.11	0.15	0.27	0.20	0.14
Net realized and unrealized gains (losses)	3.98	-7.33	3.49	2.82	2.21
Total from investment operations	4.09	-7.18	3.76	3.02	2.35
Less distributions from:
Net investment income	-0.32	-0.33	-0.35	-0.13	-0.12
Net realized gains	-0.03	-2.44	-1.21	—	—
Total distributions	-0.35	-2.77	-1.56	-0.13	-0.12
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 9.78	$ 6.04	$ 15.99	$ 13.79	$ 10.90
Total return[d]	72.59%	-52.70%	28.78%	28.09%	27.43%
Ratios to average net assets
Expenses[e]	1.70%	1.77%	1.73%	1.72%	1.78%
Net investment income	1.39%	1.27%	1.82%	1.68%	1.52%
Supplemental data
Net assets, end of year (000’s)	$ 435,947	$ 264,186	$ 1,090,549	$ 857,514	$ 650,646
Portfolio turnover rate	56.58%[f]	75.11%[f]	98.32%	53.65%	31.24%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

Templeton Foreign Securities Fund

Goal

The Fund's investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion and may invest a portion to a significant amount in smaller companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The Fund, from time to time, may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

Depending upon current market conditions, the Fund may invest in debt securities of countries and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

The Fund invests predominantly in issuers located outside the U.S., including those in emerging markets.

Portfolio Selection

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by the manager or its affiliates, or short-term debt securities. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Depositary Receipts are subject to many of the same risks as an investment in stocks. Global and European Depositary Receipts are also subject to foreign securities risks, including currency exchange rate risk.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Interest Rate

To the extent the Fund invests in debt securities, when interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on global investments of issuers outside the U.S. The portfolio managers of the team are as follows:

PETER A. NORI, CFA Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

Mr. Nori has been the lead portfolio manager of the Fund since 1999. He has primary responsibility for the investments of the Fund. Mr. Nori has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Nori joined Franklin Templeton Investments in 1987.

TINA SADLER, CFA Vice President / Portfolio Manager - Research Analyst of Investment Counsel

Ms. Sadler has been a portfolio manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

GARY P. MOTYL, CFA President of Investment Counsel

Mr. Motyl has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1981.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Investment Counsel a fee for managing the Fund's assets. For fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.64% of the Fund's average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.63% of its average daily net assets to Investment Counsel for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.76	$ 20.25	$ 18.73	$ 15.63	$ 14.35
Income from investment operations:[a]
Net investment income[b]	0.22	0.40	0.38	0.40	0.26
Net realized and unrealized gains (losses)	3.34	-7.89	2.44	2.91	1.19
Total from investment operations	3.56	-7.49	2.82	3.31	1.45
Less distributions from:
Net investment income	-0.39	-0.39	-0.40	-0.21	-0.17
Net realized gains	-0.48	-1.61	-0.90	—	—
Total distributions	-0.87	-2.00	-1.30	-0.21	-0.17
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 13.45	$ 10.76	$ 20.25	$ 18.73	$ 15.63
Total return[d]	37.04%	-40.38%	15.46%	21.44%	10.17%
Ratios to average net assets
Expenses[e]	1.03%	1.02%	1.00%	1.00%	1.02%
Net investment income	2.03%	2.57%	1.97%	2.38%	1.78%
Supplemental data
Net assets, end of year (000’s)	$ 2,010,268	$ 1,702,038	$ 3,255,154	$ 2,941,374	$ 2,232,990
Portfolio turnover rate	22.50%	18.27%	26.74%	18.97%[f]	14.61%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

f. Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Templeton Global Bond Securities Fund

Goals

The Fund’s investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds. Shareholders will be given at least 60 days' advance notice of any change to this policy. "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures.

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest without limits in emerging markets.

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options), and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) and options on such contracts, swap agreements (which may include interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors. By way of example, when the manager believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Fund may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Fund may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the market. In addition, the Fund may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Fund and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund invests mainly in debt securities of governments, government agencies and companies located around the world, including a significant amount in emerging markets.

Portfolio Selection

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, short-term bank time deposits, bankers' acceptances and money market fund shares. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities, to maintain liquidity or to segregate on the Fund's books in connection with its forward currency, currency or interest rate futures positions. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund normally invests because they may find it difficult to make interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Currency management strategies.   Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Credit

An issuer of bonds may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Issuers issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the manager to utilize derivatives when it wishes to do so.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification

The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer and invest in a smaller number of issuers overall than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

Portfolio Turnover

The manager may rebalance the Fund’s portfolio from time to time to keep interest rate risk, country allocations, and bond maturities at desired levels, which may cause the Fund’s portfolio turnover rate to be high. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

MICHAEL HASENSTAB PH.D. Senior Vice President of Advisers

Dr. Hasenstab has been the portfolio manager of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.47% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.10	$ 16.72	$ 15.50	$ 14.19	$ 15.64
Income from investment operations:[a]
Net investment income[b]	0.93	0.74	0.72	0.57	0.52
Net realized and unrealized gains (losses)	1.98	0.27	0.96	1.21	-1.00
Total from investment operations	2.91	1.01	1.68	1.78	-0.48
Less distributions from net investment income and net foreign currency gains	-2.67	-0.63	-0.46	-0.47	-0.97
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 17.34	$ 17.10	$ 16.72	$ 15.50	$ 14.19
Total return[d]	18.68%	6.21%	11.00%	12.77%	-3.08%
Ratios to average net assets
Expenses before expense reduction	0.79%	0.83%	0.89%	1.05%	1.03%
Expenses net of expense reduction	0.79%[e]	0.83%[e]	0.89%[e]	0.97%	0.99%
Net investment income	5.48%	4.41%	4.45%	3.84%	3.56%
Supplemental data
Net assets, end of year (000’s)	$ 1,262,783	$ 793,881	$ 480,649	$ 205,768	$ 61,255
Portfolio turnover rate	20.84%	28.46%	47.33%	30.65%	30.28%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Securities Fund

Goals

The Fund’s investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The Fund also invests in depositary receipts. These are certificates typically issued by a bank or trust company that give the holders the rights to receive securities issued by a foreign or domestic bank.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may from time to time have significant investments in particular countries or in particular sectors.

In addition to its main investments, depending upon current market conditions, the Fund may invest a portion of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund invests primarily in stocks of U.S. and foreign companies, including those in emerging markets.

Portfolio Selection

When choosing equity investments for this Fund, the manager applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the manager believes will increase the price of the security do not occur. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

The Fund's policy of investing a portion of its assets in securities that may be out of favor, including turnarounds, cyclical companies and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country or Sector Focus

To the extent that the Fund focuses on particular countries or sectors from time to time, the Fund may carry greater risk of adverse developments in a country sector than a fund that invests in a wide variety of countries or sectors.

Securities Lending

The Fund's loans of portfolio securities may not exceed 30% of the value of the Fund's total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Interest Rate

Prolonged or significant interest rate increases have historically had an adverse impact on equity markets in countries affected by such increases. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, debt securities with longer maturities are most sensitive to these prices changes.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager.

Under an agreement with Global Advisors, Templeton Asset Management Limited (Asset Management), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund's sub-advisor. Asset Management provides Global Advisors with investment management advice and assistance.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

ALAN CHUA, CFA Portfolio Manager of Asset Management

Mr. Chua has been the lead portfolio manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. Mr. Chua has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

CINDY L. SWEETING, CFA President, Chairman and Director of Global Advisors

Ms. Sweeting has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.75% of its average daily net assets to Global Advisors for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 2	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.20	$ 15.44	$ 15.93	$ 13.81	$ 12.83
Income from investment operations:[a]
Net investment income[b]	0.16	0.29	0.22	0.24	0.20
Net realized and unrealized gains (losses)	2.32	-6.44	0.20	2.63	0.93
Total from investment operations	2.48	-6.15	0.42	2.87	1.13
Less distributions from:
Net investment income	-0.28	-0.22	-0.22	-0.20	-0.15
Net realized gains	—	-0.87	-0.69	-0.55	—
Total distributions	-0.28	-1.09	-0.91	-0.75	-0.15
Net asset value, end of year	$ 10.40	$ 8.20	$ 15.44	$ 15.93	$ 13.81
Total return[c]	31.10%	-42.32%	2.35%	21.81%	8.86%
Ratios to average net assets
Expenses before expense reduction	1.04%	1.03%	1.02%	1.03%	1.07%
Expenses net of expense reduction	1.04%[d]	1.03%[d]	1.01%	1.03%[d]	1.07%[d]
Net investment income	1.75%	2.39%	1.39%	1.68%	1.56%
Supplemental data
Net assets, end of year (000’s)	$ 1,718,894	$ 1,513,557	$ 3,182,203	$ 2,821,818	$ 1,912,825
Portfolio turnover rate	14.95%	18.37%	20.45%	20.29%[e]	22.16%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Additional Information, All Funds

Regulatory Update

In 2003 and 2004, multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment advisor subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc., and have been consolidated for pretrial purposes, along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.’s Form 10-Q or Form 10-K filings with the U.S. Securities and Exchange Commission.

DEALER COMPENSATION

Franklin Templeton Distributors, Inc. (Distributors) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers); such financial support may be made by payments from Distributors' and/or its affiliates' resources, including from Distributors' retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with VIP Qualifying Dealers' efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors and/or its affiliates may pay or allow other promotional incentives or payments to dealers. Sale of shares of the Funds, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Funds' portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by VIP Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your VIP Qualifying Dealer. While your insurance company's fees and charges are generally disclosed in the insurance contract prospectus, your VIP Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus. Additional disclosure may be included in the insurance contract prospectus.

PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures regarding the release of portfolio holdings information for each Fund of the Trust (collectively the Fund) is also available in the Trust's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

STATEMENTS AND REPORTS

Contract Owners should receive financial reports for the Fund related to their Contract from the sponsoring Insurer every six months.

ADMINISTRATIVE SERVICES

Franklin Templeton Services, LLC provides business administration services and facilities for the Fund and makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund (sometimes referred to as, “the Fund”) intends to pay income dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Please refer to the Fund’s prospectus for additional information about the Fund's distributions.

TAX CONSIDERATIONS

The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each Fund expects to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the assets, income and distributions of the Fund are considered separately for purposes of determining whether the Fund qualifies as a regulated investment company. If the Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders. Additionally, each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code.

For federal income tax purposes, the insurance companies and their separate accounts are treated as the owners of the shares of the Fund selected as an investment option rather than the purchasers of a variable annuity contract or variable life insurance policy (variable contracts). In light of the tax-favored status of life insurance company separate accounts, there should be no adverse federal income tax consequences to them as a result of their buying, holding, exchanging or selling Fund shares or on their receipt of Fund distributions, subject to applicable limitations under the Code.

Shares of the Fund must be purchased by investors through variable contracts issued by life insurance companies. As a result, it is anticipated that any income dividends or capital gains distributions paid by the Fund will be exempt from current taxation to the purchaser of such variable contracts if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Fund are offered.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances and about any tax consequences before making an investment in the Fund.

Fund Account Information

Buying Shares

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). When shares of the Fund are investment options of Contracts, separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of the Fund. Shares of the Fund may also be purchased by other mutual funds (Funds of Funds).

Shares of the Fund are sold at net asset value (NAV). When sold in connection with Contracts, the Fund correspond with the investment options offered by the Insurer to Contract Owners. The board of trustees monitors the Fund for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select the Fund as an investment option.

Contract Owners' payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we or our designees receive the request in proper form. Please refer to your Contract prospectus or other disclosure document for further information. The Fund does not issue share certificates.

Selling Shares

An Insurer that holds shares of the Fund in connection with a Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Contract.

Exchanging Shares

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund, for interests in sub-accounts that correspond with shares of other classes or Fund, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Funds discourage short-term or excessive trading and may seek to restrict or reject such trading (please see "Market Timing Trading Policy," below).

Market Timing Trading Policy

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally.   The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as "market timing," and asks its Fund of Fund investors and participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their financial advisors. The Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences.   If information regarding trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer or a Fund of Funds may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers.   As a Contract Owner you are also subject to this policy. An Insurer's order for purchases and/or redemptions pursuant to a Contract Owner's instructions (including purchases and/or redemptions by an exchange or transfer between the Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). A Fund of Fund's order for purchases and/or redemptions pursuant to its investors' instructions are also submitted pursuant to Aggregated Orders. While the Fund will encourage Insurers and Funds of Funds to apply the Fund's Market Timing Trading Policy to their investors, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy because Insurers and Funds of Funds have the relationships with, and are responsible for maintaining the account records of, the individual investors. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers and Fund of Fund investors.

Therefore, the Fund or its agent selectively monitor the Aggregated Orders used by Insurers and Fund of Fund investors for purchases, exchanges and redemptions in respect of all their investors and seek the cooperation of Insurers and Fund of Fund investors to apply the Fund's Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer or Fund of Fund to impose trading restrictions and to apply the Fund's Market Timing Trading Policy to their investors through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers or Funds of Funds in respect of their investors is contrary to the Fund's Market Timing Trading Policy.

Risks from market timers.   Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share. A fund that invests significantly in foreign securities may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund's NAV. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Valuation - Foreign Securities – Potential Impact of Time Zones and Market Holidays").

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (relatively illiquid securities), the Fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the Fund's net asset value and the latest indications of market values for those securities. One of the objectives of the Fund's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Fair Valuation – Individual Securities" under the heading "Fund Account Policies", below).

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

  seeking the cooperation of Insurers and Funds of Funds to assist the Fund in identifying potential market timing activity;
  committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy;
  monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and
  seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Insurers' separate accounts. While the Fund will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades.   Transactions placed in violation of a Fund's Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, as soon as practicable following receipt by the Fund and prompt inquiry of the intermediary.

Involuntary Redemptions

The Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Thus, for example, if upon inquiry the Fund and insurance company identify a contract owner that has engaged in late trading or market timing activities, the Fund may advise the insurance company that it will not accept future investments, or is redeeming any investment related to that contract owner. Involuntary redemptions may be in cash or in kind.

Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Fund's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV per share of a class of the Fund is determined by dividing the net asset value of the Fund's share class by the applicable number of shares outstanding of that share class. The Fund's NAV does not include any fee or sales charge imposed by variable insurance contracts for which the Fund is an investment option or Funds of Funds that purchase shares of the Fund. Investors should consult the contract prospectus, disclosure document or Fund of Funds prospectus for more information.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining the NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Fund.

FAIR VALUATION - INDIVIDUAL SECURITIES

Since the Fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which a Fund determines its NAV per share.

SECURITY VALUATION - U.S. PASS-THROUGH SECURITIES, CMO, ABS, MBS

Mortgage pass-through securities (such as Ginnie Mae, Fannie Mae and Freddie Mac), other mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs) and asset-backed securities (ABS), generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Fund's pricing services uses independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION - SENIOR SECURED CORPORATE LOANS

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from loan dealers and other financial institutions, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. These pricing services may utilize independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that incorporate multiple bond characteristics. These characteristics may include dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis.

SECURITY VALUATION – MUNICIPAL SECURITIES – MATRIX PRICING (FAIR VALUATION)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - OPTIONS

The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S. EQUIVALENT VALUE

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as "time zone arbitrage." Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund's portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund's NAV is computed. Trading by these investors, often referred to as "arbitrage market timers," may dilute the value of the Fund's shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund's portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund's fair value procedures established and approved by the board of trustees.

SHARE CLASSES

Class 1, Class 2, Class 3 and Class 4 shares of the Funds are identical except that Class 2, Class 3 and Class 4 each have a distribution plan or "rule 12b-1" plan, as described below for Class 2 shares and in their respective prospectuses for Class 3 and Class 4 shares. Class 3 shares may assess a 1.00% redemption fee, as described in the prospectuses for Class 3 shares.

Distribution and service (12b-1) fees.   Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Fund to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and Contract Owners. Because these fees are paid out of Class 2's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under most Funds' Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s Class 2 average daily net assets, the board of trustees has set the current rate at 0.25%. However, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Bond Securities Fund each have a maximum rule 12b-1 plan fee of 0.25% per year. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of the Fund or any class, combine, merge or otherwise consolidate the shares of two or more classes of shares of the Fund with and/or into a single class of shares of the Fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

  The Fund may restrict, reject or cancel any purchase orders, including an exchange request.
  At any time, the Fund may establish or change investment minimums.
  The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.
  Purchases of shares of the Fund (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.
  In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
  For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
  To permit their investors to obtain the current price, participating insurance companies and Funds of Funds are responsible for transmitting all orders to the Fund promptly.

Questions

More detailed information about the Trust and the Fund's account policies can be found in the Fund's SAI. If you have any questions about the Fund, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

For information on the Fund, including a free copy of the Fund's prospectus and Statement of Additional Information, and the Fund's Annual and Semiannual Reports, contact your financial advisor or the insurance company offering your Contract.

Shares of the Fund are offered generally only to insurance company separate accounts to serve as the investment vehicle for variable insurance contracts (Contracts) and to Funds of Funds; they and are not offered to the public. Because of this, the Fund's offering documents and shareholder reports are not available on our public website at franklintempleton.com.

Not all Funds and classes are available in all Contracts. For information on the terms of investment in a Contract, please consult the Contract prospectus that accompanies this Fund prospectus.

You can learn more about the Fund in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Include a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the Independent Registered Public Accounting Firm's report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Fund, its investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Funds by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.W., Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.	PROSPECTUS Franklin Templeton Variable Insurance Products Trust
May 1, 2010	Class 3

Contents

FUND SUMMARIES
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING	Templeton Developing Markets Securities Fund Templeton Foreign Securities Fund Templeton Global Bond Securities Fund

Overview
Franklin Templeton Variable Insurance Products Trust

FUND DETAILS
MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS/FINANCIAL HIGHLIGHTS	Templeton Developing Markets Securities Fund Templeton Foreign Securities Fund Templeton Global Bond Securities Fund

Additional Information, All Funds Regulatory Update DEALER COMPENSATION PORTFOLIO HOLDINGS STATEMENTS AND REPORTS ADMINISTRATIVE SERVICES

Distributions and Taxes INCOME AND CAPITAL GAINS DISTRIBUTIONS TAX CONSIDERATIONS

FUND ACCOUNT INFORMATION
INFORMATION ABOUT FUND TRANSACTIONS AND SERVICES	Buying Shares Selling Shares Exchanging Shares Market Timing Trading Policy Involuntary Redemptions Fund Account Policies Questions

FOR MORE INFORMATION
WHERE TO LEARN MORE ABOUT EACH FUND	Back Cover

FUND SUMMARIES

Templeton Developing Markets Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 3
Maximum Sales Charge (Load) Imposed on Purchases	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 3
Management fees[1]	1.25%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.73%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.72%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 3	$ 175	$ 542	$ 933	$ 2,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments. The Fund invests primarily in the equity securities of developing market companies, primarily common stock. Developing market countries include those considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, based on economic conditions. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Emerging Market Countries   The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Smaller Companies   Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 3 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	31.88%
Worst Quarter:	4Q''08	-28.84%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Developing Markets Securities Fund - Class 3	72.63%	11.43%	7.42%
MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes)	79.02%	15.88%	10.09%
S&P/IFCI Composite Index (index reflects no deduction for fees, expenses or taxes)[1]	81.03%	16.50%	11.17%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton Developing Markets Fund.

Because Class 3 shares were not offered until May 1, 2004, the historical performance for periods through April 30, 2004, represent the historical results of Class 2 Fund performance. Class 2 shares are not offered in this prospectus but have annual returns substantially similar to Class 3 because they invest in the same portfolio of securities and have substantially similar expenses, including rule 12b-1 fees.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Templeton Asset Management Ltd. (Asset Management)

Portfolio Managers

MARK MOBIUS PH.D.   Managing Director of Asset Management and portfolio manager of the Fund since inception (1996).

TOM WU   Director of Asset Management and portfolio manager of the Fund since inception (1996).

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management and portfolio manager of the Fund since inception (1996).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Foreign Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 3
Maximum Sales Charge (Load) Imposed on Purchases	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 3
Management fees[1]	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.06%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.05%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 3	$ 107	$ 334	$ 579	$ 1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock. While there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies and a portion to a significant amount in smaller companies. The Fund also invests in American, European and Global Depositary Receipts. Although the manager will search for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 3 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	23.03%
Worst Quarter:	3Q''02	-21.85%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Foreign Securities Fund - Class 3	37.20%	4.78%	2.83%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton International Fund.

Because Class 3 shares were not offered until May 1, 2004, the historical performance for periods through April 30, 2004, represent the historical results of Class 2 Fund performance. Class 2 shares are not offered in this prospectus but have annual returns substantially similar to Class 3 because they invest in the same portfolio of securities and have substantially similar expenses, including rule 12b-1 fees.

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Portfolio Managers

PETER A. NORI, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.

TINA SADLER, CFA   Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 2003.

GARY P. MOTYL, CFA   President of Investment Counsel and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Global Bond Securities Fund

Investment Goal

High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 3
Maximum Sales Charge (Load) Imposed on Purchases	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 3
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual Fund operating expenses after fee waiver	0.79%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class 3	$ 81	$ 252	$ 439	$ 978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest a portion of its net assets in debt securities that are rated below investment grade, including a small portion in defaulted debt securities. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest a significant to substantial portion of its assets in emerging markets. The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is "diversified".

For purposes of pursuing its investment goals, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into interest rate and credit related derivative transactions, including interest rate/bond futures contracts and options on such contracts and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments, which may result in greater fluctuation in the value of the Fund’s shares.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 3 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''04	10.22%
Worst Quarter:	2Q''08	-5.02%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Global Bond Securities Fund - Class 3	18.69%	8.87%	10.73%
J.P. Morgan Government Bond Index - Global (index reflects no deduction for fees, expenses or taxes)	1.90%	4.60%	6.70%
Citigroup World Government Bond Index (WGBI) (index reflects no deduction for fees, expenses or taxes)[1]	1.01%	4.79%	5.54%

Because Class 3 shares were not offered until April 1, 2005, Class 2 shares historical performance is shown for the periods prior to March 31, 2005. Class 2 shares are not offered in this prospectus but have annual returns substantially similar to Class 3 because they invest in the same portfolio of securities and have substantially similar expenses, including rule 12b-1 fees.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

MICHAEL HASENSTAB PH.D.   Senior Vice President of Advisers and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Templeton Variable Insurance Products Trust

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The classes are identical except that Class 2, Class 3 and Class 4 each has a distribution plan and Class 3 may assess a redemption fee (see "Share Classes" under Fund Account Information). The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

Investment Considerations

  Each Fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.
  The following give a general sense of the level of fund assets associated with a particular investment or strategy: "small portion" (less than 10%); "portion" (10% to 25%); "significant" (25% to 50%); "substantial" (50% to 66%); "primary" (66% to 80%); and "predominant" (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust's Statement of Additional Information (SAI).

Risks

  There can be no assurance that any Fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the investment manager's judgment in the analysis and evaluation of securities selected for investment.
  All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.
  Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

Additional Information

More detailed information about each Fund, its investment policies, and its particular risks can be found in the SAI.

Management

The Funds' investment managers and their affiliates manage $548 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

Templeton Developing Markets Securities Fund

Goal

The Fund's investment goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

Emerging markets (also known as "developing markets") investments generally include equity securities that trade in such markets or are issued by companies that derive at least 50% of total revenue from goods or services produced, or sales made, or that have their principal activities or considerable assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries. The Fund may also invest up to 15% of its net assets in illiquid securities.

An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services. The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation. The Fund may also invest up to 10% of its total assets in shares of exchange-traded funds to gain exposure to certain segments of the equity markets while maintaining liquidity. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, such as oil and gas, metals and mining, energy, commodity companies, financial institutions and utilities.

The Fund invests predominantly in emerging market investments.

Portfolio Selection

The manager's investment philosophy is "bottom-up," value-oriented, and long-term, focusing on the market price of a company's securities relative to the manager's evaluation of the company's potential long-term (typically five years) earnings, asset value and cash flow potential. In choosing investments, the Fund's manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered. The manager invests in securities without regard to benchmark comparisons.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by affiliates of the manager, short-term U.S. and foreign government securities, short-term high grade commercial paper, bank obligations, and repurchase agreements denominated in the currency of any nation. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Developing market countries.   The Fund's investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

  Political and social uncertainty (for example, regional conflicts and risk of war)
  Currency exchange rate volatility
  Pervasiveness of corruption and crime
  Delays in settling portfolio transactions
  Risk of loss arising out of systems of share registration and custody
  Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets which are generally considered to be liquid may become illiquid for short or extended periods.
  Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.
  Currency and capital controls
  Inflation, deflation or currency devaluation
  Greater sensitivity to interest rate changes

All of these factors make prices of securities of developing market companies generally more volatile than equity securities of companies in developed markets, and increase the risk of loss to the Fund.

The definition of developing market countries or companies as used in this prospectus may differ from the definition of the same terms as used in other Franklin Templeton fund prospectuses.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard, #38-03, Suntec Tower 1, Singapore 038987, is the Fund's investment manager. Asset Management has a branch office in Hong Kong.

The Fund is managed by a team of dedicated professionals focused on investments in emerging or developing market securities. The portfolio managers of the team are as follows:

MARK MOBIUS PH.D. Managing Director of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

TOM WU Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

DENNIS LIM Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 1.25% of the Fund's average daily net assets. Asset Management had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund. With this reduction, the Fund paid 1.24% of its average daily net assets to Asset Management for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 3 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 3	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.02	$ 15.96	$ 13.78	$ 10.90	$ 8.68
Income from investment operations:[a]
Net investment income[b]	0.10	0.11	0.24	0.20	0.04
Net realized and unrealized gains (losses)	3.97	-7.27	3.52	2.83	2.32
Total from investment operations	4.07	-7.16	3.76	3.03	2.36
Less distributions from:
Net investment income	-0.33	-0.34	-0.37	-0.15	-0.14
Net realized gains	-0.03	-2.44	-1.21	—	—
Total distributions	-0.36	-2.78	-1.58	-0.15	-0.14
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 9.73	$ 6.02	$ 15.96	$ 13.78	$ 10.90
Total return[d]	72.63%	-52.67%	28.70%	28.17%	27.45%
Ratios to average net assets
Expenses[e]	1.70%	1.77%	1.73%	1.72%	1.78%
Net investment income	1.39%	1.27%	1.82%	1.68%	1.52%
Supplemental data
Net assets, end of year (000’s)	$ 66,718	$ 32,953	$ 100,961	$ 43,372	$ 11,521
Portfolio turnover rate	56.58%[f]	75.11%[f]	98.32%	53.65%	31.24%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

Templeton Foreign Securities Fund

Goal

The Fund's investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion and may invest a portion to a significant amount in smaller companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The Fund, from time to time, may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

Depending upon current market conditions, the Fund may invest in debt securities of countries and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

The Fund invests predominantly in issuers located outside the U.S., including those in emerging markets.

Portfolio Selection

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by the manager or its affiliates, or short-term debt securities. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Depositary Receipts are subject to many of the same risks as an investment in stocks. Global and European Depositary Receipts are also subject to foreign securities risks, including currency exchange rate risk.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Interest Rate

To the extent the Fund invests in debt securities, when interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on global investments of issuers outside the U.S. The portfolio managers of the team are as follows:

PETER A. NORI, CFA Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

Mr. Nori has been the lead portfolio manager of the Fund since 1999. He has primary responsibility for the investments of the Fund. Mr. Nori has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Nori joined Franklin Templeton Investments in 1987.

TINA SADLER, CFA Vice President / Portfolio Manager - Research Analyst of Investment Counsel

Ms. Sadler has been a portfolio manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

GARY P. MOTYL, CFA President of Investment Counsel

Mr. Motyl has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1981.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Investment Counsel a fee for managing the Fund's assets. For fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.64% of the Fund's average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.63% of its average daily net assets to Investment Counsel for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 3 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 3	Year Ended December 31,
	2009	2008	2007	2006	2005
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.70	$ 20.18	$ 18.68	$ 15.60	$ 14.35
Income from investment operations:[a]
Net investment income[b]	0.25	0.39	0.37	0.37	0.25
Net realized and unrealized gains (losses)	3.30	-7.84	2.45	2.94	1.18
Total from investment operations	3.55	-7.45	2.82	3.31	1.43
Less distributions from:
Net investment income	-0.40	-0.42	-0.42	-0.23	-0.18
Net realized gains	-0.48	-1.61	-0.90	—	—
Total distributions	-0.88	-2.03	-1.32	-0.23	-0.18
Redemption fees[c]	—	—	—	—	—
Net asset value, end of year	$ 13.37	$ 10.70	$ 20.18	$ 18.68	$ 15.60
Total return[d]	37.20%	-40.39%	15.45%	21.46%	10.13%
Ratios to average net assets
Expenses[e]	1.03%	1.02%	1.00%	1.00%	1.02%
Net investment income	2.03%	2.57%	1.97%	2.38%	1.78%
Supplemental data
Net assets, end of year (000’s)	$ 115,364	$ 271,061	$ 313,505	$ 150,417	$ 47,462
Portfolio turnover rate	22.50%	18.27%	26.74%	18.97%[f]	14.61%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

e. Benefit of expense reduction rounds to less than 0.01%.

f. Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Templeton Global Bond Securities Fund

Goals

The Fund’s investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds. Shareholders will be given at least 60 days' advance notice of any change to this policy. "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures.

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest without limits in emerging markets.

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options), and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) and options on such contracts, swap agreements (which may include interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors. By way of example, when the manager believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Fund may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Fund may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the market. In addition, the Fund may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Fund and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund invests mainly in debt securities of governments, government agencies and companies located around the world, including a significant amount in emerging markets.

Portfolio Selection

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, short-term bank time deposits, bankers' acceptances and money market fund shares. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities, to maintain liquidity or to segregate on the Fund's books in connection with its forward currency, currency or interest rate futures positions. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund normally invests because they may find it difficult to make interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Currency management strategies.   Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Credit

An issuer of bonds may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Issuers issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the manager to utilize derivatives when it wishes to do so.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification

The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer and invest in a smaller number of issuers overall than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

Portfolio Turnover

The manager may rebalance the Fund’s portfolio from time to time to keep interest rate risk, country allocations, and bond maturities at desired levels, which may cause the Fund’s portfolio turnover rate to be high. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

MICHAEL HASENSTAB PH.D. Senior Vice President of Advisers

Dr. Hasenstab has been the portfolio manager of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.47% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 3 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 3	Year Ended December 31,
	2009	2008	2007	2006	2005[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.08	$ 16.70	$ 15.49	$ 14.18	$ 15.27
Income from investment operations:[b]
Net investment income[c]	0.93	0.74	0.72	0.58	0.38
Net realized and unrealized gains (losses)	1.98	0.27	0.95	1.21	-0.50
Total from investment operations	2.91	1.01	1.67	1.79	-0.12
Less distributions from net investment income and net foreign currency gains	-2.66	-0.63	-0.46	-0.48	-0.97
Redemption fees[d]	—	—	—	—	—
Net asset value, end of year	$ 17.33	$ 17.08	$ 16.70	$ 15.49	$ 14.18
Total return[e]	18.69%	6.21%	11.03%	12.84%	-0.80%
Ratios to average net assets[f]
Expenses before expense reduction	0.79%	0.83%	0.89%	1.05%	1.03%
Expenses net of expense reduction	0.79%[g]	0.83%[g]	0.89%[g]	0.97%	0.99%
Net investment income	5.48%	4.41%	4.45%	3.84%	3.56%
Supplemental data
Net assets, end of year (000’s)	$ 143,264	$ 128,155	$ 91,162	$ 35,572	$ 5,769
Portfolio turnover rate	20.84%	28.46%	47.33%	30.65%	30.28%

a. For the period April 1, 2005 (effective date) to December 31, 2005.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

Additional Information, All Funds

Regulatory Update

In 2003 and 2004, multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment advisor subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc., and have been consolidated for pretrial purposes, along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.’s Form 10-Q or Form 10-K filings with the U.S. Securities and Exchange Commission.

DEALER COMPENSATION

Franklin Templeton Distributors, Inc. (Distributors) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers); such financial support may be made by payments from Distributors' and/or its affiliates' resources, including from Distributors' retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with VIP Qualifying Dealers' efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors and/or its affiliates may pay or allow other promotional incentives or payments to dealers. Sale of shares of the Funds, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Funds' portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by VIP Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your VIP Qualifying Dealer. While your insurance company's fees and charges are generally disclosed in the insurance contract prospectus, your VIP Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus. Additional disclosure may be included in the insurance contract prospectus.

PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures regarding the release of portfolio holdings information for each Fund of the Trust (collectively the Fund) is also available in the Trust's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

STATEMENTS AND REPORTS

Contract Owners should receive financial reports for the Fund related to their Contract from the sponsoring Insurer every six months.

ADMINISTRATIVE SERVICES

Franklin Templeton Services, LLC provides business administration services and facilities for the Fund and makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund (sometimes referred to as, “the Fund”) intends to pay income dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Please refer to the Fund’s prospectus for additional information about the Fund's distributions.

TAX CONSIDERATIONS

The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each Fund expects to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the assets, income and distributions of the Fund are considered separately for purposes of determining whether the Fund qualifies as a regulated investment company. If the Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders. Additionally, each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code.

For federal income tax purposes, the insurance companies and their separate accounts are treated as the owners of the shares of the Fund selected as an investment option rather than the purchasers of a variable annuity contract or variable life insurance policy (variable contracts). In light of the tax-favored status of life insurance company separate accounts, there should be no adverse federal income tax consequences to them as a result of their buying, holding, exchanging or selling Fund shares or on their receipt of Fund distributions, subject to applicable limitations under the Code.

Shares of the Fund must be purchased by investors through variable contracts issued by life insurance companies. As a result, it is anticipated that any income dividends or capital gains distributions paid by the Fund will be exempt from current taxation to the purchaser of such variable contracts if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Fund are offered.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances and about any tax consequences before making an investment in the Fund.

Fund Account Information

Buying Shares

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). When shares of the Fund are investment options of Contracts, separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of the Fund. Shares of the Fund may also be purchased by other mutual funds (Funds of Funds).

Shares of the Fund are sold at net asset value (NAV). When sold in connection with Contracts, the Fund correspond with the investment options offered by the Insurer to Contract Owners. The board of trustees monitors the Fund for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select the Fund as an investment option.

Contract Owners' payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we or our designees receive the request in proper form. Please refer to your Contract prospectus or other disclosure document for further information. The Fund does not issue share certificates.

Selling Shares

An Insurer that holds shares of the Fund in connection with a Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Contract.

Exchanging Shares

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund, for interests in sub-accounts that correspond with shares of other classes or Fund, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Funds discourage short-term or excessive trading and may seek to restrict or reject such trading (please see "Market Timing Trading Policy," below).

Market Timing Trading Policy

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally.   The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as "market timing," and asks its Fund of Fund investors and participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their financial advisors. The Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences.   If information regarding trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer or a Fund of Funds may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers.   As a Contract Owner you are also subject to this policy. An Insurer's order for purchases and/or redemptions pursuant to a Contract Owner's instructions (including purchases and/or redemptions by an exchange or transfer between the Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). A Fund of Fund's order for purchases and/or redemptions pursuant to its investors' instructions are also submitted pursuant to Aggregated Orders. While the Fund will encourage Insurers and Funds of Funds to apply the Fund's Market Timing Trading Policy to their investors, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy because Insurers and Funds of Funds have the relationships with, and are responsible for maintaining the account records of, the individual investors. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers and Fund of Fund investors.

Therefore, the Fund or its agent selectively monitor the Aggregated Orders used by Insurers and Fund of Fund investors for purchases, exchanges and redemptions in respect of all their investors and seek the cooperation of Insurers and Fund of Fund investors to apply the Fund's Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer or Fund of Fund to impose trading restrictions and to apply the Fund's Market Timing Trading Policy to their investors through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers or Funds of Funds in respect of their investors is contrary to the Fund's Market Timing Trading Policy.

Risks from market timers.   Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share. A fund that invests significantly in foreign securities may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund's NAV. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Valuation - Foreign Securities – Potential Impact of Time Zones and Market Holidays").

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (relatively illiquid securities), the Fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the Fund's net asset value and the latest indications of market values for those securities. One of the objectives of the Fund's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Fair Valuation – Individual Securities" under the heading "Fund Account Policies", below).

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

  seeking the cooperation of Insurers and Funds of Funds to assist the Fund in identifying potential market timing activity;
  committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy;
  monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and
  seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Insurers' separate accounts. While the Fund will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades.   Transactions placed in violation of a Fund's Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, as soon as practicable following receipt by the Fund and prompt inquiry of the intermediary.

Involuntary Redemptions

The Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Thus, for example, if upon inquiry the Fund and insurance company identify a contract owner that has engaged in late trading or market timing activities, the Fund may advise the insurance company that it will not accept future investments, or is redeeming any investment related to that contract owner. Involuntary redemptions may be in cash or in kind.

Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Fund's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV per share of a class of the Fund is determined by dividing the net asset value of the Fund's share class by the applicable number of shares outstanding of that share class. The Fund's NAV does not include any fee or sales charge imposed by variable insurance contracts for which the Fund is an investment option or Funds of Funds that purchase shares of the Fund. Investors should consult the contract prospectus, disclosure document or Fund of Funds prospectus for more information.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining the NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Fund.

FAIR VALUATION - INDIVIDUAL SECURITIES

Since the Fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which a Fund determines its NAV per share.

SECURITY VALUATION - U.S. PASS-THROUGH SECURITIES, CMO, ABS, MBS

Mortgage pass-through securities (such as Ginnie Mae, Fannie Mae and Freddie Mac), other mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs) and asset-backed securities (ABS), generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Fund's pricing services uses independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION - SENIOR SECURED CORPORATE LOANS

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from loan dealers and other financial institutions, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. These pricing services may utilize independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that incorporate multiple bond characteristics. These characteristics may include dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis.

SECURITY VALUATION – MUNICIPAL SECURITIES – MATRIX PRICING (FAIR VALUATION)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - OPTIONS

The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S. EQUIVALENT VALUE

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as "time zone arbitrage." Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund's portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund's NAV is computed. Trading by these investors, often referred to as "arbitrage market timers," may dilute the value of the Fund's shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund's portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund's fair value procedures established and approved by the board of trustees.

SHARE CLASSES

Class 1, Class 2, Class 3 and Class 4 shares of the Fund are identical except that Class 2, Class 3 and Class 4 each have a distribution plan or "rule 12b-1" plan, as described below for Class 3 shares and in their respective prospectuses for Class 2 and Class 4 shares. Class 3 shares may assess a 1.00% redemption fee when contract owners redeem funds from an insurance company sub-account held for less than 60 days. For more details, see "Redemption Fee".

Distribution and service (12b-1) fees.   Class 3 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Fund to pay distribution fees to those who sell and distribute Class 3 shares and provide services to shareholders and Contract Owners. Because these fees are paid out of Class 3's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under the Fund's Class 3 rule 12b-1 plan is 0.35% per year of the daily net assets for the class, the board of trustees has set the current rate at 0.25%. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of the Fund or any class, combine, merge or otherwise consolidate the shares of two or more classes of shares of the Fund with and/or into a single class of shares of the Fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

  The Fund may restrict, reject or cancel any purchase orders, including an exchange request.
  At any time, the Fund may establish or change investment minimums.
  The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.
  Purchases of shares of the Fund (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.
  In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
  For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
  To permit their investors to obtain the current price, participating insurance companies and Funds of Funds are responsible for transmitting all orders to the Fund promptly.

Questions

More detailed information about the Trust and the Fund's account policies can be found in the Fund's SAI. If you have any questions about the Fund, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

For information on the Fund, including a free copy of the Fund's prospectus and Statement of Additional Information, and the Fund's Annual and Semiannual Reports, contact your financial advisor or the insurance company offering your Contract.

Shares of the Fund are offered generally only to insurance company separate accounts to serve as the investment vehicle for variable insurance contracts (Contracts) and to Funds of Funds; they and are not offered to the public. Because of this, the Fund's offering documents and shareholder reports are not available on our public website at franklintempleton.com.

Not all Funds and classes are available in all Contracts. For information on the terms of investment in a Contract, please consult the Contract prospectus that accompanies this Fund prospectus.

You can learn more about the Fund in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Include a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the Independent Registered Public Accounting Firm's report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Fund, its investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Funds by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.W., Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.	PROSPECTUS Franklin Templeton Variable Insurance Products Trust
May 1, 2010	Class 4

Contents

FUND SUMMARIES
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING

Franklin Flex Cap Growth Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Large Cap Value Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Mutual Global Discovery Securities Fund
Mutual International Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

Overview
Franklin Templeton Variable Insurance Products Trust

FUND DETAILS
MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS/FINANCIAL HIGHLIGHTS

Franklin Flex Cap Growth Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Large Cap Value Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Mutual Global Discovery Securities Fund
Mutual International Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

Additional Information, All Funds Regulatory Update DEALER COMPENSATION PORTFOLIO HOLDINGS STATEMENTS AND REPORTS ADMINISTRATIVE SERVICES

Distributions and Taxes INCOME AND CAPITAL GAINS DISTRIBUTIONS TAX CONSIDERATIONS

FUND ACCOUNT INFORMATION
INFORMATION ABOUT FUND TRANSACTIONS AND SERVICES	Buying Shares Selling Shares Exchanging Shares Market Timing Trading Policy Involuntary Redemptions Fund Account Policies Questions

FOR MORE INFORMATION
WHERE TO LEARN MORE ABOUT EACH FUND	Back Cover

FUND SUMMARIES

Franklin Flex Cap Growth Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees1, [2]	0.67%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.29%
Acquired fund fees and expenses[3]	0.02%
Total annual Fund operating expenses	1.33%
Fee waiver1, [2]	-0.28%
Total annual Fund operating expenses after fee waiver1, 2, [3]	1.05%

1. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. This waiver is separate from the waiver related to the Sweep Money Fund.

2. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 107	$ 390	$ 693	$ 1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation. The equity securities in which the Fund invests are primarily common stock. The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies. A substantial portion of the Fund's investments may be in smaller and mid-size companies.

In evaluating sector (broad industry) weightings in the Fund's investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000® Growth Index. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology).

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing   Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Sectors   To the extent that the Fund has significant investments in one or a few sectors, such as technology, it bears more risk than a fund which always maintains broad sector diversification. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. The biotechnology and health technology industries are affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	14.46%
Worst Quarter:	4Q''08	-21.51%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	Since Inception 2/28/2008
Franklin Flex Cap Growth Securities Fund - Class 4	32.69%	1.88%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	37.01%	-3.57%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	37.21%	-3.62%

Historical performance for Class 2 shares prior to its inception in 2008 is based on the performance of Class 2 shares. Including the Class 2 rule 12b-1 fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

CONRAD B. HERRMANN, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2005).

MATTHEW J. MOBERG, CPA   Vice President of Advisers and portfolio manager of the Fund since inception (2005).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Global Real Estate Securities Fund

Investment Goal

High total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	0.80%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.31%
Total annual Fund operating expenses	1.46%
Fee waiver[1]	-0.21%
Total annual Fund operating expenses [1]	1.25%

1. The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. Based on the fund's total assets of $383.9 million on December 31, 2009, it is estimated that the increase for the year ending April 30, 2011 will be 0.14%, which is a 0.09% increase in the management fee and a 0.05% increase in the administration fee, for common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) of 0.90%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 127	$ 429	$ 766	$ 1,717

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S.; companies qualifying under U.S. federal tax law as REITs; and companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities. The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector.

The Fund currently expects to be invested predominantly in equity securities. The Fund also may invest a small portion of its portfolio in debt securities. In addition, forward currency exchange contracts may be used from time-to-time to help currency risks and manage local currency exposure.

The manager seeks to limit price volatility by investing across markets and property types and seeks to provide a consistently high level of income. When selecting investments for the Fund’s portfolio, the manager applies a “bottom-up,” value-oriented stock selection process that incorporates macro-level views in the evaluation process. The manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities   By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates, tax and insurance considerations, changes in zoning laws, environmental regulations or hazards, or overbuilding or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs   A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments, which may result in greater fluctuation in the value of the Fund’s shares.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	26.70%
Worst Quarter:	4Q''08	-32.12%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Global Real Estate Securities Fund - Class 4	19.01%	-5.65%	6.98%
S&P/Citigroup Broad Market Index (BMI) Global REIT Index(unhedged into U.S. dollars) (index reflects no deduction for fees, expenses or taxes)[1]	48.69%	0.41%	10.43%
S&P/Citigroup Broad Market Index (BMI) Global REIT Index (hedged into U.S. dollars) (index reflects no deduction for fees, expenses or taxes)[1]	26.99%	-0.51%	9.81%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The S&P/Citigroup Broad Market Index (unhedged into U.S. dollars) is replacing the S&P/Citigroup (hedged into U.S. dollars) as the Fund's benchmark because the investment manager believes that the unhedged benchmark better reflects the Fund's holdings. The S&P/Citigroup (hedged into U.S. dollars) may be excluded from this comparison in the future.

Investment Manager

Franklin Templeton Institutional, LLC (FT Institutional)

Portfolio Managers

JACK FOSTER   Senior Vice President of FT Institutional and portfolio manager of the Fund since 2007.

DAVID LEVY   Portfolio Manager of FT Institutional and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Growth and Income Securities Fund

Investment Goal

Capital appreciation. Its secondary goal is current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.54%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.06%
Total annual Fund operating expenses	0.95%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 97	$ 303	$ 525	$ 1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests predominantly in equity securities, including common stock, preferred stock and all securities convertible into common stocks. The Fund may also invest up to 20% of its net assets in debt securities, including any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities); and synthetic convertible securities. The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds. The Fund generally invests between 60% and 80% of its net assets in common stocks, and between 20% and 40% of its net assets in a combination of convertible securities and debt securities.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s manager considers to be financially strong. The Fund attempts to buy equity securities when they are selling at attractive prices according to measurements such as relative dividend yield, book value, revenues and normalized earnings. The Fund’s manager emphasizes dividend yield in selecting stocks for the Fund because the manager believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Blend Style Investing   A “blend” strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. With respect to value stocks, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline even further.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	17.17%
Worst Quarter:	3Q''02	-19.36%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Growth & Income Securities Fund - Class 4	26.54%	-0.78%	2.76%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Lipper VIP Equity Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	23.06%	0.31%	2.35%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

ALAN E. MUSCHOTT, CFA   Vice President of Advisers and portfolio manager of the Fund since 2005.

EDWARD D. PERKS, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2005.

FRANK FELICELLI, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1995.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin High Income Securities Fund

Investment Goal

To earn a high level of current income. Its secondary goal is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.56%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.07%
Total annual Fund operating expenses	0.98%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 100	$ 312	$ 542	$ 1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests substantially in high yield, lower-rated debt securities and preferred stocks. Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes called "junk bonds." Investment grade debt securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's). The Fund may also invest in securities issued by companies and governments in any foreign country, developed or developing. Foreign securities held by the Fund generally will be denominated in U.S. dollars and traded on U.S. markets.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund may from time to time enter into various derivative transactions, particularly credit default swap agreements, interest rate swap agreements and currency forwards. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to selected credit risks, interest rates, currencies or countries. These derivative transactions may be used to enhance Fund returns, increase liquidity, gain exposure to particular instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

The Fund's manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a "bottom-up" investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

A significant portion of the fund’s floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans and are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	16.55%
Worst Quarter:	4Q''08	-15.68%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin High Income Securities Fund - Class 4	42.36%	5.01%	4.25%
Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes)	54.22%	5.99%	7.07%
Lipper VIP High Current Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	43.48%	4.19%	4.60%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

PATRICIA O'CONNOR, CFA, CPA   Vice President of Advisers and portfolio manager of the Fund since 2002.

ERIC G. TAKAHA, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Income Securities Fund

Investment Goal

To maximize income while maintaining prospects for capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.45%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.02%
Total annual Fund operating expenses	0.82%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 84	$ 262	$ 455	$ 1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the managers' analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, mortgage and asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as "junk bonds"), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors such as utilities, financials, energy, healthcare and telecommunications, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors from time to time. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Fund's investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
  the experience and strength of the company's management;
  the company's changing financial condition and market recognition of the change;
  the company's sensitivity to changes in interest rates and business conditions; and
  the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Fund, the investment manager applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The investment manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	17.37%
Worst Quarter:	3Q''08	-14.85%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Income Securities Fund - Class 4	35.37%	3.63%	8.06%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)[1]	5.93%	4.97%	6.33%
Lipper VIP Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[2]	22.97%	2.54%	2.79%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

2. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

EDWARD D. PERKS, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2002.

CHARLES B. JOHNSON   Chairman of Franklin Resources, Inc. and portfolio manager of the Fund since 1989.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Large Cap Growth Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.75%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.06%
Total annual Fund operating expenses	1.16%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 118	$ 368	$ 638	$ 1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Under normal market conditions, the Fund invests predominantly in equity securities primarily common stocks. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing   Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	17.56%
Worst Quarter:	4Q''08	-20.09%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Large Cap Growth Securities Fund - Class 4	29.58%	0.32%	0.11%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	37.21%	1.63%	-3.99%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

KENT SHEPHERD, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

ALEX PETERS, CFA   Vice President of Advisers and portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Large Cap Value Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees1, [2]	0.75%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.39%
Acquired fund fees and expenses[3]	0.02%
Total annual Fund operating expenses	1.51%
Fee waiver1, [2]	-0.49%
Total annual Fund operating expenses after fee waiver1, 2, [3]	1.02%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. This waiver is separate from the waiver related to the Sweep Money Fund.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 104	$ 427	$ 773	$ 1,750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large-capitalization companies. Large-capitalization companies are those with market capitalizations (share price times the number of common stock shares outstanding) that are similar in size to those in the Russell 1000® Index at the time of purchase.

The Fund generally invests in equity securities the Fund’s manager believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	17.48%
Worst Quarter:	4Q''08	-20.90%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	Since Inception 2/28/2008
Franklin Large Cap Value Securities Fund - Class 4	26.54%	-0.20%
Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes)	19.69%	-10.15%

Historical performance for Class 2 shares prior to its inception in 2008 is based on the performance of Class 2 shares. Including the Class 2 rule 12b-1 fee.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (2005).

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2005).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (2005).

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2005).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Rising Dividends Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	0.63%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.03%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.03%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.02%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 104	$ 325	$ 563	$ 1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. The Fund invests predominantly in equity securities, primarily common stock. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have increased their dividend rate during the last four consecutive years.

Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;
  increased dividends substantially (at least 100%) over the last 10 years;
  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);
  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and
  attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor's® 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. From time to time, the Fund may invest a significant to substantial amount of its assets in the securities of smaller and midsize companies. Although the manager will search for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''00	14.74%
Worst Quarter:	4Q''08	-15.59%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Rising Dividends Securities Fund - Class 4	17.22%	0.29%	6.73%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since 1996.

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1992).

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1992).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (1992).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Small Cap Value Securities Fund

Investment Goal

Long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	0.52%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.18%
Acquired fund fees and expenses[2]	0.03%
Total annual Fund operating expenses	1.08%
Fee wavier[1]	-0.02%
Total annual Fund operating expenses after fee waiver1, [2]	1.06%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 108	$ 337	$ 585	$ 1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies. Small-capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities the Fund’s manager believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller Companies   Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	24.27%
Worst Quarter:	4Q''08	-27.41%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Small Cap Value Securities Fund - Class 4	29.04%	1.57%	8.74%
Russell 2500™ Value Index (index reflects no deduction for fees, expenses or taxes)	27.68%	0.84%	8.18%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1998).

Y. DOGAN SAHIN, CFA   Portfolio Manager of Advisory Services and portfolio manager of the Fund since 2007.

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

MARGARET MCGEE   Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Small-Mid Cap Growth Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	0.51%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.30%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses	1.17%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.16%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 118	$ 368	$ 638	$ 1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small cap and mid cap companies. For this Fund, small cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology, technology services and electronic technology).

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Sectors   To the extent that the Fund has significant investments in one or a few sectors, such as technology, it bears more risk than a fund which always maintains broad sector diversification. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. The biotechnology and health technology industries are affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''01	23.93%
Worst Quarter:	4Q''08	-27.20%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Small-Mid Cap Growth Securities Fund - Class 4	43.43%	1.03%	-1.74%
Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	46.29%	2.40%	-0.52%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

EDWARD B. JAMIESON   President, Chief Investment Officer and Director of Advisers and portfolio manager of the Fund since 2005.

JAMES CROSS   Portfolio Manager of Advisers and portfolio manager of the Fund since 2006.

MICHAEL MCCARTHY   Senior Vice President of Advisers and portfolio manager of the Fund since 1995.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Strategic Income Securities Fund

Investment Goal

High level of current income. A secondary goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	0.36%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.23%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses	0.95%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	0.94%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 96	$ 300	$ 520	$ 1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any one of the classes.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's or CCC by S&P® or are unrated securities the Fund's manager determines are of comparable quality. However, the Fund may invest a small portion of its total assets in debt securities that are in default.

The Fund may also invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage securities.

For purposes of pursuing its investment goals, the Fund may enter into interest rate and credit related transactions involving certain derivative instruments, including interest rate and credit default swaps and bond/interest futures contracts. The use of such derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, durations or credit risks. The Fund may also enter into various other transactions involving derivatives, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposure to selected currencies. In addition, the Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets.

The manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Mortgage Securities   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of repayments, mortgage securities may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of mortgage securities, making them more sensitive to interest rate changes and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Asset-Backed Securities   Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	9.74%
Worst Quarter:	4Q''08	-5.97%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin Strategic Income Securities Fund - Class 4	25.52%	5.48%	7.14%
Barclays Capital U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	28.17%	4.64%	5.90%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

ERIC G. TAKAHA, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (1999).

CHRISTOPHER J. MOLUMPHY, CFA   Executive Vice President and Director of Advisers and portfolio manager of the Fund since inception (1999).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Templeton VIP Founding Funds Allocation Fund

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	None
Distribution and service (12b-1) fees	0.35%
Other expenses	0.12%
Acquired fund fees and expenses[2]	0.68%
Total annual Fund operating expenses	1.15%
Fee waiver[1]	-0.02%
Total annual Fund operating expenses after fee waiver1, [2]	1.13%

1. The fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the fund so that common annual fund operating expenses (i.e., a combination of fund administration fees and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. The fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds’ estimated fees and expenses are based on the acquired funds' annualized expenses.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 115	$ 363	$ 631	$ 1,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in a combination of Class 1 shares of the Franklin Income Securities Fund (33 1/2%), Mutual Shares Securities Fund (33 1/2%) and Templeton Growth Securities Fund (33 1/2%) (underlying funds). The Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The administrator rebalances the Fund’s investments in the underlying funds periodically and may recommend to the Fund’s Board additional or different underlying funds for investment (without the approval of shareholders). These underlying funds, in turn, invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities, each following a value-oriented approach.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Investing in Underlying Funds   Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Sectors   To the extent that the Fund focuses on particular sectors of the market from time to time, the Fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The underlying funds are subject to management risk because they are each an actively managed investment portfolio. Each underlying funds' investment manager will apply investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	17.58%
Worst Quarter:	4Q''08	-18.23%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	Since Inception 2/28/2008
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	30.06%	-9.54%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	-6.96%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)[1]	30.79%	-8.53%

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

The Fund does not have an investment manager, nor does it pay investment management fees. Franklin Templeton Services, LLC (FT Services), the Fund's administrator, monitors the percentage of the Fund's assets allocated to the underlying funds and periodically rebalances the Fund's portfolio. T. Anthony Coffey, CFA, Vice President of Franklin Advisers, Inc., assists FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin U.S. Government Fund

Investment Goal

Income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.49%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.04%
Total annual Fund operating expenses	0.88%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 90	$ 281	$ 488	$ 1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund invests primarily in fixed income and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes). Ginnie Maes represent an ownership interest in mortgage loans pooled together for sale to investors to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, Ginnie Maes provide investors with monthly payments of interest and principal as well as any unscheduled prepayments on the underlying mortgage loans.

Ginnie Maes carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. The full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund may also invest in other U.S. government securities, which are also backed by the full faith and credit of the U.S. government, such as U.S. Treasury STRIPS, bills, bonds and notes. In addition, the Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Ginnie Maes   Ginnie Maes differ from conventional corporate debt securities because principal is paid back monthly over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. Because of repayments, Ginnie Maes may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than some other debt securities to a decline in market value when interest rates rise.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Prepayment   Some debt securities may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''08	4.45%
Worst Quarter:	2Q''04	-1.27%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Franklin U.S. Government Fund - Class 4	2.98%	4.86%	5.96%
Barclays Capital U.S. Government Index: Intermediate Component (index reflects no deduction for fees, expenses or taxes)	-0.32%	4.74%	5.65%
Lipper VIP General US Government Funds Classification Average (index reflects no deduction for fees, expenses or taxes)[1]	5.99%	4.12%	5.63%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

PAUL VARUNOK   Portfolio Manager of Advisers and portfolio manager of the Fund since 2004.

PATRICK KLEIN, PH.D   Research Analyst of Advisers and portfolio manager of the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual Global Discovery Securities Fund

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.80%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.26%
Total annual Fund operating expenses	1.41%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 144	$ 446	$ 771	$ 1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	14.52%
Worst Quarter:	4Q''08	-13.51%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Mutual Global Discovery Securities Fund - Class 4	23.19%	7.21%	8.14%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)[1]	30.79%	2.57%	0.23%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2009.

PHILIPPE BRUGERE-TRELAT   Executive Vice President of Franklin Mutual and portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual International Securities Fund

Investment Goal

Capital appreciation, which may occasionally be short term. The secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4[1]
Management fees[2]	0.80%
Distribution and service (12b-1) fees	0.35%
Other expenses	7.56%
Total annual Fund operating expenses	8.71%
Fee waiver[2]	-7.41%
Total annual Fund operating expenses [2]	1.30%

1. The fund commenced operations on June 15, 2009. Total annual Fund operating expenses are annualized.

2. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total common fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 132	$ 1,872	$ 3,486	$ 7,024

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of non-U.S. issuers. The manager focuses the Fund’s investments on securities believed to be available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund invests primarily in securities of Asian and European companies that the manager believes are undervalued.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in mid- and large cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund normally invests in securities from at least five different countries, although, from time to time, it may invest all of its assets in a single country. The Fund also may invest up to 20% of its total assets in securities of U.S. issuers, and securities of issuers from the Middle East and the remaining regions of the world.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country Focus   Because the Fund invests its assets primarily in companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect security values in the country or region in which the Fund is invested.

Developing Market Countries   The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund is new, it does not have a full calendar year of performance.

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PHILIPPE BRUGERE-TRELAT   Executive Vice President of Franklin Mutual and portfolio manager of the Fund since inception (2009).

ANDREW SLEEMAN, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Mutual Shares Securities Fund

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.60%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.18%
Total annual Fund operating expenses	1.13%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 115	$ 359	$ 622	$ 1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in risk arbitrage securities and distressed companies, as more fully discussed below.

The Fund expects to invest a significant portion of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Risk Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities   Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	16.15%
Worst Quarter:	4Q''08	-21.12%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Mutual Shares Securities Fund - Class 4	25.94%	1.55%	5.13%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2009.

F. DAVID SEGAL, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2002.

DEBORAH A. TURNER, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Developing Markets Securities Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	1.25%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.21%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.83%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.82%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 185	$ 573	$ 985	$ 2,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments. The Fund invests primarily in the equity securities of developing market companies, primarily common stock. Developing market countries include those considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, based on economic conditions. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Emerging Market Countries   The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Smaller Companies   Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''09	32.01%
Worst Quarter:	4Q''08	-28.86%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Developing Markets Securities Fund - Class 4	72.45%	11.53%	7.59%
MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes)	79.02%	15.88%	10.09%
S&P/IFCI Composite Index (index reflects no deduction for fees, expenses or taxes)[1]	81.03%	16.50%	11.17%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton Developing Markets Fund.

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Templeton Asset Management Ltd. (Asset Management)

Portfolio Managers

MARK MOBIUS PH.D.   Managing Director of Asset Management and portfolio manager of the Fund since inception (1996).

TOM WU   Director of Asset Management and portfolio manager of the Fund since inception (1996).

DENNIS LIM   Co-Chief Executive Officer and Director of Asset Management and portfolio manager of the Fund since inception (1996).

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Foreign Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	0.64%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.15%
Acquired fund fees and expenses[2]	0.02%
Total annual Fund operating expenses	1.16%
Fee waiver[1]	-0.01%
Total annual Fund operating expenses after fee waiver1, [2]	1.15%

1. The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown under "Acquired fund fees and expenses" above). This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 117	$ 365	$ 633	$ 1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock. While there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies and a portion to a significant amount in smaller companies. The Fund also invests in American, European and Global Depositary Receipts. Although the manager will search for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country and Sectors Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	3Q''09	22.79%
Worst Quarter:	3Q''02	-21.83%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Foreign Securities Fund - Class 4	36.84%	4.87%	3.00%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%

Historical performance for the Fund prior to its merger in 2000 is based on the performance of Templeton International Fund.

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Portfolio Managers

PETER A. NORI, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.

TINA SADLER, CFA   Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 2003.

GARY P. MOTYL, CFA   President of Investment Counsel and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Global Bond Securities Fund

Investment Goal

High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.47%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.07%
Total annual Fund operating expenses	0.89%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 91	$ 284	$ 493	$ 1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest a portion of its net assets in debt securities that are rated below investment grade, including a small portion in defaulted debt securities. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest a significant to substantial portion of its assets in emerging markets. The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is "diversified".

For purposes of pursuing its investment goals, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into interest rate and credit related derivative transactions, including interest rate/bond futures contracts and options on such contracts and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated Securities   Companies issuing lower-rated or "high yield" debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments, which may result in greater fluctuation in the value of the Fund’s shares.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	4Q''04	10.34%
Worst Quarter:	2Q''08	-4.99%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Global Bond Securities Fund - Class 4	18.58%	9.00%	10.94%
J.P. Morgan Government Bond Index - Global (index reflects no deduction for fees, expenses or taxes)	1.90%	4.60%	6.70%
Citigroup World Government Bond Index (WGBI) (index reflects no deduction for fees, expenses or taxes)[1]	1.01%	4.79%	5.54%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

MICHAEL HASENSTAB PH.D.   Senior Vice President of Advisers and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Templeton Growth Securities Fund

Investment Goal

Long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or investment companies. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or fund of funds prospectus for more information. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table below. In addition, Fund shares are held by a limited number of Insurers and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, plans or funds of funds could reduce Fund assets, causing total fund expenses to become higher than the numbers shown in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Class 4
Maximum Sales Charge (Load) Imposed on Purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees	0.75%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.04%
Total annual Fund operating expenses	1.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 116	$ 362	$ 628	$ 1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily consist of common stock. The Fund also invests in depositary receipts.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Stocks   Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Country Focus   To the extent that the Fund focuses on particular countries or sectors of the market from time to time, the Fund may be subject to greater risks of adverse developments in such countries or sectors than a fund that invests in a wider variety of countries or sectors.

Interest Rate   When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit   An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Market   The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) 362-6243.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, or the disclosure documents of investment companies holding a significant number of shares for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	2Q''03	20.71%
Worst Quarter:	4Q''08	-21.60%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Templeton Growth Securities Fund - Class 4	30.98%	0.64%	2.73%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	30.79%	2.57%	0.23%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)[1]	35.41%	3.64%	0.90%

Historical performance for Class 4 shares prior to its inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

1. The index shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Investment Manager

Templeton Global Advisors Limited (Global Advisors)

Sub-Advisor

Templeton Asset Management Limited (Asset Management)

Portfolio Managers

ALAN CHUA, CFA   Portfolio Manager of Asset Management and portfolio manager of the Fund since 2003.

CINDY L. SWEETING, CFA   President, Chairman and Director of Global Advisors and portfolio manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies separate accounts to fund variable annuity or variable life insurance contracts and qualified funds of funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other investment companies either underlying funds in a fund of funds or other structure. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds and feeder funds are included in those funds' prospectuses.

Taxes

The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts or variable life insurance contracts, such distributions will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies or Qualifying Dealers

Fund shares are generally available only through an Insurer's variable contracts, or an employer or other retirement plan (Retirement Products), or other investment companies. Retirement products are generally purchased through a broker-dealer or other financial intermediary. The Fund or its distributor (and/or their related companies) may make payments to the Insurer for distribution and/or other services; some of the payments may go to broker-dealers and other Intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the Insurer's decision to include the Fund as an underlying investment option in a variable contract. Payments are not made to other investing investment companies, although they may be made to a related Insurer or financial intermediary. Ask your financial advisor, visit your Intermediary's website, or consult the [Fund and] Contract prospectus for more information.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Your Account" beginning on page 00 of this Prospectus.

Franklin Templeton Variable Insurance Products Trust

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The classes are identical except that Class 2, Class 3 and Class 4 each has a distribution plan and Class 3 may assess a redemption fee (see "Share Classes" under Fund Account Information). The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

Investment Considerations

  Each Fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.
  The following give a general sense of the level of fund assets associated with a particular investment or strategy: "small portion" (less than 10%); "portion" (10% to 25%); "significant" (25% to 50%); "substantial" (50% to 66%); "primary" (66% to 80%); and "predominant" (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust's Statement of Additional Information (SAI).

Risks

  There can be no assurance that any Fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the investment manager's judgment in the analysis and evaluation of securities selected for investment.
  All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.
  Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

Additional Information

More detailed information about each Fund, its investment policies, and its particular risks can be found in the SAI.

Management

The Funds' investment managers and their affiliates manage $548 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

Franklin Flex Cap Growth Securities Fund

Goal

The Fund's investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies.

A substantial portion of the Fund's investments may be in smaller and mid-size companies.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

When suitable opportunities are available, the Fund may invest in initial public offerings of securities.

In evaluating sector (broad industry) weightings in the Fund’s investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000™ Growth Index. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology).

The Fund invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

Portfolio Selection

The manager uses fundamental, bottom-up research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the manager looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. The manager defines quality companies as those with strong and improving competitive positions in attractive markets. The manager also believes important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. The manager’s valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, the manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares (including shares of an affiliated money market fund), high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and currency devaluations), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater price volatility. The risks of investing in foreign securities typically are greater in less developed or emerging market countries.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which always maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies. Electronic technology and technology services companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in sectors believed to have growth potential. The portfolio managers of the team are as follows:

CONRAD B. HERRMANN, CFA Senior Vice President of Advisers

Mr. Herrmann has been the lead portfolio manager of the Fund since its inception (2005). He has primary responsibility for the investments of the Fund. Mr. Herrmann has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Herrmann may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

MATTHEW J. MOBERG, CPA Vice President of Advisers

Mr. Moberg has been a portfolio manager of the Fund since its inception (2005), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 management fees, before any advance waiver or reduction, were 0.67% of the Fund's average daily net assets. Under an agreement by the investment manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.64% of its average daily net assets to the investment manager for its services. After April 30, 2010, the investment manager may end the waiver arrangement at any time upon notice to the Fund's board of trustees. The investment manager, however, is required by the board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.21	$ 11.22
Income from investment operations:[b]
Net investment income (loss)[c]	-0.01	—[d]
Net realized and unrealized gains (losses)	2.69	-2.98
Total from investment operations	2.68	-2.98
Less distributions from net investment income	-0.01	-0.03
Net asset value, end of year	$ 10.88	$ 8.21
Total return[e]	32.69%	-26.68%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.29%	1.31%
Expenses net of waiver and payments by affiliates	1.03%[g]	1.03%
Net investment income (loss)	-0.11%	-0.06%
Supplemental data
Net assets, end of year (000’s)	$ 218,798	$ 50,268
Portfolio turnover rate	33.64%	32.76%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Real Estate Securities Fund

Goal

The Fund's principal investment goal is high total return.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For purposes of this Fund the real estate sector includes:

  real estate investment trusts (REITs) (defined below) and similar REIT-like entities domiciled outside the U.S.;
  companies qualifying under U.S. federal tax law as REITs; and
  companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

The manager seeks to limit price volatility by investing across markets and property types. The manager also seeks to provide a consistently high level of income.

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. Equity REITs generally receive income from rents received. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities.

Under normal conditions, the Fund expects to invest predominantly in equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

In addition to the Fund's main investments, the Fund may invest in issuers engaged in businesses whose products and services are related to the real estate sector.The Fund also may invest a small portion of its portfolio in debt securities.

The Fund invests predominantly in companies located anywhere in the world that operate in the real estate sector.

Portfolio Selection

The manager is a research driven, fundamental investor. The manager's active investment strategy is centered on the belief that unsynchronized regional economic activity within the global economy provides consistent, attractive return opportunities in the global real estate markets.

When selecting investments for the Fund's portfolio, the manager applies a "bottom-up," value-oriented stock selection process that incorporates macro-level views in the evaluation process. The manager's portfolio construction process combines:

  Bottom-up analysis of individual stock and real estate market fundamentals; and
  Top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price with both the real estate market and general stock market, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Real Estate Securities

By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITs.   Equity REITs may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT's performance depends on the types of and locations of the properties it owns and how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Stocks

In the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund will employ various strategies to hedge a particular currency, but there is no assurance that any such hedging strategy would reduce rather than increase the Fund’s risk. Restrictions on currency trading that may be imposed by developing market countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

Political and economic developments.   Diplomatic and political developments, including regional conflicts, rapid and adverse political changes, social instability, terrorism and war, could adversely affect economies, industries and securities and currency markets, and the value of the Fund’s investments. Terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These developments are extremely difficult, if not impossible, to predict and take into account with respect to management of the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Interest Rate

Rate changes can be sudden and unpredictable. Rising interest rates are likely to have an adverse impact on the securities that the Fund owns, as increasing rates drive up mortgage and financing costs, can restrain construction and buying and selling activity in the real estate market and make other categories of investments more attractive.

Credit

An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Liquidity

Liquidity risk exists when particular securities are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Derivative Securities Including Hedging Instruments

The performance of derivative investments, including hedging instruments, depends, at least in part, on the performance of an underlying asset. Derivative securities involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Non-Diversification

The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer and invest in a smaller number of issuers overall than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

JACK FOSTER Senior Vice President of FT Institutional	Mr. Foster has been a co-lead portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 1987.

DAVID LEVY Portfolio Manager of FT Institutional

David Levy has been a co-lead portfolio manager of the Fund since 2007. Prior to joining Franklin Templeton Investments in 2007, Mr. Levy spent over 16 years at New York Life Investment Management where, since 1997, he was a portfolio manager for New York Life's REIT portfolios.

Mr. Foster and Mr. Levy, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays its investment manager a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009, management fees were 0.80% of average daily net assets. Under a contractual agreement by the manager to limit its fees, the Fund paid 0.62% of its average daily net assets to the manager for its services.

The investment manager has contractually agreed to limit its fees so that the increase in investment management fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager will receive one-fifth of the increase in the rate of the fee. Based on Fund total net assets of $383.9 million on December 31, 2009 it is estimated that the increase in the management fee for the year ending April 30, 2011 will be 0.09%. Beginning in May 1, 2012, the full new investment management fee will then be in effect.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.80	$ 23.34
Income from investment operations:[b]
Net investment income[c]	0.27	0.45
Net realized and unrealized gains (losses)	1.36	-6.89
Total from investment operations	1.63	-6.44
Less distributions from:
Net investment income and net realized foreign currency gains	-1.29	-0.32
Net realized gains	—	-5.78
Total distributions	-1.29	-6.10
Net asset value, end of year	$ 11.14	$ 10.80
Total return[d]	19.01%	-37.28%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.46%	1.43%
Expenses net of waiver and payments by affiliates[f]	1.11%	0.95%
Net investment income	2.78%	3.06%
Supplemental data
Net assets, end of year (000’s)	$ 2	$ 2
Portfolio turnover rate	87.34%	77.28%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Growth and Income Securities Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is to provide current income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and all securities convertible into common stocks. The Fund may also invest up to 20% of its assets in debt securities, as described below. The Fund generally invests between 60% and 80% of its net assets in common stocks, and between 20% and 40% of its net assets in a combination of convertible securities and debt securities.

The Fund attempts to buy equity securities when they are selling at attractive prices according to measurements such as relative dividend yield, book value, revenues and normalized earnings. Using this approach, the Fund seeks to invest in these securities when their prices may be temporarily depressed, and while their dividends can provide current, steady income to cushion against price declines.

An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund's manager emphasizes dividend yield in selecting stocks for the Fund because the manager believes that, over time, dividend income can contribute significantly to total return. The manager also believes that dividend income is often a more consistent source of investment return than capital appreciation. Moreover, stocks with relatively higher dividend yields tend to have less price volatility than stocks that pay out little dividend income, and can provide greater stability of principal.

The Fund's strategy is to invest in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). This results in a unique relative yield range for each company that in turn provides a discipline for determining whether a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, the Fund seeks to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

While the Fund does not concentrate in any one industry, it may make significant investments in the financial services, energy, technology and telecommunications, producer manufacturing, utilities, and healthcare/pharmaceutical sectors. These industry sectors tend to have dividend yield and/or valuation characteristics consistent with the Fund's goal.

A convertible security is generally a debt security or preferred stock that may be converted within a specified period of time into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) (rated BBB or better), Moody's Investors Service (Moody's) (rated Baa or higher) and Fitch Ratings (Fitch) (rated BBB or better) are considered investment grade.Securities rated Ba or lower by Moody's or BB or lower by S&P® are considered to be below investment grade. Convertible securities may fall within the lower-rated categories as determined by securities rating organizations.

The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund may invest up to 20% of its net assets in any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities); and synthetic convertible securities. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.

The Fund does not currently intend to invest more than 10% of its assets in real estate investment trusts (REITs). REITs manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund may invest in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivative instruments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The Fund invests predominantly in equity securities.

Portfolio Selection

The manager invests in a broadly diversified portfolio of equity securities that it considers to be financially strong. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). This results in a relative yield range for each company that can assist the manager in determining whether it believes whether a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, the Fund seeks to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Blend Style Investing

A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline even further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

Income

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Energy companies.   Companies that are involved in oil or gas exploration, production, refining or marketing, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economics, politics and regulation.

Healthcare/Pharmaceutical companies.   The healthcare/ pharmaceutical sector is subject to extensive government regulation and is characterized by strong competition and rapid development of competing products. As these factors impact this sector, the stock prices of companies within this sector may fluctuate significantly over relatively short periods of time.

Technology and telecommunication companies.   Companies in the technology and telecommunications sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies are also subject to government regulations and changes in regulations are among the many factors that can have a material effect on companies in this sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Real Estate Securities

REITs.   Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITS as a whole.

Market

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of securities believed to be undervalued. The portfolio managers of the team are as follows:

ALAN E. MUSCHOTT, CFA Vice President of Advisers	Mr. Muschott has been co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1998.

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been a co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

FRANK FELICELLI, CFA Senior Vice President of Advisers	Mr. Felicelli has been a portfolio manager of the Fund since 1995. He joined Franklin Templeton Investments in 1986.

Mr. Muschott and Mr. Perks, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time. Mr. Felicelli is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.54% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.70	$ 14.16
Income from investment operations:[b]
Net investment income[c]	0.28	0.29
Net realized and unrealized gains (losses)	1.92	-4.18
Total from investment operations	2.20	-3.89
Less distributions from:
Net investment income	-0.45	-0.45
Net realized gains	—	-1.12
Total distributions	-0.45	-1.57
Net asset value, end of year	$ 10.45	$ 8.70
Total return[d]	26.54%	-31.00%
Ratios to average net assets[e]
Expenses[f]	0.95%	0.90%
Net investment income	3.11%	2.82%
Supplemental data
Net assets, end of year (000’s)	$ 4	$ 3
Portfolio turnover rate	51.05%	30.66%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Securities Fund

Goals

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests substantially in high yield, lower-rated debt securities and preferred stocks. Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes called "junk bonds." Investment grade debt securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's). The Fund may buy both rated and unrated debt securities including securities rated below B by Moody's or S&P®.

A debt security represents an obligation of an issuer to repay a loan of money to it and generally provides for the payment of interest. These include bonds, notes, debentures and convertible securities. The Fund may invest in senior and subordinated debt securities. Subordinated debt is more risky because its holder will be paid only after the holders of senior debt securities are paid. The Fund may invest in "zero coupon bonds," which are debt securities that typically pay interest only at maturity rather than periodically during the life of the security and are issued at a significant discount from their principal amount.

The Fund may invest up to 100% of its assets in high yield, lower quality debt securities. These are either securities rated below investment grade (below the top four rating categories) by independent rating organizations such as Standard & Poor’s (S&P) and Moody’s Investors Service (Moody's) or unrated securities the manager determines are of comparable quality. However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered to be below investment grade. The below investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the Fund’s manager determines are of comparable quality.

While the Fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity securities as a result of receiving those securities in a corporate restructuring. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest in securities issued by companies and governments in any foreign country, developed or developing. Foreign securities held by the Fund generally will be denominated in U.S. dollars and traded on U.S. markets.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund may from time to time enter into certain transactions involving derivatives, particularly credit default swap agreements, interest rate swap agreements and currency forwards. The use of credit default swaps and interest rate swaps may allow the Fund to obtain net long or net short exposures to selected credit risks, interest rate or derivatives or for the purposes, of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks related to change in interest rate and other market factors. When used for hedging purposes, a forward contract could be used to protect against possible decline in a currency's value when a security held or to be purchased by the Fund is denominated in that currency. The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund invests substantially in high yield, lower-rated debt securities.

Portfolio Selection

The Fund's manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a "bottom-up" investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments.

In selecting securities for the Fund's investment portfolio, the manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The manager considers a variety of factors, including the issuer's experience and managerial strength, its sensitivity to economic conditions, and its current financial condition.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term debt and money market instruments, including U.S. government securities, money market fund shares, high-grade commercial paper, repurchase agreements and other money market equivalents. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities.   Junk bonds generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Interest Rate

When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and foreign securities traded on U.S. markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.

Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Call

A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

Credit-Linked Securities

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Floating Rate Corporate Loans

The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund’s shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on high yield debt investments. The portfolio managers of the team are as follows:

PATRICIA O'CONNOR, CFA, CPA Vice President of Advisers

Ms. O'Connor has been the lead portfolio manager of the Fund since 2002. She has primary responsibility for the investments of the Fund. Ms. O'Connor has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Ms. O'Connor may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

ERIC G. TAKAHA, CFA Senior Vice President of Advisers

Mr. Takaha has been a portfolio manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 4.67	$ 6.55
Income from investment operations:[b]
Net investment income[c]	0.45	0.39
Net realized and unrealized gains (losses)	1.48	-1.65
Total from investment operations	1.93	-1.26
Less distributions from net investment income	-0.38	-0.62
Net asset value, end of year	$ 6.22	$ 4.67
Total return[d]	42.36%	-21.34%
Ratios to average net assets[e]
Expenses[f]	0.98%	1.01%
Net investment income	7.98%	7.95%
Supplemental data
Net assets, end of year (000’s)	$ 15,105	$ 2,244
Portfolio turnover rate	26.41%	21.75%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Income Securities Fund

Goals

The Fund’s investment goal is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the managers' analysis of the best opportunities for the Fund’s portfolio in a given market.

Debt securities obligate the issuer to repay a loan of money at a future date and generally provides for the payment of interest on the amount borrowed to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's) are considered investment grade. Securities rated Ba or lower by Moody's or BB or lower by S&P® are considered to be below investment grade. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services.

Debt securities in the lower rating categories and unrated securities deemed by the Fund's manager to be of comparable quality generally pay higher yields than more highly rated securities to compensate investors for the greater risk of default or of price fluctuations due to changes in the issuer's creditworthiness. Such lower rated but higher yielding securities are sometimes referred to as "junk bonds." If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Back Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

As of December 31, 2009, approximately 52.6% of the Fund's net assets were invested in lower-rated and comparable quality unrated debt securities The percentage of the Fund's net assets invested in such securities at any given time may vary substantially from this number.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivative instruments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

The Fund normally invests in a diversified portfolio of bonds and stocks in the U.S. and abroad.

Portfolio Selection

The Fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
  the experience and strength of the company's management;
  the company's changing financial condition and market recognition of the change;
  the company's sensitivity to changes in interest rates and business conditions; and
  the company's debt maturity schedules and borrowing requirements.

With respect to debt and equity securities in the utilities industry, the manager considers the effects of the regulatory environment on utilities companies.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the Fund's share price. If interest rates rise, the price of the Fund's debt securities will also fall. Because the value of the Fund's holdings fluctuates in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-rated securities.   Junk bonds generally have more credit risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Stocks

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

Interest Rate

When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Utilities industry.   Utility company equity securities, which are generally purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. In general, all utility companies may face additional regulation and litigation regarding emissions from their power plants; increased costs from new or greater regulation of greenhouse gas emissions; and the need to purchase expensive emissions control equipment due to regulations, all of which may lowering their earnings.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and currency devaluations), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater price volatility.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Borrowings may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, borrowings associated with the TALF Program are non-recourse to the Fund, which should limit some of the risks of leverage.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Market

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Prepayment

Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund’s income, yield and its distributions to shareholders. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment, similar or greater potential for losses in a rising interest rate environment, and greater uncertainty and volatility.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

EDWARD D. PERKS, CFA Senior Vice President of Advisers	Mr. Perks has been the lead portfolio manager of the Fund since 2002. He joined Franklin Templeton Investments in 1992.

CHARLES B. JOHNSON Chairman of Franklin Resources, Inc.	Mr. Johnson has been a portfolio manager of the Fund since 1989 and has been with Franklin Templeton Investments since 1957.

Mr. Perks has primary responsibility for the investments of the Fund. Subject to the general supervision of Mr. Johnson, Mr. Perks has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Perks may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.45% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.49	$ 16.90
Income from investment operations:[b]
Net investment income[c]	0.86	0.87
Net realized and unrealized gains (losses)	3.06	-5.07
Total from investment operations	3.92	-4.20
Less distributions from:
Net investment income	-1.08	-0.86
Net realized gains	—	-0.35
Total distributions	-1.08	-1.21
Net asset value, end of year	$ 14.33	$ 11.49
Total return[d]	35.37%	-26.61%
Ratios to average net assets[e]
Expenses[f]	0.82%	0.82%
Net investment income	6.88%	6.93%
Supplemental data
Net assets, end of year (000’s)	$ 347,733	$ 135,360
Portfolio turnover rate	42.30%	43.89%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Large Cap Growth Securities Fund

Goal

The Fund’s investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000® Index, at the time of purchase. The Russell 1000 consists of the 1,000 largest companies in the Russell 3000™ Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of its most recently available reconstitution, the market capitalizations of companies in the Russell 100 Index ranged from approximately $829 million to $338 billion. and the median market capitalization was approximately $3.4 billion. The index is reconstituted annually.

Under normal market conditions, the Fund invests predominantly in equity securities. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, it may from time to time have substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications and financial services companies.

Growth companies in which the Fund may invest include those that the manager expects to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains or are trading at valuations that the manager believes are attractive relative to their growth rates. These may include companies that generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund invests predominantly in large-cap companies.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Sector Focus

Although the manager does not expect to concentrate the Fund’s investments in any one sector, it may from time to time allocate more of the Fund’s portfolio holdings to a particular sector. To the extent that the Fund focuses on a particular sector, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Technology companies.   Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Healthcare technology companies.   The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

Electronic technology and technology services companies.   These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Communications companies.   The securities of communications companies may experience more price volatility than those of other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in large capitalization growth companies. The portfolio managers of the team are as follows:

KENT SHEPHERD, CFA Senior Vice President of Advisers	Mr. Shepherd has been a co-lead portfolio manager of the Fund since 1999. He joined Franklin Templeton Investments in 1991.

ALEX PETERS, CFA Vice President of Advisers	Mr. Peters has been a co-lead portfolio manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

Mr. Shepherd and Mr. Peters, as co-lead portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.75% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.62	$ 16.05
Income from investment operations:[b]
Net investment income[c]	0.09	0.11
Net realized and unrealized gains (losses)	3.02	-4.34
Total from investment operations	3.11	-4.23
Less distributions from:
Net investment income	-0.16	-0.24
Net realized gains	—	-0.96
Total distributions	-0.16	-1.20
Net asset value, end of year	$ 13.57	$ 10.62
Total return[d]	29.58%	-28.68%
Ratios to average net assets[e]
Expenses[f]	1.16%	1.12%
Net investment income	0.68%	0.84%
Supplemental data
Net assets, end of year (000’s)	$ 4	$ 3
Portfolio turnover rate	71.95%	66.04%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Large Cap Value Securities Fund

Goal

The Fund’s investment goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, large-cap companies are those that are similar in size to those in the Russell 1000® Index at the time of purchase. That index is designed to measure the 1,000 largest companies based on total market capitalization. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $829 million to $338 billion as of its last reconstitution date and the median market capitalization was approximately $3.4 billion. The index is reconstituted annually. The manager generally expects that the Fund's median market capitalization will exceed the index's median market capitalization. The Fund invests predominantly in equity securities.

The Fund will generally invest in equity securities the Fund's manager believes are undervalued and have the potential for capital appreciation. Common stocks, preferred stocks and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services. Following this strategy, the Fund will invest in companies with, for example:

  Stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company's industry or a company's earnings history
  Recent sharp price declines but the potential for good long-term earnings prospects, in the manager's opinion
  Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

A stock price is undervalued, or is a "value," when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a general market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund employs a bottom-up stock selection process and the manager invests in securities without regard to benchmark comparisons.

The Fund invests predominantly in large-capitalization companies.

Portfolio Selection

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this Fund. As a bottom-up investor concentrating primarily on individual securities, the manager seeks fundamentally sound companies that meet the criteria above and attempts to acquire them at attractive prices, often when they are out of favor with other investors. The manager invests in securities without regard to benchmark comparisons. The manager seeks bargains among the “under researched and unloved,” out of favor companies that offer, in the manager’s opinion, attractive long-term potential such as current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager’s opinion, and companies that are or may be potential turnaround candidates or takeover targets.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of large capitalization companies believed undervalued. The portfolio managers of the team are as follows:

WILLIAM J. LIPPMAN President of Advisory Services

Mr. Lippman assumed the duties of lead portfolio manager in 2007 and has been a portfolio manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. Mr. Lippman has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1988.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services

Mr. Baughman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services

Ms. McGee has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services

Mr. Taylor has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 management fees, before any advance waiver or reduction, were 0.75% of the Fund's average daily net assets. Under a contractual agreement by the investment manager to limit its fees until April 30, 2010, and the requirements that the investment manager reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to the investment manager for its services. The investment manager is required by the Fund's board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 7.53	$ 11.07
Income from investment operations:[b]
Net investment income[c]	0.16	0.15
Net realized and unrealized gains (losses)	1.80	-3.69
Total from investment operations	1.96	-3.54
Less distributions from net investment income	-0.15	—
Net asset value, end of year	$ 9.34	$ 7.53
Total return[d]	26.54%	-31.98%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.48%	1.44%
Expenses net of waiver and payments by affiliates	1.00%	1.00%
Net investment income	2.05%	1.83%
Supplemental data
Net assets, end of year (000’s)	$ 4	$ 3
Portfolio turnover rate	15.64%	12.92%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

Franklin Rising Dividends Securities Fund

Goal

The Fund's investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests predominantly in equity securities, primarily common stock. Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;
  increased dividends substantially (at least 100%) over the last 10 years;
  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);
  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and
  attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor's® 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria.

The Fund may invest in equity securities of any size company. In addition to its investments in large capitalization companies, the Fund may invest a significant to substantial amount of its assets in small capitalization companies (companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase) and mid capitalization companies (companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase). As of the last reconstitution date, the market capitalization range of the Russell 2500 Index was $78 million to $3.9 billion and the market capitalization range of the Russell Midcap Index was $829 million to $12.2 billion. The indexes are reconstituted annually.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund, from time to time, may have significant investments in particular sectors such as financial institutions and health care.

The Fund invests predominantly in investments of companies that have paid rising dividends.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. Please note that the manager employs a bottom-up stock selection process and the Fund will invest in securities without regard to the securities normally comprising the benchmark that the Fund uses for performance comparison purposes.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Sector Focus

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies.   Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Health Care Companies   The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments that have paid rising dividends. The portfolio managers of the team are as follows:

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services

Mr. Taylor has been the lead portfolio manager of the Fund since 1996. He has primary responsibility for the investments of the Fund. Mr. Taylor has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Taylor joined Franklin Templeton Investments in 1996.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services

Mr. Baughman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

WILLIAM J. LIPPMAN President of Advisory Services

Mr. Lippman has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services

Ms. McGee has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.63% of the Fund's average daily net assets. Advisory Services had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund. With this reduction, the Fund paid 0.62% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 13.92	$ 18.51
Income from investment operations:[b]
Net investment income[c]	0.13[d]	0.26
Net realized and unrealized gains (losses)	2.24	-4.36
Total from investment operations	2.37	-4.10
Less distributions from:
Net investment income	-0.20	-0.36
Net realized gains	—	-0.13
Total distributions	-0.20	-0.49
Net asset value, end of year	$ 16.09	$ 13.92
Total return[e]	17.22%	-22.82%
Ratios to average net assets[f]
Expenses[g]	1.00%	0.96%
Net investment income	0.64%[d]	1.70%
Supplemental data
Net assets, end of year (000’s)	$ 15	$ 4
Portfolio turnover rate	16.99%	5.39%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Net investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.72%.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

Franklin Small Cap Value Securities Fund

Goal

The Fund’s investment goal is long-term total return.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Small-capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

  Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company's industry or a company's earnings history
  Recent sharp price declines but the potential for good long-term earnings prospects, in the manager's opinion
  Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

A stock price is undervalued, or is a "value," when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund invests predominantly in small-cap companies.

Portfolio Selection

The Fund employs a bottom-up stock selection process and the manager invests in securities without regard to benchmark comparisons.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small cap value companies. The portfolio managers of the team are as follows:

WILLIAM J. LIPPMAN President of Advisory Services	Mr. Lippman has been the lead portfolio manager of the Fund since its inception and became a co-lead in 2007. He joined Franklin Templeton Investments in 1988.

Y. DOGAN SAHIN Portfolio Manager of Advisory Services	Mr. Sahin has been a co-lead portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 2001.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services	Mr. Baughman has been a portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE Vice President of Advisory Services	Ms. McGee has been a portfolio manager of the Fund since its inception. She joined Franklin Templeton Investments in 1988.

DONALD G. TAYLOR, CPA Senior Vice President of Advisory Services	Mr. Taylor has been a portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996.

Mr. Lippman and Mr. Sahin, as co-lead portfolio managers of the Fund have primary responsibility for the investments of the Fund. They have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which they may perform these functions, and the nature of these functions, may change from time to time. Mr. Baughman, Ms. McGee and Mr. Taylor provide research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.52% of the Fund's average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.70	$ 16.42
Income from investment operations:[b]
Net investment income[c]	0.11	0.15
Net realized and unrealized gains (losses)	2.84	-4.42
Total from investment operations	2.95	-4.27
Less distributions from:
Net investment income	-0.21	-0.23
Net realized gains	-0.52	-1.22
Total distributions	-0.73	-1.45
Net asset value, end of year	$ 12.92	$ 10.70
Total return[d]	29.04%	-29.14%
Ratios to average net assets[e]
Expenses[f]	1.03%	1.02%
Net investment income	0.94%	1.27%
Supplemental data
Net assets, end of year (000’s)	$ 28,599	$ 14,850
Portfolio turnover rate	6.68%	16.98%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Small-Mid Cap Growth Securities Fund

Goal

The Fund's investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small cap and mid cap companies. Shareholders will be given at least 60 days' advance notice of any change to this policy. Under normal market conditions, the Fund invests predominantly in equity securities.

For this Fund, small capitalization companies are companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase and mid capitalization companies are companies within the market capitalization range of companies in the Russell Midcap™ Index at the time of purchase. The market range of the Russell 2500 Index was $78 million to $3 million reconstitution date. The Indexes are reconstituted annually. Market capitalization is defined as share price multiplied by the number of shares of common stock outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market capitalization exceeds the small or mid cap measures described above.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology, technology services and electronic technology).

In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund invests its assets predominantly in small-cap and mid-cap companies.

Portfolio Selection

The manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth, quality and valuation.  In seeking sustainable growth characteristics, the manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders.  The manager defines quality companies as those with strong and improving competitive positions in attractive markets.  It also believes that important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation, and returns on capital employed.  In assessing value, the manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification. Conversely, to the extent the Fund limits its exposure to certain sectors, such as biotechnology, it may negatively impact the Fund's performance if such sectors experience greater growth than the sectors in which the Fund more heavily invests.

Technology company stocks can be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies. Electronic technology and technology services companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small and mid-cap companies. The portfolio managers of the team are as follows:

EDWARD B. JAMIESON President, Chief Investment Officer and Director of Advisers

Mr. Jamieson has been the lead portfolio manager of the Fund since 2005. He has primary responsibility for the investments of the Fund. Mr. Jamieson has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Jamieson joined Franklin Templeton Investments in 1987.

JAMES CROSS Portfolio Manager of Advisers

Mr. Cross has been a portfolio manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

MICHAEL MCCARTHY Senior Vice President of Advisers

Mr. McCarthy has been a portfolio manager of the Fund since 1995, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.51% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.50% of its average daily net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 12.02	$ 20.60
Income from investment operations:[b]
Net investment income (loss)[c]	-0.15[d]	0.02
Net realized and unrealized gains (losses)	5.37	-6.24
Total from investment operations	5.22	-6.22
Less distributions from net realized gains	—	-2.36
Net asset value, end of year	$ 17.24	$ 12.02
Total return[e]	43.43%	-34.74%
Ratios to average net assets[f]
Expenses[g]	1.15%	1.11%
Net investment income (loss)	-1.07%[d]	-0.29%
Supplemental data
Net assets, end of year (000’s)	$ 11,029	$ 3,538
Portfolio turnover rate	63.93%	60.12%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Net investment income per share includes approximately $(0.06) per share as a return of capital and capital gain adjustment to previously recorded dividends received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.57)%.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Income Securities Fund

Goals

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among the following general asset classes, and at any given time may have a substantial amount of its assets invested in any one of the classes:

  High yield and investment grade corporate bonds and preferred stocks of issuers located in the U.S. and foreign countries, including emerging market countries
  Developed country (non-U.S.) government and agency bonds
  Emerging market government and agency bonds
  U.S. government and agency bonds
  Mortgage securities and other asset-backed securities
  Floating and variable interest rate investments (which may be issued by corporations or governments and may be asset-backed securities) which are debt securities
  Bank loans and loan participations
  Convertible securities, including bonds and preferred stocks

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. These securities are either rated below investment grade or, if unrated, determined by the Fund’s manager to be of comparable quality. Investment grade debt securities are rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (S&P) and Moody’s Investors Service (Moody's). However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered to be below investment grade. The below-investment grade debt securities the Fund invests in are generally rated at least Caa by Moody’s or CCC by S&P® or are unrated securities the Fund’s manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Floating and variable interest rate investments are debt securities, the rate of interest on which is usually established as the sum of a base lending rate (such as the prime rate of a designated U.S. bank) plus a specified margin.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. In addition to U.S. Treasury notes and bonds, the Fund may also invest in mortgage-backed securities issued by agencies such as Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac), and asset-backed securities such as Small Business Administration obligations (SBA). The timely payment of principal and interest on U.S. Treasury securities and Ginnie Mae pass-through certificates is backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by Fannie Mae, Freddie Mac, and certain other U.S. government-sponsored entities do not carry this guarantee and are backed only by the credit of such agency or instrumentality.

A convertible security is generally a debt obligation or preferred stock of an issuer that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage-backed securities are pass-through securities, which means that they generally provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage loans.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Back Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

The Fund may invest a portion of its assets in bank loans and loan participations.  Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

For purposes of pursuing its investment goals, the Fund may enter into interest rate and credit related transactions involving certain derivative instruments, including interest rate and credit default swaps and bond futures contracts (including U.S. Treasury futures contracts). The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, durations or credit risks. The Fund may also enter into various other transactions involving derivatives, including currency and cross currency forwards, options on currencies (as a purchaser of such options) and currency and currency index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposure to selected currencies. The Fund may use any of the above interest rate or credit-related strategies or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors.

By way of example, the manager might use an interest rate futures contract to help protect against a rise in short-term interest rates by taking a long position in a federal funds futures contract that will appreciate when the Federal Reserve increases its overnight lending rate which may adversely affect the value of the Fund’s short-term debt securities holdings. In addition, the manager might use a bond futures contract to help manage the interest rate risk and duration of the Fund’s portfolio – for example, the Fund could purchase 10 year U.S. Treasury futures contracts to increase the Fund’s sensitively to longer term interest rates. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”). The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets. Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations, credit default swaps on corporate debt or bank loan obligations.

The Fund invests primarily to predominantly in U.S. and foreign debt securities.

Portfolio Selection

The Fund uses an active asset allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the manager's assessment of changing economic, global market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

The Fund's ability to achieve its investment goals depends in part upon the manager's skill in determining the Fund's asset allocation mix and sector weightings. There can be no assurance that the manager's analysis of the outlook for the economy and the business cycle will be correct.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market fund shares, U.S. government securities, high-grade commercial paper, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

Changes in global interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the debt securities in the Fund's portfolio will fall, which may cause the Fund's share price to fall. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

When interest rates rise, fixed-rate debt security prices generally fall. While the opposite is also true, that debt security prices generally rise when interest rates fall, this may be less true for mortgage securities held by the Fund since homeowners may refinance their mortgages when interest rates fall, thus limiting the upside potential of the mortgage securities. In general, securities with longer maturities are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Decreases in interest rates may reduce the income the Fund receives from floating or variable interest rate investments.

Current Credit Market Conditions

The fixed-income and credit markets have recently experienced a period of extreme volatility which has negatively and substantially impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns expanded to include a broad range of mortgage- and asset-backed and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, debt instruments have experienced greater illiquidity, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events may have an adverse effect on price of the securities held by the Fund.

Credit

An issuer of debt securities, including a governmental issuer, may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Issuers of high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Loan risk.   Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. If the Fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

U.S. government securities.   Although many U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Call

A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Currency management strategies.   Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Credit-Linked Securities

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the manager to utilize derivatives when it wishes to do so.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Borrowings may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, borrowings associated with the TALF Program are non-recourse to the Fund, which should limit some of the risks of leverage.

Floating Rate Corporate Loans

The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund’s shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

ERIC G. TAKAHA, CFA Senior Vice President of Advisers

Mr. Takaha has been the lead portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. Mr. Takaha has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Takaha joined Franklin Templeton Investments in 1989.

CHRISTOPHER J. MOLUMPHY, CFA Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio assessment. He joined Franklin Templeton Investments in 1988.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 management fees, before any reductions, were 0.36% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.35% of its average net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.54	$ 12.84
Income from investment operations:[b]
Net investment income[c]	0.66	0.53
Net realized and unrealized gains (losses)	1.94	-1.93
Total from investment operations	2.60	-1.40
Less distributions from:
Net investment income and net foreign currency gains	-0.94	-0.87
Net realized gains	—	-0.03
Total distributions	-0.94	-0.90
Net asset value, end of year	$ 12.20	$ 10.54
Total return[d]	25.52%	-11.69%
Ratios to average net assets[e]
Expenses[f]	0.93%	0.96%
Net investment income	5.78%	5.48%
Supplemental data
Net assets, end of year (000’s)	$ 162,074	$ 59,766
Portfolio turnover rate	56.19%	47.68%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton VIP Founding Funds Allocation Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Principal Investment Policies and Practices

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in a combination of Class 1 shares of the Franklin Income Securities Fund (33 1/2%), Mutual Shares Securities Fund (33 1/2%) and Templeton Growth Securities Fund (33 1/2%) (underlying funds). The Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The administrator rebalances the Fund’s investments in the underlying funds periodically and may recommend to the Fund’s Board additional or different underlying funds for investment (without the approval of shareholders). The investment policies of the underlying funds are summarized in the section below entitled "Information about the Underlying Funds."

The Fund seeks to maintain equal investments in each of the three underlying funds.

The Fund invests in three other series of the Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

Rebalancing and Fund Performance

The investment results of the underlying funds will vary. Because of this, the Fund's administrator will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations. Also, the performance and income distributions of the Fund will differ from the performance and income distributions of the underlying funds as a result of the small variations in the Fund's allocations and any cash it holds, as well as Fund expenses.

Commodity Exchange Act Exclusion

The Fund and the underlying funds have each claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager of an underlying fund believes that market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or nearly all of the underlying fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations and money market fund shares. In these circumstances, the underlying fund may be unable to pursue its investment goal and the Fund may be unable to pursue its investment goal with respect to the portion of its assets invested in such underlying fund.

Information about the Underlying Funds

Franklin Income Securities Fund   The fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in debt and equity securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. It seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, financials, energy, healthcare and telecommunications. The fund may also invest in convertible securities, including enhanced convertible securities and synthetic convertible securities. It may invest up to 100% of its assets in debt securities that are either rated below investment grade or, if unrated, determined by the fund's manager to be of comparable quality, either directly or through depositary receipts, and may invest in forward currency contracts. The fund may invest a portion of its assets in foreign securities. It ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs). The fund may also invest a small portion of its assets in secured and unsecured corporate bank loans and loan participations.

Mutual Shares Securities Fund   The fund's principal investment goal is capital appreciation and its secondary goal is income. Under normal market conditions, the fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the fund invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. It invests the equity portion of its portfolio primarily to predominantly in companies with market capitalization values greater than $5 billion. It also may invest a portion or significant amount of its assets in small capitalization companies. While the fund generally purchases securities for investment purposes, its manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit. The fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. The fund may attempt to hedge against market risk using a variety of derivatives. The Fund may also engage from time to time in an "arbitrage" strategy.

Templeton Growth Securities Fund   The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets and in depositary receipts. It may from time to time have significant investments in particular countries or in particular sectors. In addition to its main investments, depending upon current market conditions, the fund may invest a portion of its net assets in debt securities of companies and governments located anywhere in the world. In order to increase income to the fund, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

Risks of Investing in the Underlying Funds

The value of an investment in the Fund is based primarily on the performance of the underlying funds. Because the prices of the underlying funds' securities fluctuate with market conditions (the range of fluctuation depends upon the types of securities an underlying fund owns and the markets in which it trades) the value of your investment will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Because the Fund invests in underlying funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term. These price movements may result from factors affecting individual companies or industries or the securities market as a whole.  A slower growth or recessionary economic environment, can cause the stock prices of various stocks held by an underlying fund to decline.

Value Style Investing

Certain underlying funds may use a value style of investing. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. A value manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster-growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Foreign Securities

Each Fund will indirectly be subject to the following risks to the extent that an underlying fund invests in foreign securities. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   An underlying fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Credit

An issuer of securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Interest Rate

Because the Fund invests in underlying funds that invest in debt securities, the Fund’s investments are subject to interest rate risk.  Interest rate changes can be sudden and unpredictable.  An underlying fund’s distributions to its shareholders may decline when interest rates fall, since an underlying fund can only distribute what it earns.  Debt securities tend to lose market value when interest rates rise and increase in value when interest rates decline.  In general, securities with longer maturities or lower coupons are more sensitive to these rate changes.  Increases in interest rates also may have an adverse effect on the issuers in which an underlying fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when an underlying fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Risk Arbitrage Securities and Distressed Companies

The Mutual Shares Securities Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are those of companies that are involved in restructuring such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the manager believes are cheap relative an economically similar security of another or the same company. A merger, tender or exchange offer, or other corporate restructuring proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Convertible Securities

Underlying funds, particularly the Franklin Income Securities Fund, may invest in convertible securities.  The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

Derivative Investments

To the extent an underlying fund participates in the following derivative transactions: option transactions, foreign currency exchange transactions, futures contracts, swap agreements and collateralized mortgage obligations, its investment may involve a small investment relative to the amount of risk assumed. Derivative securities involve cost and may be volatile. To the extent the underlying fund enters into these transactions, their successful use will depend on the underlying funds manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates.

Hedging Instruments

Underlying funds, in particular the Mutual Shares Securities Fund, may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager's opinion, it would be advantageous. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold.

Underlying funds, in particular the Mutual Shares Securities Fund, may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depends, at least in part, on the value and performance of an underlying asset. An underlying fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent an underlying fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss on any premium paid to enter into the transaction, delivery failure or default by any other party, or inability to close out its position because the trading market becomes illiquid.

Sector Focus

Although the underlying funds do not currently concentrate their investments in any one sector, each underlying fund may from time to time have significant investments in particular countries or in particular sectors. To the extent that an underlying fund has significant investments in one or a few sectors or countries, the underlying fund, and the Fund, will be subject to more risk than a fund that maintains broad sector and country diversification.

Securities Lending

Underlying funds may lend securities.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Administration

Franklin Templeton Services, LLC (FT Services), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's administrator. FT Services is a wholly owned subsidiary of Templeton Worldwide, Inc., which is a wholly owned subsidiary of Franklin Resources, Inc.

Fund Administration Agreement and Services

Under the Fund Administration Agreement, FT Services provides certain administrative services and facilities for the Fund. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports and monitoring compliance with regulatory requirements. FT Services also monitors the percentage of the Fund's assets allocated to the underlying funds and seeks to rebalance the Fund's portfolio whenever the percentage of assets allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage.

FT Services may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc. (Advisers), in monitoring the underlying funds and the Fund's investment in the underlying funds. FT Services makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

The Fund does not receive rule 12b-1 service or distribution fees from any of the underlying funds in connection with its investments in them.

T. ANTHONY COFFEY, CFA Vice President of Advisers	Mr. Coffey oversees the rebalancing process on behalf of FT Services. He joined Franklin Templeton Investments in 1989.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund's SAI provides additional information about Mr. Coffey's compensation, other accounts he manages or oversees and his ownership of Fund shares.

Administration Fees

For the fiscal year ended December 31, the Fund paid FT Services a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services.

The Fund, as a shareholder in the underlying funds, indirectly bears its proportionate share of any management fees and other expenses paid by the underlying funds. The investment manager and the management fee of each of the underlying funds, based on each underlying fund's average net assets for the fiscal year ended December 31, are listed below:

Underlying Fund	Manager	Annual Fee Rate
Franklin Income Securities Fund	Advisers	0.45%
Mutual Shares Securities Fund	Franklin Mutual Advisers, LLC	0.60%
Templeton Growth Securities Fund	Templeton Global Advisors, Limited	0.74%

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 5.62	$ 8.65
Income from investment operations:[b]
Net investment incomec, [d]	0.23	0.19
Net realized and unrealized gains (losses)	1.46	-2.87
Total from investment operations	1.69	-2.68
Less distributions from:
Net investment income	-0.17	-0.18
Net realized gains	—	-0.17
Total distributions	-0.17	-0.35
Net asset value, end of year	$ 7.14	$ 5.62
Total return[e]	30.06%	-30.81%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.47%	0.48%
Expenses net of waiver and payments by affiliates[g]	0.45%	0.48%
Net investment income[d]	3.81%	3.46%
Supplemental data
Net assets, end of year (000’s)	$ 1,424,479	$ 263,001
Portfolio turnover rate	4.23%	22.09%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70%.or the year ended December 31, 2009.

Franklin U.S. Government Fund

Goal

The Fund’s investment goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests primarily in fixed and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

In addition to Ginnie Maes, the Fund may invest in mortgage-backed and other securities issued or guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), or other U.S. government-sponsored entities. The Fund also may invest in U.S. government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority (TVA). Finally, the Fund may invest in U.S. Treasury bonds, notes and bills. Securities issued or guaranteed by Fannie Mae, Freddie Mac, TVA and certain other U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

Debt securities in which the Fund invests may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the Fund are typically those which are issued or created by the U.S. government or its agencies, where the interest coupons have been "stripped off" a bond and the rights to principal and interest payments are sold separately.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may acquire securities on a "when-issued," "delayed delivery" or "to-be-announced" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

The Fund may also invest in repurchase agreements collaterailized by U.S. government securities.

In addition, the Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale. The Fund will invest only in covered mortgage dollar rolls, meaning that the Fund establishes a segregated account with liquid securities equal in value to the securities it will repurchase.

The Fund invests predominantly in U.S. government securities.

Portfolio Selection

The manager generally buys, and holds, high quality income securities. Using this straightforward approach, the manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities.

Temporary Investments

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. If rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, which may reduce the Fund's income and yield. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall though this may be less true for Ginnie Maes since homeowners may refinance their mortgages when interest rates fall, thus limiting the potential of the Finnie Maes to appreciate in value. Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In general, securities with longer maturities usually are more sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

Mortgage-Backed Securities

Mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgages or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases, for example, as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund’s income. For this reason, mortgage-backed securities generally are less effective than other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than some other investments with similar maturities. A reduction in the anticipated rate of principal payments, which is most likely to occur during periods of rising interest rates, typically will increase the effective maturity of mortgage-backed securities. This makes them more susceptible than other debt securities to a decline in market value when interest rates rise. Issuers may also have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Credit

Although many U.S. government-sponsored entities, such as Fannie Mae, Freddie Mac and the Tennessee Valley Authority, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund's portfolio and increase the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the Fund's portfolio turnover rate.

When-Issued, Delayed Delivery and To-Be-Announced Purchases

Purchases of securities on a when-issued, delayed delivery or to-be-announced basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by the following dedicated professional focused on investments in U.S. government securities:

PAUL W. VARUNOK Portfolio Manager of Advisers

Mr. Varunok has been the portfolio manager of the Fund since 2004. He has primary responsibility for the investments of the Fund. Mr. Varunok has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

PATRICK KLEIN, PH.D Research Analyst of Advisers

Mr. Klein has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.49% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 13.15	$ 13.19
Income from investment operations:[b]
Net investment income[c]	0.47	0.45
Net realized and unrealized gains (losses)	-0.09	0.18
Total from investment operations	0.38	0.63
Less distributions from net investment income	-0.50	-0.67
Net asset value, end of year	$ 13.03	$ 13.15
Total return[d]	2.98%	5.14%
Ratios to average net assets[e]
Expenses	0.88%	0.88%[f]
Net investment income	3.56%	4.19%
Supplemental data
Net assets, end of year (000’s)	$ 5	$ 5
Portfolio turnover rate	27.51%	17.06%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Mutual Global Discovery Securities Fund

Goals

The Fund’s investment goal is capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio primarily to predominantly in mid and large capitalization companies with the remaining portion of its equity portfolio in smaller companies. For these purposes, mid and large capitalization companies are considered to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) greater than $1.5 billion.

While the Funds generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes a Fund may benefit.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign investments, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion of its assets in securities of emerging market countries.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund invests primarily to predominantly in equity securities of U.S. and foreign companies the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Debt securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited (FTIML), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund' s sub-advisor. Investment Management provides Franklin Mutual with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

PETER LANGERMAN Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman has been a co-lead portfolio manager since 2009. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

PHILIPPE BRUGERE-TRELAT Executive Vice President of Franklin Mutual	Mr. Brugere-Trelat has been a co-lead portfolio manager of the Fund since 2009. He joined Franklin Templeton Investments in 2004. Previously, he was president and portfolio manager of Eurovest.

As co-lead portfolio managers of the Fund, Mr. Langerman and Mr. Brugere-Trelat have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 16.07	$ 22.50
Income from investment operations:[b]
Net investment income[c]	0.11[d]	0.09
Net realized and unrealized gains (losses)	3.56	-5.14
Total from investment operations	3.67	-5.05
Less distributions from:
Net investment income	-0.24	-0.52
Net realized gains	-0.48	-0.86
Total distributions	-0.72	-1.38
Net asset value, end of year	$ 19.02	$ 16.07
Total return[e]	23.19%	-23.48%
Ratios to average net assets[f]
Expensesg, [h]	1.41%	1.33%
Expenses - excluding dividend expense on securities sold short[h]	1.32%	1.32%
Net investment income	0.72%[d]	1.47%
Supplemental data
Net assets, end of year (000’s)	$ 59,178	$ 23,981
Portfolio turnover rate	43.35%	22.76%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Net investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.91%. See Note 7.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

h. Benefit of expense reduction rounds to less than 0.01%.

Mutual International Securities Fund

Goals

The Fund's principal investment goal is capital appreciation, which may occasionally be short term. Its secondary goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of non-U.S. issuers.  The manager focuses the Fund’s investments on securities believed to be available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. The Fund may invest the remaining portion of its equity investments in smaller companies.

The Fund invests primarily in securities of Asian and European companies that the manager believes are undervalued.

The Fund defines Asian companies as issuers (i) organized under the laws of, or (ii) the principal business operations of which are located in, or (iii) that earn at least 50% of their revenue from, Asian countries. For purposes of the Fund’s investments, Asian countries means Australia, China (including Hong Kong and Taiwan), Japan, New Zealand, North Korea, South Korea and all of the countries that are members of the Association of Southeast Asian Nations. Some of these countries are considered to be emerging market countries. The Fund currently intends to make its investments in Asian issuers primarily in securities of those in more developed markets such as Australia, Hong Kong, Japan,New Zealand, South Korea, Singapore and Taiwan.

The Fund defines European companies as issuers (i) organized under the laws of, or (ii) whose principal business operations are located in, or (iii) who earn at least 50% of their revenue from, European countries. For purposes of the Fund's investments, European countries means all of the countries that are members of the European Union, the United Kingdom, Scandinavia, Eastern and Western Europe, and those regions of Russia and the former Soviet Union that are considered part of Europe. The Fund currently intends to make its investments in European issuers primarily in securities of issuers in Western Europe and Scandinavia.

The Fund normally invests in securities from at least five different countries although, from time to time, it may invest all of its assets in issuers in a single country. The Fund also may invest up to 20% of its total assets in securities of U.S. issuers, and securities of issuers from the Middle East and the remaining regions of the world.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund's investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities (sometimes called "junk bonds"), comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, in addition to generating income.

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund invests primarily in securities of Asian and European companies that the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund's assets invested in cash, direct or indirect U.S. and non-U.S. government or agency issued securities, or high quality short-term, money market instruments or corporate debt, when the manager believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary or desirable to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below what is believed to be their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors or seeks to maintain liquidity, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner in U.S. or non-U.S. dollar denominated short-term investments, including cash and/or the cash equivalents described above. In these circumstances, the Fund may be unable to achieve its investment goals.

Principal Risks

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and foreign securities traded on U.S. markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund will employ various strategies to hedge a particular currency, but there is no assurance that any such hedging strategy would reduce rather than increase the Fund’s risk. Restrictions on currency trading that may be imposed by developing market countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Region.   Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the Asian and European regions and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in Asian and European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings.

Limited markets.

Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Junk bonds and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Derivative Instruments

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts, where available and when, in the manager's opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively "currency contracts") may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund's use of a currency hedging program will result in lower returns than if no currency hedging program were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Short Sales

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lending broker may request the borrowed stocks be returned to it on short notice, at a time when, in order to return them, the Fund may have to buy the borrowed stocks at an unfavorable price. If this occurs at a time when other short sellers of the same stock also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale by buying borrowed stocks at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of undervalued securities in Asian and European countries. The portfolio managers of the team are as follows:

PHILIPPE BRUGERE-TRELAT Executive Vice President of Franklin Mutual

Mr. Brugere-Trelat has been a co-lead portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 2004. Previously, he was president and portfolio manager of Eurovest.

ANDREW SLEEMAN, CFA Portfolio Manager of Franklin Mutual

Mr. Sleeman has been a co-lead portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 2007. Previously, he was with Fox-Pitt, Kelton, a financials specialist firm, where he focused on international financial equities. Prior to that, he worked in international equities at BNP Paribas. He also worked in Australia in the fixed income division of JP Morgan Investment Management.

The portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. The fee is equal to an annual rate of:

  0.80% of the value of net assets up to and including $4 billion;
  0.77% of the value of net assets over $4 billion up to and including $7 billion;
  0.75% of the value of net assets over $7 billion up to and including $10 billion; and
  0.73% of the value of net assets over $10 billion.
A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Period Ended December 31, 2009[a]

Per share operating performance(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations:[b]
Net investment income[c]	0.07
Net realized and unrealized gains (losses)	2.29
Total from investment operations	2.36
Less distributions from:
Net investment income	-0.12
Net realized gains	-0.43
Total distributions	-0.55
Net asset value, end of period	$ 11.81
Total return[d]	23.76%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliatesf, [g]	8.71%
Expenses net of waiver and payments by affiliatesf, [g]	1.31%
Expenses - excluding dividend expense on securities sold short:
Expenses before waiver and payments by affiliates[f]	8.70%
Expenses net of waiver and payments by affiliates[f]	1.30%
Net investment income	1.17%
Supplemental data
Net assets, end of period (000’s)	$ 1,181
Portfolio turnover rate	41.84%

a. For the period June 15, 2009 (commencement of operations) to December 31, 2009.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

Mutual Shares Securities Fund

Goals

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

  Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

  Risk Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.
  Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies.

While the Fund generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund invests primarily in U.S. and foreign equity securities of companies the manager believes are undervalued.

Portfolio Selection

The manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S. stocks, historically as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Style Investing

Value securities may not increase in price as anticipated by the manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the manager believes will increase a security’s market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Lower-Rated and Unrated Debt Securities

Debt securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Hedging Instruments

The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Derivative Securities

The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. Some derivatives are particularly sensitive to changes in interest rates. Futures, forward contracts, swaps and options contracts are considered derivative investments since their value depends on the value or performance of an underlying asset or reference instrument. Derivative investments involve costs, may be volatile and may involve a small investment relative to the risk assumed. Their successful use may depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates. The risk of loss to the Fund for a swap transaction on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive; if the Fund is obligated to pay the net amount, the Fund's risk of loss is limited to the net amount.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

PETER LANGERMAN Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman assumed the duties of lead portfolio manager of the Fund when he rejoined Franklin Templeton Investments in 2005 and became a co-lead portfolio manager in 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

F. DAVID SEGAL Portfolio Manager of Franklin Mutual

Mr. Segal assumed the duties of co-lead portfolio manager with Mr. Langerman in 2007 and had been a portfolio manager of the Fund since joining Franklin Templeton Investments in 2002. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

DEBBIE TURNER, CFA Portfolio Manager of Franklin Mutual	Ms. Turner has been a portfolio manager of the Fund since 2001 and has been with Franklin Templeton Investments since 1996.

As co-lead portfolio managers of the Fund, Mr. Langerman and Mr. Segal have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Turner provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For fiscal year ended December 31, 2009 the Fund paid 0.60% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.88	$ 18.91
Income from investment operations:[b]
Net investment income[c]	0.19[d]	0.17
Net realized and unrealized gains (losses)	2.87	-5.90
Total from investment operations	3.06	-5.73
Less distributions from:
Net investment income	-0.28	-0.57
Net realized gains	—	-0.73
Total distributions	-0.28	-1.30
Net asset value, end of year	$ 14.66	$ 11.88
Total return[e]	25.94%	-32.12%
Ratios to average net assets[f]
Expensesg, [h]	1.13%	1.08%
Expenses - excluding dividend expense on securities sold short[h]	1.07%	1.08%
Net investment income	1.50%[d]	1.81%
Supplemental data
Net assets, end of year (000’s)	$ 141,446	$ 57,266
Portfolio turnover rate	49.33%	44.11%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Net investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.73%. See Note 7.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

h. Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Securities Fund

Goal

The Fund's investment goal is long-term capital appreciation.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

Emerging markets (also known as "developing markets") investments generally include equity securities that trade in such markets or are issued by companies that derive at least 50% of total revenue from goods or services produced, or sales made, or that have their principal activities or considerable assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries. The Fund may also invest up to 15% of its net assets in illiquid securities.

An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services. The Fund's investments in equity securities may include investments in the securities of smaller companies. The Fund also invests in American, Global, and European Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation. The Fund may also invest up to 10% of its total assets in shares of exchange-traded funds to gain exposure to certain segments of the equity markets while maintaining liquidity. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, such as oil and gas, metals and mining, energy, commodity companies, financial institutions and utilities.

The Fund invests predominantly in emerging market investments.

Portfolio Selection

The manager's investment philosophy is "bottom-up," value-oriented, and long-term, focusing on the market price of a company's securities relative to the manager's evaluation of the company's potential long-term (typically five years) earnings, asset value and cash flow potential. In choosing investments, the Fund's manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered. The manager invests in securities without regard to benchmark comparisons.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by affiliates of the manager, short-term U.S. and foreign government securities, short-term high grade commercial paper, bank obligations, and repurchase agreements denominated in the currency of any nation. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Developing market countries.   The Fund's investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

  Political and social uncertainty (for example, regional conflicts and risk of war)
  Currency exchange rate volatility
  Pervasiveness of corruption and crime
  Delays in settling portfolio transactions
  Risk of loss arising out of systems of share registration and custody
  Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets which are generally considered to be liquid may become illiquid for short or extended periods.
  Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.
  Currency and capital controls
  Inflation, deflation or currency devaluation
  Greater sensitivity to interest rate changes

All of these factors make prices of securities of developing market companies generally more volatile than equity securities of companies in developed markets, and increase the risk of loss to the Fund.

The definition of developing market countries or companies as used in this prospectus may differ from the definition of the same terms as used in other Franklin Templeton fund prospectuses.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard, #38-03, Suntec Tower 1, Singapore 038987, is the Fund's investment manager. Asset Management has a branch office in Hong Kong.

The Fund is managed by a team of dedicated professionals focused on investments in emerging or developing market securities. The portfolio managers of the team are as follows:

MARK MOBIUS PH.D. Managing Director of Asset Management

Dr. Mobius has been the lead portfolio manager of the Fund since inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

TOM WU Director of Asset Management

Mr. Wu has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

DENNIS LIM Co-Chief Executive Officer and Director of Asset Management

Mr. Lim has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund's assets. For the fiscal year ended December 31, 2009 the management fee, before any reduction, was 1.25% of the Fund's average daily net assets. Asset Management had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund. With this reduction, the Fund paid 1.24% of its average daily net assets to Asset Management for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.09	$ 14.88
Income from investment operations:[b]
Net investment income (loss)[c]	0.09	-0.33
Net realized and unrealized gains (losses)	4.00	-5.65
Total from investment operations	4.09	-5.98
Less distributions from:
Net investment income	-0.35	-0.37
Net realized gains	-0.03	-2.44
Total distributions	-0.38	-2.81
Redemption fees[d]	—	—
Net asset value, end of year	$ 9.80	$ 6.09
Total return[e]	72.45%	-48.66%
Ratios to average net assets[f]
Expenses[g]	1.80%	1.87%
Net investment income	1.29%	1.17%
Supplemental data
Net assets, end of year (000’s)	$ 26,362	$ 7,208
Portfolio turnover rate	56.58%[h]	75.11%[h]

a. For the period February 29, 2008 (effective date) to December 31, 2008

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

h. Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

Templeton Foreign Securities Fund

Goal

The Fund's investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion and may invest a portion to a significant amount in smaller companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The Fund, from time to time, may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

Depending upon current market conditions, the Fund may invest in debt securities of countries and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

The Fund invests predominantly in issuers located outside the U.S., including those in emerging markets.

Portfolio Selection

When choosing equity investments for this Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, including shares of money market funds managed by the manager or its affiliates, or short-term debt securities. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Depositary Receipts are subject to many of the same risks as an investment in stocks. Global and European Depositary Receipts are also subject to foreign securities risks, including currency exchange rate risk.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country, Sector or Industry Focus

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Interest Rate

To the extent the Fund invests in debt securities, when interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on global investments of issuers outside the U.S. The portfolio managers of the team are as follows:

PETER A. NORI, CFA Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

Mr. Nori has been the lead portfolio manager of the Fund since 1999. He has primary responsibility for the investments of the Fund. Mr. Nori has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Nori joined Franklin Templeton Investments in 1987.

TINA SADLER, CFA Vice President / Portfolio Manager - Research Analyst of Investment Counsel

Ms. Sadler has been a portfolio manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

GARY P. MOTYL, CFA President of Investment Counsel

Mr. Motyl has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1981.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Investment Counsel a fee for managing the Fund's assets. For fiscal year ended December 31, 2009 the management fee, before any reduction, was 0.64% of the Fund's average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.63% of its average daily net assets to Investment Counsel for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.91	$ 18.90
Income from investment operations:[b]
Net investment income[c]	0.21	0.15
Net realized and unrealized gains (losses)	3.37	-6.08
Total from investment operations	3.58	-5.93
Less distributions from:
Net investment income	-0.42	-0.45
Net realized gains	-0.48	-1.61
Total distributions	-0.90	-2.06
Redemption fees[d]	—	—
Net asset value, end of year	$ 13.59	$ 10.91
Total return[e]	36.84%	-35.15%
Ratios to average net assets[f]
Expenses[g]	1.13%	1.12%
Net investment income	1.93%	2.47%
Supplemental data
Net assets, end of year (000’s)	$ 48,501	$ 14,287
Portfolio turnover rate	22.50%	18.27%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Bond Securities Fund

Goals

The Fund’s investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds. Shareholders will be given at least 60 days' advance notice of any change to this policy. "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures.

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's manager to be comparable. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest without limits in emerging markets.

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options), and currency and currency index futures contracts. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) and options on such contracts, swap agreements (which may include interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors. By way of example, when the manager believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a “cross-hedge,” is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. A cross-hedge will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Fund may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Fund may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Fund assets from exposure to the market. In addition, the Fund may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Fund and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund invests mainly in debt securities of governments, government agencies and companies located around the world, including a significant amount in emerging markets.

Portfolio Selection

The manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, short-term bank time deposits, bankers' acceptances and money market fund shares. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities, to maintain liquidity or to segregate on the Fund's books in connection with its forward currency, currency or interest rate futures positions. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of all the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Interest Rate

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund normally invests because they may find it difficult to make interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Currency management strategies.   Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Credit

An issuer of bonds may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities.   Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Issuers issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the manager to utilize derivatives when it wishes to do so.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

Non-Diversification

The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer and invest in a smaller number of issuers overall than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

Portfolio Turnover

The manager may rebalance the Fund’s portfolio from time to time to keep interest rate risk, country allocations, and bond maturities at desired levels, which may cause the Fund’s portfolio turnover rate to be high. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

MICHAEL HASENSTAB PH.D. Senior Vice President of Advisers

Dr. Hasenstab has been the portfolio manager of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.47% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.37	$ 18.00
Income from investment operations:[b]
Net investment income[c]	0.93	0.66
Net realized and unrealized gains (losses)	2.00	-0.64
Total from investment operations	2.93	0.02
Less distributions from net investment income and net foreign currency gains	-2.69	-0.65
Redemption fees[d]	—	—
Net asset value, end of year	$ 17.61	$ 17.37
Total return[e]	18.58%	0.26%
Ratios to average net assets[f]
Expenses[g]	0.89%	0.93%
Net investment income	5.38%	4.31%
Supplemental data
Net assets, end of year (000’s)	$ 108,910	$ 43,069
Portfolio turnover rate	20.84%	28.46%
a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Amount rounds to less than $0.01 per share.

e. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

f. Ratios are annualized for periods less than one year.

g. Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Securities Fund

Goals

The Fund’s investment goal is long-term capital growth.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily to predominantly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The Fund also invests in depositary receipts. These are certificates typically issued by a bank or trust company that give the holders the rights to receive securities issued by a foreign or domestic bank.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may from time to time have significant investments in particular countries or in particular sectors.

In addition to its main investments, depending upon current market conditions, the Fund may invest a portion of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund invests primarily in stocks of U.S. and foreign companies, including those in emerging markets.

Portfolio Selection

When choosing equity investments for this Fund, the manager applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Commodity Exchange Act Exclusion

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund's principal risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the manager believes will increase the price of the security do not occur. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Value Style Investing

Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

The Fund's policy of investing a portion of its assets in securities that may be out of favor, including turnarounds, cyclical companies and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Foreign Securities

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

To the extent the Fund does not hedge, or unsuccessfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments.   The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices.   Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information.   Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets.   The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country or Sector Focus

To the extent that the Fund focuses on particular countries or sectors from time to time, the Fund may carry greater risk of adverse developments in a country sector than a fund that invests in a wide variety of countries or sectors.

Securities Lending

The Fund's loans of portfolio securities may not exceed 30% of the value of the Fund's total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Interest Rate

Prolonged or significant interest rate increases have historically had an adverse impact on equity markets in countries affected by such increases. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, debt securities with longer maturities are most sensitive to these prices changes.

Credit

An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Management

Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager.

Under an agreement with Global Advisors, Templeton Asset Management Limited (Asset Management), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund's sub-advisor. Asset Management provides Global Advisors with investment management advice and assistance.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

ALAN CHUA, CFA Portfolio Manager of Asset Management

Mr. Chua has been the lead portfolio manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. Mr. Chua has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

CINDY L. SWEETING, CFA President, Chairman and Director of Global Advisors

Ms. Sweeting has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2009 the Fund paid 0.75% of its average daily net assets to Global Advisors for its services.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund is available in the Fund's semiannual report to shareholders for the six-month period ended June 30.

Financial Highlights

This table presents the financial performance of Class 4 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class 4	Year Ended December 31,
	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 8.31	$ 14.08
Income from investment operations:[b]
Net investment income[c]	0.14	0.09
Net realized and unrealized gains (losses)	2.36	-4.73
Total from investment operations	2.50	-4.64
Less distributions from:
Net investment income	-0.31	-0.26
Net realized gains	—	-0.87
Total distributions	-0.31	-1.13
Net asset value, end of year	$ 10.50	$ 8.31
Total return[d]	30.98%	-35.79%
Ratios to average net assets[e]
Expenses[f]	1.14%	1.13%
Net investment income	1.65%	2.29%
Supplemental data
Net assets, end of year (000’s)	$ 56,218	$ 24,877
Portfolio turnover rate	14.95%	18.37%

a. For the period February 29, 2008 (effective date) to December 31, 2008.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

Additional Information, All Funds

Regulatory Update

In 2003 and 2004, multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment advisor subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc., and have been consolidated for pretrial purposes, along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.’s Form 10-Q or Form 10-K filings with the U.S. Securities and Exchange Commission.

DEALER COMPENSATION

Franklin Templeton Distributors, Inc. (Distributors) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers); such financial support may be made by payments from Distributors' and/or its affiliates' resources, including from Distributors' retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with VIP Qualifying Dealers' efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors and/or its affiliates may pay or allow other promotional incentives or payments to dealers. Sale of shares of the Funds, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Funds' portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by VIP Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your VIP Qualifying Dealer. While your insurance company's fees and charges are generally disclosed in the insurance contract prospectus, your VIP Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus. Additional disclosure may be included in the insurance contract prospectus.

PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures regarding the release of portfolio holdings information for each Fund of the Trust (collectively the Fund) is also available in the Trust's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

STATEMENTS AND REPORTS

Contract Owners should receive financial reports for the Fund related to their Contract from the sponsoring Insurer every six months.

ADMINISTRATIVE SERVICES

Franklin Templeton Services, LLC provides business administration services and facilities for the Fund and makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund (sometimes referred to as, “the Fund”) intends to pay income dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Please refer to the Fund’s prospectus for additional information about the Fund's distributions.

TAX CONSIDERATIONS

The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each Fund expects to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the assets, income and distributions of the Fund are considered separately for purposes of determining whether the Fund qualifies as a regulated investment company. If the Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders. Additionally, each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code.

For federal income tax purposes, the insurance companies and their separate accounts are treated as the owners of the shares of the Fund selected as an investment option rather than the purchasers of a variable annuity contract or variable life insurance policy (variable contracts). In light of the tax-favored status of life insurance company separate accounts, there should be no adverse federal income tax consequences to them as a result of their buying, holding, exchanging or selling Fund shares or on their receipt of Fund distributions, subject to applicable limitations under the Code.

Shares of the Fund must be purchased by investors through variable contracts issued by life insurance companies. As a result, it is anticipated that any income dividends or capital gains distributions paid by the Fund will be exempt from current taxation to the purchaser of such variable contracts if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Fund are offered.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances and about any tax consequences before making an investment in the Fund.

Fund Account Information

Buying Shares

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). When shares of the Fund are investment options of Contracts, separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of the Fund. Shares of the Fund may also be purchased by other mutual funds (Funds of Funds).

Shares of the Fund are sold at net asset value (NAV). When sold in connection with Contracts, the Fund correspond with the investment options offered by the Insurer to Contract Owners. The board of trustees monitors the Fund for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select the Fund as an investment option.

Contract Owners' payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we or our designees receive the request in proper form. Please refer to your Contract prospectus or other disclosure document for further information. The Fund does not issue share certificates.

Selling Shares

An Insurer that holds shares of the Fund in connection with a Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Contract.

Exchanging Shares

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund, for interests in sub-accounts that correspond with shares of other classes or Fund, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Funds discourage short-term or excessive trading and may seek to restrict or reject such trading (please see "Market Timing Trading Policy," below).

Market Timing Trading Policy

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally.   The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as "market timing," and asks its Fund of Fund investors and participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their financial advisors. The Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences.   If information regarding trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer or a Fund of Funds may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers.   As a Contract Owner you are also subject to this policy. An Insurer's order for purchases and/or redemptions pursuant to a Contract Owner's instructions (including purchases and/or redemptions by an exchange or transfer between the Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). A Fund of Fund's order for purchases and/or redemptions pursuant to its investors' instructions are also submitted pursuant to Aggregated Orders. While the Fund will encourage Insurers and Funds of Funds to apply the Fund's Market Timing Trading Policy to their investors, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy because Insurers and Funds of Funds have the relationships with, and are responsible for maintaining the account records of, the individual investors. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers and Fund of Fund investors.

Therefore, the Fund or its agent selectively monitor the Aggregated Orders used by Insurers and Fund of Fund investors for purchases, exchanges and redemptions in respect of all their investors and seek the cooperation of Insurers and Fund of Fund investors to apply the Fund's Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer or Fund of Fund to impose trading restrictions and to apply the Fund's Market Timing Trading Policy to their investors through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers or Funds of Funds in respect of their investors is contrary to the Fund's Market Timing Trading Policy.

Risks from market timers.   Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share. A fund that invests significantly in foreign securities may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund's NAV. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Valuation - Foreign Securities – Potential Impact of Time Zones and Market Holidays").

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (relatively illiquid securities), the Fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the Fund's net asset value and the latest indications of market values for those securities. One of the objectives of the Fund's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Fair Valuation – Individual Securities" under the heading "Fund Account Policies", below).

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

  seeking the cooperation of Insurers and Funds of Funds to assist the Fund in identifying potential market timing activity;
  committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy;
  monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and
  seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Insurers' separate accounts. While the Fund will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades.   Transactions placed in violation of a Fund's Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, as soon as practicable following receipt by the Fund and prompt inquiry of the intermediary.

Involuntary Redemptions

The Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Thus, for example, if upon inquiry the Fund and insurance company identify a contract owner that has engaged in late trading or market timing activities, the Fund may advise the insurance company that it will not accept future investments, or is redeeming any investment related to that contract owner. Involuntary redemptions may be in cash or in kind.

Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Fund's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV per share of a class of the Fund is determined by dividing the net asset value of the Fund's share class by the applicable number of shares outstanding of that share class. The Fund's NAV does not include any fee or sales charge imposed by variable insurance contracts for which the Fund is an investment option or Funds of Funds that purchase shares of the Fund. Investors should consult the contract prospectus, disclosure document or Fund of Funds prospectus for more information.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining the NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Fund.

FAIR VALUATION - INDIVIDUAL SECURITIES

Since the Fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which a Fund determines its NAV per share.

SECURITY VALUATION - U.S. PASS-THROUGH SECURITIES, CMO, ABS, MBS

Mortgage pass-through securities (such as Ginnie Mae, Fannie Mae and Freddie Mac), other mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs) and asset-backed securities (ABS), generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Fund's pricing services uses independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION - SENIOR SECURED CORPORATE LOANS

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from loan dealers and other financial institutions, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. These pricing services may utilize independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that incorporate multiple bond characteristics. These characteristics may include dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis.

SECURITY VALUATION – MUNICIPAL SECURITIES – MATRIX PRICING (FAIR VALUATION)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION - OPTIONS

The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S. EQUIVALENT VALUE

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as "time zone arbitrage." Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund's portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund's NAV is computed. Trading by these investors, often referred to as "arbitrage market timers," may dilute the value of the Fund's shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund's portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund's fair value procedures established and approved by the board of trustees.

SHARE CLASSES

Class 1, Class 2, Class 3 and Class 4 shares of the Funds are identical except that Class 2, Class 3 and Class 4 each have a distribution plan or "rule 12b-1" plan, as described below for Class 4 shares and in their respective prospectuses for Class 2 and Class 3 shares. Class 3 shares may assess a 1.00% redemption fee, as described in the prospectuses for Class 3 shares.

Distribution and service (12b-1) fees.

Class 4 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Fund to pay distribution fees to those who sell and distribute Class 4 shares and provide services to shareholders and Contract Owners. Because these fees are paid out of Class 4’s assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. The maximum amount payable under the Fund's Class 4 rule 12b-1 plan is 0.35% per year of the Fund’s Class 4 average daily net assets. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of the Fund or any class, combine, merge or otherwise consolidate the shares of two or more classes of shares of the Fund with and/or into a single class of shares of the Fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

  The Fund may restrict, reject or cancel any purchase orders, including an exchange request.
  At any time, the Fund may establish or change investment minimums.
  The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.
  Purchases of shares of the Fund (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.
  In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
  For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
  To permit their investors to obtain the current price, participating insurance companies and Funds of Funds are responsible for transmitting all orders to the Fund promptly.

Questions

More detailed information about the Trust and the Fund's account policies can be found in the Fund's SAI. If you have any questions about the Fund, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

For information on the Fund, including a free copy of the Fund's prospectus and Statement of Additional Information, and the Fund's Annual and Semiannual Reports, contact your financial advisor or the insurance company offering your Contract.

Shares of the Fund are offered generally only to insurance company separate accounts to serve as the investment vehicle for variable insurance contracts (Contracts) and to Funds of Funds; they and are not offered to the public. Because of this, the Fund's offering documents and shareholder reports are not available on our public website at franklintempleton.com.

Not all Funds and classes are available in all Contracts. For information on the terms of investment in a Contract, please consult the Contract prospectus that accompanies this Fund prospectus.

You can learn more about the Fund in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Include a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the Independent Registered Public Accounting Firm's report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Fund, its investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Funds by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.W., Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

Franklin Templeton Variable Insurance Products Trust Class 1, 2, 3 and 4	P.O. Box 997151, Sacramento, CA 95899-7151 (800) DIAL BEN® (800) 342-5236

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Franklin Templeton Variable Insurance Products Trust (Trust) consists of multiple series (Fund or Funds). Most Funds offer Class 1 shares, Class 2 shares and Class 4 shares, three Funds offer Class 3 shares as well. The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by qualified retirement plans other investment companies (Funds of Funds).

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated May 1, 2010, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund's Annual Report to Shareholders, for the fiscal year ended December 31, 2009, are incorporated by reference (are legally a part of this SAI).

To obtain a free additional copy of a prospectus for Class 1, Class 2, Class 3 or Class 4, or an annual report, please call Franklin Templeton at 1(800) 362-6243 or your insurance company.

CONTENTS
Introduction
Fundamental Investment Policies
Non-Fundamental Investment Policies
The Funds – Goals, Additional Strategies and Risks
Glossary of Securities, Investment Techniques and their Risks
Officers and Trustees
Fair Valuation and Liquidity
Proxy Voting Policies and Procedures
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
The Underwriter
Performance
Miscellaneous Information
Description of Ratings

  Mutual funds, annuities, and other investment products:
  are subject to investment risks, including the possible loss of principal.
  are not deposits or obligations of, or guaranteed or endorsed by, any bank; and
  are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

FTVIP4-SAI 05/10

Introduction

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus.

In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of securities and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies mentioned with respect to the Fund are discussed in greater detail in the section below entitled "Glossary of Investments, Techniques, Strategies and Their Risks.”

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Funds are subject to various fundamental investment policies as described in the section entitled “Fundamental Investment Policies.” A fundamental investment policy may be changed only with the approval of the Trust’s board of trustees (board of trustees) and the approval of the lesser of: (1) more than 50% of the Fund’s outstanding shares; or (2) 67% or more of the Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy. Other investment policies and restrictions of the Fund that are not fundamental investment policies may be changed without the approval of shareholders.

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

"small portion"	less than 10%
"portion"	10% to 25%
"significant"	25% to 50%
"substantial"	50% to 66%
"primary"	66% to 80%
"predominant"	80% or more

Fundamental Investment Policies

Each Fund's investment goal or goals are fundamental, except for the Franklin Templeton VIP Founding Funds Allocation Fund, as referenced in the discussion of each Fund under “The Funds – Goals, Additional Strategies and Risks,” which means they may not be changed without the approval of that Fund’s shareholders. In addition, the Funds have adopted, the following restrictions as fundamental investment policies:

Each Fund may not:

BORROWING

Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

UNDERWRITING

Each Fund may not:

Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

LENDING

Each Fund may not:

Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

REAL ESTATE

Each Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

SENIOR SECURITIES

Each Fund may not:

Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

COMMODITIES

Each Fund, except Mutual Global Discovery Securities Fund and Mutual Shares Securities Fund, may not:

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities

Mutual Global Discovery Securities Fund and Mutual Shares Securities Fund may not:

Purchase or sell physical commodities or commodity contracts (except in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool). Securities or other instruments backed by commodities are not considered commodities or commodity contracts for purposes of this restriction.

CONCENTRATION

Each Fund, except Franklin Global Real Estate Securities Fund may not:

Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

The Franklin Global Real Estate Securities Fund may not:

Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies operating within the real estate industry and related industries.

DIVERSIFICATION

Each Fund, except for Franklin Global Real Estate Securities Fund and Templeton Global Bond Securities Fund, may not:

Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Non-Fundamental Investment Policies

It is the present policy of each Fund, except Franklin Income Securities Fund, Franklin Strategic Income Securities Fund, Mutual Global Discovery Securities Fund, Mutual International Securities Fund and Mutual Shares Securities Fund, (which policy may be changed without shareholder approval) not to pledge, mortgage or hypothecate its assets as security for loans (except to the extent of allowable temporary loans), nor to engage in joint or joint and several trading accounts in securities, except that the Funds (including Franklin Income Securities Fund, Franklin Strategic Income Securities Fund, Mutual Global Discovery Securities Fund, Mutual International Securities Fund and Mutual Shares Securities Fund) may participate with other investment companies in Franklin Templeton Investments in a joint account to engage in certain large repurchase transactions and may combine orders to purchase or sell securities with orders from other persons to obtain lower brokerage commissions. A Fund’s non-fundamental policies regarding lending may be more restrictive than its fundamental policy. Please see the individual Fund’s discussion for further information.

Each of Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Global Real Estate Securities Fund, Franklin U.S. Government Fund, and Franklin Zero Coupon Fund – maturing in December 2010 is subject to a non-fundamental policy requiring that, under normal conditions, the Fund will invest at least 80% of its net assets in the type of securities that its name connotes. For the purpose of these non-fundamental policies, the “net assets” of the Fund means the Fund’s net assets, plus the amount of any borrowing for investment purposes. Although these 80% policies are non-fundamental, shareholders of the Fund will be given at least 60 days’ advance notice of any change in the Fund’s policy.

The Funds – Goals, Additional Strategies and Risks

Each Fund’s investment goal or goals, except for the Franklin Templeton VIP Founding Funds Allocation Fund, are fundamental, which means they may not be changed without the approval of that Fund’s shareholders.

Franklin Flex Cap Growth Securities Fund
(Flex Cap Growth Fund)

The Fund's investment goal is capital appreciation.

Other Investments and Strategies

The Fund may invest a small portion of its total assets in debt securities. The Fund may invest in debt securities that the manager believes present an opportunity for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Fund’s investment goal. The Fund may invest in both rated and unrated debt securities. The Fund may buy securities that are rated at least B by Moody’s Investors Service (Moody’s) or Standard & Poor’s (S&P®) or unrated securities of comparable quality. The Fund will not invest more than 5% of its assets in securities rated below investment grade.

The Fund may invest in securities of companies operating in the real estate industry, including real estate investment trusts (REITs). The Fund currently intends to limit these investments to no more than 10% of total assets. The Fund may also invest a small portion of its assets in foreign securities.

The Fund also may:

  invest in exchange-traded funds; and
  enter into repurchase or reverse repurchase agreements.

Franklin Global Real Estate Securities Fund
(Global Real Estate Fund)

The Fund's principal investment goal is high total return.

Other Considerations

Because the Fund invests in the real estate industry, it could own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by the Fund may adversely affect its ability to retain its tax status. The Fund may invest in mortgage REITs, which specialize in lending money to developers, and hybrid REITs, which have a mix of equity and debt instruments. Mortgage REITs pass interest income on to shareholders. Mortgage REITs can be affected by the quality of any credit extended. Hybrid REITs can be affected by both the quality of any credit extended and, like equity REITs, by changes in the value of their holdings.

By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Terrorist acts affecting real estate.   Terrorist acts affecting real estate can have a general negative impact on the value of the Fund’s investments. In addition, terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These developments can be impossible to predict and take into account with respect to management of the Fund’s investments.

Other Investments and Strategies

Debt and Convertible Securities including Enhanced and Convertible Securities.   As an operating policy, the Fund will not invest more than a small portion of its net assets in debt securities, including convertible and enhanced convertible debt securities, rated Ba or lower by Moody’s or unrated securities that the manager believes are of comparable quality. Generally, however, the Fund will not acquire any securities rated lower than B by Moody’s or unrated securities that the manager believes are of comparable quality

The Fund also may:

  purchase securities on a “when-issued” or “delayed delivery” basis;
  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  enter into repurchase agreements; and
  invest in illiquid securities.

Franklin Growth and Income Securities Fund
(Growth and Income Fund)

The Fund’s principal investment goal is capital appreciation. Its secondary goal is to provide current income.

The Fund may invest a small portion of its total assets in non-convertible bonds that are rated below investment grade; however, the Fund will not invest more than a very small portion of its total assets in securities rated below B or in unrated securities of comparable quality. The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds.

The Fund also may:

  purchase American Depositary Receipts (ADRs);
  listed call options;
  writing (selling) covered put and call options and buying put and call options on securities or securities indices listed on a national securities exchange and in the over-the-counter (OTC) market;
  buying call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of a security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options;
  buying call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations;
  buying put options, including put options on common stock that it owns or may acquire through the conversion or exchange of other securities to protect against a decline in the market value of the underlying security or to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security;
  buying a put option on an underlying security (a protective put) as a hedging technique in order to protect against an anticipated decline in the market value of the security;
  foreign securities, including up to 10% of its total assets in securities of developing markets. The Fund will generally buy foreign securities that are traded in the U.S. or buy sponsored or unsponsored American Depositary Receipts (ADRs), but may buy up to 30% of its net assets in securities of foreign issuers directly in foreign markets so long as, in the manager's judgment, an established public trading market exists. (although it currently intends to limit all foreign securities investments to 15%);
  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  forward currency exchange contracts (forward contracts); and
  enter into repurchase agreements.

Franklin High Income Securities Fund
(High Income Securities Fund)

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

Other Considerations

The Fund may buy zero-coupon, deferred interest and pay-in-kind securities, which may be lower-rated. The Fund may occasionally participate on creditors’ committees for issuers of debt. If it does, the Fund may be restricted from selling those securities to anyone other than another member of the creditors’ committee, which restricts the liquidity of the holdings.

Ratings assigned by the rating agencies are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of the rating. Credit quality in the high yield debt market, however, can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition. For these reasons, the manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis of securities being considered for the Fund’s portfolio.

Other Investments and Strategies

The Fund may also invest a small portion of its assets in bank loans, corporate loans, loan participations and preferred stocks. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund also may:

  purchase debt securities on a “when-issued” basis;
  write covered call options;
  invest up to 15% of its net assets in illiquid securities; and
  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  enter into repurchase agreements and forward currency exchange contracts, participate in interest rate swaps, invest in restricted securities, and invest up to 5% of its total assets in trade claims.

Franklin Income Securities Fund
(Income Securities Fund)

The Fund’s investment goal is to maximize income while maintaining prospects for capital appreciation.

Other Considerations

There are no restrictions as to the proportion of investments that may be made in a particular type of security and the determination is entirely within the manager's discretion. As market conditions change, it is conceivable that all of the assets of the Fund could be invested in common stocks or, conversely, in debt securities.

The Fund may purchase securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. The Fund may also invest in preferred stocks. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including a very small portion of its assets in securities that are in default at the time of purchase. The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P® or unrated securities the Fund's manager believes are comparable.

The Fund may buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The Fund generally buys defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments may occur.

The Fund’s investments in loans made to borrowers that are U.S. corporations, partnerships or other entities (corporate loans) may include term loans and, to the extent permissible for the Fund, revolving credit facilities, prefunded letters of credit (L/C) facility term loans, delayed draw term loans and receivables purchase facilities. The Fund may acquire loan participations, other related direct or indirect corporate debt obligations (or assignments of corporate loans). The Fund may buy from a lender a portion of a corporate loan.

The Fund also may:

  invest a small portion of its assets in zero coupon and pay-in-kind bonds;
  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  invest a small portion of its assets in secured and unsecured corporate bank loans and loan participations;
  invest a small portion of its assets in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae) and securities issued by other U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac;
  a small portion of its assets in stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government;
  invest a small portion of its assets in trade claims;
  invest up to 15% of its net assets in illiquid securities;
  enter into repurchase agreements;
  purchase and sell securities on a “when-issued,” “delayed-delivery” or “TBA” basis;
  invest in equity linked notes;
  listed call options;
  writing (selling) covered put and call options and buying put and call options on securities or securities indices listed on a national securities exchange and in the over-the-counter (OTC) market;
  buying call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of a security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options;
  buying put options, including put options on common stock that it owns or may acquire through the conversion or exchange of other securities to protect against a decline in the market value of the underlying security or to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security;
  buying call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations;
  buying a put option on an underlying security (a protective put) as a hedging technique in order to protect against an anticipated decline in the market value of the security;
  forward currency exchange contracts (forward contracts); and
  enter into mortgage dollar rolls.

Franklin Large Cap Growth Securities Fund
(Large Cap Growth Fund)

The Fund's investment goal is capital appreciation.

Other Considerations

Some of the Fund’s investments in large-cap companies may yield little or no current income. The Fund’s assets may be invested in shares of common stock traded on any national securities exchange or over-the-counter, and in convertible securities including convertible preferred stocks.

Other Investments and Strategies

Debt Securities Including Lower Rated Securities.   The Fund may invest a small portion or less of its assets in debt securities and convertible debt securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities that the manager believes are of comparable quality.

The Fund also may:

  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  purchase shares of exchange-traded funds;
  enter into repurchase agreements; and
  invest in restricted or illiquid securities.

Franklin Large Cap Value Securities Fund
(Large Cap Value Fund)

The Fund's investment goal is long-term capital appreciation.

Other Investments and Strategies

The Fund also may:

  purchase shares of exchange-traded funds;
  invest up to 15% of its net assets in illiquid securities;
  purchase equity or debt securities of closed-end investment companies; and
  invest in convertible securities, including enhanced convertibles and synthetic convertibles.

Franklin Rising Dividends Securities Fund
(Rising Dividends Fund)

The Fund's investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Other Investments and Strategies

Foreign Securities.   The Fund may invest a small portion of its net assets in foreign securities, including those in emerging markets.

The Fund also may:

  invest up to 15% of its net assets in illiquid securities; and
  enter into repurchase agreements.

Franklin Small Cap Value Securities Fund
(Small Cap Value Fund)

The Fund’s investment goal is long-term total return.

Other Considerations

The Fund may invest in preferred stocks, securities convertible into common stocks, warrants, secured and unsecured debt securities, and notes.

Control.   The Fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, if the manager believes that the Fund may benefit, the manager may, but is not obligated to, seek to influence or control management.

Other Investments and Strategies

  Convertible Securities. The Fund may invest in convertible securities, enhanced convertible securities and synthetic convertibles. The Fund applies the same rating criteria and investment policies to convertible debt securities as its investments in debt securities.

  Lower-Rated Securities. The Fund may invest a small portion of its total assets in debt securities rated below BBB by S&P or Baa by Moody’s, or in unrated debt securities that the manager believes are comparable. Debt securities rated D by S&P are in default and may be considered speculative.

The Fund also may:

  sell short securities it does not own, up to 5% of its assets;
  invest in zero coupon securities, pay-in-kind bonds, structured notes, mortgage-backed and asset-backed securities;
  purchase bank loans, corporate loans, loan participations and trade claims, which can carry a high degree of risk;
  purchase shares of exchange-traded funds;
  purchase equity or debt securities of closed-end investment companies; and
  invest in restricted or illiquid securities.

Franklin Small-Mid Cap Growth Securities Fund
(Small-Mid Cap Fund)

The Fund's investment goal is long-term capital growth.

Other Considerations

Equity securities of small-cap and mid-cap companies may consist of common stock, preferred stock, warrants for the purchase of common stock, and convertible securities. The Fund may invest a small portion of its assets in convertible securities.

The Fund may purchase securities in private placements, particularly late stage private placements and in venture capital financings. Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. There is no public market for shares sold in these private placements and it is possible that an initial public offering will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

Other Investments and Strategies

  Foreign Securities. The Fund may invest a small portion of its assets in foreign securities, including a small portion or less in emerging markets.

  Debt Securities. The Fund also may invest in debt securities that the manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income is incidental to the Fund’s goal of capital growth. The Fund may invest in debt securities rated B or above by Moody’s or S&P, or in unrated securities the manager believes are of comparable quality. The Fund may invest a small portion of its assets or less in debt securities (including convertible debt securities) rated lower than BBB by S&P or Baa by Moody’s or, if unrated, that the manager believes to be of comparable quality.

  REITs. The Fund may invest a small portion of its assets in REITs, including small company REITs.

  Loans of Portfolio Securities. The Fund may lend its portfolio securities up to 20% of its total assets in order to generate additional income.

Initial public offerings (IPOs). The Fund may invest in IPOs. IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.

The Fund also may:

  invest in illiquid or restricted securities up to 15% of its net assets; and
  enter into repurchase or reverse repurchase agreements.

Franklin Strategic Income Securities Fund
(Strategic Income Fund)

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

Other Considerations

The Fund may invest a small portion of its assets in common stocks.

Debt Ratings. The Fund may invest in debt securities in any rating category. Ratings assigned by the rating agencies are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of the rating. The Fund also may buy defaulted debt securities.

Other Investments and Strategies

Foreign currency hedging transactions. For the purpose of hedging, efficient portfolio management and/or enhancement of returns, the Fund may also, from time to time, enter into forward contracts including currency forwards, cross currency forwards (each of which may result in net short currency exposures) options on currencies or financial and index futures contracts. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The successful use of these transactions will usually depend on the manager’s ability to forecast accurately currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in these transactions; for example, the Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. The Fund may also enter into options on foreign currency futures.

Derivative Investments. The Fund may invest in various other derivative investments, which may include: stripped mortgage-backed securities (including interest-only or principal only securities); CMOS, currency; currency index and bond/interest rate futures contracts; interest rate swap agreements, and mortgage dollar rolls. The Fund may invest up to 5% of its total assets in inverse floaters.

Equity Securities. In addition to its main investments, the Fund also may invest a small portion of its assets in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring or conversion of convertible securities or warrants into common stock. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.

Investment Companies. The Fund may invest a small portion of its assets in securities of investment companies which are registered under the 1940 Act or are exempt from registration under Section 3 (c) of the 1940 Act.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued by private entities, which are supported by the credit of the issuer.

Municipal Securities. The Fund may invest a small portion of its assets in municipal securities.

Stripped Securities. The Fund may purchase stripped securities such as U.S. Treasury STRIPS, the values of which are extremely sensitive to changes in interest rates (and prepayments). Their prices will fluctuate more than the prices of interest-paying bonds or notes.

Treasury Inflation-Protected Securities. The Fund may purchase inflation-indexed securities issued by the U.S. Treasury.

The Fund also may:

  purchase trade claims;
  invest in collateralized loan obligations (CLOs) and other similarly structured securities;
  purchase and sell securities on a “when-issued,” “delayed-delivery” or “TBA” basis;
  invest up to 5% of its net assets in credit-linked notes;
  invest up to 15% of its net assets in illiquid securities;
  enter into repurchase or reverse repurchase agreements; and
  enter into mortgage dollar rolls.

Franklin Templeton VIP Founding Funds Allocation Fund
(Founding Funds Allocation Fund)

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income. The Fund’s investment goals are non-fundamental. This means that they may be changed by the board of trustees without the approval of shareholders.

The Fund’s assets are invested in a fixed combination of Class 1 shares of the following three other series of the Trust (the underlying funds):

33 1/3%	Franklin Income Securities Fund
33 1/3%	Mutual Shares Securities Fund
33 1/3%	Templeton Growth Securities Fund

Other Considerations

The Fund’s administrator will monitor the Fund’s investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations.

The value of your shares will increase as the value of the underlying funds owned by the Fund increases and will decrease as the value of the underlying funds decrease. In this way, you will be participating in any change in the value of the underlying funds owned by the Fund, less the expenses association with this Fund.

The Fund will not pay 12b-1 service or distribution fees to any of the underlying funds in connection with its investments in them.

Franklin U.S. Government Fund
(U.S. Government Fund)

The Fund's investment goal is income.

Other Considerations

Mortgage-Backed Government Securities. Payments to holders of mortgage-backed government securities, including Ginnie Maes, Fannie Maes and Freddie Macs, consist of the monthly distributions of interest and principal (less Ginnie Mae’s, Fannie Mae’s or Freddie Mac’s fees and any applicable loan servicing fees). The Fund will reinvest the return of principal in securities that may have different interest rates than the securities on which the principal was returned.

Unscheduled principal payments are passed through to holders of mortgage-backed securities, such as the Fund, when mortgages in the pool underlying a Ginnie Mae, Fannie Mae or Freddie Mac mortgage-backed security are prepaid by borrowers (because a home is sold and the mortgage is paid off, or the mortgage is refinanced) or as a result of foreclosure. Accordingly, a mortgage-backed security’s life is likely to be shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to accurately predict the life of a particular mortgage-backed security.

Other Investments and Strategies

Other Pass-Through Securities. The Fund may invest in certain other types of pass-through debt securities, issued or guaranteed by U.S. government agencies or instrumentalities.

Temporary Liquidity Guarantee Program Securities. The Fund may invest up to a small portion in securities that are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Issuers of securities eligible for a TLGP guarantee include insured depository institutions, U.S. bank holding companies, certain U.S. savings and loan holding companies, and affiliates of insured depository institutions specifically granted eligible entity status by the FDIC upon written request by the relevant federal banking agency. The TLGP provides protection for certain senior unsecured debt issued on or before June 30, 2009, in the event that the issuing institution subsequently fails, or its holding company files for bankruptcy. Coverage extends only until June 30, 2012, even if the maturity of the debt exceeds that date. Over the period during which the FDIC guarantee applies, TLGP securities should have the same degree of risk as that of other securities guaranteed by the federal agencies or instrumentalities. When the FDIC guarantee no longer applies, then the securities will have risk based upon the characteristics of their issuers.

The Fund also may:

  enter into repurchase agreements;
  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  enter into mortgage dollar rolls.

Franklin Zero Coupon Fund - maturing in December 2010
(Zero Coupon Fund - maturing in December 2010)

The Fund’s investment goal is to provide as high an investment return as is consistent with capital preservation.

Other Considerations

The availability of stripped securities, other than stripped securities issued by the U.S. Treasury, may be limited at times. During such periods, because the Fund must meet diversification rules under the Internal Revenue Code applicable to segregated asset accounts funding variable annuities, it may invest in other types of fixed-income securities.

Because the Fund will be predominantly purchased in zero coupon securities, investors who hold shares for substantial periods until the Fund’s Target Date should experience a return consisting primarily of the amortization of discount on the underlying securities in the Fund. However, the net asset value of the Fund’s shares increases or decreases with changes in the market value of the Fund’s investments.

Maturity. The estimated expenses of terminating and liquidating the Fund will be accrued ratably over the year preceding its Target Date. These expenses, which are charged to income like all expenses, are not expected significantly to exceed the ordinary annual expenses incurred by the Fund and, therefore, should have no significant additional effect on the maturity value of the Fund. As the Fund approaches its Target Date and investments are made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents, there will be increasing reinvestment risk; this is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Tax Considerations. Under federal income tax law, a portion of the difference between the purchase price of the zero coupon securities and their face value (original issue discount) is considered to be income to the Zero Coupon Fund each year, even though the Fund will not receive cash payments representing the discount from these securities. This original issue discount will comprise a part of the net taxable investment income of the Fund that must be “distributed” to the insurance company, as shareholder, each year whether or not the distributions are paid in cash. To the extent the distributions are paid in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities or possibly from the disposition of zero coupon securities.

Other Investments and Strategies

Domestic Corporation Zero Coupon Securities. The Fund may purchase zero coupon securities issued by domestic corporations, which consist of corporate debt securities without interest coupons and, if available, interest coupons that have been stripped from corporate debt securities, and receipts and certificates for such stripped debt securities and stripped coupons.

Foreign Securities. The Fund reserves the right to invest a small portion of its assets in foreign securities, including zero coupon bonds issued by foreign governments and foreign corporations, which are generally denominated in U.S. dollars.

Structured Notes. The Fund may invest a small portion or less of its assets in certain structured notes that the manager believes to be comparable to zero coupon bonds in terms of credit quality, interest rate volatility, and yield.

The Fund also may:

  enter into repurchase agreements.
  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);

Mutual Global Discovery Securities Fund
(Mutual Global Discovery Fund)

The Fund's investment goal is capital appreciation.

Other Considerations

It is the present, non-fundamental policy of the Fund that it will not acquire securities of registered open-end investment companies or registered units investments trusts in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

The Fund may invest in securities that are traded on U.S. or foreign exchanges, Nasdaq or in the over-the-counter market, and may invest in any industry or sector. In addition, the Fund may invest in private securities offerings, subject to the Fund’s restriction on investments in illiquid securities. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

Debt securities in which the Fund may invest include securities or indebtedness issued by U.S. or foreign corporations or governments and their agencies and instrumentalities in any form, as well as distressed mortgage obligations and other debt secured by real property. The Fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

Risk Arbitrage Securities and Distressed Companies. The Fund may invest a significant amount of its assets in such investments.

Control. The Fund may invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

Lower-Rated and Unrated Securities. The Fund may invest in debt securities in any rating category. In general, the Fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities may be acquired at prices less than their intrinsic values. Consequently, the manager’s own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The Fund may invest without limit in defaulted debt securities, subject to the Fund’s restriction on investments in illiquid securities. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies. In some cases, the manager may purchase debt securities of a troubled company with the expectation that such securities will become convertible into common equity through bankruptcy restructuring.

Other Investments and Strategies

Indebtedness. The Fund also may invest in other forms of securities or unsecured indebtedness or participations including asset-backed and mortgage-backed securities (indebtedness), some of which may have very long maturities or may be illiquid.

Foreign Securities. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund may invest in securities commonly known as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or Global Depositary Receipts (GDRs) of non-U.S. issuers.

Hedging and income transactions.   The Fund may use various derivative strategies for hedging purposes. Hedging is a technique designed to reduce a potential loss to the Fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. The hedging strategies that the Funds may use are also used by many mutual funds and other institutional investors. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts. However, the Fund also may engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and over-the-counter (OTC) put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts (collectively, all of the above are called Hedging Transactions).

Some examples of situations in which Hedging Transactions may be used are: (i) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from changes in securities markets or currency exchange rate fluctuations; (ii) to protect the Fund's gains in the value of portfolio securities which have not yet been sold; (iii) to facilitate the sale of certain securities for investment purposes; and (iv) as a temporary substitute for purchasing or selling particular securities.

Any combination of Hedging Transactions may be used at any time as determined by the manager. Use of any Hedging Transaction is a function of numerous variables, including market conditions and the investment manager's expertise in utilizing such techniques. The ability of the Fund to utilize Hedging Transactions successfully cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, including the segregation of assets by proper notation on the books of the Fund or the Fund's custodian bank. Hedging Transactions involving futures and options on futures will be purchased, sold or entered into generally for hedging, risk management or portfolio management purposes.

The various derivatives transactions described above as Hedging Transactions also may be used by the Fund for non-hedging purposes. For example, these derivatives transactions may be used to produce income to the Fund. The Fund also may engage in a derivatives transactions if the manager has a view about the fluctuation of certain indices, currencies or economic or market changes such as a reduction in interest rates. No more than 5% of the Fund's assets will be exposed to risks of such types of transactions when entered into for non-hedging purposes.

Hedging Transactions, whether entered into as a hedge or for income, have risks associated with them. The three most significant risks associated with Hedging Transactions are: (i) possible default by the other party to the transaction; (ii) illiquidity; and (iii) to the extent the manager's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used at all. Use of put and call options may (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities or (v) cause the Fund to hold a security it might otherwise sell.

Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, these transactions also tend to limit any potential gain which might result from an increase in value of the position taken. As compared to options contracts, futures contracts create greater ongoing potential financial risks to the Fund because the Fund is required to make ongoing monetary deposits with futures brokers. Losses resulting from engaging in derivatives transactions can reduce net asset value, and possibly income, and such losses can be greater than if the derivatives transactions had not been utilized at all. The cost of entering into derivatives transactions also may reduce the Fund's total return to investors.

When conducted outside the U.S., derivatives transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) availability of less data on which to make trading decisions than in the U.S., (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Options on securities indices and other financial indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices.

Futures. The Fund may enter into financial and other futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes.

Synthetic Equity Swaps. The Fund may invest in synthetic equity swaps, which are sometimes also referred to as “contracts for difference” or total return swaps. Currency Hedging. When the manager believes that it may be advantageous, the Fund may use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

Credit default swaps.   The Fund may buy credit default swaps in order to try to hedge against a decline in the value of its portfolio debt securities due to a credit event. The Fund may also buy credit default swaps to take advantage of what the manager believes is a mispricing of the swap, whether or not the Fund owns the underlying reference security.

Currency Hedging. When the manager believes that it may be advantageous, the Fund may use the following currency hedging techniques: foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

Trade Claims. The Fund may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The Fund also may:

  sell short securities it does not own, subject to the limit under the 1940 Act on borrowing and leverage, which currently is 33 1/3% of assets;
  enter into repurchase agreements;
  purchase securities on a “when-issued” or “delayed delivery” basis;
  purchase and sell futures contracts and related options;
  purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; and
  invest in restricted or illiquid securities.

Mutual International Securities Fund
(Mutual International Fund)

The Fund's principal investment goal is capital appreciation, which may occasionally be short term. Its secondary goal is income.

Other Considerations

The Fund may invest in securities that are traded on U.S. or foreign exchanges, Nasdaq or in the over-the-counter market, and may invest in any industry or sector. In addition, the Fund may invest in private securities offerings, subject to the Fund’s restriction on investments in illiquid securities. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

Debt securities in which the Fund may invest include securities or indebtedness issued by U.S. or foreign corporations or governments and their agencies and instrumentalities in any form, as well as distressed mortgage obligations and other debt secured by real property. The Fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

Control. The Fund may invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

Risk Arbitrage Securities and Distressed Companies. The Fund may invest a significant amount of its assets in such investments.

Lower-Rated and Unrated Securities. The Fund may invest in debt securities in any rating category. In general, the Fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities may be acquired at prices less than their intrinsic values. Consequently, the manager’s own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The Fund may invest without limit in defaulted debt securities, subject to the Fund’s restriction on investments in illiquid securities. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies. In some cases, the manager may purchase debt securities of a troubled company with the expectation that such securities will become convertible into common equity through bankruptcy restructuring.

Other Investments and Strategies

Indebtedness. The Fund also may invest in other forms of securities or unsecured indebtedness or participations including asset-backed and mortgage-backed securities (indebtedness), some of which may have very long maturities or may be illiquid.

Foreign Securities. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund may invest in securities commonly known as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or Global Depositary Receipts (GDRs) of non-U.S. issuers.

Hedging and income transactions.   The Fund may use various derivative strategies for hedging purposes. Hedging is a technique designed to reduce a potential loss to the Fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. The hedging strategies that the Funds may use are also used by many mutual funds and other institutional investors. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts. However, the Fund also may engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and over-the-counter (OTC) put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts (collectively, all of the above are called Hedging Transactions).

Some examples of situations in which Hedging Transactions may be used are: (i) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from changes in securities markets or currency exchange rate fluctuations; (ii) to protect the Fund's gains in the value of portfolio securities which have not yet been sold; (iii) to facilitate the sale of certain securities for investment purposes; and (iv) as a temporary substitute for purchasing or selling particular securities.

Any combination of Hedging Transactions may be used at any time as determined by the manager. Use of any Hedging Transaction is a function of numerous variables, including market conditions and the investment manager's expertise in utilizing such techniques. The ability of the Fund to utilize Hedging Transactions successfully cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, including the segregation of assets by proper notation on the books of the Fund or the Fund's custodian bank. Hedging Transactions involving futures and options on futures will be purchased, sold or entered into generally for hedging, risk management or portfolio management purposes.

The various derivatives transactions described above as Hedging Transactions also may be used by the Fund for non-hedging purposes. For example, these derivatives transactions may be used to produce income to the Fund. The Fund also may engage in a derivatives transactions if the manager has a view about the fluctuation of certain indices, currencies or economic or market changes such as a reduction in interest rates. No more than 5% of the Fund's assets will be exposed to risks of such types of transactions when entered into for non-hedging purposes.

Hedging Transactions, whether entered into as a hedge or for income, have risks associated with them. The three most significant risks associated with Hedging Transactions are: (i) possible default by the other party to the transaction; (ii) illiquidity; and (iii) to the extent the manager's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used at all. Use of put and call options may (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities or (v) cause the Fund to hold a security it might otherwise sell.

Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, these transactions also tend to limit any potential gain which might result from an increase in value of the position taken. As compared to options contracts, futures contracts create greater ongoing potential financial risks to the Fund because the Fund is required to make ongoing monetary deposits with futures brokers. Losses resulting from engaging in derivatives transactions can reduce net asset value, and possibly income, and such losses can be greater than if the derivatives transactions had not been utilized at all. The cost of entering into derivatives transactions also may reduce the Fund's total return to investors.

When conducted outside the U.S., derivatives transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) availability of less data on which to make trading decisions than in the U.S., (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Options on securities indices and other financial indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices.

Futures. The Fund may enter into financial and other futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes.

Synthetic Equity Swaps. The Fund may invest in synthetic equity swaps, which are sometimes also referred to as “contracts for difference” or total return swaps. Currency Hedging. When the manager believes that it may be advantageous, the Fund may use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

Trade Claims. The Fund may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The Fund also may:

  sell short securities it does not own, subject to the limit under the 1940 Act on borrowing and leverage, which currently is 33 1/3% of assets;
  enter into repurchase agreements;
  purchase securities on a “when-issued” or “delayed delivery” basis;
  purchase and sell futures contracts and related options;
  invest in restricted or illiquid securities.

Mutual Shares Securities Fund
(Mutual Shares Fund)

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Other Considerations

It is the present, non-fundamental policy of the Fund that it will not acquire securities of registered open-end investment companies or registered units investments trusts in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

The Fund may invest in securities that are traded on U.S. or foreign exchanges, Nasdaq or in the over-the-counter market, and may invest in any industry or sector. In addition, the Fund may invest in private securities offerings, subject to the Fund’s restriction on investments in illiquid securities. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

Debt securities in which the Fund may invest include securities or indebtedness issued by U.S. or foreign corporations or governments and their agencies and instrumentalities in any form, as well as distressed mortgage obligations and other debt secured by real property. The Fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

Control. The Fund may invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

Risk Arbitrage Securities and Distressed Companies. The Fund may invest a significant amount of its assets in such investments.

Lower-Rated and Unrated Securities. The Fund may invest in debt securities in any rating category. In general, the Fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities may be acquired at prices less than their intrinsic values. Consequently, the manager’s own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The Fund may invest without limit in defaulted debt securities, subject to the Fund’s restriction on investments in illiquid securities. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies. In some cases, the manager may purchase debt securities of a troubled company with the expectation that such securities will become convertible into common equity through bankruptcy restructuring.

Other Investments and Strategies

Indebtedness. The Fund also may invest in other forms of securities or unsecured indebtedness or participations including asset-backed and mortgage-backed securities (indebtedness), some of which may have very long maturities or may be illiquid.

Foreign Securities. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund may invest in securities commonly known as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or Global Depositary Receipts (GDRs) of non-U.S. issuers.

Hedging and income transactions.   The Fund may use various derivative strategies for hedging purposes. Hedging is a technique designed to reduce a potential loss to the Fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. The hedging strategies that the Funds may use are also used by many mutual funds and other institutional investors. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts. However, the Fund also may engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and over-the-counter (OTC) put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts (collectively, all of the above are called Hedging Transactions).

Some examples of situations in which Hedging Transactions may be used are: (i) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from changes in securities markets or currency exchange rate fluctuations; (ii) to protect the Fund's gains in the value of portfolio securities which have not yet been sold; (iii) to facilitate the sale of certain securities for investment purposes; and (iv) as a temporary substitute for purchasing or selling particular securities.

Any combination of Hedging Transactions may be used at any time as determined by the manager. Use of any Hedging Transaction is a function of numerous variables, including market conditions and the investment manager's expertise in utilizing such techniques. The ability of the Fund to utilize Hedging Transactions successfully cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, including the segregation of assets by proper notation on the books of the Fund or the Fund's custodian bank. Hedging Transactions involving futures and options on futures will be purchased, sold or entered into generally for hedging, risk management or portfolio management purposes.

The various derivatives transactions described above as Hedging Transactions also may be used by the Fund for non-hedging purposes. For example, these derivatives transactions may be used to produce income to the Fund. The Fund also may engage in a derivatives transactions if the manager has a view about the fluctuation of certain indices, currencies or economic or market changes such as a reduction in interest rates. No more than 5% of the Fund's assets will be exposed to risks of such types of transactions when entered into for non-hedging purposes.

Hedging Transactions, whether entered into as a hedge or for income, have risks associated with them. The three most significant risks associated with Hedging Transactions are: (i) possible default by the other party to the transaction; (ii) illiquidity; and (iii) to the extent the manager's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used at all. Use of put and call options may (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities or (v) cause the Fund to hold a security it might otherwise sell.

Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, these transactions also tend to limit any potential gain which might result from an increase in value of the position taken. As compared to options contracts, futures contracts create greater ongoing potential financial risks to the Fund because the Fund is required to make ongoing monetary deposits with futures brokers. Losses resulting from engaging in derivatives transactions can reduce net asset value, and possibly income, and such losses can be greater than if the derivatives transactions had not been utilized at all. The cost of entering into derivatives transactions also may reduce the Fund's total return to investors.

When conducted outside the U.S., derivatives transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) availability of less data on which to make trading decisions than in the U.S., (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Options on securities indices and other financial indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices.

Futures. The Fund may enter into financial and other futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes.

Credit default swaps.   The Fund may buy credit default swaps in order to try to hedge against a decline in the value of its portfolio debt securities due to a credit event. The Fund may also buy credit default swaps to take advantage of what the manager believes is a mispricing of the swap, whether or not the Fund owns the underlying reference security.

Currency Hedging. When the manager believes that it may be advantageous, the Fund may use the following currency hedging techniques: foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

Trade Claims. The Fund may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The Fund also may:

  enter into repurchase agreements;
  purchase securities on a “when-issued” or “delayed delivery” basis;
  purchase and sell futures contracts and related options;
  sell short securities it does not own, subject to the limit under the 1940 Act on borrowing and leverage, which currently is 33 1/3% of assets;
  invest in restricted or illiquid securities.

Templeton Developing Markets Securities Fund
(Developing Markets Fund)

The Fund's investment goal is long-term capital appreciation.

For this Fund, emerging market countries include: (i) countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as emerging; or (iii) countries with a market capitalization of less than 3% of the Morgan Stanley Capital International World Index.

Emerging market equity securities are equity securities of emerging market companies. Emerging market companies are: (i) companies the principal securities trading markets of which are in emerging market countries; or (ii) companies that derive a significant share of their total revenue from either goods or services produced or sales made in emerging market countries; or (iii) companies that have a significant portion of their assets in emerging market countries; or (iv) companies that are linked to currencies of emerging market countries; or (v) companies that are organized under the laws of, or with principal offices in, emerging market countries. The manager will determine eligibility based on publicly available information and inquiries to the companies.

From time to time, the Fund may hold significant cash positions, including investment in shares of an affiliated money market fund, until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund seeks to benefit from economic and other developments in emerging markets. The investment goal of the Fund reflects the belief that investment opportunities may result from an evolving, long-term international trend favoring more market-oriented economies. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Countries in the process of developing more market-oriented economies may experience relatively high rates of economic growth, but there are many factors that may slow development and growth. Other countries, although having relatively mature emerging markets, also may be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivative securities involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Other Investments and Strategies

Debt Securities. The Fund may invest up to a small portion of its assets in fixed-income debt securities.

To the extent the Fund invests in debt securities, it will generally invest in those rated at least C by Moody’s or S&P or, if unrated, that the manager believes to be of comparable quality. As a non-fundamental policy, the Fund will not invest more than 10% of its assets in defaulted debt securities.

Foreign Securities. The Fund will at all times, except during defensive periods, maintain investments in at least three emerging markets countries.

Closed-end Investment Companies. The Fund may invest up to a small portion of its total assets in securities of closed-end investment companies to facilitate foreign investment. Investors should realize that they indirectly bear a proportionate share of the expenses of these investment companies, including operating costs, and investment advisory or administrative fees.

Exchange Traded Funds.   The Fund may invest up to 10% of its total assets in shares of exchange-traded funds (ETFs). The Fund will use ETFs for a number of purposes. For example, the investment manager may determine that the Fund will benefit from market exposure through an investment in ETFs when the Fund has excess cash and (i) the investment manager is unable to invest in a single stock fast enough because either the stock is not liquid enough to accommodate a large purchase or the Fund would cause excessive market impact in trying to invest cash in a single stock immediately, or (ii) the Fund has insufficient cash to make a meaningful direct investment in a particular security, market or sector but exposure to such security, market or sector may be gained through an investment in an ETF (referred to as "equitizing cash"). This strategy can allow the investment manager to be more selective in the securities it buys for the Fund and the prices paid because the investment manager is not forced to buy stocks at any price just to get market exposure. The Fund may also use ETFs to provide the Fund with liquidity during volatile markets without having to hold underperforming cash.

The Fund also may:

  purchase convertible securities and warrants;
  invest in participatory notes up to 5% of its net assets;
  purchase securities on a “when-issued” or “delayed delivery” basis;
  enter into repurchase agreements; and
  invest in restricted securities.

Templeton Foreign Securities Fund
(Foreign Securities Fund)

The Fund's investment goal is long-term capital growth.

Other Investments and Strategies

Debt Securities. The Fund may invest a small portion of its assets in debt securities, including in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody’s or unrated securities the manager believes are of comparable quality. As a non-fundamental policy, the Fund will not invest more than a small portion or less of its assets in lower-rated securities rated BB or lower by S&P, Ba or lower by Moody’s, or lower unrated securities that the manager believes are an equivalent investment quality.

The Fund also may:

  purchase shares of exchange-traded funds;
  invest up to 15% of its net assets in illiquid securities;
  invest up to 5% of its net assets in convertible securities;
  purchase securities on a “when-issued” basis; and
  enter into firm commitment agreements.

Templeton Global Bond Securities Fund
Other Considerations

The Fund’s investment goal is high current income consistent with preservation of capital. Although not a goal, capital appreciation is a secondary consideration.

The Fund selects investments to provide a high current yield or a combination of yield, capital appreciation, and currency appreciation. As a global fund, the Fund may invest in securities issued in any currency and may hold foreign currency.

Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.).

The Fund may invest in illiquid securities, which are securities that may not be readily sold or may only be resold within a shorter time frame at a price significantly lower than if they were liquid.

Other Investments and Strategies

Debt Securities. The Fund may invest in debt or equity securities of any type of issuer, including domestic and foreign corporations, domestic and foreign banks (with assets in excess of one billion dollars), other business organizations, and domestic and foreign governments and their political subdivisions, including the U.S. government, its agencies, and authorities or instrumentalities, and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. The Fund is further authorized to invest in “semi-governmental securities,” which are debt securities issued by entities owned by either a national, state, or equivalent government or of a government jurisdiction that are not backed by its full faith and credit and general taxing powers. The Fund considers securities issued by central banks that are guaranteed by their national governments to be government securities.

The debt securities in which the Fund invests may have equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participation based on revenues, sales or profits; or the purchase of common stock in a unit transaction (where an issuer’s debt securities and common stock are offered as a unit).

Foreign currency hedging transactions. For the purpose of hedging, efficient portfolio management and/or enhancement of returns, the Fund may also, from time to time, enter into forward contracts including currency forwards, cross currency forwards (each of which may result in net short currency exposures) options on currencies or financial and index futures contracts. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The successful use of these transactions will usually depend on the manager’s ability to forecast accurately currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in these transactions; for example, the Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. The Fund may also enter into options on foreign currency futures.

Other Derivative Investments. The Fund may invest in various other derivative investments, which may include currency, currency index and bond/interest rate futures contracts, and interest rate swaps.

The Fund may invest in debt securities with varying maturities.

The Fund also may:

  use forward and futures contracts;
  invest in preferred stock;
  invest in structured notes;
  purchase and sell call and put options on U.S. or foreign securities;
  acquire bank loans, corporate loans and loan participations;
  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  invest up to 5% of its net assets in credit-linked notes;
  enter into repurchase, reverse repurchase, and “when-issued” transactions; and
  enter into futures contracts for the purchase or sale of U.S. Treasury or foreign securities or based upon financial indices.

Templeton Growth Securities Fund
(Growth Securities Fund)

The Fund’s investment goal is long-term capital growth. Any income the Fund earns will be incidental.

It is the present, non-fundamental policy of the Fund that it will not acquire securities of registered open-end investment companies or registered units investments trusts in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

The Fund may invest up to 100% of its total assets in emerging markets. Emerging market countries are (i) countries that are generally considered developing by the International Bank of Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as developing; or (iii) countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. Emerging market companies are (i) companies whose principal securities trading markets are in emerging market countries; or (ii) companies that derive 50% or more of their total revenue from either goods or services produced or sales made in emerging market countries; or (iii) companies that have 50% or more of their assets in emerging market countries; or (iv) companies that are linked to currencies of emerging market countries; or (v) companies that are organized under the laws of, or with principal offices in, emerging market countries.

Other Investments and Strategies

Debt Securities. The Fund may invest in bonds, convertible bonds, and bonds selling at a discount, as a defensive measure while looking for attractive equity investments. The Fund also may invest in debt securities for capital appreciation. The Fund may invest in debt securities that are rated as low as C by Moody’s or S&P (the lowest rating category) or, if unrated, that the manager believes to be of comparable quality. However, as a policy established by the board, the Fund will not invest more than a small portion or less of its assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody’s. Consistent with the goal of the Fund, the board may consider a change if economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be appropriate. As a non-fundamental policy, the Fund may not invest more than 10% of its assets in defaulted debt securities.

The Fund also may:

  borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);
  invest up to 10% of its assets in securities with a limited trading market, i.e., “illiquid securities;”
  invest in preferred stock;
  enter into repurchase agreements; and
  invest in restricted securities.

Glossary of Securities, Investment Techniques and their Risks

This section describes certain types of securities and investment techniques that the Fund may use to help it achieve its investment goals and to the extent not expressly prohibited by its investment policies. Not all investments, strategies and techniques are available to all Funds. You should refer to the information in the Fund’s prospectus or earlier in this SAI to determine if an investment, strategy or technique may be used by a particular Fund. If there appears to be an inconsistency between this section and the individual Fund section with respect to investments, strategies or techniques, the individual Fund section controls and should be relied upon.

Each Fund is also subject to investment policies that are described under the heading “Fundamental Investment Policies” in this SAI. The investment goal of each Fund and its listed investment policies are “fundamental policies” of each Fund, which means that they may not be changed without a majority vote of shareholders of the Fund (as defined in the 1940 Act). With the exception of a Fund’s investment goal and those restrictions specifically identified as fundamental, all investment policies and practices described in the Fund’s prospectuses and in this SAI are not fundamental, which means that they may be changed without shareholder approval.

The value of your shares will increase as the value of the investments owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular investment that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.

During various periods in the past, increases in market values and/or the values of many individual securities have significantly exceeded prior historical norms. When increases in market values and/or individual securities values exceed historical norms, investors should not expect that such increases will be maintained or that the rate of such increases will continue.  Investors should also not expect that such periods of increases in values exceeding historical norms will resume.

In addition to the risks described in each Fund’s prospectus and the individual Fund summaries in this SAI, investors should consider the risks that pertain to the Fund that may invest in the instruments or engage in the following strategies.

BORROWING

Leveraging by means of borrowing may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.

In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This allows the Fund greater flexibility to buy and sell portfolio securities for investment rather than cash flow considerations.

Borrowing from affiliated investment companies.   Subject to the Fund’s fundamental restrictions on borrowing, the Fund may also borrow money from affiliated investment companies or other affiliated entities. In September 1999, the SEC granted an exemptive order to the Fund, together with other funds in Franklin Templeton Investments, permitting each fund to borrow money from other funds in Franklin Templeton Investments through a credit facility for temporary purposes (the Borrowing Order). The Borrowing Order permits the Fund to borrow money from other funds in Franklin Templeton Investments at rates that may be more favorable than the rates that the Fund would receive if it borrowed from banks or other lenders. The Borrowing Order also permits the Fund to borrow from other affiliated entities, such as the investment manager, under emergency market conditions should the SEC permit investment companies to engage in such borrowing in the future, such as it did in response to the emergency market conditions that existed immediately after the events of September 11, 2001.

The Borrowing Order permits the Fund to engage in borrowing and lending through the credit facilities in the following certain situations: (i) when the cash position of the Fund is insufficient to meet temporary cash requirements; or (ii) when a sale of securities "fails" due to circumstances such as a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by the broker effecting the transaction.

According to the Borrowing Order, if the total outstanding borrowings of the Fund are less than 10% immediately after the borrowing, the amount borrowed may be unsecured. If the total outstanding borrowings of the Fund are more than 10% immediately after the borrowing, the amount borrowed must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund has outstanding interfund borrowings that, through additional borrowings, cause its outstanding borrowings from all sources to exceed 10% of its total assets, the Fund must first secure each outstanding interfund loan by the pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

If the Fund has outstanding interfund loans and its total outstanding borrowings exceed 10% of its total assets for any other reason (such as decline in net asset value or because of shareholder redemptions), the Fund will within one business day thereafter: (a) repay all of its outstanding interfund loans, (b) reduce its outstanding indebtedness to 10% or less of its total assets, or (c) secure each outstanding interfund loan by the pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan until the Fund's total outstanding borrowings cease to exceed 10% of its total assets, at which time the collateral shall no longer be required. Under these circumstances, until each outstanding interfund loan is repaid or the Fund's total outstanding borrowings cease to exceed 10% of its total assets, the Fund will mark the value of the collateral to market each day and will pledge such additional collateral as is necessary to maintain the market value of the collateral at least equal to 102% of the outstanding principal value of the loan.

The duration of interfund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. The Fund's borrowings through the credit facility, as measured on the day the most recent loan was made, will not exceed the greater of 125% of the Fund's total net cash redemptions and 102% of sales fails for the preceding seven calendar days. The trustees of the Fund, including a majority of the independent trustees, will: (a) review no less frequently than quarterly the Fund's participation in the credit facility during the preceding quarter for compliance with the conditions with the Borrowing Order; (b) establish a bank loan rate formula used to determine the interest rate on interfund loans in accordance with the Borrowing Order and review no less frequently than annually the continuing appropriateness of the bank loan rate formula; and (c) review no less frequently than annually the continuing appropriateness of the Fund's participation in the credit facility.

Borrowing under the TALF Program.   The Fund may participate in the Term Asset-Backed Securities Loan Facility (“TALF”) provided by the Federal Reserve Bank of New York (the “NY Fed”). Under the TALF lending program (the “TALF Program”), the NY Fed provides non-recourse funding to eligible borrowers, such as the Fund, to purchase “TALF Eligible Securities.” TALF Eligible Securities currently include certain AAA-rated asset-backed securities backed by newly and recently originated automobile loans, credit card loans, student loans and SBA-guaranteed small business loans as well as certain commercial mortgage-backed securities and securities backed by insurance premium finance loans. The specifics of what constitute TALF Eligible Securities are set forth from time to time in the TALF Loan Facility Terms and Conditions published from time to time by the NY Fed. Under the TALF Program, the Fund is able to borrow from the NY Fed, on a non-recourse basis, to purchase TALF Eligible Securities by paying up-front a haircut amount (the amount of which is set from time to time by the NY Fed) that ranges generally from 5 to 15% of the TALF Eligible Security, pledging such TALF Eligible Security as collateral for such loan, and paying certain administrative and other fees. The term of TALF loans are generally three or five years depending upon the type of collateral pledged by the Fund. The interest and principal paid on the collateral is received on behalf of the NY Fed, and amounts remaining after payment of interest and principal then due on the loan are remitted to the Fund. The Fund remains responsible for any principal loss on a TALF Eligible Security purchased by the Fund. If, however, the Fund determines that the principal loss is in an amount equal to or greater than the Fund’s haircut for the related TALF loan, the Fund may choose to exercise its rights under the TALF Program to put such TALF Eligible Security back to the NY Fed in complete satisfaction of the Fund’s obligations under the related TALF loan. Thus, the Fund will not be at risk, except in very limited circumstances, for losses in excess of its haircut because of the non-recourse nature of the TALF loans and the Fund’s ability to put back the collateral to cancel the loan.

A borrowing by the Fund under the TALF Program is subject to similar risks associated with borrowings from banks as described above under “Borrowing.” However, pursuant to a no-action letter issued by the Staff of the SEC to the funds within Franklin Templeton Investments, in lieu of complying with the 300% asset coverage requirements of Section 18 of the 1940 Act, the Fund need only segregate, on its books or the books of its custodian, liquid assets in an amount equal to the outstanding principal and interest due on the TALF loan. Thus, the combination of this asset segregation requirement and the pledge of TALF Eligible Securities ensure that the Fund’s borrowing under the TALF Program will, in effect, have asset coverage of at least 200%. Borrowing under the TALF Program also may cause the Fund to incur costs, in addition to the interest due, including an administrative fee imposed by the NY Fed (currently between 5 and 20 bps) and certain other fees that may be charged by the primary dealers.

While not anticipated, should the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF Eligible Security, the Fund may be required to pay such additional amounts from its other portfolio assets which could cause the Fund to sell other securities or investments at times when it might not otherwise choose to do so. In addition, in some instances, the Fund may be deemed to have earned income on the pledged collateral that must be paid out to shareholders under applicable Federal tax regulations without receiving cash sufficient to make such distributions. The Fund has also agreed not to exercise or refrain from exercising any vote, consent or waiver rights under a TALF Eligible Security without consent of the NY Fed.

With respect to the Fund’s investment policy relating to investments in illiquid securities, during those times, if any, when a TALF Eligible Security subject to a loan is considered to be an “illiquid security,” the Fund will count as illiquid only the amount by which the fair value of such security exceeds the amount of the TALF loan.

See “Fundamental Investment Policies” for more information about the Fund's policies with respect to borrowing.

Convertible and synthetic convertible securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but may be subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

Issuers of convertible securities that have lower credit ratings are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments on the convertible debt securities. If an issuer stops making interest and/or principal payments on the convertible debt securities, payments on such securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating and investment limitation purposes.

A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments.

Enhanced convertible securities.   In addition to “plain vanilla” convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatory convertible securities are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividends (typically higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance. Mandatory convertible securities come in many forms. One increasingly popular structure due to favorable tax treatment is a trust that holds a combination of a debt instrument that pays a fixed quarterly premium with a forward contract that ensures delivery of the equity security at maturity. In some cases, these trusts are registered as closed end investment companies although they are not actively managed and do not charge any management fees (any expenses are prepaid by the issuer).

Convertible trust preferred securities are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The offering proceeds pass through to the company who issues the special purpose vehicle a convertible subordinated debenture with identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeable and standard convertible structures is that the issuer of an exchangeable is different from the issuer of the underlying shares.

Zero-coupon and deep-discount convertible bonds include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or other convertible security may involve additional risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

Synthetic convertibles.   A synthetic convertible is created by combining distinct securities that together possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

Synthetic convertible securities are generally not considered to be “equity securities” for purposes of the Fund's investment policy regarding those securities. Synthetic convertibles are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Further, although the manager expects normally to create synthetic convertibles whose two components represent one issuer, the character of a synthetic convertible allows the Fund to combine components representing distinct issuers, or to combine a fixed-income security with a call option on a stock index, when the manager determines that such a combination would better promote the Fund's investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

Another type of synthetic convertible is created by investing in an equity security and selling a call option on that underlying equity security. This structure offers investors a higher current dividend than the underlying common stock in exchange for a cap on the participation in the stock price appreciation.

Debt securities   In general, debt securities represent a loan of money to the issuer by the purchaser of the securities. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

Interest rates.   The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share.

Debt securities risks.   Debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations when due (credit risk) and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (market risk). The manager considers both credit risk and market risk in making investment decisions as to corporate debt obligations. Debt obligations will tend to decrease in value when prevailing interest rates rise and increase in value when prevailing interest rates fall. Generally, long-term debt obligations are more sensitive to interest rate fluctuations than shorter-term obligations. Because investments in debt obligations are interest rate sensitive, the Fund's performance may be affected by the manager's ability to anticipate and respond to fluctuations in market interest rates, to the extent of the Fund's investment in debt obligations.

Adjustable rate securities (ARS).   These are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. The interest rates on ARS are readjusted periodically to an amount above the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. Movements in the relevant index on which adjustments are based, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by the Fund by investing in ARS. The degree of volatility in the market value of the securities held by the Fund and of the net asset value of the Fund’s shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as “caps” and “floors,” respectively. The Fund does not seek to maintain an overall average cap or floor, although the manager will consider caps or floors in selecting ARS for the Fund.

During periods when short-term interest rates move within the caps and floors of an ARS, the fluctuation in market value of the ARS is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of an ARS may fluctuate more substantially because its the cap and floor may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the security. In this case, the market value of the ARS may be substantially reduced.

Bonds.   A bond is a debt security in which investors loan money to an entity that borrows for a defined period of time at a specified interest rate. Bonds can be rated by independent rating organizations based on an analysis of the fundamental soundness of the borrower. See "Investment grade debt securities" and "Lower rated and unrated securities" below for more information.

Floating interest rate investments.   A floating interest rate investment is a debt security, the rate of interest on which is usually established as the sum of a base lending rate plus a specified margin. The base lending rates generally are the London Inter-Bank Offered Rate (LIBOR), the Prime Rate of a designated U.S. bank, the CD Rate, or another base lending rate used by lenders loaning money to companies, so-called commercial lenders. The interest rate on Prime Rate-based loans and securities floats daily as the Prime Rate changes, while the interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year. Certain floating interest rate investments may permit the borrower to select an interest rate reset period of up to one year. Investments with longer interest rate reset periods or fixed interest rates may fluctuate more in price as a result of changes in interest rates. Some floating interest rate investments may have the additional feature of converting into a fixed rate instrument after certain periods of time or under certain circumstances.

Inverse floaters.   Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. The prices of inverse floaters can be highly volatile as a result.

Structured notes.   Structured notes typically are issued by entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. The entity typically is organized by an investment banking firm that receives fees in connection with establishing the entity and arranging placement of its securities. Restructuring involves the deposit with or purchase by the entity, which may be a corporation or trust, of specified financial instruments, and the issuance by the entity of one or more classes of securities, including structured notes, backed by or representing interests in the underlying instruments. The cash flows arising from the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions, as well as put or call features, or elements of financial leverage. The extent of the payments made with respect to the structured investment is dependent on the cash flows arising from the underlying instruments, and the terms and conditions of the structured security. Classes of structured notes may be either subordinated or unsubordinated to the right of payment of another class or classes. Subordinated structured investments typically have higher yields, and present greater risks, than unsubordinated structured investments. Various features of structured notes may result in substantial volatility in relation to changes in interest rates or the credit quality of the underlying instruments.

Structured notes typically are sold in private placement transactions to institutional investors such as the Fund, and there generally is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Fund’s restrictions on investments in illiquid securities.

Ratings.   Various investment services publish ratings of some of the debt securities in which the Fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

If the rating on an issue held in the Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

See “Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings” for a more complete discussion of the ratings.

Lower rated and unrated securities.   An investment in a fund that invests in below-investment grade securities, including those issued by foreign companies and governments, is subject to a higher degree of credit risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund may invest. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower rated debt securities may be more complex than for issuers of higher rated securities. The ability of the Fund to achieve its investment goal may, to the extent of investment in lower rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities. The Fund relies on the manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.

Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities may be less sensitive to interest rate changes than higher rated investments, but more sensitive to economic downturns or individual adverse corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower rated debt securities prices. This is because an economic downturn could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer’s creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. To generate cash for distributions, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

The markets in which lower rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at desirable prices either to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower rated or unrated debt securities also may make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund’s portfolio. Market quotations are generally available on many lower rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales.

High yield, fixed-income securities that are sold without registration under federal securities laws carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933 (1933 Act), which entails special responsibilities and liabilities. The Fund also may incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

High yield, fixed-income securities acquired during an initial underwriting involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the Fund will not receive any cash until the cash payment date. If the issuer defaults, the Fund may not obtain any return on its investment.

Certain of the high yielding, debt securities in which the Fund may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

Defaulted debt.   The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value per share. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value per share may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

The Fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. Defaulted debt securities may be illiquid and, as such, will be part of the percentage limits on investments in illiquid securities discussed under “Illiquid investments.”

Bank loans, loans by other financial institutions, loan participations and assignments of loans   The Funds may invest in loans made to corporate and other business entities by banks or other financial institutions (“corporate loans”). Such corporate loans typically pay interest rates, which are re-determined periodically on the basis of a floating base lending rate such as the London Interbank Offered Rate (“LIBOR”) plus a premium. A Fund may acquire loan participations and other related direct or indirect corporate debt obligations (including assignments of corporate loans), in which the Fund will buy from a lender a portion of a larger loan that the lender has made to a borrower. Such loans may include term loans and, to the extent permissible for the Fund, revolving credit facilities, prefunded L/C term loans, delayed draw term loans and receivables purchase facilities.

Loans negotiated by the agent bank.   Each type of corporate loan in which the Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the corporate borrower and in the drafting of the terms of the corporate loan. The group of lenders often consists of commercial banks, thrift institutions, insurance companies, finance companies, other financial institutions, or in some cases investment companies such as the Fund. Under normal circumstances, the Fund will not act as the sole negotiator or sole originator for a corporate loan. One or more of the lenders usually administers the corporate loan on behalf of all the lenders; this lender is referred to as the agent bank.

Three ways to invest in corporate loans.   The Fund may invest in corporate loans in one of three ways. The Fund may: (i) make a direct investment in a corporate loan by participating as one of the initial lenders; (ii) purchase a participation interest in a corporate loan; or (iii) purchase an assignment of a corporate loan. Participation interests are interests issued by a lender or other financial institution, which usually represent a fractional interest in a corporate loan. The Fund may acquire participation interests from a lender or other holders of participation interests. An assignment represents all or a portion of a corporate loan previously owned by a different lender. Unlike a participation interest, the Fund will generally become a lender for the purposes of the relevant corporate loan agreement by purchasing an assignment.

Direct investments in corporate loans.   It can be advantageous to the Fund to make a direct investment in a corporate loan as one of the lenders. When a new issue is purchased, such an investment is typically made at par. This means that the Fund receives a return at the full interest rate for the corporate loan. Secondary purchases of loans may be made at par, at a premium from par or at a discount from par. When the Fund invests in a participation interest in, or an assignment of, a corporate loan, the Fund may pay a fee or forego a portion of the interest payment. Consequently, the Fund’s return on such an investment may be lower than it would have been if the Fund had made a direct investment in the underlying corporate loan. A Fund may be able, however, to invest in corporate loans only through participation interests or assignments at certain times when reduced direct investment opportunities in corporate loans may exist.

Assignments of corporate loans.   If the Fund purchases an assignment of a corporate loan from a lender, the Fund will step into the shoes of the original lender and will have direct contractual rights against the corporate borrower in favor of the lenders. An assignment from a lender gives the Fund the right to receive payments directly from the corporate borrower and to enforce its rights as a lender directly against the corporate borrower.

Participation interests in corporate loans.   In contrast to an assignment, if the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the corporate borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the corporate borrower. Therefore, when the Fund considers an investment in corporate loans through the purchase of participation interests, its manager will take into account the creditworthiness of the agent bank and any lenders and participants interposed between the Fund and the corporate borrower. These parties are referred to as Intermediate Participants. At the time of the Fund’s investment, the Intermediate Participant's outstanding debt obligations must be investment grade. That is, it must be rated in one of the four highest rating categories assigned by a nationally recognized statistical rating organization (NRSRO), such as BBB, A-3 or higher by S&P® or Baa, P-3 or higher by Moody's. If unrated, the manager must determine that the obligations are of comparable quality.

Loan participations, however, may enable the Fund to acquire an interest in a loan from a financially strong borrower, which it could not do directly. While loan participations generally trade at par value, the Fund may buy participations trading at a premium and also may be permitted to buy loan participations that sell at a discount because of the borrower’s credit problems or other issues associated with the credit risk of the loan. To the extent the credit problems are resolved, loan participations may appreciate in value.

In the event the corporate borrower fails to pay principal and interest when due, the Fund may have to assert rights against the borrower through an Intermediate Participant. This may subject the Fund to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the corporate borrower. Also, in the event of the insolvency of the lender or Intermediate Participant who sold the participation interest to the Fund, the Fund may not have any exclusive or senior claim with respect to the lender’s interest in the corporate loan, or in the collateral securing the corporate loan. Consequently, the Fund might not benefit directly from the collateral supporting the underlying corporate loan. The risk that the Intermediate Participant may become insolvent means that payments of principal and/or interest may be held up or not paid by such participant or such participant may not have the resources to assert its and the Fund's rights against the corporate borrower. Similar risks may arise with respect to the agent bank, as described below.

Obligations to make future advances.   For revolving credit facility corporate loans (“revolvers”) and some types of delayed draw loans, lenders, including the Fund, and Intermediate Participants may have an obligation to make future advances to the corporate borrower at the demand of the borrower and may have certain other continuing obligations pursuant to the terms of these types of corporate loans. Receivables purchase facilities may be structured as revolvers that are secured by the borrower’s receivables.

For these loans, the Fund or its custodian will segregate on the books of the Fund an amount of cash or other liquid assets equivalent in value to meet such future obligations. Because the Fund segregates such assets on its or its custodian's books for such contingent obligations, the manager believes that such obligations do not constitute senior securities of the Fund as interpreted by the SEC under the 1940 Act.

Delayed draw term loans.   Delayed draw term loans have characteristics of both revolvers and term loans, in that, before they are drawn upon by the borrower, they are similar to a revolver; however when they are drawn upon, they become fully and permanently drawn and are in essence term loans. These delayed draw term loans may be drawn upon by the borrower for the given commitment period for various purposes, including making acquisitions. The borrower pays a fee during the commitment period. Upon funding, when a loan is drawn upon, the loan becomes permanently funded, repaid principal amounts may not be reborrowed and interest accrues on the amount outstanding.

Prefunded L/C term loans.   A prefunded L/C term loan (prefunded L/C loan) is a facility created by the borrower in conjunction with the agent bank as issuers of the loan. The prefunded L/C loan is backed by letters of credit (each letter, an “L/C”). Each lender such as the Fund, in a prefunded L/C loan (sometimes referred to as a funded letter of credit facility) fully funds its commitment amount to the agent bank for the facility. The funds are held by the agent bank solely to satisfy a prefunded L/C loan lender’s obligation to the agent bank under the facility. The funds paid by the lenders are invested by the agent bank as deposits that pay interest usually approximating a benchmark rate, such as LIBOR, which is paid to the borrower. Generally, the borrower, via the agent bank, pays the lenders an interest rate, equivalent to the fully drawn spread plus the benchmark rate, usually LIBOR. The funds will be returned to the Fund as a lender upon termination of the prefunded L/C loan (and upon satisfaction of all obligations). Under the terms of the prefunded L/C loan agreement, a lender, such as the Fund, may sell and assign all or a portion of its interest in the loan to another lender so long as the other lender is eligible and agrees to the terms and conditions of the prefunded L/C loan agreement.

Whenever the borrower needs funds, it draws against the prefunded L/C loan and the agent bank makes payment to the borrower by withdrawing some of the amount invested as deposits. Consequently, the lenders do not have to advance any additional funds at the time the borrower draws against the prefunded L/C loan.

The prefunded L/C loan can be structured from the standpoint of the borrower as either (i) a revolving credit facility, where the borrower can reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan, or (ii) a delayed draw term loan where the borrower may not reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan.

Risks of investments in corporate loans

Creditworthiness.   Lending to companies with poor creditworthiness involves substantially greater risks to the Fund, and may be highly speculative. Some companies may never pay off their loans, or may pay only a small fraction of the amount owed. Consequently, when lending to companies with poor credit, the Fund may bear a higher risk of losing the entire amount invested. In addition, loans may be issued in leveraged or highly leveraged transactions. This means that the borrower is assuming large amounts of debt in order to have large amounts of financial resources to attempt to achieve its business objectives; there is no guarantee, however, that the borrower will achieve its business objectives. Loans issued in leveraged or highly leveraged transactions are subject to greater credit risks than other loans, including an increased possibility that the borrower might default or go into bankruptcy and the Fund might have more difficulty selling such investments because they may be less liquid. The value of such loans may also be more volatile.

Nonpayment of interest and/or principal.   Corporate loans and other floating-rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund.

Insufficient collateral.   Some corporate loans may be secured by collateral, which may consist of various types of assets or interests including, working capital assets, such as accounts receivable or inventory tangible fixed assets, such as real property, buildings and equipment; intangible assets, such as trademarks, copyrights and patent rights; or security interests in securities of subsidiaries or affiliates. The value of the collateral, however, may decline following investment by the Fund. Also, collateral may be difficult to sell and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, there can be no assurance that the liquidation of any collateral securing a corporate loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a corporate loan. Collateral securing a corporate loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some corporate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could order currently existing or future indebtedness of the corporate borrower to be paid ahead of the corporate loans making repayment of the corporate loans in part or in full less likely, or could take other action detrimental to the holders of the corporate loans including, in certain circumstances, invalidating such corporate loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance.

Publicly available information and ratings.   Many corporate loans in which the Fund may invest may not be rated by a nationally recognized statistical rating organization (NRSRO) such as Moody’s or S&P, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to corporate loans will generally be less than that available for registered or exchange listed securities. In evaluating the creditworthiness of borrowers, a manager may consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by the NRSRO. Corporate loans held by the Fund directly or as a participation interest or assignment of the loan may be assigned ratings below investment grade by the NRSRO, or unrated but judged by the Fund’s manager to be of comparable quality.

Liquidity of corporate loans.   The manager generally considers corporate loans, loan participations and assignments of corporate loans to be liquid. To the extent such investments are deemed to be liquid by the manager, they will not be subject to the Fund’s restrictions on investments in illiquid securities. Prefunded L/C loans, delayed draw loans and receivables purchase facilities are somewhat newer types of loans to borrowers, but generally also permit the lenders, including the Fund, to assign and transfer their interests in such loans to other parties. Generally, a liquid market with institutional buyers exists for such interests. The manager monitors each type of loan and/or loan interest in which the Fund is invested to determine whether it is liquid consistent with the liquidity procedures adopted by the Fund.

However, no active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value on sale of a corporate loan and thus cause a decline in the Fund’s net asset value, which could be material. In addition, the Fund may not be able to readily dispose of its corporate loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of corporate loans, the Fund’s yield may be lower.

Risks based on agent banks and/or intermediate participants.   The agent bank is a lender that administers the corporate loan. The agent bank typically is responsible for collecting principal, interest and fee payments from the corporate borrower. The agent bank then distributes these payments to all lenders that are parties to the corporate loan. The Fund will not act as an agent bank. The Fund generally will rely on the agent bank or an Intermediate Participant to collect its portion of the payments. The Fund will also rely on the agent bank to take appropriate actions against a corporate borrower that is not making payments as scheduled. Typically, the agent bank is given broad discretion in enforcing the terms of the corporate loan, and is required to use only the same care it would use in the management of its own property. The corporate borrower compensates the agent bank for these services. Such compensation may include special fees paid at the start of corporate loans and other fees paid on a continuing basis.

There is a risk that an agent bank may have financial difficulty. An agent bank could even declare bankruptcy, or have a receiver, conservator, or similar official appointed for it by a regulatory authority. If this happens, assets held by the agent bank under the corporate loan should remain available to holders of corporate loans, including the Fund. However, a regulatory authority or court may determine that assets held by the agent bank for the benefit of the Fund are subject to the claims of the agent bank’s general or secured creditors. The Fund might incur costs and delays in realizing payment on a corporate loan or might suffer a loss of principal or interest. Similar risks arise in situations involving Intermediate Participants, as described above.

Bank obligations.   Bank obligations, or instruments secured by bank obligations, include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time deposits, bank notes and bankers’ acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers’ acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers’ acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity.

Certain Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Funds that are permitted to invest in bank obligations may invest in dollar-denominated certificates of deposit and bankers’ acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

Commercial paper.   Commercial paper is an unsecured, short-term loan by a corporation, typically for financing accounts receivable and inventory with maturities of up to 270 days. The Fund may invest in domestic or foreign commercial paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

Certain Funds also may invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt securities generally. See “Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings" for a more complete description of commercial paper ratings.

Deferred interest and pay-in-kind bonds.   These are bonds issued at a discount that defer the payment of interest until a later date or pay interest through the issuance of additional bonds, known as pay- in-kind bonds. The Fund will accrue income on deferred interest bonds for tax and accounting purposes. Similarly, the Fund will be deemed to receive interest over the life of such bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. This accrued income from both deferred interest and pay- in-kind bonds must be “distributed” to the Fund shareholders each year, whether or not such distributions are paid in cash. To the extent such distributions are paid in cash, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use other sources such as sales of Fund shares. See “Lower-rated and unrated securities” for more information about these bonds.

Mortgage-backed securities.   Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.

Ginnie Mae guarantees the principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of the Fund's shares which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac mortgage securities are backed by the credit of the respective instrumentality. However, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. There is no guarantee that the government would support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk.

The Fund may also invest in private mortgage securities. Issuers of private mortgage securities are not U.S. government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage securities. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or government agency guarantees of payment. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage security meets the Fund's quality standards. The Fund may buy mortgage securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the manager determines that the securities meet the Fund's quality standards.

Mortgage securities differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae's, Freddie Mac's or Fannie Mae's fees and any applicable loan servicing fees). As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, pass-through mortgage securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates. In general, fixed-rate mortgage securities have greater exposure to this "prepayment risk."

The market value of mortgage securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. Coupon rates of adjustable rate mortgage securities (ARMS) tend to move with market interest rates, and thus their values fluctuate to a lesser degree than fixed income mortgage securities. To the extent market interest rates increase beyond applicable caps or maximum rates on ARMS or beyond the coupon rates of fixed-rate mortgage securities, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. In view of these factors, the ability of the Fund to obtain a high level of total return may be limited under varying market conditions.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

Adjustable rate mortgage securities (ARMS).   ARMS, like traditional fixed income mortgage securities, are interests in pools of mortgage loans and are issued or guaranteed by a federal agency or by private issuers. Unlike traditional mortgage securities, the mortgage loans underlying ARMS carry adjustable interest rates that are reset periodically. The interest rates paid on the ARMS in which the Fund may invest are generally readjusted at intervals of one year or less, although ARMS with longer resets such as three, five, seven and ten years are also permissible investments for the Fund.

In a changing interest rate environment, this reset feature acts as a buffer to reduce sharp changes in the ARMS' value in response to normal interest rate fluctuations. However, the time interval between each interest reset causes the yield on the ARMS to lag behind changes in the market interest rate. As interest rates are reset on the underlying mortgages, the yields of the ARMS gradually re-align themselves to reflect changes in market rates so that their market values remain relatively stable compared to fixed-rate mortgage securities.

As a result, ARMS also have less risk of a decline in value during periods of rising rates than if the Fund invested in more traditional long-term, fixed-rate securities. When interest rates decline, ARMS, like other mortgage securities, may have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages.

During periods of rising interest rates, this reset lag may result in a lower net asset value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares before the interest rates on the underlying mortgages reset to market rates. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund generally will be able to reinvest these amounts in securities with a higher current rate of return. However, the Fund will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or cap rates) for a particular mortgage security.

During periods of declining interest rates, the interest rates on the underlying mortgages may reset downward with a similar lag, resulting in lower yields to the Fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and the Fund may have to reinvest the proceeds from the prepayments at the lower prevailing rates.

In periods of more extreme fluctuation in interest rates, the resulting fluctuation in the value of the ARMS may affect the Fund's net asset value. Also, the Fund's net asset value could vary to the extent that current yields on mortgage-backed securities are different from market yields during interim periods between coupon reset dates.

For certain types of ARMS, the rate of amortization of principal, as well as interest payments on the underlying mortgages that collateralize the ARMS, change in accordance with movements in a pre-specified, published interest rate index. There are several categories of indices, including those based on U.S. Treasury securities, those derived from a calculated measure, such as a cost of funds index, or a moving average of mortgage rates and actual market rates. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Caps and floors limit the maximum amount by which the loan rate to the residential borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, which can extend the average life of the mortgage securities. Since most ARMS in the Fund's portfolio will generally have annual reset limits or caps of 100 to 200 basis points, fluctuations in interest rates above these levels could cause the mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs) and multi-class pass-throughs.   A Fund may invest in certain debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations may be issued or guaranteed by U.S. government agencies or issued by certain financial institutions and other mortgage lenders.

CMOs and REMICs may be issued by governmental or government-related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers and are secured by pools of mortgages backed by residential or various types of commercial properties. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by (a) mortgage securities issued by Freddie Mac, Fannie Mae or Ginnie Mae, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer.

Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class pass-through securities.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor to predict more accurately the pace at which principal is returned. The Fund may buy CMOs that are:

1.  collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

2.  collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

3.  securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

CMOs are issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as LIBOR. These adjustable rate tranches are known as “floating-rate CMOs.” Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies. Prepayments of the mortgages underlying a CMO, which usually increase when interest rates decrease, will generally reduce the life of the mortgage pool, thus impacting the CMO’s yield. Under these circumstances, the reinvestment of prepayments will generally be at a rate lower than the rate applicable to the original CMO.

Some of the CMOs in which the Fund may invest may have less liquidity than other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances.

To the extent any privately issued CMOs in which the Fund invests are considered by the SEC to be an investment company, the Fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is higher since the U.S. government does not guarantee them. The trustees of the Trust believe that the risk of loss from an investment in privately issued CMOs is justified by the higher yield the Fund will earn in light of the historic loss experience on these instruments.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMICs in which the Fund may invest include mortgages backed by Ginnie Mae or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency or instrumentality.

Caps and floors.   The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Resets.   The interest rates paid on ARMS and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the Fund may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include the one-, three-, and five-year constant-maturity Treasury rates; the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-, three-, six-month, or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

Mortgage dollar rolls.   In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (the "roll period"), the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale.

For each mortgage dollar roll transaction, the Fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the mortgage dollar roll contract price.

Successful use of mortgage dollar rolls depends on the manager’s ability to predict correctly interest rates and mortgage prepayments. The Fund could suffer a loss if the contracting party fails to perform the future transaction and the Fund is therefore unable to buy back the mortgage-backed securities it initially sold. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk).

Funds generally enter into mortgage dollar rolls only with high quality government securities dealers and member banks of the Federal Reserve System.

Stripped mortgage securities.   These securities are derivative mortgage securities. The stripped mortgage-backed securities in which the Fund may invest will not be limited to those issued or guaranteed by agencies or instrumentalities of the U.S. government, although such securities are more liquid than privately issued stripped mortgage-backed securities.

Stripped mortgage-backed securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or "IO" class), while the other class receives all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Fund invests and are purchased and sold by institutional investors, such as the Fund, through several investment banking firms acting as brokers or dealers. Some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by the board. The board may, in the future, adopt procedures that would permit the Fund to acquire, hold and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will be treated as illiquid and, together with other illiquid investments, will not exceed the Fund’s limit on investments in illiquid securities. This position may be changed in the future, without notice to shareholders, in response to the SEC staff’s continued reassessment of this matter, as well as to changing market conditions.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, the Fund may invest in them if they are consistent with the Fund's goals, policies and quality standards.

Asset-backed securities   The Fund may invest in asset-backed securities, including adjustable-rate asset-backed securities that have interest rates that reset at periodic intervals. Asset-backed securities are similar to mortgage-backed securities. The underlying assets, however, may include receivables on home equity and credit card loans, and automobile, mobile home, and recreational vehicle loans and leases and other assets. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that are developed in the future in which the Fund may invest. The rate of principal payment on asset-backed securities generally depend on the rate of principal payments received on the underlying assets. The payment rate may be affected by various economic and other factors. Therefore, the yield may be difficult to predict, and actual yield to maturity may be more or less than the anticipated yield to maturity.

The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets, how well the issuers of the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Asset-backed securities entail certain risks not presented by mortgage-backed securities as they do not have the benefit of the same type of security interests in the underlying collateral. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. The Fund’s return on an investment in asset-backed securities for which automobile receivables are the underlying assets may be affected by early pre-payment of principal on the underlying vehicle sales contracts. The issuer of asset-backed securities may be prevented from realizing the full amount due on an automobile sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of bankruptcy and insolvency laws, or other factors. As a result, the Fund may experience delays in payments or losses.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on the underlying assets to make payments, asset-backed securities may contain elements of credit support. Credit support falls into two categories: (i) liquidity protection and (ii) protection against losses from the default by an obligor on the underlying assets. Liquidity protection refers to advances, generally provided by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses from the default by an obligor enhances the likelihood of payments of the obligations on at least some of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of these approaches. The Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes that are subordinate to the other classes with respect to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments on the securities and pay any servicing or other fees). The degree of credit support provided is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in the securities.

Stripped securities.   Stripped securities are the separate income and principal components of a debt security. Once the securities have been stripped, the principal portion may be referred to as a zero coupon security or as a “principal-only strip.” Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities. Stripped securities include: U.S. Treasury STRIPS, Stripped Government Securities, Stripped Obligations of the Financing Corporation (FICO STRIPS), Stripped Corporate Securities, and Stripped Eurodollar Obligations.

U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are considered U.S. Treasury securities for purposes of the Fund’s investment policies. Their risks are similar to those of other U.S. government securities, although they may be more volatile. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

Stripped government securities are issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers (such as state and local governments and their agencies and instrumentalities), and by “mixed-ownership government corporations.”

FICO STRIPS represent interests in securities issued by the Financing Corporation (FICO). FICO is the financing vehicle for the recapitalization of the Federal Savings and Loan Insurance Corporation (FSLIC). FICO STRIPS are not backed by the full faith and credit of the U.S. government but are generally treated as U.S. government agency securities.

Stripped corporate securities are zero coupon securities issued by domestic corporations. They consist of corporate debt obligations without interest coupons, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for stripped debt obligations and stripped coupons.

Stripped eurodollar obligations are stripped debt obligations denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations.

U.S. Government Securities   U.S. government securities include: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities such as Ginnie Mae, the Export-Import Bank and the Farmers Home Administration. Some of the Fund’s investments will include obligations that are supported by the full faith and credit of the U.S. government. In the case of U.S. government securities that are not backed by the full faith and credit of the U.S. government (e.g., obligations of the Fannie Mae or Freddie Mac), the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. government in the event the agency or instrumentality does not meet its commitments.

Mortgage securities.   Please refer to the foregoing discussion of Mortgage-Backed Securities for a description of the features and risks of Ginnie Mae, Fannie Mae and Freddie Mac mortgage securities.

Small Business Administration (SBA) securities.   SBA securities are pools of loans to small businesses that are guaranteed as to principal and interest by the SBA, and supported by the full faith and credit of the U.S. government. SBA loans generally have variable interest rates that are set at a premium above the prime rate, and generally have no interest rate caps or floors. The terms on SBA loans currently range from 7 to 25 years from the time they are issued. As with mortgage-backed securities such as Ginnie Maes, prepayments can greatly change realized yields for SBA securities. While the prepayment rate of mortgage-backed securities has generally been a function of market interest rates, the prepayment rate of SBA securities has historically depended more on the purpose and term of the loan and the rate of borrower default. Shorter-term SBA loans have had the highest prepayment rates, particularly if the loans were for working capital; long-term, real-estate backed SBA loans prepay much more slowly. SBA securities are sometimes offered at a premium above their principal amount, which increases the risks posed by prepayment.

U.S. treasury rolls.   In "U.S. Treasury rolls," the Fund sells outstanding U.S. Treasury securities and buys back "when-issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when-issued" U.S. Treasury security. Two potential advantages of this strategy are (1) the Fund can regularly and incrementally adjust its weighted average maturity of its portfolio securities (which otherwise would constantly diminish with the passage of time); and (2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.

During the period before the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Fund generally enters into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Treasury inflation-protected securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though the Fund holding TIPS will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the "principal”) at maturity.

The Fund may invest in Treasury Inflation-Protected Securities (TIPS), which are issued by the U.S. Treasury. TIPS are designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The U.S. Treasury has guaranteed repayment of these securities at maturity of at least their face value in the event of sustained deflation.

Zero coupon bonds.   Zero coupon bonds are debt obligations that are issued at a significant discount from the value set forth on the face of the bond. The original discount approximates the total amount of interest the bonds will accumulate and compounds over the period until maturity or the first interest accumulation date at a rate of interest reflecting the market rate of the security at the time of issuance. Although a zero coupon bond pays no interest to its holder during its life, the Fund will be deemed to have received income on such investments for tax and accounting purposes. That income is distributable to shareholders even though no cash is received at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations.

Zero-coupon or deferred interest securities are debt obligations that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the cash payment date), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality.

Collateralized debt obligations   The Fund may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. CDOs are types of asset-backed securities. CBOs are interests in a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. CLOs are interests in a trust typically collateralized by a pool of corporate loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans made to domestic and foreign borrowers, including loans that may be rated below investment grade or equivalent unrated loans. The Fund only will invest in one of the top two tranches of a CLO that is rated “A” or higher by an appropriate rating agency. CDOs representing interests in a trust collateralized by mortgage-backed or other asset-backed securities issued in securitized transactions (the most common type of CDO), including CMOs as discussed more fully below, are generally referred to simply as "CDOs."

In all types of CDOs (including CBOs and CLOs), the interests in the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in severe, and generally unforeseen, defaults or delinquent collateral payments. Because they are partially protected from defaults, senior tranches from a CDO trust typically have higher ratings and lower yields than the underlying collateral securities held by the trust, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience, and have recently experienced, substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. Recently, prices of CDO tranches have declined considerably. The drop in prices was initially triggered by the subprime mortgage crisis. Many CDOs are collateralized by mortgage-backed securities (MBS). A significant portion of the collateral backing these MBS has historically consisted of subprime mortgages. As floating interest rates and mortgage default rates increased, the rating agencies who had rated the MBS and CDO transactions backed by such mortgages realized their default assumptions were too low and began to downgrade the credit rating of these transactions.

The risks of an investment in a CDO depend largely on the type of collateral held by the Trust and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO's collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the CDO trust), especially during a period of market volatility like that recently experienced. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or go into default; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are often sold in private placement transactions. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

Credit linked notes (CLNs)   A typical CLN is set-up as a “pass-through” note structure created by a broker or bank as an alternative investment for funds or other purchasers to directly buying a bond or group of bonds. CLNs are typically issued at par, with a one to one relationship with the notional value to the underlying bond(s). The performance of the CLN, however, including maturity value, is linked to the performance of the specified underlying bond(s) as well as that of the issuing entity. CLNs are generally considered to be liquid instruments; however, the liquidity of the CLN may be impacted by the liquidity of the underlying reference asset.

In addition to the risk of loss of its principal investment, the Fund bears the risk that the issuer of the CLN will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment. A downgrade or impairment to the credit rating of the issuer will also likely impact negatively the price of the CLN, regardless of the price of the bond(s) underlying the CLNs. A CLN is typically structured as limited recourse, unsecured obligation of the issuer of such security such that the security will usually be the obligation solely of the issuer and will not be an obligation or responsibility of any other person, including the issuer of the underlying bond(s).

Most CLNs are structured as Rule 144A securities so that they may be freely traded among institutional buyers. However, the market for CLNs may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the CLN to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of CLNs. In certain cases, a market price for a CLN may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the manager believes is fair.

Derivative instruments   Derivative instruments are those financial instruments whose values are dependent upon the performance of one or more underlying assets, such as securities, interest rates, currencies, commodities or related indices.

Derivatives may be used for "hedging", which means that they may help manage risks relating to interest rates, currency fluctuations and other market functions. They also may be used to increase liquidity or to invest in a particular stock or bond in a more efficient or less expensive way.

Futures contracts.   A futures contract is a standard binding agreement to buy or sell a specified quantity or grade of a commodity or a broad-based stock index at a later date. In general, commodities include most agricultural products, such as wheat, cotton and rice, other types of goods and articles, and all services, rights, and interests in which the contract calls for a future delivery of the item at a predetermined price. A futures contract for the sale and purchase of a financial instrument, such as a security, is considered a futures contract on a commodity. Although futures contracts by their terms call for the actual delivery or acquisition of the commodities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract and without the parties having to make or take delivery. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, commodities, or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the underlying asset called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the underlying asset called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities (or of commodities that may have an effect on the price of portfolio securities) without actually buying or selling the underlying security or commodity. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy. Futures contracts have been designed by exchanges that have been designated “contracts markets” by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. The Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying asset(s) on which the futures contract is based and movements in the prices of the assets sought to be hedged. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract.

Although the manager believes that the use of futures contracts may benefit the Fund, if the manager’s investment judgment about the general direction of interest or currency exchange rates or commodity prices is incorrect, the Fund’s overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged because it will have offsetting losses in its futures positions. Similarly, if the Fund sells a foreign currency futures contract and the U.S. dollar value of the currency unexpectedly increases, the Fund will lose the beneficial effect of the increase on the value of the security denominated in that currency. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Sales of securities may be, but are not necessarily, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general trends in the price of the underlying commodity, currency or securities index by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The Funds that are authorized to engage in futures transactions generally purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. A Fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

Futures contracts that are traded on foreign exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, foreign futures contracts may be subject to varied regulatory oversight. The price of any foreign futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the foreign exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The Fund may enter into futures contracts on foreign currencies, interest rates, stock indices and on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, Ginnie Mae modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills. In addition, the Fund may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. The Fund also may enter into futures contracts on corporate debt securities, non-U.S. government debt securities, and an index of debt securities, but such futures contracts are not currently available.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (initial deposit). Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract’s value. In addition, the Fund must maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract, which will consist of liquid assets from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of debt securities on the settlement date of a contract for future delivery of debt securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund’s strategies for hedging its securities.

Financial futures.   Financial futures contracts are commodity contracts that obligate the purchaser or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index, during a specified future period at a specified price.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it buys or sells financial futures.

Futures contracts on non-financial commodities.   Certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. These Funds generally enter into such futures contracts (and any related options) only for hedging purposes. They generally do not actually take receipt or make delivery of these types of non-financial commodities and will usually enter into an offsetting futures contract to insure that the transaction is closed out prior to the delivery date contemplated under the futures contract. In addition to the risk associated with futures contracts in general, a futures contract for non-financial commodities presents the risk that the offsetting contract may fail and the counterparty to the initial futures contract may demand a party’s performance or sue for damages. The CFTC has established certain regulatory safeguards that seek to reduce this risk.

Options on futures contracts.   The Fund may purchase and “write” (sell) options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, securities index or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance, or appreciation in the value of a foreign currency against the U.S. dollar.

If the Fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the Fund’s holdings. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund’s losses from options on futures may be affected by changes in the value of its portfolio securities.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, the Fund’s loss is potentially unlimited and may exceed the amount of the premium received. Also, the Fund may not be able to properly hedge its securities or close out option contract positions if a liquid secondary market is unavailable for the option the Fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Bond index futures and options on such futures.   The Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund reserves the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Fund's investment strategy in employing futures contracts based on an index of debt securities will be similar to that used by it in other financial futures transactions. The Fund may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

Stock index futures and options on such futures.   A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A Fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. In general, these Funds may invest in index futures for hedging purposes. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contracts value.

Stock index futures contracts obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

Options on stock index futures.   To hedge against risks of market price fluctuations, the Fund may purchase and write (sell) call and put options on stock index futures. The need to hedge against these risks will depend on the extent of diversification of the Fund’s common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole. The Fund incurs the risks associated with writing options generally and writing options on futures when it writes options on stock index futures.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer’s futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Future developments.   The Funds may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Fund's investment goals and legally permissible for the Fund.

Unless otherwise noted in the Fund’s policies, none of the Funds permitted to purchase or sell futures contracts will purchase or sell futures contracts or options on futures contracts if, immediately thereafter, the aggregate amount of initial margin deposits on all the futures positions of the Fund and the premiums paid on options on futures contracts would exceed 5% of the market value of the Fund’s total assets.

Forward conversions.   In a forward conversion, the Fund buys securities and writes call options and buys put options on such securities. By purchasing puts, the Fund protects against depreciation in value of an underlying security. By selling calls on the same security, the Fund receives premiums that may offset part or all of the cost of purchasing the puts, but also foregoes the opportunity for appreciation in the value of the underlying security. A Fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise prices of the put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, the Fund’s return depends in part on movements in the price of the underlying security.

Options.   A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index’s closing price and the option’s exercise price.

Unless otherwise noted in the Fund’s policies, the value of the underlying securities on which options may be “written” (sold) at any one time will not exceed 15% of the Fund’s assets. Nor will the Fund purchase put or call options if the aggregate premium paid for such options would exceed 5% of its assets at the time of purchase.

The Fund may write (sell) covered put and call options and buy put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. Additionally, the Fund may “close out” an option it has entered into by writing an option of the same series as the option previously purchased. This is known as a closing sale transaction.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option.

The Fund’s options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the Fund’s portfolio. In addition, the Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing the Fund’s investments, the Fund’s performance will be worse than if the manager did not employ such strategies.

When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The purchaser of an option can lose the amount of the premium plus related transaction costs. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

The Fund also may use “collars.” A “collar” position combines a long put option (the right of the Fund to sell a specific security within a specified period) with a short call option (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

Buying call and put options on securities.   The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the option holder the right to buy the underlying securities from the option writer at a stated exercise price. Before its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

The Fund may buy a put option on an underlying security or currency owned by the Fund (a protective put) as a hedging technique in order to protect against an anticipated decline in the market value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

The Fund also may buy put options at a time when it does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Writing covered call and put options on securities.   The Fund may write options to generate additional income and to hedge its portfolio against market or exchange rate movements. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be “called away” and the Fund required to sell shares of the stock at the exercise price. A Fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

A call option written by the Fund is “covered” if the Fund:

  owns the underlying security that is subject to the call; or
  has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

  is equal to or less than the exercise price of the call written; or
  is greater than the exercise price of the call written if the difference in exercise prices is maintained by the Fund in cash and marketable securities.

Options may be written in connection with “buy-and-write” transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money), or above (out-of-the-money) the current value of the underlying security at the time the option is written.

When the Fund writes a covered call option, the underlying securities that are subject to the call will be held in a segregated account (or escrow) with the Fund’s custodian. It will be unable to sell the underlying securities that are subject to the call until it either effects a closing transaction with respect to the call, or otherwise satisfies the conditions for release of the underlying securities from escrow, as may be imposed by the broker through which the call is effected. In addition, if the broker fails to timely issue instructions to the Fund’s custodian to permit the release of the underlying security when the escrow is no longer required, the Fund may be unable to sell the securities when it desires to do so.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be “put to” the Fund such that the Fund would be required to buy the stock at the exercise price. The Fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option in the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Options on stock indices.   The Fund also may buy and write (sell) both call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the Fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stock.

When the Fund writes an option on a stock index, the Fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The Fund also may cover by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.

The Fund’s ability to effectively use options on stock indices depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund’s portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by the Fund of options on stock indices will be subject to the manager’s ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the Fund’s performance.

Over-the-counter (OTC) options.   The Fund may buy both put and call OTC options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. The Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

The Fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund and the manager disagree with this position. Nevertheless, pending a change in the staff’s position, the Fund will treat OTC options and “cover” assets as subject to the Fund’s limitation on illiquid securities.

Spread and straddle options transactions.   In “spread” transactions, the Fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices, expiration dates, or both. In “straddles,” the Fund purchases or writes combinations of put and call options on the same security. When the Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund was to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund was to buy or sell a single option.

Swaps, caps and floors.   The Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund will enter into these transactions primarily to, among other things, preserve a return or spread on a particular investment or portion of its portfolio; to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; to shorten the effective duration of its portfolio investments or for cash management purposes. To the extent applicable, the Fund generally uses these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors it does not own. Interest rate swaps, caps and floors generally are considered to be “derivative instruments.”

Generally, swap agreements are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of value of predetermined underlying instruments. The notional amount is the set dollar amount or other currency value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples are investments in a particular security, at a particular fixed or variable interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may include the delivery (exchange) of the entire notional value of one designated currency for another designated currency.

The Fund may enter into swap agreements on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations (or rights) under a swap agreement on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement provides for other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis. To limit potential leveraging of the Fund’s portfolio, the Fund has adopted procedures to cover any accrued but unpaid net or full amounts owed to a swap counterparty by designating, on a daily basis, as segregated, liquid assets (not otherwise encumbered) equal in current market value to such swap amounts owed. In connection with swaps entered into on other than a net basis, the Fund has adopted procedures to cover the full notional amount of the swap (minus any amounts owed to the Fund) by designating as segregated liquid assets equal in current market value to that amount. Under the procedures, the Fund designates the segregated assets by appropriate notation on the books of the Fund or its custodian. To the extent the Fund enters into swap agreements for good faith hedging purposes and the Fund's swap obligations are fully covered by an offsetting asset or right of the Fund, the obligations will not be subject to the Fund's segregated assets procedures. The manager of the Fund believes that swap agreement obligations that are covered, either by an offsetting asset or right or by the Fund's segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions.

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the manager correctly to predict which types of investments are likely to produce greater returns. If the manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would be using other investments.

The risk of loss to the Fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund's risk of loss is limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market. Swap agreements are generally valued using independent pricing services who may use fair valuation techniques.

Swap agreements are not traded on exchanges and are not subject to government regulation like exchange markets. As a result, swap participants are not as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk of the inability or refusal to perform such agreement by the counterparty. No limitations on daily price movements or speculative position limits apply to swap transactions. Counterparties may, however, limit the size or duration of positions to the Fund as a consequence of credit considerations. The Fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of default by or insolvency or bankruptcy of a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. The manager will approve a counterparty for a swap agreement of the Fund only if the manager deems the counterparty to be creditworthy under the Fund’s Counterparty Credit Review Standards, adopted and reviewed annually by the board.

Certain Internal Revenue Service positions may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.

Interest rate swaps, caps and floors.   An interest rate swap is an agreement between two parties to exchange interest rate obligations, one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime, commercial paper, or other benchmarks). By swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk. The obligations to make repayment of principal on the underlying securities are not exchanged. Similarly, the right to receive such repayment of principal is not transferred. In addition, interest rate swaps generally do not involve the delivery of securities, other underlying assets or principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

Interest rate swap transactions generally require the participation of an intermediary, frequently a bank. For example, the first entity, which holds a fixed-rate obligation, transfers the obligation to the intermediary. The first entity is then obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with the second entity, which holds a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming the fixed-rate obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Mortgage swaps.   A specific type of interest rate swap in which the Fund may invest is a mortgage swap. In a mortgage swap, cash flows based on a group of Government National Mortgage Association (“Ginnie Mae”) mortgage pools are exchanged for cash flows based on a floating interest rate. The return on a mortgage swap is affected by changes in interest rates, which affect the prepayment rate of the underlying mortgages upon which the mortgage swap is based.

Currency swaps.   A currency swap is an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. For example, a currency swap may involve the exchange by the Fund with another party of the right to receive a foreign currency (paid from the Fund’s investment denominated in the foreign currency) for the right to receive U.S. dollars. Currency swaps sometimes involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. In such a situation, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund may also enter into currency swaps on a net basis, which means the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on the Fund’s swap transactions or cause the Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Also, the use of currency transactions could cause the Fund losses due to the inability of foreign securities transactions to be completed. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Synthetic equity swaps.   In addition to currency swaps, as described above, the Fund may also invest in synthetic equity swaps, which are sometimes also referred to as “contracts for difference” or total return swaps. The discussion regarding currency swaps above, including the risks, is generally applicable to synthetic equity swaps. However, in a synthetic equity swap transaction, one party agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security and any dividends declared with respect to that equity security. In return, the other party makes regular payments, typically at a floating rate based upon LIBOR, or alternatively at a fixed rate or some other variable interest rate, calculated on the notional amount. The parties do not actually invest the notional amount in any investment or instrument. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates.

Like currency swaps, the Fund may generally enter into a synthetic equity swap agreement on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (or rights) under a swap agreement on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will generally accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement provides for other than a net basis, the full amount of the Fund’s obligations will generally be accrued on a daily basis. To limit potential leveraging of the Fund’s portfolio, the Fund may employ procedures to cover any accrued but unpaid net amounts owed to a swap counterparty by designating, on a daily basis, as segregated, liquid assets (not otherwise encumbered) equal in current market value to such swap amounts owed. Under such procedures, the Fund may designate the segregated assets by appropriate notation on the books of the Fund or those of its custodian bank.

Credit default swaps.   The Fund may be a buyer of credit default swaps. The "buyer" in a credit default swap agreement is obligated to pay the "seller" a periodic stream of payments over the term of the agreement in return for a payment by the "seller" that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer's obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Options on swap agreements ("swaptions").   Generally, the Fund may purchase and write (sell) both put and call options on swap agreements, commonly known as swaptions, although currently the Fund only intends to purchase options on interest rate swaps. The Fund may buy options on interest rate swaps to help hedge the Fund’s risk of potentially rising interest rates. A swaption is an over-the-counter option (see the discussion on OTC options) that gives the buyer of the option the right, but not the obligation, to enter into a previously negotiated swap agreement, or to extend, terminate, or otherwise modify the terms of an existing swap agreement, in exchange for the payment of a premium to the writer (seller) of the option. The writer (seller) of a swaption receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. The Fund generally assumes a greater risk when it writes (sells) a swaption than when it purchases a swaption. When the Fund purchases a swaption, it risks losing the amount of premium it has paid, should it elect not to exercise the option, plus any related transaction costs. When the Fund writes (sells) a swaption, however, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Swaptions also involve other risks associated with both OTC options and swap agreements, such as counterparty risk (the risk that the counterparty defaults on its obligation), market risk, credit risk, and interest rate risk. With respect to the Fund’s purchase of options on interest rate swaps, depending on the movement of interest rates between the time of purchase and expiration of the swaption, the value of the underlying interest rate swap and therefore the value of the swaption will change.

Credit-linked securities.   The Fund may invest in credit-linked securities. Credit-linked securities are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more debt obligations, bank loan obligations, or credit default swaps on corporate debt or bank loan obligations. Such debt obligations may represent the obligations of one or more corporate issuers. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date. The Fund currently anticipates purchasing only "funded" credit-linked securities. Funded credit-linked securities are structured so that the Fund's total investment is made when it purchases the credit-linked security with no further exposure to the Fund beyond its initial investment. Consequently, the purchase of these securities will not add leverage to the Fund.

The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security, in the event that one or more of the debt obligations underlying bonds or debt obligations underlying the credit default swaps go into default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to an underlying debt obligation (which may represent a credit event of one or more underlying obligees), the Fund will generally reduce the principal balance of the related credit-linked security by the Fund’s pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, thereby causing the Fund to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the extent a credit-linked security represents an interest in underlying obligations of a single corporate issuer, a credit event with respect to such issuer presents greater risk of loss to the Fund than if the credit-linked security represented an interest in underlying obligations of multiple corporate issuers.

In addition, the Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. The Fund will generally only purchase credit-linked securities which are determined to be liquid in accordance with the Fund’s liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Fund will include such security in calculating its limitation on investments in illiquid securities.

The value of a credit-linked security will typically increase or decrease with any change in value of the underlying debt obligations, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks. See “Swaps, caps and floors” above for a description of additional risks associated with credit default swaps.

DIVERSIFICATION   Each Fund, except Global Bond Fund and Global Real Estate Fund, operates as a diversified fund under federal securities law. Each diversified Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. government securities) if (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer, or (b) hold more than 10% of the outstanding voting securities of such issuer.

In addition, each Fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies.

Equity securities   The Fund may invest in equity securities, which include common and preferred stocks, warrants, and securities convertible or exchangeable into common stock.

Common stock.   Common stock represents a proportionate share of the ownership of a company. The value of a stock is based on the market’s appraisal of current and likely future success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Because it represents ownership, common stock ranks lowest in the capital structure of a company, in terms of its claim on the revenues or earnings of the company, and the value of a company’s assets in the event of bankruptcy or liquidation. A company’s creditors, including the holders of a company’s debt securities, if any, have claims that take priority over the interests of the owners of the company’s common stock. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. The returns from ownership of common stocks historically have been greater than the returns from ownership of other classes of financial assets, but their value can fluctuate dramatically over shorter periods in response to many factors affecting individual companies, industries, or the stock market or economy in general.

Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities.

The price of a stock also may be adversely affected by discovery and disclosure of accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. The discovery and disclosure of accounting irregularities may result in changes to a company’s past or current reported earnings, impairment of its credit rating and financial stability. These changes may result in a sudden and significant drop in the price of the company’s equity and debt securities and, in some cases, can result in bankruptcy or the threat of bankruptcy, because the company’s true financial condition after correction of accounting irregularities may violate covenants to which the company is subject under the terms of its credit arrangements.

Preferred stock.   Preferred stock also represents an ownership interest in a company, but that ownership interest usually is limited to a specific dollar amount per share of liquidation priority over common equity in the event of liquidation of the company. Preferred stocks usually have fixed or variable dividend payment rates, and the payment of those dividends to the holders of preferred stock takes priority over the interests of holders of common stock, but usually is subordinate to the rights of holders of the company’s debt securities. Preferred stocks often have no or limited voting rights, or have voting rights only in the event of omission of the payment of agreed dividends.

While preferred stocks represent a form of ownership in a company’s capital structure, the limited nature of that ownership interest, and their fixed or variable dividend rates, result in many preferred stocks being treated in the market as more akin to debt securities. Like debt securities, the values of preferred stocks often fluctuate more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stocks sometimes are callable for redemption by the issuer on or after a specific date and at a price specified at the time of issuance.

Preferred stocks often are issued with conversion or exchange rights, pursuant to which the preferred stock may be converted into common stock of the issuing company, or exchanged for common stock or other equity securities of a different company. The characteristics of convertible preferred stocks are discussed in greater detail above under “Convertible securities.”

Warrants.   The Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities.

Participatory notes.   A participatory note, as used by the Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor, such as the Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Fund’s investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Fund to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

Participatory notes are generally structured and sold by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market. Pursuant to the terms of the instrument, the Fund may tender a participatory note for cash payment in an amount that reflects the current market value of the underlying investments, less program expenses, such as trading costs, taxes and duties. The participatory notes represent unsecured, unsubordinated contractual rights of the issuer of the participatory notes. They do not confer any right, title or interest in respect to the underlying equity securities or provide rights against the issuer of the underlying securities.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk. While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Other investment companies   The Fund may invest a portion of its assets in securities of other investment companies. These securities may be registered or excluded from registration under Section 3(c) of the 1940 Act. The Fund may not acquire shares of another registered investment company (other than a money market fund) if, immediately after the acquisition, the Fund would own (i) more than 3% of the total outstanding voting stock of that investment company, (ii) securities issued by that investment company having an aggregate value in excess of 5% of the Fund's total assets, or (iii) securities issued by that investment company and all other investment companies having an aggregate value in excess of 10% of the Fund's total assets.

If the Fund acquires shares of other investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

The Fund may invest in Franklin Templeton money market funds. The Fund’s manager has agreed in advance to reduce their fees attributable to assets invested by the Fund in a Franklin Templeton money market fund. The reduction is required by the board and an SEC order.

Exchange-traded funds.   The Fund may invest indirectly in equity securities through the purchase of exchange-traded funds (ETFs). ETFs are regulated as registered investment companies under the 1940 Act. ETFs are publicly traded trusts that acquire and hold shares of all of the companies, or a representative sampling of companies, that are components of a particular index. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Although the Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Fund's best interest to do so.

An investment in an ETF generally represents the same risks as an investment in a conventional open-end investment company (i.e., an investment company that is not exchange-traded). The price of an ETF can fluctuate and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain other risks that do not apply to conventional open-end investment companies, such as the risk that the market price of the ETF's shares may trade at a discount to their net asset value; the risk that an active market for an ETF's shares may not develop or be maintained; or the risk that an ETF's shares could be delisted from an exchange or that trading may be halted for various reasons. An investment in ETFs may also involve a duplication of expenses, as ETFs pay their own expenses. Pursuant to regulatory requirements, the Fund's "Fees and Expenses" table in the prospectus will show the indirect portion of the ETFs' expenses paid by the Fund.

Most ETFs are investment companies. Therefore, the Fund's purchases of ETFs are subject to limitations on investments in other investment companies under section 12(d)(1) of the 1940 Act, unless exemptions from those limitations are available pursuant to the SEC's current rules and interpretations, or the ETF has obtained an exemption from such rules that is applicable to the Fund. Such exemptions may impose additional obligations on the Fund if it chooses to rely on them.

Closed-end investment companies.   The Fund may invest in equity securities of closed-end investment companies, subject to provisions of the 1940 Act that limit investment by the Fund in the voting securities of another registered investment company. The shares of a closed-end fund typically are bought and sold on an exchange. The risks of investment in a closed-end investment company typically reflect the risk of the types of securities in which the closed-end fund invests. However, investments in closed-end funds are subject to the additional risk that the price of the fund’s shares may not reflect the net asset value of the underlying securities, and the premium or discount the share prices represents versus net asset value may change over time based on a variety of factors, including supply of and demand for the fund’s shares, unrelated to the value of the underlying portfolio securities. Some closed-end investment companies also issue debt securities as a means of borrowing to lever the closed-end fund’s investment portfolio. The Fund may invest in these debt securities, subject to any quality or other standards applicable to the Fund’s investment in debt securities.

Foreign currency transactions

Forward foreign currency contracts and cross currency forward contracts.   A forward contract is an obligation to purchase or sell a specific currency for another at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The Fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract.

The Fund may enter into a forward contract, for example, when it purchases or sells a security denominated in a foreign currency and desires to “lock in” the U.S. dollar price of the security.  Thus, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  Similarly, when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount.  The Fund may also purchase and sell forward contracts for efficient portfolio management purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value.

In addition, when the Fund believes that a foreign currency may experience a substantial movement against another foreign currency it may enter into a forward contract to buy or sell, as appropriate, an amount of the foreign currency either: a) approximating the value of some or all of its portfolio securities denominated in such foreign currency (this investment practice generally is referred to as “cross-hedging”); or b) necessary to derive a level of additional income or return that the Fund’s manager seeks to achieve for the Fund. In connection with the Fund’s forward contracts, an amount of its assets equal to the amount of the purchase will be segregated on the books of the Fund or its custodian to be used to pay for the commitment. Accordingly, at the time the Fund initially enters into a forward contract, it will have liquid assets available in an amount equal to 102% of the Fund’s commitments under its forward contracts to limit any potential risk. These assets are marked-to-market daily and, if the asset coverage falls below 100% of the Fund’s commitments, the Fund will increase the aggregate value of the assets to ensure that the assets are at least equal to 102% of the amount of the Fund’s commitments under its forward contracts. The Fund may also cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency).

Although the Commodity Futures Trading Commission does not currently regulate these contracts, it may in the future assert such regulatory authority. In such event, the Fund’s ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss. The Fund generally will not enter into a forward contract with a term greater than one year.

Options on foreign currencies.   The Fund may purchase and write put and call options on foreign currencies.  If used for hedging purposes, as is the case with other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute a more effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to its position, the Fund may forfeit the entire amount of the premium paid plus related transaction costs.  Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.  Over-the-counter forwards and related options may be considered illiquid securities and would be subject to the Fund’s investment restriction with respect to illiquid securities.

All options written by the Fund will be “covered.”  For more information about the mechanics of purchasing, writing and covering options, see “Derivative instruments” above.

Foreign currency futures.   The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies (foreign currency futures).  A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract.  This investment technique may be used to achieve the same investment goals as forward foreign currency contracts.

The Fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to currency futures contracts are effected on the exchange on which the contract was entered into (or on a linked exchange).

All futures in which the Fund participates may be subject to “margin” and coverage requirements. For more information about the mechanics of participating in futures, see “Futures contracts” under “Derivative instruments” above.

Foreign securities and investments   The Fund may invest in foreign securities, provided the investments are consistent with their objectives and comply with their concentration and diversification policies. The Funds may buy the securities of foreign issuers directly in foreign markets, both in developed and developing countries. The securities of foreign issuers may be denominated in foreign currency. The Funds also may buy foreign securities that are traded in the U.S. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar-denominated securities. These benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the manager, to offer:

  a better outlook for long-term capital appreciation or current earnings than investments in domestic issuers;

  an opportunity to invest in foreign nations whose economic policies or business cycles are different from those of the U.S.; and

  the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes in governmental administrations or economic or monetary policies, in the U.S. or abroad, or changes in circumstances in dealings between nations or currency convertibility or exchange rates could result in investment losses for the Fund. Investments in foreign securities may also subject the Fund to losses due to nationalization, expropriation, holding and transferring assets through foreign subcustodians, depositories and broker-dealers, or differing accounting practices and treatment.

The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in developing or emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies generally are not subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. From time to time, trading in a foreign market may be interrupted and the Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Investments in securities of issuers in foreign nations also may be affected by cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments.

Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the U.S. of any monies which the Fund has invested in the country.

Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the Fund to pay significant amounts, if not all, of the value of the Fund’s investment to the foreign country’s taxing authority.

Diplomatic developments means that all communications and other official governmental relations between the country and the United States could be severed. This may occur as a result of certain actions occurring within a foreign country, such as significant civil rights violations, or because of the actions of the United States during a time of crisis in the particular country. As a result of such diplomatic developments, U.S. investors’ money in the particular country, including that of the Fund, could be abandoned with no way to recover the money.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Furthermore, in some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

The Fund's investments in foreign securities may increase the risks with respect to the liquidity of the Fund's portfolio. This could inhibit the Fund's ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Through the Fund’s flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund’ investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The board considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Funds’ managers, any losses resulting from the holding of the Fund’ portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the board’s appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

The Fund's definition of “foreign securities” as used in this prospectus may differ from the definition of the same or similar term as used in other mutual fund prospectuses. As a result, the Fund may hold foreign securities that other funds may classify differently.

Currency considerations.   If the Fund holds securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the Fund owns and its share price. In addition, changes in foreign currency exchange rates will affect the Fund’s income and distributions to shareholders. Some countries in which the Fund may invest also may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded. To the extent that the manager intend to hedge currency risk, the Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund’s income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Emerging markets.   Each Fund that invests in emerging market securities may use a slightly different definition of emerging market countries. Emerging market countries generally include countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) or the International Finance Corporation.

Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

Repatriation, that is, the return to an investor’s homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some emerging countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the Fund. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Foreign debt.   Certain Funds may invest in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank, the European Development Bank and the Asian Development Bank.

Many debt obligations of foreign issuers, and especially emerging markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the managers’ individual analysis.

Depositary receipts.   American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between this information and the market value of the depositary receipts.

Depositary receipts also involve many of the same risks as direct investments in foreign securities, as discussed above. For purposes of the Fund’s investment policies, the Fund will consider its investments in depositary receipts to be investments in the underlying securities.

Limitations.   Certain countries do not permit direct investments. Some countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In order to gain investment access to these countries, the Fund may invest up to 10% of its assets in shares of such closed-end investment companies and up to 5% of its assets in any one closed-end investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If the Fund acquires shares of closed-end investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

Illiquid securities   The Funds may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 (restricted securities), or in other securities that, in the opinion of the board, may be illiquid.

Illiquid securities generally are securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Reduced liquidity in the secondary market for certain securities may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

Securities acquired outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market are not considered to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available.

Restricted securities   Subject to the Fund's percentage limitation on illiquid securities, the board has authorized the Fund to invest in restricted securities (such as those issued pursuant to an exemption from the registration requirements under the Securities Act of 1933 (the 1933 Act). To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A under the 1933 Act (144A securities), and for which a liquid institutional market has developed. The board will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. Notwithstanding the manager's determination in this regard, the board will remain responsible for such determinations and will consider appropriate action, consistent with the Fund's goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the manager and the board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

Loans of portfolio securities   To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. For each loan, the borrower must maintain with the Fund’s custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

Loans to affiliated investment companies.   Subject to the Fund's fundamental restrictions on lending, the Fund may also make loans to affiliated investment companies or other affiliated entities, pursuant to the Borrowing Order granted by the SEC in September 1999. See "Borrowing from affiliated investment companies" above for more information on the Borrowing Order. These lending transactions may include terms that are more favorable than those which would otherwise be available from lending institutions. The Fund may also, under certain conditions, lend cash to other funds in Franklin Templeton Investments at rates higher than those that the Fund would receive if the Fund loaned cash to banks through short-term lending transactions, such as repurchase agreements. The duration of interfund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. The Fund may not lend to another fund through the credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 5% of its net assets for equity funds or 7.5% of its net assets for taxable bond funds at the time of the loan. Also, the Fund's interfund loans to any one fund shall not exceed 5% of the lending fund's net assets.

Portfolio Turnover   Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. As required by the SEC, annual portfolio turnover is calculated generally as the dollar value of the lesser of a portfolio’s purchases or sales of portfolio securities during a given year, divided by the monthly average value of the portfolio’s securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for the Fund are disclosed in the section entitled “Financial Highlights” of the Fund’s prospectus. Except for certain Funds noted in the prospectuses, the Funds generally do not expect their annual turnover rates to exceed 100%. It is not possible to estimate future turnover rates with complete accuracy, however, because so many variable factors are beyond the control of the managers.

Portfolio turnover is affected by factors within and outside the control of the Fund and its manager. The investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in national or international securities markets, or in economic, monetary or political relationships. High market volatility may result in a manager using a more active trading strategy than it might have otherwise pursued. The Fund’s manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies, including changes in management personnel, as well as individual portfolio transactions.

Moreover, turnover may be increased by certain factors wholly outside the control of the managers. For example, during periods of rapidly declining interest rates the rate of mortgage prepayments may increase rapidly. When this happens, “sales” of portfolio securities are increased due to the return of principal to Funds that invest in mortgage securities. Similarly, the rate of bond calls by issuers of fixed-income securities may increase as interest rates decline. This causes “sales” of called bonds by Funds that invest in fixed-income securities and the subsequent purchase of replacement investments. In other periods, increased merger and acquisition activity, or increased rates of bankruptcy or default, may create involuntary transactions for portfolios that hold affected stocks and bonds, especially high-yield bonds. Global or international fixed-income securities funds may have higher turnover rates due to the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may be made whenever it is considered that a security is no longer the most appropriate investment for the Fund, or that another security appears to have a relatively greater opportunity, and will be made without regard to the length of time a security has been held.

Higher portfolio turnover rates generally increase transaction costs, which are portfolio expenses, but would not create taxable capital gains for investors because of the tax-deferred status of variable annuity and life insurance investments.

Real estate   Although none of the Funds invest directly in real estate, through an investment in a company in the real estate sector, the Fund could ultimately own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by the Fund may adversely affect its ability to retain its tax status as a regulated investment company.

Real Estate Investment Trusts (REITs).   REITs typically invest directly in real estate or in mortgages and loans collateralized by real estate. “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments. A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate. Although not required, the Fund anticipates that under normal circumstances the Fund will invest primarily in Equity REITs. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

For U.S. federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest or gains from the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest and gains from the sale of securities. Real property, mortgage loans, cash and certain securities must comprise 75% of a company's assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 95% of its REIT taxable income.

By investing in REITs indirectly through the Fund, you will bear not only your proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Terrorist acts affecting real estate can have a general negative impact on the value of the Fund’s investments. In addition, terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These developments can be impossible to predict and take into account with respect to management of the Fund’s investments.

Repurchase agreements   The Funds generally will have a part of their assets in cash or cash equivalents for a variety of reasons, including waiting for investment opportunities, to maintain liquidity for redemptions or expenses, or taking a defensive position. To earn income on this part of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies, or U.S. government sponsored entities from a qualified bank or broker-dealer and simultaneously agrees to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at an agreed higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Reverse repurchase agreements   Reverse repurchase agreements are the opposite of repurchase agreements but involve similar mechanics and risks. A Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 100% of the dollar amount sold by the Fund are segregated on the Fund's or the Fund's custodian books as collateral and marked-to-market daily to maintain coverage of at least 100%. These transactions may increase the volatility of the Fund’s income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund’s obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of the Fund.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the Fund to experience a loss or delay in the liquidation costs. The Fund generally enters into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the board.

SECTOR CONCENTRATION

By having significant investments in one or more sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that invests more broadly.

Technology companies.   Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies.   These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Biotechnology and health technology companies.   These companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration’s (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. In addition, these industries are characterized by competition and rapid technological developments, which may make a company’s products or services obsolete in a short period of time.

COMMUNICATIONS COMPANIES.   The securities of communications companies may experience more price volatility than securities of companies in some other sectors or industries. Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Portions of the communications sector are also subject to government regulation, which may affect company profitability and share price.

Financial services companies   Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies. In 2008, the investment banks, Morgan Stanley and Goldman Sachs Group, Inc., converted into bank holding companies and became subject to more extensive government regulations. The impact of this conversion is unclear and may have a positive or negative impact on these companies.

Banking and thrift institutions.   Banking and thrift institutions are subject to extensive government regulation. These regulations may limit both the amounts and types of loans and other financial commitments that the institutions can make, and the interest rates and fees they can charge. The profitability of these institutions largely depends upon the availability and cost of funds. Their profits have recently fluctuated significantly as a result of volatile interest rate levels. In addition, general economic conditions influence the operations of these institutions. Financial institutions are exposed to credit losses, which result when borrowers suffer financial difficulties.

Insurance companies.   Insurance companies are also affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. Property and casualty companies may be exposed to material risks, including reserve inadequacy, latent exposure with respect to asbestos and environmental or other claims, and inability to collect from their reinsurance carriers.

HEALTH CARE COMPANIES.   The activities of health care companies are strongly affected by government activities, regulation and legislation. Health care companies may be funded or subsidized by federal and state governments, and if such subsidies are discontinued or reduced, the profitability of these companies could be adversely affected. Stocks held by the Fund also may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of changes in the health care system through legislation. Health care companies may face lawsuits related to product liability issues and the risk that their products and services may rapidly become obsolete. Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies and the value of an investment in the Fund may fluctuate significantly over relatively short periods of time.

NATURAL RESOURCES COMPANIES.   The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. For example, commodity prices and the supply or demand for commodities change dramatically for reasons beyond a company’s control. In addition, supply and demand factors may dictate the prices at which a company acquires raw materials or sells its products or services. Moreover, many natural resources companies will hedge commodity prices seeking to create more stable and predictable cash flows. Although the Fund’ managers attempt to determine the impact of such hedging, extreme events in the natural resources sector may result in these hedges becoming financial liabilities. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

Energy companies.   Companies that are involved in oil or gas exploration, production, refining, marketing or distribution, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economic, political, and regulatory developments.

Utilities companies.   Utilities companies have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

Short sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In buying the security to replace the borrowed security, the Fund expects to acquire the security in the market for less than the amount it earned in the short sale, thereby yielding a profit.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale.

The Fund will segregate assets by appropriate notation on its books or the books of its custodian an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily (that is, recalculated at that day’s prices) and at no time will the sum of the amount segregated and the amount deposited with the broker as collateral be less than the market value of the securities at the time they sold short.

The Fund may make a short sale when the manager believes the price of the stock may decline and when the manager does not currently want to sell the stock or convertible security it owns. In this case, any decline in the value of the Fund’s portfolio securities would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of the Fund’s portfolio securities would be reduced by a loss in the short sale transaction.

Short sales “against the box” are transactions in which the Fund sells a security short but it also owns an equal amount of the securities sold short or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such security.

Securities industry related investments

To the extent it is consistent with its investment goals and certain limitations under the 1940 Act, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisers. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, the Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer’s outstanding equity securities or 10% of the outstanding principal amount of an issuer’s debt securities, or investing more than 5% of the value of the Fund’s total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The Fund does not believe that these limitations will impede the attainment of its investment goals.

Standby commitment agreements

If the Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. The Fund will receive a commitment fee equal to a percentage of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

The Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield and/or price that is considered advantageous.

The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit their investment in standby commitments so that the aggregate purchase price of the securities subject to the commitments with remaining terms exceeding seven days, together with the value of other portfolio securities deemed illiquid, will not exceed the Fund’s limit on holding illiquid investments, taken at the time of acquisition of such commitment or security. The Fund will at all times segregate on its books cash, cash equivalents, U.S. government securities, or other liquid securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of the security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments generally may include high quality money market instruments or, in the case of Strategic Income Fund, short-term debt instruments. High-quality money market instruments include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and the Fund’ other investment policies and restrictions, a manager also may invest the Fund’s assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

In addition, certain Funds also may invest in short-term (less than twelve months to maturity) fixed-income securities, non-U.S. currency, short-term instruments denominated in non-U.S. currencies, or medium-term (not more than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities. Certain Funds also may invest cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments.

Because each Fund has its own goals and strategies, as well as cash flows in and out, the cash positions of the Fund may vary significantly. When the Fund’s investments in cash or cash equivalents increase, it may not participate in market advances or declines to the same extent as it would if the Fund were fully invested in stocks or bonds.

Any decision to make a substantial withdrawal for a sustained period of time from the Fund’s investment goals will be reviewed by the board.

Trade claims

The Fund may invest a portion of its assets in trade claims. Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as the Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.

When-issued, delayed delivery and to-be-announced (TBA) transactions

When-issued, delayed delivery and to-be-announced (TBA) transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time, generally within 5 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent the Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. Although the Fund will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, they may sell the securities before the settlement date if the manager believes it is advisable to do so.

When the Fund is the buyer in this type of transaction, it will segregate assets, by appropriate notation on the books of the Fund or its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund’s purchase commitments until payment is made. These assets will be marked to market daily and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are equal to 102% of the amount of the Fund’s commitments. As a buyer in one of these transactions, the Fund relies on the seller to complete the transaction. The seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

Policies and procedures regarding the release of portfolio holdings

The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund's portfolio holdings is generally released no sooner than 20 calendar days after the end of each calendar quarter. Commentaries and other materials that may reference specific holdings information of the Fund as of the most recent calendar quarter end are also subject to the same 20-day lag requirement. Other descriptive information, such as the Fund's top 10 holdings, may be released monthly, no sooner than five days after the end of each month. Released portfolio holdings information can be viewed on franklintempleton.com.

To the extent that this policy would permit the release of portfolio holdings information regarding a particular portfolio holding for the Fund, that is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers, service providers to the Fund, and municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets. In addition, should the Fund process a shareholder’s redemption request in-kind, the Fund may, under certain circumstances, provide portfolio holdings information to such shareholder to the extent necessary to allow the shareholder to prepare for receipt of such portfolio securities.

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

  Bloomberg, Capital Access, CDA (Thomson Reuters), FactSet, Fidelity Advisors, Standard & Poor's, Vestek, and Fidelity Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end.
  Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: Custodian Bank: The Bank of New York Mellon; Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP; Outside Fund Legal Counsel: Stradley Ronon Stevens & Young, LLP; Independent Directors'/Trustees' Counsel: Bleakley, Platt & Schmidt, LLP; Proxy Voting Services: Glass, Lewis & Co. and RiskMetrics Group; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

  The recipient agrees to keep confidential, and to limit the dissemination of, any portfolio holdings information received.
  The recipient agrees not to trade on the non-public information received, including some or all of the following: (1) agreeing not to purchase or sell any portfolio securities based on any information received; (2) agreeing not to trade against any U.S. registered Franklin or Templeton fund, including the Fund; (3) agreeing not to knowingly engage in any trading practices that are adverse to any such fund; and (4) agreeing not to trade in shares of any such fund.
  The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton Investments (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Fund, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Fund. To mitigate such risks, such information may only be disclosed for portfolio analytics, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager: (1) agrees to maintain such information as confidential, including limiting the dissemination of such information, (2) is prohibited from trading on the information received, including (a) purchasing or selling any portfolio securities based on any information received; (b) trading against any U.S. registered Franklin or Templeton fund, including the Fund; (c) knowingly engaging in any trading practices that are adverse to any such fund; and (d) trading in shares of any such fund that is substantially similar to the offshore fund, and (3) agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton. In addition, an offshore fund may release information regarding the top contributors and detractors to such fund’s portfolio performance monthly to those recipients who have executed a non-disclosure agreement containing the provisions described above, or who have confirmed electronically its agreement to such provisions. Country-specific offshore funds that are not, in the aggregate, substantially similar to the holdings of a U.S. registered Franklin or Templeton fund, are not subject to the restrictions imposed by the policy.

Certain F-T Managers serve as investment advisers to privately placed funds that are exempt from registration, including Canadian institutional pooled funds and commingled trusts maintained by a Franklin Templeton trust company. In certain circumstances, such unregistered private funds may have portfolio holdings that are not, in the aggregate, substantially similar to the holdings of a U.S. registered Fund, as determined by the Chief Compliance Officer or his/her designee. Under such circumstances the release of portfolio holdings information to a client or potential client of the unregistered private fund may be permissible. In circumstances where an unregistered private fund invests in portfolio securities that, in the aggregate, are substantially similar to the holdings of a U.S. registered Fund, such private funds are subject to the restrictions imposed by the policy, except that the release of holdings information to a current investor in the private fund is permissible conditioned upon such investor’s execution of a non-disclosure agreement to mitigate the risk that portfolio holdings information may be used to trade inappropriately against a fund. Such non-disclosure agreement must provide that the investor: (1) agrees to maintain such information as confidential, including limiting the dissemination of such information (except that the investor may be permitted to disseminate such information to an agent as necessary to allow the performance of portfolio analytics with respect to the investor’s investment in the private fund), and (2) is prohibited from trading on the information received, including (a) trading against any U.S. registered Franklin or Templeton fund, including the Fund; (b) knowingly engaging in any trading practices that are adverse to any such fund; and (c) trading in shares of any U.S. registered Franklin or Templeton fund that is managed in a style substantially similar to that of the private fund.

Some F-T Managers serve as sub-advisers to other mutual funds not within the Franklin Templeton Investments fund complex ("other funds"), which may be managed in a style substantially similar to that of a U.S. registered Franklin or Templeton fund. Such other funds are not subject to the Fund's portfolio holdings release policy. The sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

In addition, some F-T Managers also serve as investment managers to separate accounts, which are subject to the Fund’s policy with respect to the release of the separate account’s holdings to consultants and potential clients. Separate accounts that are not, in the aggregate, substantially similar to the holdings of a U.S. registered Franklin or Templeton fund, however, are not subject to the restrictions imposed by the policy.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board of trustees, and any other material amendments shall also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

Officers and Trustees

The Trust has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The board also monitors the Fund to ensure that no material conflicts exist among share classes. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

Independent Board Members
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	133	Bar-S Foods (meat packing company).
Principal Occupation During Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	110	ICO Global Communications (Holdings) Limited (satellite company).
Principal Occupation During Past 5 Years:
Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2005	133	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

Frank W.T. LaHaye (1929) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	109	None
Principal Occupation During Past 5 Years: General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2009	133	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company; and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	133	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	141	None
Principal Occupation During Past 5 Years:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and formerly, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	110	None
Principal Occupation During Past 5 Years:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held
Charles B. Johnson[2] (1933) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Trustee since 1988 and Chairman of the Board since 1993	133	None
Principal Occupation During Past 5 Years:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Rupert H. Johnson, Jr.[2] (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer - Investment Management	Trustee since 1988, President and Chief Executive Officer - Investment Management since 2002	52	None
Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President - AML Compliance	Chief Compliance Officer since 2004 and Vice President - AML Compliance since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since August 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Vice President	Since August 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

The Trust's independent board members constitute the sole independent board members of 27 investment companies in the Franklin Templeton Investments complex for which each independent board member currently is paid a $232,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at regularly scheduled board meetings, a portion of which is allocated to the Trust. To the extent held, compensation may also be paid for attendance at specially held Board meetings. The Trust's lead independent trustee is paid an annual supplemental retainer of $25,000 for services to such investment companies, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds receive a flat fee of $3,000 per Committee meeting attended in person and $2,000 per telephonic meeting, a portion of which is allocated to the Trust. John B. Wilson, who serves as chairman of the Audit Committee of the Trust and such other funds receives an additional fee of $40,000 per year, a portion of which is allocated to the Trust. Members of the Committee are not separately compensated for any committee meeting held on the day of a regularly scheduled board meeting. The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton Investments.

Name	Total Fees Received from the Trust ($)[2]	Total Fees Received from Franklin Templeton Investments ($)[3]	Number of Boards in Franklin Templeton Investments on which Each Serves[4]
Harris J. Ashton	14,389	468,000	41
Robert F. Carlson[1]	19,720	311,000	N/A
Sam Ginn	14,389	288,000	27
Edith E. Holiday	17,041	508,000	41
Frank W.T. LaHaye	17,901	313,000	26
Michael J. Luttig	1,320	47,417	41
Frank A. Olson	14,820	484,000	41
Larry D. Thompson	14,035	579,063	43
John B. Wilson	25,963	378,000	27

1. Retired December 31, 2009.

2. For the fiscal year ended December 31, 2009.

3. For the calendar year ended December 31, 2009.

4. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through the adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund (excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

BOARD MEMBERS BENEFICIAL OWNERSHIP

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2009.

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Harris J. Ashton	None	Over $100,000
Sam Ginn	None	Over $100,000
Edith E. Holiday	None	Over $100,000
Frank W.T. LaHaye	None	Over $100,000
Michael J. Luttig	None	None
Frank A. Olson	None	Over $100,000
Larry D. Thompson	None	Over $100,000
John B. Wilson	None	Over $100,000

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Charles B. Johnson	None	Over $100,000
Rupert H. Johnson, Jr.	None	Over $100,000

Board committees

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Trust: Edith E. Holiday, Frank W.T. LaHaye, J. Michael Luttig, Frank A. Olson and John B. Wilson. The Nominating Committee is comprised of the following independent trustees of the Trust: Harris J. Ashton, Sam Ginn, Edith E. Holiday, Frank W.T. LaHaye, J. Michael Luttig, Frank A. Olson, Larry D. Thompson and John B. Wilson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board members by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by "Qualifying Fund Shareholders" (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at P.O. Box 997151, Sacramento, CA 95899-7151 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended December 31, 2009, the Audit Committee met once, and the Nominating Committee met four times.

Board role in risk oversight   The board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by management, in consultation with the board and its counsel. These reports address certain investment, valuation and compliance matters. The board also may receive special written reports or presentations on a variety of risk issues, either upon the board’s request or upon the manager’s initiative. In addition, the Audit Committee of the board meets regularly with the manager’s internal audit group to review reports on their examinations of functions and processes within Franklin Templeton Investments that affect the Fund.

With respect to investment risk, the board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund meet regularly with the boards to discuss portfolio performance, including investment risk. To the extent that the Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the board generally is consulted with respect to such change. To the extent that the Fund invests in certain complex securities, including derivatives, the board receives periodic reports containing information about exposure of the Fund to such instruments. In addition, the manager’s investment risk personnel meet regularly with the board to discuss a variety of issues, including the impact on the Fund of the investment in particular securities or instruments, such as derivatives.

With respect to valuation, the Fund’s administrator provides regular written reports to the board that enable the board to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Fund’s portfolio. The board also reviews dispositional analysis information on the sale of securities that require special valuation considerations such as illiquid or fair valued securities. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s auditors in connection with such Committee’s review of the results of the audit of the Fund’s year end financial statement.

With respect to compliance risks, the board receives regular compliance reports prepared by the manager’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the independent trustees meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the board. The Fund’s board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws

The manager periodically provides an enterprise risk management presentation to the board to describe the way in which risk is managed on a complex-wide level. Such presentation covers such areas as investment risk, reputational risk, personnel risk, and business continuity risk.

Board structure   Seventy-five percent or more of board members consist of independent trustees who are not deemed to be “interested persons” by reason of their relationship with the Fund’s management or otherwise as provided under the Investment Company Act of 1940. While the Chairman of the Board is an interested person, the board is also served by a lead independent trustee. The lead independent trustee, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent trustees. The lead independent trustee also presides at separate meetings of independent trustees held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to the Fund and its shareholders.

Trustee qualifications   Information on the Fund’s officers and trustees appears above including information on the business activities of trustees during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. It is believed that the specific background of each trustee evidences such ability and is appropriate to his or her serving on the Fund’s board of trustees. As indicated, Harris J. Ashton, Frank A. Olson and Sam Ginn have each served as chief executive officers of New York Stock Exchange listed public corporations; Larry D. Thompson and Edith E. Holiday, have legal backgrounds, including high level legal positions with departments of the U.S. government; John Wilson has served as chief financial officer of a major corporation; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge; and Charles B. Johnson, Rupert H. Johnson, Jr. and Gregory E. Johnson are all high ranking executive officers of Franklin Templeton Investments.

Fair Valuation and Liquidity

The Fund's board of trustees has delegated to the manager the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the Fund and that the required level of liquidity is maintained. The manager has formed a Valuation & Liquidity Oversight Committee (VLOC) to oversee these obligations. The VLOC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VLOC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VLOC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings. VLOC meeting minutes are regularly submitted to the board of trustees for their review.

The Fund's policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The manager's compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

Proxy Voting Policies and Procedures

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager. (See list under Management and Other Services for the names of the managers.)

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager’s instructions and/or policies. The manager votes proxies solely in the interests of the Fund and its shareholders.

To assist it in analyzing proxies, the manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of the manager’s ultimate decision. As a matter of policy, the officers, directors/trustees and employees of the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund with the manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Fund, the Proxy Group may refer the matter, along with the recommended course of action by the manager, if any, to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund. Where the Proxy Group or the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board or a committee of the board.

Where a material conflict of interest has been identified, but the items on which the manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the manager rather than sending the proxy directly to the Fund for approval.

To avoid certain potential conflicts of interest, the manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d) (1) (E), (F), or (G) of the 1940 Act, or pursuant to an SEC exemptive order; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund’s shares.

The recommendation of management on any issue is a factor that the manager considers in determining how proxies should be voted. However, the manager does not consider recommendations from management to be determinative of the manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Manager’s proxy voting policies and principles

The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors.   The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. The manager will review the issue of separating Chairman and CEO positions as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies.   The manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation.   A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The manager believes that executive compensation should be directly linked to the performance of the company. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose “golden parachutes” that are considered to be excessive. The manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

Anti-takeover mechanisms and related issues.   The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the manager conducts an independent review of each anti-takeover proposal. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The manager generally supports “fair price” provisions and confidential voting.

Changes to capital structure.   The manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring.   Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues.   The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

Global corporate governance.   Many of the tenets discussed above are applied to the manager's proxy voting decisions for international investments. However, the manager must be flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as “Other Business” when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Management and Other Services

MANAGERS AND SERVICES PROVIDED

TABLE OF INVESTMENT MANAGERS OF THE FUNDS

Investment Manager	Fund
Franklin Advisers, Inc. (Franklin Advisers)	Flex Cap Growth Fund
Growth and Income Fund
High Income Securities Fund
Income Securities Fund
Large Cap Growth Fund
Small-Mid Cap Growth Fund
Strategic Income Fund
U.S. Government Fund
Zero Coupon Fund - maturing in December 2010
Global Bond Fund
Franklin Advisory Services, LLC (Advisory Services)	Large Cap Value Fund Rising Dividends Fund Small Cap Value Fund
Franklin Templeton Institutional, LLC (FT Institutional)	Global Real Estate Fund
Franklin Mutual Advisers, LLC (Mutual Advisers)	Mutual Global Discovery Fund Mutual International Fund Mutual Shares Fund
Templeton Investment Counsel, LLC (Investment Counsel)	Foreign Securities Fund
Templeton Global Advisors Limited (Global Advisors)	Growth Securities Fund
Templeton Asset Management Ltd. (Asset Management)	Developing Markets Securities Fund

The managers are directly or indirectly wholly-owned by Resources, a publicly-owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The manager also selects the brokers who execute the Fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Fund. Similarly, with respect to the Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Fund's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Fund to acquire or hold that security.

The Fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

The Templeton organization has been investing globally since 1940. The manager and its affiliates have offices in Argentina, Australia, Austria, Bahamas, Brazil, Canada, China, France, Germany, the Netherlands, Hong Kong, Hungary, India, Italy, Japan, Luxembourg, Malaysia, Mexico, Poland, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Turkey, United Arab Emirates, United Kingdom, the United States and Vietnam.

SUB-ADVISORS. The managers have executed sub-advisory agreements with other affiliated investment advisors on behalf of certain Funds. The sub-advisors provide the manager with assistance and advice in the selection of portfolio securities to buy, hold or sell, in some cases by providing the management services of individuals who were formerly employed by the managers, in other cases, the sub-advisor provides a team with expertise in a particular investment strategy of the Fund. The sub-advisors’ activities are subject to the board’s review and control, as well as the managers’ instruction and supervision. See list below.

Name of Sub-Advisor	Fund	Type of Services
Asset Management	Growth Securities Fund	The services of Alan Chua.

Management fees

The Fund pays the manager a fee equal to an annual rate of:

Fund	Management Fee Rates

Growth and Income Fund High Income Securities Fund Income Securities Fund U.S. Government Fund Zero Coupon Fund - maturing in December 2010 Global Bond Fund	0.625% of the value of its average daily net assets up to and including $100 million; and
0.500% of the value of its average daily net assets over $100 million up to and including $250 million; and
0.450% of the value of its average daily net assets over $250 million up to and including $7.5 billion; and
0.440% of the value of its average daily net assets over $7.5 billion up to and including $10 billion; and
0.430% of the value of its average daily net assets over $10 billion up to and including $12.5 billion; and
0.420% of the value of its average daily net assets over $12.5 billion up to and including $15 billion; and
0.400% of the value of its average daily net assets over $15 billion.

Global Real Estate Fund	0.80% of the value of its average daily net assets up to and including $500 million; and
0.70% of the value of its average daily net assets over $500 million up to and including $1 billion; and
0.65% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and
0.60% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and
0.58% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion and
0.56% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and
0.54% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; and
0.53% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and
0.52% of the value of its average daily net assets over $21.5 billion.

Large Cap Growth Fund Rising Dividends Fund	0.75% of the value of its average daily net assets up to $500 million; and
0.625% of the value its average daily net assets over $500 million up to and including $1 billion; and
0.50% of the value of its average daily net assets in excess of $1 billion.

Growth Securities Fund	1.00% of the value of its average daily net assets up to $100 million; and
0.90% of the value of its average daily net assets over $100 million up to and including $250 million; and
0.80% of the value of its average daily net assets over $250 million up to and including $500 million; and
0.75% of the value of its average daily net assets over $500 million up to and including $1 billion; and
0.70% of the value of its average daily net assets over $1 billion up to and including $5 billion; and
0.675% of the value of its average daily net assets over $5 billion up to and including $10 billion; and
0.655% of the value of its average daily net assets over $10 billion up to and including $15 billion; and
0.635% of the value of its average daily net assets over $15 billion up to and including $20 billion; and
0.615% of the value of its average daily net assets over $20 billion.

Foreign Securities Fund	0.750% of the value of its average daily net assets up to and including $200 million; and
0.675% of the value of its average daily net assets over $200 million up to and including $1.3 billion; and
0.600% of the value of its average daily net assets over $1.3 billion up to and including $10 billion; and
0.580% of the value of its average daily net assets over $10 billion up to and including $15 billion; and
0.560% of the value of its average daily net assets over $15 billion up to and including $20 billion; and
0.540% of the value of its average daily net assets over of $20 billion.

Developing Markets Trust	1.25% of the value of its average daily net assets up to and including $1 billion; and
1.20% of the value of its average daily net assets over $1 billion up to and including $5 billion; and
1.15% of the value of its average daily net assets over $5 billion up to and including $10 billion; and
1.10% of the value of its average daily net assets over $10 billion up to and including $15 billion; and
1.05% of the value of its average daily net assets over $15 billion up to and including $20 billion; and
1.00% of the value of its average daily net assets over $20 billion.

Small Cap Value Fund	0.60% of the value of its average daily net assets up to and including $200 million; and
0.50% of the value of its average daily net assets over $200 million up to and including $1.3 billion; and
0.40% of value of its average daily net assets over $1.3 billion.

Mutual Global Discovery Fund Mutual International Fund	0.800% of the value of its average daily net assets up to and including $4 billion; and
0.770% of the value of its average daily net assets over $4 billion up to and including $7 billion; and
0.750% of the value of its average daily net assets over $7 billion up to and including $10 billion; and
0.730% of the value of its average daily net assets over $10 billion.

Mutual Shares Fund	0.600% of the value of its average daily net assets up to and including $5 billion; and
0.570% of the value of its average daily net assets over $5 billion up to and including $10 billion; and
0.550% of the value of its average daily net assets over $10 billion up to and including $15 billion; and
0.530% of the value of its average daily net assets over $15 billion up to and including $20 billion; and
0.510% of the value of its average daily net assets over $20 billion.

Small-Mid Cap Growth Fund	0.550% of the value of its average daily net assets up to $500 million; and
0.450% of the value of its average daily net assets over $500 million up to and including $1 billion; and
0.400% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and
0.350% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and
0.325% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and
0.300% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and
0.290% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; and
0.280% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and
0.270% of the value of its average daily net assets over $21.5 billion.

Strategic Income Fund	0.425% of the value of its average daily net assets up to $500 million; and
0.325% of the value of its average daily net assets over $500 million up to and including $1 billion; and
0.28% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and
0.235% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and
0.215% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and
0.20% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and
0.19% of the value of net assets over $16.5 billion up to and including $19 billion; and
0.18% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and
0.17% of the value of its average daily net assets over $21.5 billion.

Large Cap Value Fund	0.750% of the value of its average daily net assets up to and including $500 million; and
0.650% of the value of its average daily net assets over $500 million up to and including $1 billion; and
0.600% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and
0.550% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and
0.525% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and
0.500% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and
0.490% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; and
0.480% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and
0.470% of the value of its average daily net assets over $21.5 billion.

Flex Cap Growth Fund	0.750% of the value of its average daily net assets up to and including $100 million; and
0.650% of the value of its average daily net assets over $100 million up to and including $250 million; and
0.600% of the value of its average net assets over $250 million up to and including $10 billion; and
0.550% of the value of its average daily net assets over $10 billion up to and including $12.5 billion; and
0.525% of the value of its average daily net assets over $12.5 billion up to and including $15 billion; and
0.500% of the value of its average daily net assets over $15 billion.

The fees are computed daily according to the terms of the management agreements and paid monthly based on the average daily net assets during the preceding month. Each class of the Fund’s shares pays its proportionate share of the fee.

TABLE OF FEES PAID OVER THE LAST THREE FISCAL YEARS:

FEES PAID ($)

	2009	2008	2007
Flex Cap Growth Fund	2,171,282[1]	1,507,647[1]	671,671[1]
Global Real Estate Fund	2,081,457[1]	3,526,773[1]	6,428,867[1]
Growth and Income Fund	1,564,218	2,363,716	3,506,676
High Income Securities Fund	1,133,912	997,381	1,340,865
Income Securities Fund	27,966,993	32,041,135	31,601,478
Large Cap Growth Fund	2,921,403	4,172,844	5,578,293
Large Cap Value Fund	160,014[1]	193,125[1]	167,460[1]
Rising Dividends Fund	8,549,431[2]	11,309,772[2]	13,577,940[2]
Small Cap Value Fund	4,797,917[2]	5,408,895[2]	6,764,154[2]
Small- Mid Cap Growth Fund	3,857,733[2]	4,935,354[2]	6,328,498[2]
Strategic Income Fund	4,211,722[2]	3,983,302[2]	3,770,578[2]
U.S. Government Fund	3,290,354	2,814,257	2,790,208
Zero Coupon Fund - maturing in December 2010	772,727	746,456	709,457
Mutual Global Discovery Fund	10,477,203	13,122,318	14,657,638
Mutual International Fund	0[3]	0	0
Mutual Shares Fund	24,128,390	29,948,054	36,470,027
Developing Markets Fund	7,895,479[2]	15,498,233[2]	21,755,769[2]
Foreign Securities Fund	14,398,241[2]	20,049,698[2]	24,092,917[2]
Global Bond Fund	6,519,570	5,007,769	2,376,316
Growth Securities Fund	15,702,024	20,380,903	25,986,128

1. The managers contractually agreed to waive or limit their respective management fee in order to keep expenses of the Fund at certain levels. The managers also agreed in advance to reduce their respective fees to reflect reduced services as the result of assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund), as required by the board and an SEC exemptive order. Without these waivers and reductions, the Fund would have paid the following management fees:

FEES ACCRUED ($)

	2009	2008	2007
Flex Cap Growth	2,262,824	1,676,594	795,626
Global Real Estate Fund	2,692,412	5,225,378	8,606,147
Large Cap Value Fund	239,623	272,432	247,295

2. The manager agreed in advance to reduce its fee to reflect reduced services as the result of assets invested by the Fund in the Sweep Money Fund, as required by the board and an SEC exemptive order. Without these reductions, the Fund would have paid the following management fees:

FEES ACCRUED($)

	2009	2008	2007
Rising Dividends Fund	8,726,123	11,499,945	13,860,700
Small Cap Value Fund	4,949,548	5,556,885	6,991,180
Small-Mid Cap Growth Fund	3,938,663	5,124,215	6,518,369
Strategic Income Fund	4,307,355	4,056,938	3,810,276
Developing Markets Fund	7,963,438	15,638,770	n/a
Foreign Securities Fund	14,732,520	20,660,105	24,953,265

3. For the period from May 1, 2009 (effective date) through December 31, 2009, management fees before any advanced waiver totaled $9,975. Under an agreement by the manager to waive its fees, the Fund paid management fees shown.

SUB-ADVISOR, ANNUAL FEE RATES AND FEES PAID OVER THE LAST THREE FISCAL YEARS:

Sub-Advisor	Services on Behalf of Fund	Annual Fee Rates
Asset Management	Growth Securities Fund	Global Advisors pays a fee equal to:
0.80% of the value of the net assets up to
and including $100 million; and
0.72% of the value of the net assets up to
and including $250 million; and
0.64% of the value of the net assets up to
and including $500 million; and
0.60% of the value of net assets
over $500 million.

The managers pay sub-advisory fees from the management fees they receive from the Fund. For the last three fiscal years, the managers paid the following sub-advisory fees:

FEES PAID ($)

	2009	2008	2007
Global Real Estate Fund	--	179,998[1]	1,968,623[2]
Mutual Global Discovery Fund	5,829,700 [3]	8,765,592	8,794,583
Growth Securities Fund	12,992,252	17,016,446	21,793,808
Foreign Securities Fund	--	--	888,203[4]

1. Fees paid to Advisers from January 1 to January 31, 2008. The Agreement was terminated effective January 31, 2008.

2. Fees paid to Advisers from May 1, 2007 (effective date of agreement) through December 31, 2007.

3. Fees paid to Asset Management through December 6, 2009. The agreement was terminated effective December 7, 2009.

4. Fees paid to Investment Management through September 30, 2007. The agreement was terminated effective October 1, 2007.

PORTFOLIO MANAGERS

The investment managers of the Funds are Franklin Advisers, Inc. (Franklin Advisers), Franklin Advisory Services, LLC (Advisory Services), Franklin Mutual Advisers, LLC (Mutual Advisers), Templeton Investment Counsel, LLC (Investment Counsel), Templeton Global Advisors Limited (Global Advisors) and Templeton Asset Management Ltd. (Asset Management) (collectively, the Investment Managers). See list "Table of Investment Advisers of the Funds."

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS.

The following table lists the Fund's portfolio managers, the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category as of December 31, 2009:

Name	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies Managed (x $1 million)[2]	Number of Other Pooled Investment Vehicles Managed	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed	Assets of Other Accounts Managed (x $1 million)[1]
Bruce C. Baughman	12	7,333.0	1	198.0	0	N/A
Kent C. Burns	5	3,535.8	2	166.8	0	N/A
Alan Chua[3]	0	N/A	13	6,208.9	11	10,323.4
James Cross	1	3,518.7	3	317.3	0	N/A
Frank Felicelli	1	724.3	0	N/A	8	4,566.4
Jack Foster	2	269.6	17	1,559.8	4	175.25
Micheal Hasenstab	13	30,033.5	23	78,619.4	9	766.0
Conrad B. Hermann	3	6,714.5	4	726.0	3	91.2
Edward B. Jamieson	1	3,518.7	5	317.9	2	68.8
Charles B. Johnson	4	52,436.4	2	501.0	0	N/A
Peter Langerman	10	34,264.0	6	3,255.7	0	N/A
David Levy	2	269.6	4	72.9	0	N/A
Dennis Lim	5	1,749.6	4	1,322.2	0	N/A
William J. Lippman	12	7,333.0	1	198.0	0	N/A
Michael McCarthy	3	3,912.1	5	317.9	8	270.7
Margaret McGee	12	7,333.0	0	N/A	0	N/A
Matthew Moberg	2	3,676.8	1	-0.1	0	N/A
J. Mark Mobius	9	8,270.4	32	25,748.9	9	2,175.2
Christopher J. Molumphy	8	16,456.6	5	1,496.9	4	452.4
Gary Motyl[4]	10	9,317.7	8	1,780.8	50	8,448.4
Alan E. Muschott	3	1,681.5	0	N/A	0	N/A
Peter A. Nori	7	10,161.0	3	1,049.2	29	4,447.3
Patricia O' Connor	0	N/A	1	415.7	1	24.1
Edward D. Perks	9	54,339.2	2	501.0	0	N/A
Alex W. Peters	0	N/A	5	658.2	6	178.0
Tina Sadler	8	2,581.4	4	160.6	28	4,522.4
Y. Dogan Sahin	1	1,285.6	0	N/A	0	N/A
F. David Segal	6	18,098.7	2	1,195.8	0	N/A
Kent P. Shepherd	0	N/A	5	658.2	6	178.0
Cindy L. Sweeting	19	46,188.2	7	21,370.7	14	3,700.2
Eric G. Takaha	4	7,960.0	5	1,069.8	5	284.3
Donald G. Taylor	12	7,333.0	1	198.0	0	N/A
Deborah A. Turner	5	17,288.3	3	1,211.8	0	N/A
Paul W. Varunok[5]	5	12,314.1	3	3,252.9	1	1,323.7
Tom Wu	5	6,067.2	4	2,321.7	1	188.4

1. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio manager listed would not be solely responsible for managing such listed amounts.

2. These figures represent registered investment companies other than the Funds that are included in this SAI.

3. Of these accounts, Mr. Chua manages another account with $4,807.3 million in assets with a performance fee.

4. Of these accounts, Mr. Motyl manages a pooled investment vehicle with $114.2 million in assets with a performance fee.

5. Of these accounts, Mr. Varunok manages another account with $1,323.7 million in assets with a performance fee.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.   The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The description below of portfolio manager compensation applies to all Investment Managers and portfolio managers except where otherwise noted.

Compensation.   The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary   Each portfolio manager is paid a base salary.

Annual bonus   Annual bonuses are structured to align the interests of the portfolio managers with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and:

for: Franklin Advisers, (equity/fixed income) Mutual Advisers	restricted shares of Franklin Resources stock which vest over a three-year period (17.5% to 25%) and mutual fund shares (17.5% to 25%)
Advisory Services Investment Counsel FT Institutional Global Advisors	restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%)
Asset Management	restricted shares of a Franklin Templeton fund which vest over a three-year period (17.5% to 25%) and other mutual fund shares (17.5% to 50%)

The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

Investment Performance:

for: Franklin Advisers, (equity only) Advisory Services Mutual Advisers Investment Counsel FT Institutional Global Advisors	Primary consideration is given to the historic
investment performance over the 1, 3 and 5 preceding
years of all accounts managed by the portfolio
manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
Franklin Adviser, (income only)	Primary consideration is given to the historic
investment performance of all accounts managed by
the portfolio manager over the 1, 3 and 5 preceding
years measured against risk benchmarks developed
by the fixed income management team. The pre-tax
performance of each fund managed is measured
relative to a relevant peer group and/or applicable
benchmark as appropriate.

Non-Investment Performance:

for: Franklin Advisers, (equity only); Advisory Services FT Institutional	The more qualitative contributions of a portfolio
manager to an Investment Manager’s business and
the investment management team, including
professional knowledge, productivity, responsiveness
to client needs and communication, are evaluated in
determining the amount of any bonus award.
Franklin Advisers, (income only)	The more qualitative contributions of a portfolio
manager to an Investment Manager’s business and
the investment management team, including business
knowledge, productivity, customer service, creativity,
and contribution to team goals, are evaluated in
determining the amount of any bonus award.
Mutual Advisers Asset Management	The more qualitative contributions of a portfolio
manager to an Investment Manager’s business and
the investment management team, including business
knowledge, contribution to team efforts, mentoring of
junior staff, and contribution to the marketing of the
Funds, are evaluated in determining the amount of
any bonus award.
Investment Counsel Global Advisors	For senior portfolio managers, there is a qualitative evaluation based on leadership and mentoring of staff.

  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal and, for Mutual Advisers, Asset Management, Investment Counsel and Global Advisors only:

Research:

for: Mutual Advisers Asset Management	Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.
Investment Counsel Global Advisors	Where the portfolio management team also has research
responsibilities, each portfolio manager is
evaluated on the number and performance of
recommendations over time, productivity and quality
of recommendations, and peer evaluation.

Additional long-term equity-based compensation   Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Fund shares.   Shares of the Funds of the Trust are owned only by insurance company separate accounts and qualified pension plans. As of December 31, 2009, the portfolio managers of the Funds did not have any investments in separate accounts or qualified pension plans that invested in shares of the Funds they manage.

Administrator and services provided

Franklin Templeton Services, LLC (FT Services) provides certain administrative services and facilities for each Fund. FT Services has direct agreements with the following Funds:

  Flex Cap Growth Fund

  Global Real Estate Fund

  Large Cap Value Fund

  Small-Mid Cap Growth Fund

  Small Cap Value Fund

  Strategic Income Fund

  Founding Funds Allocation Fund

  Mutual Global Discovery Fund

  Mutual International Securities Fund

  Mutual Shares Fund

  Developing Markets Fund

  Foreign Securities Fund

FT Services has subcontracts with the managers of all other Funds not listed above. The administrative services provided by FT Services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services may make certain payments out of its own resources to insurance companies for assuming or assisting with providing administrative services and other services that are not generally direct contractual responsibilities of FT Services, although beneficial to the Trust. In the standard agreements currently entered into by FT Services, such payments can range between 0.05% and 0.20%, as an annual rate, of the Fund’s average daily net assets, depending on a number of factors. (Under limited circumstances, payments may range up to 0.40% for two Funds, in each case as a result of a prior commitment.) The payments may be more fully described in the prospectuses for the contracts provided by the insurance companies. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds’ managers and principal underwriter. Unrelated forms of compensation paid to insurance companies and their affiliates by other Resources entities are described below, under “The Underwriter.”

FT Services monitors the percentage of the Founding Funds Allocation Fund’s assets allocated to the underlying funds and rebalances the Fund’s portfolio whenever the percentage of assets allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage. Tony Coffey, a portfolio manager of Franklin Advisers, oversees the rebalancing process on behalf of FT Services.

Administration fees   The Funds, in the case of the Funds with direct agreements with FT Services (except for Flex Cap Growth Fund, Global Real Estate Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Strategic Income Fund and Founding Funds Allocation Fund) and the managers for all other Funds, pay FT Services a monthly fee for the Fund, equal to an annual rate of:

  0.15% of the Fund's average daily net assets up to $200 million;
  0.135% over $200 million up to $700 million;
  0.10% over $700 million up to $1.2 billion; and
  0.075% over $1.2 billion.

TABLE OF FEES PAID OVER THE LAST THREE FISCAL YEARS:

ADMINISTRATION FEES ($)
Fund	2009	2008	2007
Flex Cap Growth Fund[1]	0	0	0
Global Real Estate Fund[2]	2,081,457	199,940	567,972
Growth and Income Fund	1.564,218	665,057	994,110
High Income Securities Fund	299,352	262,975	358,947
Income Securities Fund	5,190,578	5,777,381	5,884,089
Large Cap Growth Fund	555,485	804,280	1,067,510
Large Cap Value Fund[3]	0	0	0
Rising Dividends Fund	1,600,565	1,996,501	2,376,939
Small Cap Value Fund	1,221,882	1,345,060	1,606,224
Small-Mid Cap Growth Fund	1,910,368	2,601,775	3,448,980
Strategic Income Fund	2,398,126	2,220,954	2,048,237
Founding Funds Allocation Fund[4]	922,374	374,990	3,240
U.S. Govenment Fund	940,511	798,703	792,059
Zero Coupon Fund - maturing in December 2010	194,374	185,799	175,517
Mutual Global Discovery Fund	1,555,488	1,805,108	1,949,154
Mutual International Fund[5]	0	0	0
Mutual Shares Fund	3,591,049	4,331,431	5,176,319
Developing Markets Fund	877,357	1,479,249	1,903,487
Foreign Securities Fund	2,275,940	3,017,103	3,553,533
Global Bond Fund	1,618,748	1,334,736	658,956
Growth Securities Fund	2,137,686	2,604,367	3,249,829

1. Without fee waiver, administration fees would have been $849,573, $608,573 and $273,288, for the fiscal years ended December 31, 2009, 2008 and 2007, respectively.

2. For the period January 1, 2007 to April 30, 2007, administration fees were paid by the manager to the administrator pursuant to an agreement between the manager and the administrator. Effective May 1, 2007, administration fees would have been paid directly by the Fund pursuant to an agreement between the Fund and the administrator. The administrator, however, waived fees for the period May 1, 2007 to December 31, 2007 and for the fiscal year ended December 31, 2008 and 2009. Without fee waiver, administration fees would have been $2,663,474, $1,696,396 and $841,379 for the respective periods.

3. Without fee waiver, administration fees would have been $79,874, $90,812 and $82,432 for the fiscal years ended December 31, 2009, 2008 and 2007, respectively.

4. Without fee waiver, administration fees would have been $1,082,643 and $19,770 for the fiscal years ended December 31, 2009 and for the period from July 2, 2007 (commencement of operations) through December 31, respectively.

5. For the period from May 1, 2009 (effective date) through December 31, 2009, administration fees before any advanced waiver totaled $3,117. Under an agreement by the manager to waive its fees, the Fund paid management fees shown.

Flex Cap Growth Fund, Global Real Estate Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund and Mutual International Fund, each pays FT Services a monthly fee equal to an annual rate of 0.25% of the average daily net assets of the Fund during the preceding month.

Strategic Income Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the Fund during the preceding month.

Founding Funds Allocation Fund pays FT Services a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund during the preceding month.

Shareholder servicing and transfer agent

Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 3344 Quality Drive, Rancho Cordova, CA 95670-7313. Please send all correspondence to Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.

Under the terms of its servicing contract with the Fund, Investor Services may receive a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

Custodian

The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's securities and other assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

JPMorgan Chase Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, is the Fund's independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Trust's Annual Report to Shareholders.

RESEARCH SERVICES

The managers may receive research services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the Fund. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

Portfolio Transactions

The managers or administrator select brokers and dealers to execute the Funds’ portfolio transactions in accordance with criteria set forth in the management agreements and any directions that the board may give.

Orders for the purchase and sale of shares of the underlying funds by the Founding Funds Allocation Fund will be placed directly with Franklin Templeton Distributors, Inc. (Distributors), which also acts as principal underwriter for shares of the underlying funds. The Founding Funds Allocation Fund will not incur any commissions or sales charges with respect to investments in underlying Franklin Templeton funds.

When placing a portfolio transaction, the trading department of the manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and its other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the manager believes that trading on a principal basis will provide best execution. Orders for fixed-income securities are ordinarily placed with market makers on a net basis, without any brokerage commissions. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may cause the Fund to pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the manager may use soft dollars to acquire both proprietary and third-party research.

The research services that brokers may provide to the underlying funds' manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the underlying funds' manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the funds. They must, however, be of value to the underlying funds' manager in carrying out its overall responsibilities to its clients.

To the extent the Fund invests in bonds or participates in other principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the manager's research activities in providing investment advice to the Fund.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the Financial Industry Regulatory Authority (FINRA), it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

Because certain Funds may, from time to time, invest in broker-dealers, it is possible that the Fund will own more than 5% of the voting securities of one or more broker-dealers through whom the Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent the Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

TABLE OF BROKERAGE COMMISSIONS PAID OVER THE LAST THREE FISCAL YEARS:

Brokerage Commissions ($)
Fund	2009	2008	2007
Flex Cap Growth Fund[1]	307,609	216,168	88,626
Global Real Estate Fund	982,942	1,496,803	4,253,697
Growth and Income Fund[2]	218,701	290,683	487,921
High Income Securities Fund	0	0	0
Income Securitities Fund	1,065,737	1,912,205	1,983,410
Large Cap Growth Fund	717,161	922,710	723,912
Large Cap Value Fund	9,592	10.046	7,662
Rising Dividends Fund[3]	361,739	312,142	151,855
Small Cap Value Fund	224,862	371,747	371,360
Small-Mid Cap Growth Fund	1,107,347	1,388,558	1,713,867
Strategic Income Fund	600	9,235	14,237
Founding Funds Allocation Fund	0	0	0
U.S. Government Fund	0	0	0
Zero Coupon Fund - maturing in December 2010	0	0	0
Mutual Global Discovery Fund	938,527	884,546	1,171,932
Mutual International Fund	2,807	0	0
Mutual Shares Fund[4]	3,823,006	3,540,200	4,905,863
Developing Markets Fund	1,295,332	3,774,754	6,595,336
Foreign Securities Fund[5]	2,003,463	1,627,346	2,789,115
Global Bond Fund	0	0	0
Growth Securities Fund[6]	1,096,966	1,407,454	2,294,034

1. The increase in brokerage commissions for the year 2008 was due primarily to an increase in Fund assets due to new purchases by shareholders and the resulting increase in trading activity by the Fund.

2. The lower commissions for the year 2008 as opposed 2007 was due primarily to a decrease in assets and lower trading activity.

3. The increase in brokerage commissions for 2008 was due to an increase in trading activity to reposition portfolio because of market volatility and to pay off net redemptions.

4. The lower brokerage commissions for 2008 was due primarily to a decrease in assets, resulting in lower trading activity.

5. The decrease in brokerage commissions in 2008 was due to primarily to a decrease in trading activity.

6. The decrease in brokerage commissions in 2008 was due to a decrease in assets and lower trading activity.

TABLE LISTING BROKERAGE COMMISSIONS PAID TO BROKERS WHO PROVIDED RESEARCH SERVICES FOR FISCAL YEAR ENDED DECEMBER 31, 2009

Fund Name	Aggregrate Portfolio Transactions ($)	Commissions paid ($)
Flex Cap Growth Fund	268,395,700	158,378
Global Real Estate Fund	474,600,295	442,773
Growth and Income Fund	152,849,423	94,378
High Income Securities Fund	0	0
Income Securities Fund	693,259,682	576,971
Large Cap Growth Fund	508,167,627	374,093
Large Cap Value Fund	10,859,726	4,663
Rising Dividends Fund	528,807,559	178,390
Small Cap Value Fund	143,838,320	98,846
Small-Mid Cap Growth Fund	836,644,610	537,772
Strategic Income Fund	0	0
Founding Funds Allocation Fund	0	0
U.S. Government Fund	0	0
Zero Coupon Fund - maturing December 2010	0	0
Mutual Global Discovery Securities Fund	430,844276	315,531
Mutual International Securities Fund	507,350	582
Mutual Shares Securities Fund	1,730,694,268	1,256,531
Developing Markets Fund	572,422,350	495.638
Foeign Securities Fund	929,264,344	885,825
Global Bond Fund	0	0
Growth Securities Fund	472,357,301	472,141

The following table identifies each Fund that held securities of its regular brokers or dealers during 2009, the names of each such broker or dealer, and the value, if any, of such securities as of December 31, 2009.

TABLE LISTING SECURITIES HOLDINGS OR BROKERS OR DEALERS BY THE FUNDS

Fund Name	Regular Broker or Dealer	December 31 2009, value ($) (in 1,000's)
Flex Cap Growth Fund	J.P. Morgan Securities, Inc.	2,084
Growth and Income Fund	J.P. Morgan Securities, Inc.	6,520
	J.P. Morgan Securities, Inc.	6,002
	Morgan Stanley & Company, Inc.	5,039
	Credit Suisse Holdings (USA), Inc.	3,834
High Income Fund	J.P. Morgan Securities, Inc.	1,552
	Citigroup Global Markets, Inc.	2,096
Income Fund	Bank of America, N.A.	177,123
	J.P. Morgan Securities, Inc.	52,088
	Citigroup Global Markets, Inc.	30,684
	Goldman Sachs & Company	92,626
	Barclays Capital, Inc.	8,908
	J.P. Morgan Securities, Inc.	113,832
	Bank of America, N.A.	4,820
	Deutsche Bank Securities, Inc.
Large Cap Growth Fund	J.P. Morgan Securities, Inc.	9,802
Large Cap Value>br/>Fund	Morgan Stanley & Company, Inc.	163
Strategic Income Fund	Citigroup Global Markets, Inc.	28,686
	Bank of America, N.A.	8,313
	Goldman Sachs & Company	4,143
	J.P. Morgan Securities, Inc.
Mutual Global Discover Fund	Deutsche Bank Securities, Inc.	9,759
	Morgan Stanley & Company, Inc.	8,629
	UBS Securities, LLC	11,195
	Barclays Capital, LLC	16,307
	Deutsche Bank Securities, Inc.	4
	UBS Securities, LLC	11
	Barclays Capital, LLC	49,624
	Deutsche Bank Securities, Inc.	30,527
	Morgan Stanley & Company, Inc.	33,978

Distributions and Taxes

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Each Fund also intends to comply with the additional requirements of Section 817(h) of the Code, relating to diversification of its assets, to make it possible that variable insurance contract holders that have chosen a Fund as an investment option under their contracts will not be subject to federal income tax on distributions made by a Fund before they receive payments under the variable insurance contracts.

The board reserves the right not to maintain the qualification of any of these Funds in the Trust as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains; and any distributions of income and gains by these Funds to insurance company separate accounts could result in these earnings becoming or a policy owner’s interest in their separate contract to become immediately taxable.

TAX CONSIDERATIONS

Insurance company separate accounts may invest in each of the Funds of the Trust and, in turn, may offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are directly or indirectly the shareholders in each Fund, all of the tax characteristics of each Fund’s investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner’s investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

Other Tax Information

This discussion of “Distributions and Taxes” is not written to provide you with tax advice, and does not purport to deal with all of the tax consequences that may be applicable to your investment in the Fund. You should consult your tax advisor regarding your particular circumstances before making an investment in the Fund, or about the federal, state, local and foreign tax consequences of your investment in the Fund.

Organization, Voting Rights and Principal Holders

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was originally organized as a Massachusetts business trust on April 26, 1988 and was reorganized effective May 1, 2007, as a Delaware statutory trust created on October 18, 2006, and is registered with the SEC. Each Fund, except the Global Real Estate Fund and Global Bond Fund, is a diversified series of the Trust. Global Real Estate Fund and Global Bond Fund are non-diversified Funds as defined under the 1940 Act.

Most series or Funds in the Trust offer three classes of shares, Class 1, Class 2 and Class 4, and some offer also a fourth class, Class 3. Shares of each class of Fund in the Trust represent proportionate interests in the Fund’s assets and are identical except that the Fund’s Class 2, Class 3 and Class 4 shares will bear the expense of Class 2, Class 3 or Class 4 distribution plans. A redemption fee is assessed upon Class 3 shares in connection with short-term trading. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series or classes may be offered in the future.

  Franklin Flex Cap Growth Securities Fund - Class 2

  Franklin Flex Cap Growth Securities Fund - Class 4
  (prior to May 1, 2007, Franklin Real Estate Fund and prior to September 1999, Real Estate Securities Fund)

  Franklin Global Real Estate Securities Fund - Class 2
  (prior to May 1, 2007, Franklin Real Estate Fund and prior to September 1999, Real Estate Securities Fund)

  Franklin Global Real Estate Securities Fund - Class 4

  Franklin Growth and Income Fund - Class 11
  (prior to 5/1/95, Equity Growth Fund)

  Franklin Growth and Income Fund - Class 21

  Franklin Growth and Income Fund - Class 4

  Franklin High Income Securities Fund - Class 11
  (prior to 10/1/06, Franklin High Income Fund)

  Franklin High Income Securities Fund - Class 21
  (prior to 10/1/06, Franklin High Income Fund)

  Franklin High Income Securities Fund - Class 4

  Franklin Income Securities Fund - Class 11

  Franklin Income Securities Fund - Class 21

  Franklin Income Securities Fund - Class 4

  Franklin Large Cap Growth Securities Fund - Class 11
  (prior to 12/15/99, Franklin Capital Growth Fund)

  Franklin Large Cap Growth Securities Fund - Class 21
  (prior to 12/15/99, Franklin Capital Growth Fund)

  Franklin Large Cap Growth Securities Fund - Class 4

  Franklin Large Cap Value Securities Fund - Class 2

  Franklin Large Cap Value Securities Fund - Class 4

  Franklin Rising Dividends Securities Fund - Class 1
  (prior to September 1999, Franklin Rising Dividends Fund)

  Franklin Rising Dividends Securities Fund - Class 2
  (prior to September 1999, Franklin Rising Dividends Fund)

  Franklin Rising Dividends Securities Fund - Class 4

  Franklin Small Cap Value Securities Fund - Class 11
  (prior to May 1, 2002, Franklin Value Securities Fund)

  Franklin Small Cap Value Securities Fund - Class 21
  (prior to May 1, 2002, Franklin Value Securities Fund)

  Franklin Small Cap Value Securities Fund - Class 4

  Franklin Small-Mid Cap Growth Securities Fund - Class 11
  (prior to May 1, 2005, Franklin Small Cap Fund)

  Franklin Small-Mid Cap Growth Securities Fund - Class 21
  (prior to May 1, 2005, Franklin Small Cap Fund)

  Franklin Small-Mid Cap Growth Securities Fund - Class 4

  Franklin Strategic Income Securities Fund - Class 1

  Franklin Strategic Income Securities Fund - Class 2

  Franklin Strategic Income Securities Fund - Class 4

  Franklin Templeton VIP Founding Funds Allocation Fund - Class 1

  Franklin Templeton VIP Founding Funds Allocation Fund - Class 2

  Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

  Franklin U.S. Government Fund - Class 11

  Franklin U.S. Government Fund - Class 21

  Franklin U.S. Government Fund - Class 4

  Franklin Zero Coupon Fund - 2010 - Class 11 (maturing in December 2010)

  Franklin Zero Coupon Fund - 2010 - Class 21 (maturing in December 2010)

  Franklin Mutual Global Discovery Securities Fund - Class 1
  (prior to May 1, 2009, Mutual Discovery Securities Fund)

  Franklin Mutual Global Discovery Securities Fund - Class 2
  (prior to May 1, 2009, Mutual Discovery Securities Fund)

  Franklin Mutual Global Discovery Securities Fund - Class 4
  (prior to May 1, 2009, Mutual Discovery Securities Fund)

  Franklin Mutual International Securities Fund - Class 2

  Franklin Mutual International Securities Fund - Class 4

  Franklin Mutual Shares Securities Fund - Class 1

  Franklin Mutual Shares Securities Fund - Class 2

  Franklin Mutual Shares Securities Fund - Class 4

  Templeton Developing Markets Securities Fund - Class 11
  (prior to May 1, 2000, Templeton Developing Markets Fund)

  Templeton Developing Markets Securities Fund - Class 22
  (prior to May 1, 2000, Templeton Developing Markets Fund)

  Templeton Developing Markets Securities Fund - Class 3

  Templeton Developing Markets Securities Fund - Class 4

  Templeton Foreign Securities Fund - Class 12
  (prior to May 1, 2002, Templeton International Securities Fund)

  Templeton Foreign Securities Fund - Class 22
  (prior to May 1, 2002, Templeton International Securities Fund)

  Templeton Foreign Securities Fund - Class 3

  Templeton Foreign Securities Fund - Class 4

  Templeton Global Bond Securities Fund - Class 1
  (prior to May 1, 2009, Templeton Global Income Securities Fund; prior to May 1, 1996, Global Bond Fund)

  Templeton Global Bond Securities Fund - Class 2
  (prior to May 1, 2009, Templeton Global Income Securities Fund)

  Templeton Global Bond Securities Fund - Class 3
  (prior to May 1, 2009, Templeton Global Income Securities Fund)

  Templeton Global Bond Securities Fund - Class 4
  (prior to May 1, 2009, Templeton Global Income Securities Fund)

  Templeton Growth Securities Fund - Class 1

  Templeton Growth Securities Fund - Class 2

  Templeton Growth Securities Fund - Class 4

1. In September 1999, the names of the Funds were changed to include “Franklin."

2. On February 8, 2000, Fund shareholders approved a merger and reorganization that combined the Fund, a series of TVP with a similar fund of the Trust, effective May 1, 2000. The Fund is the surviving fund of the merger.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

PRINCIPAL SHAREHOLDERS

Fund classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.

Shareholders will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, shareholders do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares.

The name, address and percentage of ownership of insurance companies, the separate accounts of which owned of record 5% or more of Fund shares, as of February 1, 2010, are as follows:

FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP (%)
Franklin Flex Cap Growth Secrutites Fund - Class 2	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	8.729
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	21.964
	Ohio National Life Insurance Company FBO its separate accounts 1 Financial Way Cincinnati, OH 45242-5851	64.057
Franklin Flex Cap Growth Secrutites Fund - Class 4	Ohio National Life Insurance Company FBO its separate accounts P.O. Box 237 Cincinnati, OH 45201-0237	95.922
Franklin Global Real Estate Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	92.479
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	7.028
Franklin Global Real Estate Securities Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	23.495
	Riversource Life Insurance Company Formerly IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	62.439
Franklin Global Real Estate Securities Fund - Class 4	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 One Franklin Parkway San Mateo, CA 94403-1906	100.000
Franklin Growth and Income Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	48.652
	Allstate Life Insurance Company VA Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	5.033
	Allstate Life Insurance Company VA Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	30.059
	Integrity Life Insurance Company Mail Station 24 400 W Broadway Street Cincinnati, OH 45202-3341	6.463
	National Integrity Life Insurance Company Mail Station 24 400 W Broadway Street Cincinnati, OH 45202-3341	5.559
Franklin Growth and Income Securities Fund - Class 4	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	100.000
Franklin High Income Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	92.606
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	7.338
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	84.599
Franklin High Income Securities Fund - Class 2	Allstate Life Insurance Company VA Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	5.751
Franklin High Income Securities Fund - Class 4	CUNA 2000 Heritage Way Waverly, IA 50677-9208	100.00
Franklin Income Securities Fund Securities Fund - Class 1	Franklin Templeton VIP Trust Franklin Templeton VIP Founding Funds Allocation Fund Class 1 c/o Laura Fergerson 3310 Quality Drive, Floor 2 Rancho Cordova CA 95670-7313	70.543
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	24.182
Franklin Income Securities Fund Securities Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	8.741
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	16.162
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	33.286
	Lincoln National Life Insurance Company 1300 S. Clinton Street, Stop 6H-02 Fort Wayne, IN 46802-3518	7.037
	Genworth Life and Annuity Insurance Company Attn: Variable Accounting 6610 W Broad Street, Building 3 Richmond, VA 23230-1702	11.754
Franklin Income Securities Fund Securities Fund - Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	12.944
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	65.302
	Ohio National Life Insurance Company FBO its separate accounts P.O. Box 237 Cincinnati, OH 45201-0237	18.083
Franklin Large Cap Growth Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	91.351
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	6.503
Franklin Large Cap Growth Securities Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	23.831
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	15.182
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	38.654
	Allstate Life Insurance Company VA Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	13.695
Franklin Large Cap Growth Securities Fund - Class 4	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	100.00
Franklin Large Cap Value Securities Fund – Class 2	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	26.211
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	73.541
Franklin Large Cap Value Securities Fund – Class 4	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	100.00
Franklin Rising Dividends Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	75.521
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	8.528
	Nationwide Life Insurance Company NWVLI4 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	7.252
Franklin Rising Dividends Securities Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	11.403
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	20.388
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	50.153
	Nationwide Life Insurance Company NWVAII c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	5.009
	Protective Life Insurance Company Variable Annunity Seperate Account P.O. Box 2606 Birmingham, AL 35202-2606	6.026
Franklin Rising Dividends Securities Fund - Class 4	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	11.564
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	88.433
Franklin Small Cap Value Securities Fund – Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	24.022
	American General Life Insurance Company Signature II 2727 A Allen Parkway Suite A Houston, TX 77019-2116	6.108
	Nationwide Life Insurance Company PMLIC-VLII c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	14.839
	Nationwide Life Insurance Company NWVLI2 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	6.395
	Nationwide Life Insurance Company NWVLI4 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	23.138
	Nationwide Life Insurance Company NWVLI7 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	11.228
Franklin Small Cap Value Securities Fund – Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	5.231
	Riversource Life Insurance Company Formerly IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	19.292
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	5.614
	Nationwide Life Insurance Company NWVAII c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	16.377
	ING Life Insurance & Annuity Company 1 Orange Way B3N Windsor, CT 06095-4774	18.884
Franklin Small Cap Value Securities Fund – Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	10.342
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	89.657
Franklin Small-Mid Cap Growth Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	71.639
	Lincoln National Life Insurance Company 1300 S. Clinton Street, Stop 6H-02 Fort Wayne, IN 46802-3518	18.777
Franklin Small-Mid Cap Growth Securities Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	8.288
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	11.550
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	38.281
	Lincoln National Life Insurance Company 1300 S. Clinton Street, Stop 6H-02 Fort Wayne, IN 46802-3518	12.865
	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	7.707
Franklin Small-Mid Cap Growth Securities Fund - Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	17.051
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	82.948
Franklin Strategic Income Securities Fund – Class 1	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	22.734
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	76.944
Franklin Strategic Income Securities Fund – Class 2	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	24.298
	Kemper Investors Life Insurance Company Attn: Product Valuation One SW Security Benefit Place Topeka, KS 66636-1000	14.260
	Sun Life Assurance Company of Canada – US MFS Regatta Masters P.O. Box 9134 Wellesley Hills, MA 02481-9134	31.240
	Equitable Life Assurance Society of the U.S. Separate Account 65 1290 Avenue of the Americas New York, NY 10104-1472	16.212
Franklin Strategic Income Securities Fund – Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	15.300
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	84.699
Franklin Templeton VIP Founding Funds Allocation>br/> Fund - Class 1	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	63.350
	Symetra Life Insurance Company Attn: Life Finance Separate Accounts P.O. Box 34690 Seattle, WA 98124-1690	10.711
	Aul American Variable Annunity Unit Trust P.O. Box 368 Indianapolis, IN 46206-0368	15.230
	Aul American Variable Annunity Unit Trust P.O. Box 368 Indianapolis, IN 46206-0368	6.846
Franklin Templeton VIP Founding Funds Allocation>br/> Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	36.267
	Sun Life Assurance Company of Canada – US MFS Regatta Masters P.O. Box 9134 Wellesley Hills, MA 02481-9134	12.704
	Genworth Life and Annuity Insurance Company Attn: Variable Accounting 6610 W Broad Street, Building 3 Richmond, VA 23230-1702	28.576
	AIG Sunamerica Life Assurance Company 21650 Oxnard Street Woodland Hills, CA 91367-4901	11.314
Franklin Templeton VIP Founding Funds Allocation>br/> Fund - Class 4	Prudential Annuities Life Assurance Annuity Separate Account 213 Washington Street Newark, NJ 07102-2917	60.546
	PRUCO Life Insurance of Arizona Annuity Separate Account 213 Washington Street Newark, NJ 07102-2917	16.375
	Pacific Life Insurance Company Separate Account A 700 Newport Center Drive Newport Beach, CA 92660-6307	14.453
Franklin U.S. Government Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	79.209
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	8.984
	Nationwide Life Insurance Company Sentinel Advantage - VAI Attn: Investment Accounting M415 One National Life Dr. Montpelier, VT 05604-1000	5.448
Franklin U.S. Government Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	56.722
	Symetra Life Insurance Company Attn: Life Finance Separate Accounts P.O. Box 34690 Seattle, WA 98124-1690	5.305
	Allstate Life Insurance Company VA Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	7.232
Franklin U.S. Government Fund - Class 4	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	100.00
Franklin Zero Coupon Fund – maturing in December 2010 - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	94.689
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	5.310
Franklin Zero Coupon Fund – maturing in December 2010 - Class 2	Kemper Investors Life Insurance Company Attn: Product Valuation One SW Security Benefit Place Topeka, KS 66636-1000	56.297
	Money Life Insurance Company Variable account A – VA Attn: Joshua Saxe – AXA 525 Washington Boulevard, Floor 35 Jersey City, NJ 07310-1606	26.651
	Federal Kemper Life Assurance Company Attn: Product Valuation One SW Security Benefit Place Topeka, KS 66636-1000	10.440
Mutual Global Discovery Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	92.634
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	7.124
Mutual Global Discovery Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	34.521
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	11.236
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	46.251
	CUNA 2000 Heritage Way Waverly, IA 50677-9208
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	77.598
Mutual International Securities Fund – Class 2	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	100.00
Mutual International Securities Fund – Class 4	Franklin Advisers, Inc. Franklin Templeton Investments Corporate Accounting SM 970/3 Attn: Michael Corcoran One Franklin Parkway San Mateo, CA 94403-1906	100.00
Mutual Shares Securities Fund – Class 1	Franklin Templeton VIP Trust Franklin Templeton VIP Founding Funds Allocation Fund Class 1 c/o Laura Fergerson 3310 Quality Drive, Floor 2 Rancho Cordova CA 95670-7313	82.792
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	13.238
Mutual Shares Securities Fund – Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	11.138
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	12.649
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	32.952
	Lincoln National Life Insurance Company 1300 S. Clinton Street, Stop 6H-02 Fort Wayne, IN 46802-3518	8.725
	Sun Life Assurance Company of Canada – US MFS Regatta Masters P.O. Box 9134 Wellesley Hills, MA 02481-9134	6.321
Mutual Shares Securities Fund – Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	16.032
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	83.697
Templeton Developing Markets Securities Fund - Class 1	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	21.838
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	73.568
Templeton Developing Markets Securities Fund - Class 2	CUNA 2000 Heritage Way Waverly, IA 50677-9208	24.034
	Minnesota Life Insurance Company 401 N Robert Street A6-5216 St. Paul, MN 55101-2015	17.341
	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	17.818
	Allstate Life Insurance Company VA Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	6.828
	Sun Life Assurance Company of Canada – US MFS Regatta Masters P.O. Box 9134 Wellesley Hills, MA 02481-9134	13.685
Templeton Developing Markets Securities Fund - Class 3	Nationwide Life Insurance Company NWVA9 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	21.928
	Nationwide Life Insurance Company NWVAII c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	55.273
	Nationwide Life Insurance Company NWVLI4 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	8.534
Templeton Developing Markets Securities Fund - Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	19.202
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	80.797
Templeton Foreign Securities Fund - Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	42.722
	AIG Life Insurance Company 2727 A Allen Parkway 4-D1 Houston, TX 77019-2116	9.127
	Lincoln National Life Insurance Company 1300 S. Clinton Street, Stop 6H-02 Fort Wayne, IN 46802-3518	16.437
	Nationwide Life Insurance Company SBL-NWMF One Security Benefit Place Topeka, KS 66636-1000	6.523
Templeton Foreign Securities Fund - Class 2	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	9.309
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	22.588
	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	10.127
	Allstate Life Insurance Company VA Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	6.674
	Sun Life Assurance Company of Canada – US MFS Regatta Masters P.O. Box 9134 Wellesley Hills, MA 02481-9134	14.531
Templeton Foreign Securities Fund - Class 3	Nationwide Life Insurance Company NWVA9 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	9.815
	Nationwide Life Insurance Company NWVII c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	79.291
Templeton Foreign Securities Fund - Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	22.432
	Ohio National Life Insurance Company FBO its separate accounts P.O. Box 237 Cincinnati, OH 45201-0237	73.450
Templeton Global Bond Securities Fund – Class 1	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	16.292
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	8.843
	Lincoln National Life Insurance Company 1300 S. Clinton Street, Stop 6H-02 Fort Wayne, IN 46802-3518	50.730
	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	10.479
	Genworth Life and Annuity Insurance Company Attn: Variable Accounting 6610 W Broad Street, Building 3 Richmond, VA 23230-1702	6.583
Templeton Global Bond Securities Fund – Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	15.501
	Riversource Life Insurance Company Formerly IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	18.743
	Lincoln National Life Insurance Company 1300 S. Clinton Street, Stop 6H-02 Fort Wayne, IN 46802-3518	49.655
Templeton Global Bond Securities Fund – Class 3	Nationwide Life Insurance Company NWVA9 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	34.188
	Nationwide Life Insurance Company NWVII c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	54.445
Templeton Global Bond Securities Fund – Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	12.742
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	87.257
Templeton Growth Securities Fund - Class 1	Franklin Templeton VIP Trust Franklin Templeton VIP Founding Funds Allocation Fund Class 1 c/o Laura Fergerson 3310 Quality Drive, Floor 2 Rancho Cordova CA 95670-7313	77.746
	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	13.501
	Phoenix Home Life 31 Tech Valley Drive East Greenbush, NY 12061-4134	5.156
Templeton Growth Securities Fund - Class 2	Allianz Life Insurance P.O. Box 1117 Minneapolis, MN 55440-1117	16.458
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	19.717
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	36.884
Templeton Growth Securities Fund - Class 4	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	17.178
	Hartford Life Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	82.821

The Underwriter

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to payment under Class 2, Class 3 and Class 4 Rule 12b-1 plans as discussed below. Except as noted, Distributors received no other compensation from the Trust for acting as underwriter.

Distribution and service (12b-1) fees.

The board has adopted a plan pursuant to Rule 12b-1 for the Fund’s Class 2 shares. Under each Fund’s Class 2 plan (except for Strategic Income Fund, Global Bond Fund, Foreign Securities Fund and Developing Markets Fund), the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 2 shares. The board, however, has set the current rate at 0.25% per year, effective July 1, 1999. From January 6, 1999 to June 30, 1999, the fees were set at 0.30% per year. The maximum rate for Class 2 shares of Strategic Income Fund, Global Bond Fund, Developing Markets Fund and Foreign Securities Fund has been set at 0.25% per year under each plan.

The board has adopted a plan pursuant to Rule 12b-1 for the Fund’s Class 3 shares. Under the Fund’s Class 3 plan, the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 3 shares. The board, however, has set the current rate at 0.25% per year.

The board has adopted a plan pursuant to Rule 12b-1 for the Fund's Class 4 shares. Under the Fund's Class 4 plan, the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 4 shares.

The plans are expected to, among other things, increase advertising of the Fund, encourage purchases of Fund shares and service to their shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Funds pay Distributors, the insurance companies or others to assist in the promotion and distribution of Class 2, Class 3 or Class 4 shares, or variable contracts offering Class 2, Class 3 or Class 4 shares. Payments made under the plans may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution-related expenses. Payments made under the plans may also be used to pay insurance companies, dealers or others for, among other things, furnishing personal services and maintaining customer accounts and records, or as service fees as defined under FINRA rules. Together, these expenses, including the service fees, are “eligible expenses.”

Agreements for the payment of fees to the insurance companies or others shall be in a form which has been approved from time to time by the board, including the non-interested board members.

FEES PAID FOR LAST FISCAL YEAR

For the fiscal year ended December 31, 2009, the amounts paid by the Fund’s Class 2, Class 3 and Class 4 shares pursuant to the plans in effect during the period, which were used by Distributors to pay insurance companies or their affiliates, were as follows:

Fund	Class 2 Amounts Paid ($)	Class 3 Amounts Paid ($)	Class 4 Amounts Paid ($)
Flex Cap Growth Fund	504,821	N/A	354,594
Global Real Estate Fund	757,067	N/A	7
Growth and Income Fund	334,673	N/A	11
High Income Securities Fund	329,035	N/A	20,436
Income Securities Fund	12,778,814	N/A	704,021
Large Cap Growth Fund	822,988	N/A	12
Large Cap Value Fund	76,358	N/A	12
Rising Dividends Fund	3,045,871	N/A	13
Small Cap Value Fund	2,081,203	N/A	63,922
Small-Mid Cap Growth Fund	1,641,251	N/A	21,279
Strategic Income Fund	109,496	N/A	321,733
Founding Funds Allocation Fund	936,976	N/A	1,755,403
U.S. Government Fund	1,219,213	N/A	18
Zero Coupon Fund - maturing in 2010	39,777	N/A	N/A
Mutual Global Discovery Fund	2,889,539	N/A	127,217
Mutual International Fund	1,068	N/A	1,494
Mutual Shares Fund	8,338,320	N/A	288,955
Developing Markets Fund	783,019	104,166	42,924
Foreign Securities Fund	4,227,861	554,355	85,460
Global Bond Fund	2,304,784	321,073	218,268
Growth Securities Fund	3,691,871	N/A	119,191

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

DEALER COMPENSATION

In addition to the payments above, Distributors and/or its affiliates may make the following payments out of its own assets to certain dealers who sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers):

Marketing support payments.   Distributors may make payments to VIP Qualifying Dealers. A VIP Qualifying Dealer’s marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the VIP Qualifying Dealer’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates VIP Qualifying Dealers differently depending upon, among other factors, whether the VIP Qualifying Dealer is directly selling Franklin Templeton funds, or participating in the offering of variable insurance products that invest in the Trust, sales and asset levels, redemption rates and the level and/or type of marketing and educational activities provided by the VIP Qualifying Dealer.

Other payments.   From time to time, Distributors, at its expense, may provide additional compensation to VIP Qualifying Dealers which sell or arrange for the direct or indirect sale of shares of Franklin Templeton funds. Such compensation may include financial assistance to VIP Qualifying Dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors' guidelines and applicable law.

Distributors and/or its affiliates may also reimburse VIP Qualifying Dealers and/or their affiliates for certain costs associated with obtaining voting instructions from contract owners and the solicitation process in connection with Trust-sponsored proxy statements.

You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and any services provided. Additional disclosure may be included in the insurance contract prospectus.

REDEMPTIONS IN KIND

In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Performance

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan’s implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

For share classes offered to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes should be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus that accompanies the Trust prospectus. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

For Class 2 shares which were started at a later date than Class 1 shares, standardized Fund performance represents a “blended” figure, combining: (a) for periods prior to January 6, 1999 (or May 1, 1997 for Developing Markets Fund and Foreign Securities Fund) historical results of Class 1 shares; and (b) for periods beginning January 6, 1999 (or May 1, 1997), Class 2’s results reflect an additional 12b-1 fee expense which also affects future performance. Class 3 shares will also be a “blended” figure, combining Class 1 performance for periods prior to May 1, 1997, Class 2 performance for periods beginning May 1, 1997 and Class 3 performance beginning May 1, 2004 (or April 1, 2005 for Global Bond Fund). Class 4 performance prior to February 28, 2008, will reflect the historical performance of Class 1 shares, which do not assess a Rule 12b-1 plan fee (with the exception of Flex Cap Growth Fund and Large Cap Value Fund which will reflect the Class 2 performance with a Rule 12b-1 plan fee of 0.25% per year). For periods beginning February 28, 2008, performance will be the actual performance of Class 4 shares which will reflect the amount payable under the Fund's Class 4 Rule 12b-1 plan of 0.35% per year of the Fund's Class 4 shares’ average net assets. Class 2 and Class 3 shares have the same 12b-1 fee expense and vary only in the short-term trading fee assessed by Class 3. Historical performance data for Class 2, Class 3 shares, and Class 4 shares, based on Class 1 performance, will generally not be restated to include 12b-1 fees, although each Fund may restate these figures consistent with SEC rules.

For Developing Markets Fund and Foreign Securities Fund, performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Asset Allocation Fund, Templeton Developing Markets Fund and Templeton International Fund, respectively.

Average annual total return

The average annual total return for the Fund, which is included in the Fund's prospectuses, is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, performance would be lower.

The following SEC formula is used to calculate these figures:

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

Cumulative total return

Like average annual total return, the cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Fund’s shares are investment options. If they were included, performance would be lower. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return.

Current yield

From time to time, the current yields of the Funds may be published in advertisements and communications to contract owners. The current yield for the Fund will be calculated by dividing the annualization of the income earned by the Fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for the Fund over different periods of time may also be advertised.

A distribution rate for the Fund may also be published in communications preceded or accompanied by a copy of the Trust’s current prospectus. The Fund’s current distribution rate will be calculated by dividing the annualization of the total distributions made by that Fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for the Fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. See the appropriate insurance company separate account prospectus and SAI.

Volatility

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Miscellaneous Information

The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has $548 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 108 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

FUND SIMILARITY

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Funds
Franklin Investors Securities Trust:
Franklin Growth and Income Securities Fund	Franklin Equity Income Fund

Franklin High Income Trust:
Franklin High Income Securities Fund	Franklin High Income Fund

Franklin Custodian Funds:
Franklin Income Securities Fund	Franklin Income Fund
Franklin U.S. Government Fund	Franklin U.S. Government Securities Fund

Franklin Managed Trust:
Franklin Rising Dividends Securities Fund	Franklin Rising Dividends Fund

Franklin Global Trust:
Franklin Global Real Estate Securities Fund	Franklin Global Real Estate Fund

Franklin Strategic Series:
Franklin Flex Cap Growth Securities Fund	Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Securities Fund	Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Securities Fund	Franklin Strategic Income Fund

Franklin Templeton Fund Allocator Series:
Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Templeton Founding Funds Allocation Fund

Franklin Value Investors Trust:
Franklin Large Cap Value Securities Fund	Franklin Large Cap Value Fund
Franklin Small Cap Value Securities Fund	Franklin Small Cap Value Fund

Franklin Mutual Series:
Mutual Global Discovery Securities Fund	Mutual Global Discovery Fund
Mutual International Securities Fund	Mutual International Fund
Mutual Shares Securities Fund	Mutual Shares Fund

Templeton Developing Markets Securities Fund	Templeton Developing Markets Trust

Templeton Foreign Securities Fund	Templeton Foreign Fund

Templeton Income Trust:
Templeton Global Bond Securities Fund	Templeton Global Bond Fund

Templeton Growth Securities Fund	Templeton Growth Fund, Inc.

The investment objectives and policies of the Funds in the Trust are similar but not identical to those of certain public Franklin Templeton Funds indicated in the following table. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment performance of the Fund will differ from the performance of the corresponding Franklin Templeton fund:

Description of Ratings

Corporate Obligation Ratings

Moody's

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Municipal Bond Ratings

Moody's

Municipal Ratings are the opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody's municipal long-term rating scale differs from Moody's general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

INVESTMENT GRADE

Aaa: Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

BELOW INVESTMENT GRADE

Ba: Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca: Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(*): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

S&P®

INVESTMENT GRADE

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor's capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr: The designation "pr" indicates that the rating is provisional. Such a rating assumes the successful completion of the project financed by the debt being rated and also indicates that payment of the debt service is largely or entirely dependent upon the successful and timely completion of the project. This rating addresses credit quality subsequent to the completion of the project, but makes no comment on the likelihood of or the risk of default upon failure of such completion.

Municipal Note Ratings

Moody's

Moody's ratings for municipal short-term investment grade obligations are designated Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation. Symbols used will be as follows:

INVESTMENT GRADE

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

BELOW INVESTMENT GRADE

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P®

New municipal note issues due in three years or less, will usually be assigned the ratings below. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3: Issues carrying this designation have a speculative capacity to pay principal and interest.

Short-Term Debt Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

File Nos. 33-23493 & 811-05583

FORM N-1A

PART C

Other Information

Item 28.	Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, dated October 18, 2006 (“FTVIPT-DE” or the “Fund”)

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

(ii)	Certificate of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

(b)	By-Laws

(i)	By-Laws of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, effective as of October 18, 2006

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

(c)	Instruments Defining Rights Of Security Holders

See Item 23(a) and (b) above.

(d)	Investment Advisory Contracts.

(i)	Investment Management Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, and Franklin Advisers, Inc., dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(ii)	Investment Management Agreement between the Fund, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Institutional, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iii)	Management Agreement between the Fund, on behalf of Franklin Large Cap Growth Securities Fund, and Franklin Advisers, Inc. , dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iv)	Investment Advisory Agreement between the Fund, on behalf of Franklin Large Cap Value Securities Fund, and Franklin Advisory Services LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(v)

Investment Management Agreement between the Fund, on behalf of Franklin Money Market Fund, Franklin Growth and Income Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Securities Fund, Templeton Global Income Securities Fund, Franklin Income Securities Fund, Franklin U.S. Government Fund and Franklin Zero Coupon Fund - 2010, and Franklin Advisers, Inc., dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(vi)	Management Agreement between the Fund, on behalf of Franklin Rising Dividends Securities Fund, and Franklin Advisory Services, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(vii)	Investment Management Agreement between the Fund, on behalf of Franklin Small Cap Value Securities Fund, and Franklin Advisory Services, LLC , dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(viii)	Investment Management Agreement between the Fund, on behalf of Franklin Small-Mid Cap Growth Securities Fund, and Franklin Advisers, Inc. , dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(ix)	Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Advisers, Inc. , dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(x)	Investment Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xi)	Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management, Ltd. , dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xii)	Investment Management Agreement between the Fund, on behalf of Templeton Foreign Securities Fund, and Templeton Investment Counsel, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xiii)	Investment Management Agreement between the Fund, on behalf of Templeton Growth Securities Fund, and Templeton Global Advisors Limited, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xiv)	Sub-advisory Agreement between Franklin Templeton Institutional, LLC and Franklin Advisers, Inc., for services to Franklin Global Real Estate Securities Fund, a series of the Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xv)

Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investment Management Limited for services to Templeton Foreign Securities Fund, a series of the Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xvi)	Sub-Advisory Agreement between Templeton Global Advisors Limited and Templeton Asset Management Limited, for services to Templeton Growth Securities Fund, a series of the Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xvii)	Investment Management Agreement between the Fund on behalf of Mutual International Securities Fund, a series of the Fund, and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 12, 2009

(e)	Underwriting Contracts.

(i)	Distribution Agreement between FTVIPT-DE and Franklin/Templeton Distributors, Inc. , dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(f)	Bonus Or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements.

(i)	Custody Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, and JPMorgan Chase Bank, dated March 15, 1994

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 18, 1995

(ii)	Master Custody Agreement between the Fund and The Bank of New York Mellon, dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(iii)	Terminal Link Agreement between the Fund and The Bank of New York Mellon, dated February 16, 1996.

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(iv)	Amendment to Global Custody Agreement between the Fund and JPMorgan Chase Bank, dated April 1, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(v)	Amendment to Master Custody Agreement between the Fund and The Bank of New York Mellon, dated April 1, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(vi)	Letter Agreement between the Fund and The Bank of New York Mellon, dated April 22, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(vii)	Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and State Street Bank and Trust Company, dated November 8, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(viii)	Global Custody Agreement, effective as of May 1, 2000, between JPMorgan Chase Bank and the Fund

Filing: Post Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(ix)	Amended Exhibit A dated January 6, 2010 to the Master Custody Agreement between the Fund and The Bank of New York Mellon, revised May 1, 2008
(x)	Amendment dated May 16, 2001, to the Master Custody Agreement between the Fund and The Bank of New YorkMellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A

File No. 33-11444

Filing Date: December 20, 2001

(xi)	Amended and Restated Foreign Custody Manager Agreement between the Fund and The Bank of New York Mellon dated as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A

File No. 33-11444

Filing Date: December 20, 2001

(xii)	Amended Schedule 1 dated January 6, 2010 of the Amended and Restated Foreign Custody Manager Agreement between the Fund and The Bank of New York Mellon, revised May 1, 2008
(xiii)	Amended Schedule 2 dated October 27, 2009 of the Amended and Restated Foreign Custody Manager Agreement between the Fund and The Bank of New York Mellon, revised March 19, 2007

(h)	Other Material Contracts

(i)

Administration Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund and Franklin Small-Mid Cap Growth Securities Fund, and Franklin Templeton Services, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(ii)

Administration Agreement between the Fund, on behalf of Franklin Small Cap Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Asset Allocation Fund, and Franklin Templeton Services, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iii)	Administration Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Templeton Services, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iv)	Administration Agreement between the Fund, on behalf of Franklin Templeton VIP Founding Funds Allocation Fund, and Franklin Templeton Services, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(v)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, for services to Franklin Global Communications Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Money Market Fund, Franklin U.S. Government Fund, Franklin Zero Coupon Fund – 2010 and Templeton Global Income Securities Fund, series of the Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(vi)

Subcontract for Fund Administrative Services Agreement between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC, for services to Franklin Rising Dividends Securities Fund, a series of the  Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(vii)

Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC, for services to Templeton Growth Securities Fund, a series of the Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(viii)	Administration Agreement between the Fund, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Services, LLC, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(ix)	Administration Agreement between the Fund, on behalf of Mutual International Securities Fund, a series of the Fund, and Franklin Templeton Services, LLC.

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 12, 2009

(i)	Legal Opinion

(i)	Legal Opinion, Securities Act of 1933, with respect to FTVIPT-DE and each of its series, dated April 25, 2007

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 30, 2007

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements.

Not Applicable

(l)	Initial Capital Agreement

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund, except Franklin Strategic Income Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Global Income Securities Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(ii)

Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Global Income Securities Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iii)	Class 3 Distribution Plan pursuant to Rule 12b-1 for Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund, dated May 1, 2007

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iv)	Class 4 Distribution Plan pursuant to Rule 12b-1 for all series of the Fund, except Franklin Money Market Fund and Franklin Zero Coupon Fund – maturing in 2010

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 16, 2008

(v)	Class 2 Distribution Plan pursuant to Rule 12b-1 for Mutual International Securities Fund.

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 12, 2009

(vi)	Class 4 Distribution Plan pursuant to Rule 12b-1 for Mutual International Securities Fund.

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 12, 2009

(n)	Rule 18f-3 Plan

(i)

Multiple Class Plan for Franklin Global Communications Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin U.S. Government Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Global Asset Allocation Fund and Templeton Growth Securities Fund, as adopted on October 17, 2006, and amended and restated on October 16, 2007

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 16, 2008

(ii)

Multiple Class Plan for Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund, as adopted on October 17, 2006, and amended and restated on October 16, 2007

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 16, 2008

(iii)	Multiple Class Plan for Franklin Money Market Fund and Franklin Zero Coupon Fund – maturing in 2010, as adopted on October 17, 2006, and amended and restated on October 16, 2007

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 16, 2008

(iv)	Multiple Class Plan for Mutual International Securities Fund

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 12, 2009

(p)	Code of Ethics

(i)	Code of Ethics dated May, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 12, 2009

(q)	Power of Attorney

(i)	Power of Attorney dated December 1, 2009

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Agreement and Declaration of Trust (the “Declaration”) of Registrant provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct). Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

(i)

The officers and directors of the Fund's investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (Advisers) the investment manager or sub-adviser of 14 of the Fund's series, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii)	Templeton Investment Counsel, LLC

Templeton Investment Counsel, LLC. (Investment Counsel), an indirect, wholly owned subsidiary of Resources, serves as adviser to Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of Investment Counsel and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii)	Templeton Global Advisors Limited

Templeton Global Advisors Limited (Templeton Nassau), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

(iv)	Templeton Asset Management Ltd.

Templeton Asset Management Ltd. (TAML), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Securities Fund and as sub-advisor to Templeton Growth Securities Fund, furnishing to the investment manager in that capacity portfolio management services and investment research. For information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of TAML and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(v)	Franklin Advisory Services, LLC

Franklin Advisory Services, LLC (Franklin New Jersey), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund and Franklin Large Cap Value Securities Fund. For information please see Part B and Schedules A and D of

Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(vi)	Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (Mutual Advisers), an indirect, wholly owned subsidiary of Resources, will serve as investment manager for the new series and currently serves as investment manager to the Mutual Global Discovery Securities Fund, Mutual Shares Securities Fund and Mutual International Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(vii)	Franklin Templeton Investment Management Limited

Franklin Templeton Investment Management Limited (Investment Management), serves as sub-advisor for one of the Fund’s series. Investment Management is an indirect subsidiary of Templeton Worldwide, Inc. which is a subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of Investment Management (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of Investment Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(viii)	Franklin Templeton Institutional, LLC

Franklin Templeton Institutional, LLC (FT Institutional), serves as investment manager to Franklin Global Real Estate Securities Fund. FT Institutional is a wholly owned subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers and directors of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.	Principal Underwriters

a)	Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin Gold and Precious Metals Fund

                Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Templeton Fund Allocator Series

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b)

The information required by this Item 32 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (SEC File No. 8-5889).

Item 33.	Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or by its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act the Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 2nd day of March, 2010.

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST, a Delaware Statutory Trust

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated on behalf of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust:

RUPERT H. JOHNSON, JR*	Chief Executive Officer –
Rupert H. Johnson, Jr.	Investment Management
and Trustee

Dated: March 2, 2010

LAURA F FERGERSON*	Chief Executive Officer - Finance
Laura F. Fergerson	and Administration

Dated: March 2, 20109

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer
Dated: March 2, 2010

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: March 2, 2010

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: March 2, 2010

SAM GINN*	Trustee
Sam Ginn	Dated: March 2, 2010

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: March 2, 2010

FRANK W.T. LAHAYE*	Trustee
Frank W.T. LaHaye	Dated: March 2, 2010

J. MICHAEL LUTTIG	Trustee
J. Michael Luttig	Dated: March 2, 2010

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: March 2, 2010

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: March 2, 2010

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: March 2, 2010

*By:/s/ Karen L. Skidmore

Karen L. Skidmore, as Attorney-in-Fact

*(Pursuant to power of attorney filed herewith)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO	DESCRIPTION
EX 99(g)(ix)	Amended Exhibit A dated January 6, 2010, to the Master Custody Agreement between the Fund and The Bank of New York Mellon, revised May 1, 2008
EX 99(g) (xii)	Amended Schedule 1 dated January 6, 2010 of the Amended and Restated Foreign Custody Manager Agreement between the Fund and The Bank of New York Mellon, revised May 1, 2008
EX 99(g)(xiii)	Amended Schedule 2 dated October 27, 2009 of the Amended and Restated Foreign Custody Manager Agreement between the Fund and The Bank of New York Mellon, revised March 19, 2007
EX 99(q)(i)	Power of Attorney dated December 1, 2009